CSMC 2021-RPL8 Trust

Exhibit 99.11

Buyer Loan #	Next Due Date	Last Payment Date	Loan Status	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property Address 2	Property City	Property State	Property Zip	Scope	Strategy	Scrub Comments
418396565	10/1/2021	7/27/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for requests for website assistance on X/XX/XXXX and X/X/XXXX..

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431498212	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: On XX/XX/XXXX, borrower wanted to know if he makes a large principal curtailment if that would lower his payment. Servicer advised that it would not. Borrower wanted to know the maturity date per notes on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower upset about escrow shortage, stated that the servicer should run more than one escrow analysis a year. Payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
431490155	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower confirmed service transfer X/XX/XXXX. Borrower requested online access X/XX/XXXX. Borrower requested assistance to setup ACH X/X/XXXX. Borrower inquired about statement; amount due X/XX/XXXX. Borrower inquired about withdrawal X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489503	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX An insurance letter is being discussed. The only other contact was on X/XX/XXXX, the borrower calls in to find out if their daughter would be able to assume the mortgage. No other significant activity was noted.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488546	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431490159	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower called who agreed to make a payment over the phone. The loan has remained current since that time but had a brief period of delinquency in X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488245	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower unemployed due to XXXX and requested assistance, X month deferral approved starting X/X/XXXX. Borrower resumed payments in X/XXXX. NSF was the result of X payments being pulled by the servicer in error and borrower called to discuss on X/XX/XXXX. Last contact with the borrower was X/XX/XXXX following up on monthly statement.

REASON FOR DEFAULT: RFD in X/XXXX was unemployment due to XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431487817	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower stated property rented. Originated as primary residence. Last contact X/X/XXXX asking for XXXX.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489220	9/1/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Dialer attempts during default in XXXX; no contact. Borrower requested a copy of a XXXX modification in X/XXXX; servicer mailed a copy in X/XXXX. No other contact with borrower, who pays through the website.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431489194	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated on XX/XX/XXXX, that they set-up a payment thru the IVR. Last contact on XX/XX/XXXX, borrower called to verify when ACH payment would draft. Appears the draft date is XX/XX/XXXX.

REASON FOR DEFAULT: RFD is not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Current occupancy is unknown.
431488253	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact after ACH setup in Mar XXXX. Last contact X/X/XXXX for assistance with website.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489215	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: In X/XXXX, borrower provided proof of the X/XXXX payment being made to the prior servicer and disputed the delinquency on the account. Servicer requested another check copy in X/XXXX when borrower made a promise to pay. Servicer requested additional documentation in X/XXXX, but didn't receive any additional documents and closed the review in XX/XXXX. Borrower sent the documentation in XX/XXXX; servicer response is unknown, but two payments were applied that month to reinstate the account; unable to verify whether credit reporting was adjusted. Borrower gave a promise to pay in X/XXXX. Last contact was in X/XXXX when borrower verified the monthly payment amount.

REASON FOR DEFAULT: Payment dispute, misapplication error

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431488550	8/1/2021	6/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on X/X/XXXX with the end of the deferral being discussed.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431490263	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional account inquiry and payment by phone, no hardship noted. Last contact X/XX/XXXX request to waive late fee.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488544	8/1/2021	7/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431488185	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with no borrower contact until request for XXXX assistance X/XX/XXXX. FB approved from April-June XXXX, but borrower reinstated April XXXX and has remained current with no further contact.

REASON FOR DEFAULT: XXXX income curtailment, details. unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488114	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for assistance to unlock website login on X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489213	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX and requested assistance. Servicer offered a repayment plan on X/X/XXXX, details of the plan not noted. Borrower reinstated loan in X/XXXX. No further assistance requested.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431489553	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called in X/XXXX to see if servicer had a second mortgage on the property; servicer confirmed no Xnd mortgage serviced by them. Borrower declined to discuss the account in X/XXXX, and requested website assistance in X/XXXX to opt into paperless statements. No further contact.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431488219	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact. Last contact X/XX/XXXX stating would pay when they were ready.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489241	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Welcome call completed in X/XXXX after loan transferred servicing. Borrower set up auto-draft payments in X/XXXX through the website. Borrower changed the auto-draft information in XX/XXXX, and began struggling with NSF payments through X/XXXX. Co-borrower called to cancel auto-draft payments in X/XXXX, but servicer offered to change the account the funds were drafted from, and co-borrower agreed. No further contact. Servicing notes don't state why borrower had multiple NSF payments, yet servicer left the auto-draft terms on the account.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489818	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made phone payments between XX/XXXX and X/XXXX. Loan transferred servicing in X/XXXX. Notes don't stay whether delinquency in X/XXXX was due to loan transfer. Phone payments continued between X/XXXX and XX/XXXX, until borrower set up auto-draft payments in XX/XXXX. No further contact.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431488576	10/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Hardship in early XXXX was caused by reduction in work hours and a death in the family. Borrower declined assistance and reinstated in Mar XXXX. Account is performing since cured with no further contact since X/XX/XXXX.

REASON FOR DEFAULT: Death in family, income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488429	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact X/XX/XXXX borrower made payment over the phone to cover the NSF payment from X/X/XXXX.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431488171	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower declined to discuss hardship or repay plan July XXXX and was unresponsive until submission of loss mit application Dec XXXX, hardship and financials are not noted. Trial was paid Feb-Apr XXXX and account is performing post-mod, last contact X/X/XXXX to confirm due date and payment amount.

REASON FOR DEFAULT: Income curtailment, details unknown.

FORECLOSURE: Referred to foreclosure XX/X/XXXX, first legal delayed by missing assignment and then by loss mitigation.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488924	8/1/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431488197	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower called to schedule payment X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488345	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, employment impacted by XXXX. Borrower had lost X of the X jobs they worked. Three month deferral approved, starting X/X/XXXX. X/XX/XXX borrower still unemployed and requesting another deferral. X/XX/XXXX borrower stated able to resume payment in X/XXXX, as business reopening. Needed help with X/XXXX payment and was advised to submit loss mitigation package. Borrower disputed the denial of loss mitigation, which was closed by the servicer. Last contact was X/XX/XXXX, borrower requesting that loss mitigation request be closed.

REASON FOR DEFAULT: Employment impacted by XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489238	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Welcome call completed X/XX/XXXX. Borrower requested payoff and setup ACH X/XX/XXXX. Borrower called X/X/XXXX to schedule ACH. Borrower had questions about account X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431490253	9/1/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VT	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Welcome call completed in X/XXXX after loan transfer; borrower also verified payment receipt on a mailed check. Borrower called about LPI in X/XXXX, and confirmed HOI flood policy coverage. Last contact was in X/XXXX when borrower confirmed flood insurance was included in the escrow account. Borrower pays through the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431488899	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. Occasional payment arrangements are recorded. X/XXXX Notes reference a NSF payment, no RFD is given. The most recent contact was on X/XX/XXXX to requests website assistance.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488527	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower unemployed due to XXXX, X month deferral approved. XX/XX/XXXX borrower stated back to work, but reduced hours. Interested in another deferral, but servicer advised would need to submit a loss mitigation package. Borrower never submitted a package and has made monthly payments. Last contact X/XX/XXXX, asking general questions.

REASON FOR DEFAULT: X/X/XXXX borrower unemployed due to XXXX, returned to work, but reduced hours.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489666	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and made a phone payment in X/XXXX. Borrower also set up auto-draft payments in X/XXXX. Last contact was in X/XXXX when borrower verified the interest rate was fixed.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431488435	8/1/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower. Loan has been current since X/XXXX. Last contact was X/XX/XXXX, updating insurance information.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489227	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, outbound call to the borrower to discuss the amount due. The borrower provided a RFD and discussed escrow. The borrower made a payment by phone a few days prior. in to make a payment over the phone. The notes show the borrower also requested workout assistance but did not return the required documentation. The loan rolled past due for a brief period in XX/XXXX and has not been responsive to attempts to contact since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to reduced income and also due to being hospitalized. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489297	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX, and borrower confirmed a payment had been mailed. Borrower had monthly contact with servicer through X/XXXX, during either a phone payment or a promise to pay through bill pay. Borrower notified servicer of a change in insurance carriers in X/XXXX, and asked about a payment change in X/XXXX.Borrower called about the first lien on the property in X/XXXX, also with servicer. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489228	8/1/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact, but the loan has been current throughout the past XX months. The notes show the payments are paid by ACH set up since X/XXXX.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489205	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated faxed in authorization for Xrd party to obtain information on the loan per notes on XX/XX/XXXX. Very little contact with the borrower. On XX/XX/XXXX, borrower called in but details of the call not provided. Last contact on X/XX/XXXX, borrower wanted to verify due date.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431487793	8/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact. All attempts to contact the borrower have been unsuccessful.

REASON FOR DEFAULT: RFD not noted.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431496979	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested tax document X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431497432	8/25/2021	7/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and scheduled auto-draft payments to begin the following month. Borrower requested verbal XXXX information in X/XXXX, and called about escrow shortage payment options in X/XXXX. Borrower had an NSF payment in XX/XXXX, and made a phone payment to reinstate the same month. Borrower authorized a third party on the account in X/XXXX, and requested a copy of the note and deed in X/XXXX. Borrower requested website assistance in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
431498072	8/1/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to advise would work on the documents required for the work out review due to being unemployed since X/XXXX. The notes show documentation was not received and the workout review was closed on XX/X/XXXX. The work out was originally requested on XX/XX/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower being unemployed. Unclear if hardship is still ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431497744	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin July XXXX with a trial plan in progress, hardship and financials are not noted. Account is performing post-mod with no contact since X/X/XXXX request to change ACH draft date.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

418851348	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX, X payments made by borrower in error and requested X payment be refunded, which it was.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

418851772	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower set-up a payment on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone. Dispute received on XX/XX/XXXX, details not provided. However, a dispute resolution letter was sent out on XX/XX/XXXX.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
418943416	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact on XX/XX/XXXX, borrower requested assistance. Servicer granted a X-month deferment.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, income reduced due to XXXX.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Current occupancy is unknown.

418942983	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/X/XXXX request for VOM.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

418943055	8/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower pays in month due, but usually after grace period. Only contact with borrower has been related to issues with online account or making payment. Last contact X/XX/XXXX.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence or BK

PROPERTY: No evidence or property damage.

418944227	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX but has ability to keep paying, no workout offered.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

418943370	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about ACH X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

418941012	8/1/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called to change auto draft information on XX/XX/XXXX. Borrower advised of total amount due in XX/XXXX. Borrower set-up payment to bring account current. Last contact on XX/XX/XXXX, co-borrower wanted to know how to have the borrower removed from the loan. Notes do not indicate the servicer's response.

REASON FOR DEFAULT: RFD per notes in XX/XXXX, borrower unaware of bank issues.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431489550	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX and makes an additional principal curtailment each month iao $X,XXX. Loan transferred servicing in X/XXXX; welcome call completed X/XX/XX. Borrower called in XX/XXXX to confirm ach draft amount and the principal portion of the payment and was advised that the principal portion of payment can fluctuate based on amortization. Escrow analysis statement was sent on X/X/XX; borrower called on X/XX/XX stating that he has insurance and was advised cancellation was received for insurance in February. Escrow payment change notification was sent X/XX/XX. Borrower had questions about the billing statement in X/XXXX wanting to know why the principal was showing a different amount and was advised that the every month the amount being applied to interest decreases while the amount being applied to principal increases with each monthly payment. Last contact was XX/XX/XX, borrower called in for general inquiry.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488375	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested ACH assistance XX/XX/XXXX. Borrower stated XX/XX/XXXX trying to make ACH changes. Ez-pay deleted XX/XX/XXXX. Borrower called to confirm ACH X/XX/XXXX; verified ACH date X/XX/XXXX. Last contact X/X/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.

419928288	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss their HOA, said owes a lot of HOA fees and had previously asked the servicer if they would pay them. The servicer advised the HOA fees are being reviewed for approval by the investor. No further contact and no indication on a decision to pay the HOA fees. The borrower has also disputed credit reporting but was advised that due to a discharged chapter X bankruptcy, not reporting on credit due to not reaffirmed. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: A chapter X bankruptcy was filed in XXXX and discharged in XXXX. Was not reaffirmed.

PROPERTY: The property occupancy status is unknown. No indication of damage or ongoing repairs.
419928399	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan transferred servicing in X/XXXX; welcome call was completed, and borrower made a phone payment. Borrower set up auto-draft payments in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
419928405	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	DC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to unemployment. Servicer confirmed receipt of loss mitigation application X/X/XXXX. Servicer approved Stip to Mod X/XX/XXXX. Borrower reset online access X/XX/XXXX. Mod workout approved X/X/XXXX which was booked X/X/XXXX. Borrower stated X/XX/XXXX impacted by XXXX. Payment deferral completed X/XX/XXXX, X/XX/XXXX. Last contact X/X/XXXX borrower requested online access.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: Loan referred for FC XX/X/XXXX. Delay in FC to obtain missing assignment; requested XX/XX/XXXX. Loan Mod hold placed X/X/XXXX. Mod workout booked X/X/XXXX and FC action closed/billed.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

419928550	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan transferred servicing in X/XXXX; welcome call was completed, and borrower set up auto-draft payments to begin the following month. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
419987662	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact and no hardship last X years. Last contact X/XX/XXXX to request removal of NSF fee due to payment was inadvertently made twice from two different bank accounts, servicer response is not noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

419987693	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Welcome call completed X/XX/XXXX. Borrower called to confirm payment made online X/XX/XXXX. Borrower called to confirm XX/XX/XXXX only one payment being withdrawn. Borrower stated X/XX/XXXX changing insurance; wanting to setup ACH. Borrower inquired about insurance refund check X/XX/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property occupancy is unknown. No property damage noted.

419987699	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: On X/XX/XXXX when borrower confirmed she made that month's payment and wanted to be set up on ACH. Welcome called completed on XX/XXXX. Borrower requested assistance in XX/XXXX, X-month deferment granted. Last contact on XX/XX/XXXX, borrower stated only received half of the payoff. Servicer advised that they would resend. Payoff requested on XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower laid off.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Occupancy is unknown.

419987734	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Loan transferred servicing in X/XXXX; welcome call completed X/XX/XX. Borrower called in XX/XXXX (last contact) to verify ACH and was advised ACH to start in X/XXXX. Payment was returned in XX/XXXX due to NSF however, borrower was able to replace the payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419987761-1	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact. REASON FOR DEFAULT: N/A FORECLOSURE: N/A BANKRUPTCY: N/A PROPERTY: Occupancy is unknown. No property issues noted.
419988544	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan brought current in July XXXX with X payments, no RFD is noted. Loan has been current since then. Borrower called X/XX/XXXX with general questions. All other contact has been making payments.

REASON FOR DEFAULT: No RFD available

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: BKXX filed X/X/XXXX, discharged X/X/XXXX. No further details available.

PROPERTY: No evidence of property damage

419988588	8/10/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower also called in on X/XX and indicated that a tree fell on the property and will cost around $XK to fix. Said was unable to file a claim to fix it and will have to pay out of pocket. The borrower has been in frequent contact and appears to be cooperative. The notes reflect a repayment plan in X/XXXX that began in XX/XXXX but the plan is no longer active. The borrower escalated a complaint in X/XXXX regarding a returned payment refund that was not processed timely. The loan was also modified in XX/XXXX but has had brief periods of delinquency since that time. The recent notes indicate a possible ongoing hardship but no indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to a tree falling on the property and out of pocket repairs. Also noted in X/XXXX that was impacted by XXXX and was furloughed from work. Recent notes indicate the borrower may be experiencing a hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a chapter X bankruptcy filed in XXXX that was discharged in XXXX.

PROPERTY: The property occupancy status is unknown. Recent notes from X/XXXX indicate a tree fell on the property and the borrower is having to pay out of pocket repairs. Unclear if the repairs have started or been completed.

OTHER: Borrower requested a due date change in X/XXXX. Date changed to the XXth of each month.
430021249	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. Occasional notes are recorded with borrower making payment arrangements. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on X/XX/XXXX with ACH details being discussed.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430021276	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact noted with prior servicer. Loan transferred servicing in X/XXXX; welcome call was completed; borrower prefers to pay through bill pay. No further contact

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower was affected by a natural disaster in XXXX and requested assistance. Borrower filed an insurance claim, but didn't qualify for XXXX disaster assistance; notes don't give damage details, but state home was not in a fully livable condition. Current property condition unknown, no mention of insurance claim funds received.

430021188	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact and no hardship noted. Last contact XX/X/XXXX request for XXXX form from XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430021224	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when a X month repayment plan was attempted. Plan broken on XX/X/XXXX when borrower paid less than agreed. Borrower stated RFD as car issues. Prior RFD on XX/XX/XXXX was noted as excessive obligations. No recent BK activity noted. However, loan was modified X/XXXX from FC that was prior initiated in X/XXXX. FC was closed and billed XX/XX/XXXX. Comments on X/XX/XXXX indicated subject was owner occupied. Loan transferred servicing in X/XXXX; no contact with borrower since transfer.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430021225	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, RFD is unemployment. X/XXXX A trial mod is approved. X/XXXX A final perm mod is completed. X/XXXX Borrower is making payment arrangements, RFD is curtailment of income. XX/XXXX RFD is incorrect payment scheduling. Occasional notes are recorded with borrower making payment arrangements. No other recent significant activity or contact with borrower and prior servicer was found. Loan transferred servicing in X/XXXX. Borrower set up auto-draft payments in XX/XXXX, and requested a XXXX statement in X/XXXX. No other contact with borrower. XXXX incentives were applied in X/XXXX and in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430021272	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about service transfer XX/X/XXXX. Borrower called XX/XX/XXXX to confirm taxes paid w/escrow. Welcome call completed X/X/XXXX. Borrower requested online access X/X/XXXX. Last contact X/X/XXXX borrower requested online assistance.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430020880	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Welcome call was completed on X/X/XX, borrower stated that she mailed the payment to the prior servicer on X/XX/XX, borrower was advised to send in proof of payment. Borrower called on XX/X/XX to set up ACH starting the XXth of each month. Borrower requested assistance in X/XXXX stating she had no work due to XXXX. A X month deferral was approved beginning with the X/X/XX payment. Last contact was X/XXXX, borrower called to inquire about the deferral. Loan is current.

REASON FOR DEFAULT: Appears to be unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430020871	8/1/2021	7/27/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Account is XxXX in the last XX months due to missed payments July XXXX and again Nov XXXX, both cured in the following month. There is no borrower contact during the review period and no request for assistance noted.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430020889	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: There is no contact during XxXX delinquency July XXXX that was cured in August. Account is performing for the last X years with no contact except for X/XX/XXXX call to very ACH setup and X/X/XXXX request for a password reset.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430020912	8/1/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments start in X/XXXX, no prior servicer comments. X/XX/XXXX borrower had to replace well pump and interested in a deferral, servicer advised could offer repayment plan. Complete loss mitigation package received XX/XX/XXXX. Borrower received trial plan XX/XX/XXXX and loan modified in X/XXXX. No contact with borrower since loan modified

REASON FOR DEFAULT: RFD in X/XXXX was had to replace well pump.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

OTHER: Billing statement on X/XX/XXXX shows loan due for X/X/XXXX. Modification was processed on X/XX/XXXX and changed due date to the Xst of the month. Billing statement on X/XX/XXXX shows loan due for the Xst of the month (X/X/XXXX).

430020990	8/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX RFD was medical issues. Borrower called X/XX/XXXX, income impacted by XXXX. Three month deferral starting X/X/XXXX approved. Last contact with the borrower was X/XX/XXXX, making payment

REASON FOR DEFAULT: Income was impacted by XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430021052	7/27/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower typically pays just prior to XXth day of delinquency for odd due date. There is little contact in the last X years, borrower unresponsive from contact XX/X/XXXX to inquire about rate change until receipt of new rate change notice. Last contact X/XX/XXXX to discuss payment change, no hardship is provided or loss mitigation requested.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430020929	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments start in X/XXXX, no prior servicer comments. Unable to determine source of principal adjustment in X/XXXX.

REASON FOR DEFAULT: No Borrower contact, active until X/XX/XXXX

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: Active BKXX filed in XXXX as of start of comments in X/XXXX. Trustee has filed final cure and BK was discharged X/XX/XXXX. Unable to determine exact filing date.

PROPERTY: No property issues noted.
430021070	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower assumed loan from straw buyer in XXXX, after extended litigation. Borrower is represented by an attorney as their legal guardian. XXXX funds received between May-July/XXXX. Borrower is on stated income. Loan transferred servicing in late XXXX, servicer made contact with borrower's attorney to discuss escrow shortage, no further contact. Loan transferred servicing again in X/XXXX; no contact with borrower.

REASON FOR DEFAULT: XXXX - borrower receiving state assistance. No default since XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430021087	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Online payment returned X/XX due to invalid account number. X/XX borrower changed insurance but both servicer and borrower made payment. Advised borrower to obtain refund from insurance carrier. X/XX borrower requested that taxes also be escrowed. Recent borrower contact on current account limited to verification of HOI carrier and payments taken by phone or online. Loan transferred servicing in X/XXXX, and spouse gave a promise to pay during the welcome call. Borrower made monthly payments by phone most months between X/XXXX and X/XXXX, and then began paying through the IVR system. Last contact was regarding an escrow analysis in X/XXXX; borrower also set up auto-draft payments in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431490320	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested payment options in X/XXXX, then opted for bank bill pay. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431490311	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said the payment was already mailed and should arrive soon. The notes show the borrower has been requesting a short payoff to pay the loan off using their savings. The notes show the request has been under review since X/XXXX but was denied in X/XXXX due to a short payoff not being allowed by MI guidelines. The borrower has been cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being unemployed. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431490341	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489607	8/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact until borrower authorized his spouse on the account in X/XXXX, and set up auto-draft payments to start the following month. Borrower also asked servicer why he was not receiving billing statements; servicer response was not provided.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431490348	8/1/2021	6/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower requested extra funds applied to principal. Borrower inquired about insurance X/X/XXXX. Borrower called X/X/XXXX to confirm monthly payments being received timely. Borrower requested paperless statements X/XX/XXXX. Disaster FB offered X/XX/XXXX; details not provided.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488810	9/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower verified tax payments were advanced by servicer in XX/XXXX, and confirmed desire to keep LPI coverage on the account. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489737	8/1/2021	7/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431490021	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489380	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/X/XXXX request for ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488036	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower confirmed payment of insurance premium in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Claim noted in XXXX, borrower requested insurance claim check endorsement assistance in X/XXXX, and confirmed the claim center address in X/XXXX. No details regarding COL, DOL, claim amount, type of damage and current repair status provided.
431489374	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/X/XXXX account inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489988	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431490340	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower verified the due date in X/XXXX, and reported late billing statements in X/XXXX. Borrower also set up auto-draft payments to begin in X/XXXX. Last contact was a request for a XXXX statement in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431489736	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431490022	8/1/2021	7/1/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Successor in Interest requested an assumption/modification in XX/XXXX. Servicer advised borrower of documents needed in XX/XXXX. Per notes on XX/XX/XXXX, SII stated she sent in the requested docs twice, once in XX/XXXX and once in XX/XXXX. In XX/XXXX, SII stated that she does not work and her children give her money. Last contact on XX/XX/XXXX, SII stated she no longer wanted an assumption and requested to close out workout.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, death of borrower. Exact date of death is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431489985	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower stated X/XX/XXXX impacted by XXXX; unable to work due to lockdown. Payment deferral completed X/XX/XXXX, X/XX/XXXX. Borrower inquired X/X/XXXX about escrow and next payment due. Borrower requested insurance information X/X/XXXX. XXXX disaster area noted X/XX/XXXX. Last contact X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower stated X/X/XXXX has pending insurance claim check; details of claim not provided.

431490346	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for Aug XXXX inquiry about escrow refund check.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431487907	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower made promise-to-pay X/XX/XXXX. Borrower requested UPB and maturity date XX/XX/XXXX. Borrower stated will search for new insurance provider. Borrower stated XX/XX/XXXX had new insurance policy. ACH setup X/X/XXXX. XXXX disaster area noted XX/X/XXXX and X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488086	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431490304	9/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, in X/XXXX and in XX/XXXX. No further contact. Borrower paid through the IVR system, but in X/XXXX began paying through the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431488684	8/1/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488085	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX. Borrower requested an auto-draft payment application in XX/XXXX, and made a phone payment. No further contact. Borrower usually pays through the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489381	8/1/2021	7/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower. REASON FOR DEFAULT: No default FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: Owner occupied
431490028	8/1/2021	7/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower. REASON FOR DEFAULT: No default FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: Owner occupied
431489770	9/1/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/XX/XXXX request for assistance with website registration.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489350	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Auto-draft payments set up in X/XXXX, with payments to start in X/XXXX. Co-borrower made a phone payment in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431490347	8/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488167	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional account inquiry or phone payment, no hardship is noted. Last contact X/XX/XXXX to confirm receipt of May payment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431490142	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the payment due and payment options. Also discussed the website. No further contact since that time and the loan has remained current. The notes also show a fraud and identity theft dispute in XX/XXXX that was resolved in XX/XXXX. Unable to determine how the dispute was resolved in the notes. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488386-1	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was in X/XXXX when he called about two other accounts in addition to subject account, and was advised to provide proof of HOI coverage on all three properties.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
431489540	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked how to lower the interest rate in X/XXXX, and verified taxes were escrowed in XX/XXXX. Borrower requested a refinance referral again in X/XXXX, and verified the XXXX statement had been mailed. Borrower verified insurance premiums had been paid in XX/XXXX, and verified the due date in X/XXXX. Borrower also asked about reducing the interest rate in X/XXXX, and servicer advised borrower to refinance. Borrower mentioned difficulty getting a leaking roof repaired in X/XXXX; no further details provided.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify occupancy. Borrower mentioned a leaky roof in X/XXXX; reason for damage was not provided. No other details regarding DOL, claim amount or status of repairs provided.
431488501-1	8/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

431019167	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Spouse made a phone payment in X/XXXX, and borrower applied for loss mit assistance. Borrower made a phone payment in XX/XXXX. Servicer sent a modification offer in XX/XXXX, but borrower didn't respond to the offer, which expired X/XX/XXXX. Borrower applied for assistance in X/XXXX, and was approved for a mod trial plan in X/XXXX. Borrower verified payment receipt in X/XXXX, and confirmed plan terms in X/XXXX; borrower also verified insurance premium amount. Borrower promised to pay through bank bill pay in X/XXXX, and the modification was completed in XX/XXXX. No further contact. Auto-draft payments began in XX/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: Referred XX/XX/XXXX, NOD filed XX/X/XXXX, hold placed X/XX/XXXX for loss mitigation, dismissed X/XX/XXXX. Referred XX/XX/XXXX, placed on a FB agreement hold in X/XXXX for a week. New referral sent X/XX/XXXX, loss mit hold started in X/XXXX. Case was dismissed in XX/XXXX after mod was completed.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431490372	9/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated wanted to refinance the loan in XX/XXXX and requested a payoff. Borrower requested rate on XX/XX/XXXX. Payoff requested on XX/XX/XXXX. Borrower stated on XX/XX/XXXX that they did not receive their last billing statement. Last contact on XX/XX/XXXX, borrower advised that the servicer does not refinance loans.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: Per notes on X/XX/XXXX, BKX discharged. Exact date is unknown, no further BK information noted.

PROPERTY: No evidence of property damage in contact history. Non-owner occupied per data tape.

431489338	8/22/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. X/XXXX Borrower calls in to discuss the account, assistance is requested, no RFD is given. X/XXXX Loss mit docs are being submitted. Borrower has been cooperative. The most recent contact was on X/XX/XXXX with missing loss mit docs being discussed.

REASON FOR DEFAULT: XX/XXXX Out of country. X/XXXX XXXX. X/XXXX Not provided

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419150285	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for last X years except for missed payment June XXXX, cured in July with little borrower contact. Borrower was uncooperative at last contact X/X/XXXX, stated payment would be made and hung up.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. Borrower advised X/X/XXXX that insurance claim wasn't sufficient for repairs, repairs not yet started. No further information is noted regarding date of loss, extent of damages, or repair status.

419149481	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes repayment plan offered X/XX/XXXX; terms not provided. Borrower requested repayment options X/XX/XXXX. Borrower inquired XX/XX/XXXX if able to use unapplied funds for payment. Servicer notes XX/X/XXXX deferral denied. Borrower schedule payment XX/XX/XXXX for Stip to Mod payments from XX/XX/XXXX to X/X/XXXX. Mod workout approved X/XX/XXXX which was processed X/X/XXXX. Borrower inquired about flood insurance X/XX/XXXX. Borrower inquired about payment increase; escrow analysis. Borrower stated X/XX/XXXX unable to leave home to make payment. Borrower requested ACH be removed X/XX/XXXX. Borrower requested tax form X/XX/XXXX. Borrower stated X/X/XXXX would make payment online. Last contact X/X/XXXX borrower stated would make payment by XXth.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

419149070	8/1/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower and servicer set up a X month repayment plan on X/XX/XXXX, details of plan not noted. Servicer received a workout packet on X/XX/XXXX and a MOD was approved X/XX/XXXX; details of MOD not noted. Comments on X/XX/XXXX indicate loan deferment completed appears loan was not modified. Borrower on X/XX/XXXX indicated borrower was impacted by XXXX, as of X/X/XXXX a deferral was offered and on X/XX/XXXX a X month deferral was completed. Servicer on XX/XX/XXXX completed another X month deferral due to borrower still being impacted by XXXX. Last contact X/XX/XXXX borrower made a payment over the phone which was to post X/X/XXXX.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

419159877	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower requested workout assistance in X/XXXX but did not provide the required workout documentation. The review was then closed on X/X/XXXX. The borrower also requested assistance due to XXXX impact in X/XXXX and was approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The loan has remained current since that time. The loan was set up on ACH payments on X/XX/XXXX. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being unemployed. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489486	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower submitted an online XXXX notification in X/XXXX and received a deferral for X payments beginning with the X//XX payment. Last contact was on X/X/XX, borrower called in for general inquiry. Escrow analysis statement was sent on X/X/XX and ARM interest rate change only notification was sent on X/XX/XX. Loan is current.

REASON FOR DEFAULT: Furloughed due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Contact history indicates loan is a discharged BK, filing date, discharge date, chapter and case number not available.

PROPERTY: No property issues found.

418743239	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No indication of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431498504	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower made a phone payment in X/XXXX, and set up several future payments in X/XXXX. Co-borrower made a phone payment and scheduled future payments in XX/XXXX as well. Payment pattern continued, with contact during phone payments in X/XXXX, in X/XXXX and in X/XXXX. Last contact was a phone payment in X/XXXX, and a website password reset in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431497991	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower declined a payment plan in X/XXXX and made a phone payment. Borrower continued to make monthly payments, and reinstated the account in XX/XXXX with a double payment. Borrower gave a promise to pay online in XX/XXXX, and requested payment assistance in X/XXXX. Servicer completed a X-month deferral in X/XXXX after borrower applied for assistance. Borrower asked about a prior servicer escrow advance in X/XXXX, and was advised of an escrow refund in X/XXXX. Borrower asked about options for reducing the UPB to the value of the home in X/XXXX; servicer declined. Borrower made a phone payment in X/XXXX, and notified servicer of a last name change due to divorce in X/XXXX. Borrower started new employment, and confirmed website payment receipt in XX/XXXX. Subsequent payments have been made through the website. Last contact was in X/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: Borrower out of work, loss of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431498350	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the account but no further details were noted. The borrower appears to be cooperative during noted conversations. ACH payments were set up on X/XX/XXXX and has remained in place since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489856	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the co-borrower called in to ask when ACH would start drafting and agreed to make a payment over the phone. The loan has been set up on ACH since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431487855	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was on a FB plan when comments start in X/XXXX and completed plan and loan was modified in X/XXXX, appears this was a disaster extension modification. No contact with the borrower since the modification, current loan. Last contact with the borrower was X/X/XXXX inquiring about status of modification.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: Numerous comments reference BK call, but no details.

PROPERTY: No evidence of property damage.

431489260	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower changed insurance carriers in X/XXXX, and asked about an escrow analysis in X/XXXX. Borrower verified payment receipt in XX/XXXX, and made a phone payment in X/XXXX. Borrower made monthly payments between X/XXXX and X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX, and verified the due date on the account. Borrower requested a payoff quote in XX/XXXX, and asked about a payment increase after an escrow analysis in XX/XXXX. Borrower disputed the increase, and servicer verified in X/XXXX the increase was correct. Borrower requested XXXX assistance in X/XXXX, and servicer approved a X-month deferral, beginning the following month. Borrower asked about additional assistance options in X/XXXX and in X/XXXX; servicer advised borrower to submit an assistance application. Borrower changed insurance carriers in X/XXXX, and auto-draft payments resumed that month. Borrower verified servicer receipt of HOI coverage proof in XX/XXXX. Borrower asked why the payment decreased in X/XXXX; decrease was due to the change in HOI coverage. In X/XXXX, borrower asked about additional XXXX assistance; servicer response was not provided. Last contact was in X/XXXX when borrower called about a payment change due to an escrow shortage.

REASON FOR DEFAULT: XXXX impact, borrower and spouse not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431487856	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: A modification was completed in X/XXXX by prior servicer. Borrower confirmed the next due date in X/XXXX, and made a phone payment in X/XXXX. Borrower verified due date again in XX/XXXX, and scheduled a phone payment in XX/XXXX. Borrower requested a refinance in X/XXXX as the AC unit needed to be replaced; servicer response was not provided. Spouse made sporadic promises to pay over the next few months. Loan transferred servicing in XX/XXXX, and borrower made a phone payment. Borrower set up auto-draft payments in XX/XXXX, and asked about PMI and refinancing in X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer approved a X-month deferral beginning the following month. Spouse verified auto-draft payments started again in X/XXXX, and corrected the mailing address in X/XXXX.

REASON FOR DEFAULT: XXXX impact, borrower and spouse not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448475	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: In X/XXXX, borrower made additional payment of $XXX to be applied to escrow in order to keep P&I payment at $XXX and avoid escrow change increase. Account is performing for the last X years with ongoing contact, no hardship is noted. Last contact X/XX/XXXX regarding a payment mailed X/XX/XXXX. Servicer advised it was not yet received, so borrower put a stop payment on the check and paid by phone during the call. Check was then received and posted X/XX/XXXX, subsequently reversed X/XX/XXXX due to the stop payment, not due to hardship.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448476	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan modified in XXXX. Borrower struggled to catch up in XXXX. Loan was current by X/XXXX and has been current since then with little borrower contact. Loan transferred servicing in XX/XXXX, and servicer set up auto-draft payments. Borrower changed the auto-draft amount in X/XXXX, and requested a website password reset in X/XXXX. Last contact was in X/XXXX when borrower changed auto-draft to include an additional principal curtailment.

REASON FOR DEFAULT: X/XX/XXXX back surgeries

FORECLOSURE: No FC activity found

BANKRUPTCY: Prior BKXX dismissed in XXXX. BKX filed in XXXX, discharge date unknown.

PROPERTY: Owner occupied

430448490	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The borrower has been current the last X years, but often pays late due to excessive obligations. The borrower was sent a loss mitigation package in X/XXXX but did not apply for a loan mod. Borrower made phone payments in X/XXXX and XX/XXXX, and confirmed a pending loan transfer in XX/XXXX. Loan transferred servicing in XX/XXXX, and borrower asked servicer to remove an erroneous co-borrower name. Borrower called about property taxes in XX/XXXX, and servicer removed the incorrect co-borrower information. Last contact was in XX/XXXX when borrower verified taxes had been paid.

REASON FOR DEFAULT: Death in the family in X/XXXX. No default in the past three years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448498	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in X/XXXX, and verified payment receipt in X/XXXX. Last contact was a document request in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter X filed in XXXX, discharged the same year.

PROPERTY: Owner occupied

430448500	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The borrower has been current for the last X years, so contact is limited. The last contact with prior servicer was on X/XX/XXXX, the borrower called regarding a notice of past due amounts due to late fees. Loan transferred servicing in XX/XXXX; borrower set up auto-draft payments that month. Borrower authorized a third party on the account in X/XXXX, and verified loan information in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX discharged with no reaffirmation in XXXX

PROPERTY: Owner occupied
430448502	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No significant contact in CH. On X/X/XXXX, the borrower called to schedule a payment because they could not get online. Borrower also made a phone payment in XX/XXXX when online payments were offered due to a pending loan servicing transfer. Co-borrower asked what payment methods were accepted in XX/XXXX, and confirmed loan terms in XX/XXXX. Co-borrower verified the interest rate in X/XXXX and made a phone payment. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448503	8/1/2021	6/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for phone payment on XX/X/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448504	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No significant contact in CH. The last contact with prior servicer was on X/XX/XXXX, the borrower called to see if their payment was received. Loan transferred servicing in XX/XXXX. Borrower changed insurance carriers in XX/XXXX and sent proof of coverage. Last contact was in X/XXXX when borrower confirmed servicer had paid taxes.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Prior BKX noted, filing date not provided, discharged on XX/XX/XXXX.

PROPERTY: Owner occupied
430448505	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was sent loss mitigation packages for XxXX delinquencies from XXXXXX but did not submit documents. Account was performing after July XXXX reinstatement until request for XXXX assistance May XXXX due to workplace closure. Borrower advised X/XX/XXXX that he was still not working and waiting for UE benefits. Servicer approved an Unemployment forbearance for X months with balloon payment at expiration, borrower declined plan and restarted ACH payments Aug XXXX. Account remains current, last contact X/X/XXXX to confirm due date.

REASON FOR DEFAULT: Excessive obligations, medical issues, and XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: BKX filed in XXXX was discharged with reaffirmation.

PROPERTY: Property is owner occupied. No property issues noted.

430448507	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No significant contact with prior servicer in CH. The borrower sent a letter to prior servicer regarding tax payment on X/XX/XXXX. Borrower scheduled a phone payment in X/XXXX, and in XX/XXXX servicer mentioned a discharged bankruptcy that wasn't affirmed. Borrower confirmed billing statement mailing dates with the new servicer in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower asked about an escrow overage in X/XXXX. Last contact was in X/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: No default. Borrower is retired

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details were not provided

PROPERTY: Owner occupied

430448351	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower often paid late while loan was at prior servicer. RFD is divorce and curtailment of income. The wife is behind on child support. When servicer attempts to call, there is often no answer. The last contact with prior servicer was on XX/X/XXXX, the borrower said he was waiting for a customer to pay him and that his wife was refusing to pay child support. The borrower said he has applied for loss mitigation before but was turned down. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower gave a promise to pay in XX/XXXX, and requested XXXX assistance in X/XXXX. Servicer granted a X-month deferral. Last contact was in X/XXXX when borrower verified the next payment due date.

REASON FOR DEFAULT: Divorce, income curtailment. XXXX impact - borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430448353	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact except for XX/X/XXXX welcome call and XX/XX/XXXX tax statement inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448358	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has remained current for the past three years, and had sporadic contact with prior servicer. Borrower requested an insurance claim package in late XXXX for XXXX/XXXX damage, but no mention of claim filing. Loan transferred servicing in XX/XXXX, and borrower made a phone payment. Borrower set up auto-draft payments in XX/XXXX, and asked about an escrow surplus check in X/XXXX. Last contact was in X/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448360	8/1/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for phone payment or account inquiry. Last contact X/XX/XXXX to confirm that servicer would be making the tax payment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX filed in XXXX was discharged and reaffirmed in XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

430448361	8/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower had three XX-day delinquencies in the past two years due to excessive obligations; all delinquencies were resolved quickly with a double payment the following month. Borrower also has a second mortgage with servicer. No requests for payment assistance. Servicer has asked borrower to reaffirm the debt several times, most recently in X/XXXX. Borrower made phone payments on both liens in XX/XXXX, and was advised to reaffirm the debt if he wanted credit reporting on the accounts. Borrower confirmed payment receipt in XX/XXXX, and asked whether he could change the due date on the account in XX/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer granted a X-month deferral beginning the following month. Last contact was a promise to pay in X/XXXX.

REASON FOR DEFAULT: XXXX - excessive obligations. XXXX - XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X without reaffirmation in XXXX. Chapter XX filed in XXXX, relief granted in XXXX.

PROPERTY: Owner occupied
430448370	8/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with no contact prior to online request for XXXX assistance April XXXX. Timely payments resumed in July XXXX; there has been no phone contact during the review period.

REASON FOR DEFAULT: XXXX impact, details unknown

FORECLOSURE: N/A

BANKRUPTCY: Prior discharged BKX noted, filed on XX/XX/XXXX, discharge date not provided.

PROPERTY: Property is owner occupied. No property issues noted.

430448372	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact. Last contact XX/XX/XXXX welcome call and ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448388	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is current with only limited contact recorded. Borrower called to discuss a payment adjustment in XX/XXXX. Servicer emailed borrower a receipt of payment in XX/XXXX. Last contact was a welcome call in XX/XXXX after loan transferred servicing.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448389	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing prior to request for XXXX assistance May XXXX due to reduced work hours. Timely payments resumed in July and borrower confirmed at last contact X/XX/XXXX that he is no longer in need of assistance.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448392	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has kept the account current, but has not been responsive to calls. Borrower called about an open insurance claim in XX/XXXX; repairs were in progress. Borrower provided a bankruptcy reaffirmation agreement in X/XXXX and asked servicer to begin credit reporting; corrections were completed in X/XXXX. Borrower requested an escrow analysis in X/XXXX, and set up auto-draft payments that month. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Reaffirmed chapter X was filed and discharged in XXXX.

PROPERTY: Owner occupied. Borrower received insurance claim funds in XX/XXXX for roof damage, and mentioned repairs were in progress. No further comments on status of repairs or current property condition.
430448393	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is current. No recent significant activity or contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX, and set up auto-draft payments in XX/XXXX. Borrower verified the draft date in X/XXXX, and reported a XXXX hardship in X/XXXX. Servicer approved a X-month deferral beginning that month. Borrower gave a promise to pay in X/XXXX, and confirmed the deferral was still active in X/XXXX. Borrower asked about deferred escrow in X/XXXX, and requested additional XXXX assistance in X/XXXX. The assistance review was closed in X/XXXX due to missing documentation. Borrower requested XXXX information in X/XXXX; no further contact.

REASON FOR DEFAULT: XXXX impact - borrower not working, tenants not paying

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448401	9/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no phone contact. Borrower submitted a written request Feb XXXX for current servicer to continue to pay a garbage fee that was paid by prior servicer; current servicer advised that this was not an escrowed expense and would be the borrower's responsibility.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448858	8/23/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little borrower contact. Borrower advised X/XX/XXXX that she was in quarantined and may only be able to make partial payments, but has continued to pay timely with no request for assistance.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448879	8/28/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance Mar XXXX due to workplace shutdown. Borrower requested additional assistance Aug XXXX and submitted a loss mit application, trial plan approved for $XXX/mo. starting Oct XXXX. Borrower made X trial plan payments and then fully reinstated in Jan XXXX. Account remains current, last contact X/XX/XXXX to request any suspense funds be applied as curtailment.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

430448413	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The most recent contact with prior servicer was on XX/XXXX to make payment arrangements. Loan transferred servicing in XX/XXXX. Spouse made phone payments in XX/XXXX and XX/XXXX, and set up auto-draft payments in X/XXXX. Last contact was in X/XXXX when spouse asked about a home equity loan.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448548	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Modification in X/XXXX. Borrower had one delinquency that was reinstated in X/XXXX using pension funds; loan has since remained current. Borrower sometimes pays after late charge day as income is SSI/pension, and borrower has excessive obligations. Loan transferred servicing in XX/XXXX, and borrower reviewed the escrow account. Borrower asked servicer to pay taxes in XX/XXXX, but escrow account didn't include a tax line. Borrower scheduled a future payment in XX/XXXX, and set up auto-draft payments later that month. Borrower verified payment receipts with servicer over the next several months, and verified the XXXX interest amount in X/XXXX. Last contact was in X/XXXX when borrower verified loan status and auto-draft information.

REASON FOR DEFAULT: XXXX - lost part time job, high electric bills. XXXX - borrower on SSI. No default in the past three years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448552	8/15/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact except for Nov XXXX welcome call and X/XX/XXXX confirmation that check was mailed.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448554	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact with prior servicer. Loan transferred servicing in XX/XXXX. POA made a phone payment and promised to send loan authorization documents. Borrower confirmed payment had been mailed in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448559	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower, who pays through the website and has remained current for the past three years.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX, discharged in XXXX.

PROPERTY: Owner occupied
430448562	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for XX/X/XXXX welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged in XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

430448734	8/25/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account inquiries. Last contact XX/XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

430448737	8/3/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for XX/XX/XXXX welcome call and X/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

TITLE ISSUES: Comments XX/XX/XXXX indicate that legal description correction was needed due to error in subdivision, correction instrument sent to title company XX/XX/XXXX.

430021094	8/1/2021	7/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX borrower requested X payment deferment. Borrower contact on current account limited to borrower occasional requests to have ACH suspended for XX days. No delinquency noted. Loan transferred servicing in X/XXXX; welcome call completed, and borrower set up auto-draft payments. Borrower stopped auto-draft payments in XX/XXXX, but set them up again the following month. Borrower cancelled auto-draft again in X/XXXX due to a hardship. Borrower requested XXXX assistance in X/XXXX, and servicer approved a X-month deferral beginning the following month. Borrower confirmed when auto-draft payments would resume in X/XXXX, and verified the due date on the account in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX - Excessive obligations due to illness of spouse. XXXX - death of father, XXXX impact; spouse unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter X, discharged in XXXX. No details regarding filing date, case number or discharge date provided.

PROPERTY: Owner occupied
430021096	8/7/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called in X/XX/XXXX to set up auto pay, no further comments to indicate auto pay was set up. Loan transferred servicing in X/XXXX and auto-draft payments continued. No contact with borrower.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter X filed and discharged in XXXX. Case number not provided.

PROPERTY: Owner occupied
430021180	8/1/2021	7/4/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Notes from XX/XX/XX show that the daughter of the deceased account holder is the EOE. The date of death was X/XX/XX. They would like to keep the property and apply for a modification. A permanent modification is approved and closed with a first payment date of XX/X/XX. Daughter lives in the property and was making the payment under the terms of the modification. Loan transferred servicing in X/XXXX; daughter notified servicer of borrower death. No further contact. Auto-draft payments were set up in X/XXXX.

REASON FOR DEFAULT: Borrower is deceased

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
430021169	8/20/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. The borrower filed a complaint about the prior servicer on XX/XX/XXXX. The borrower said the servicer failed to pay her insurance premium and she had to pay out of pocket for property damage. RFD stated in January XXXX was a curtailment of income. The last contact with prior servicer was on XX/XX/XXXX, the borrower called to complain about a payment increase. Loan transferred servicing in X/XXXX; welcome call completed, and borrower set up auto-draft payments. Borrower made a phone payment in X/XXXX after an NSF payment, and adjusted auto-draft account information. Borrower had another NSF payment in XX/XXXX that was reinstated with a phone payment later in the month. Borrower verified account status in X/XXXX, in X/XXXX and in X/XXXX. Last contact was in X/XXXX when borrower requested website assistance.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
419988575	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Prior mod XXXX. Borrower active loss mit at time of servicing transfer X/XX. RFD income curtailment. Borrower requested updated mod status almost weekly. Servicer worked with prior servicer until XX/XX trying to obtain correct mod docs. XX/XX/XX servicer received an email from XXXX stating no longer a XXXX guarantee loan. Provided updated loss mit docs. Application complete but waiting on XXXX until X/XX. X/XX updated loss mit doc provided. Servicer provided loan mod effective XX/XX/XX. RFD income curtailment. X/XX/XX escrow shortage paid by borrower. X/XX/XX new escrow analysis done. X/X/XX provided detailed breakdown of corporate advances to borrower. Loan transferred servicing in X/XXXX; welcome call was completed. Borrower made a phone payment in XX/XXXX, and gave a promise to pay in XX/XXXX. Borrower declined a verbal repay plan in X/XXXX, and reinstated in X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer mailed a deferral application package. servicer offered a modification in X/XXXX, which borrower accepted in X/XXXX. Borrower verified executed modification receipt in XX/XXXX, and the mod was processed the following month. Borrower made a phone payment in XX/XXXX, and requested a XXXX statement in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Unexpected expenses, borrower had reduced pay, XXXX impact-spouse had reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupancy was verified in X/XXXX
419988604	8/1/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX The notes reference the step rate mod that was set up with prior servicer, however the mod docs were not properly signed by the co-borrower. X/XX/XXXX Borrower calls in to authorize a Xrd party on the account (Family Assistance). X/XX/XXXX Servicer is unable to verify if mod is valid due to no response from prior servicer; signed copy of mod provided. No further significant contact with prior servicer was found. Loan transferred servicing in X/XXXX; welcome call was completed with co-borrower in X/XXXX. No further contact. XXXX incentives applied in X/XXXX and X/XXXX.

REASON FOR DEFAULT: No default in the past three years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
419988618	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Prior mod XXXX. Loan modified within bankruptcy X/XX/XX. Breach letter sent X/X/XX. Account reinstated. Limited borrower contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower declined auto-draft payments in X/XXXX, preferring to pay through the website. Borrower made a phone payment in X/XXXX and set up auto-draft payments to begin the following month. No further contact.

REASON FOR DEFAULT: No default in the past three years

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX, discharged in XXXX. Filing date and case number not provided.

PROPERTY: Unable to verify current occupancy
431488128	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact. Last contact X/XX/XXXX welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430197364	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower's spouse, discussed payment options and discussed changing the due date. Said would try to make the payment the next day. The notes show the payment was paid via the servicer's IVR a few days later. The borrower appears to be cooperative during noted conversations and the loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430196388	7/1/2021	6/30/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent with little contact. Borrower advised Aug XXXX that he was out of work and spouse's daycare was still on hold, but he failed to return loss mit application and reinstated on his own Dec XXXX. Last contact XX/X/XXXX, unable to verify current hardship for missed payment July XXXX.

REASON FOR DEFAULT: XXXX Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430196499	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact was X/XX/XXXX discussing new payment amount and escrow refund. Current loan.

REASON FOR DEFAULT: No RED, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: Insurance claim X/X/XXXX in the amount of $X,XXX.XX, funds disbursed to the borrower on X/XX/XXXX, unable to determine type of damage.

430196411	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: One month deferment done in XX/XXXX, RFD was excessive obligations on XX/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations in XX/XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430196588	8/1/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX insurance claim inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower called April XXXX to ask how to send an insurance check, no other details are noted regarding claim amount, damages, or repair status.

430196788	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Welcome call completed XX/XX/XXXX. Borrower stated X/XX/XXXX unable to make payment. Borrower stated X/XX/XXXX not working. Borrower stated X/X/XXXX impacted by XXXX. Payment deferral completed X/XX/XXXX. No further contact noted with borrower.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430197327	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to make a payment over the phone. The borrower appears to be cooperative and the loan has remained current since that time. The notes show the payments are usually paid via the servicer's website. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to marital difficulties. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430197328	9/1/2021	7/31/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower deceased per Estate designation of loan, no other details provided. No contact with borrower or heirs to confirm.

REASON FOR DEFAULT: Based on name on loan borrower is deceased.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430197419	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked about PMI removal and discussed an escrow shortage in X/XXXX. Borrower discussed refi in X/XXXX and stated payments were not affordable, yet made a phone payment that month. Borrower continued to make monthly phone payments between XX/XXXX and X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Monthly phone payments continued until borrower requested XXXX assistance in X/XXXX; servicer approved a X-month deferral beginning that month. Borrower had escrow account questions in X/XXXX. Subsequent payments have been made through the IVR system. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower not working in late XXXX due to surgery, was on disability. XXXX impact, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430197457	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about using the home's equity or lowering the interest rate so they could buy a second home. Was advised the servicer doesn't do equity loans but offered to look into lowering the rate. The customer agreed to make a payment over the phone. The borrower has been in frequent contact and appears to be cooperative during noted conversations. Usually calls in to make payments over the phone. The borrower requested payment assistance in X/XXXX due to being impacted by the XXXX XXXX and was approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The loan has remained current since that time. Unclear if the servicer is pursuing a workout option given the recent request to lower the interest rate.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower unemployment caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430197497	8/1/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Account was performing prior to missed payment July XXXX, hardship due to paycheck delays after change in employment. Promise was not kept to reinstate in Aug XXXX and account was rolling XX-delinquent until cured in Nov XXXX. Borrower advised XX/XXXXXX that both he and spouse were hospitalized with XXXX, no further contact since reinstatement XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, XXXX illness

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430197519	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the account and payment applications. The notes also show a call in XX/XXXX where the borrower advised the co-borrower is deceased. The borrower appears to be cooperative during noted conversations. The payments are being paid each month via ACH. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: The co-borrower is deceased but the loan has remained current. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim filed on X/XX/XXXX due to roof damage with a date of loss on X/X/XXXX. The loan then service transferred in XX/XXXX and no further notes regarding an insurance check, monitored claim, or repairs. Unclear if repairs have been completed.
430197588	10/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about payment increase X/XX/XXXX. Borrower confirmed hazard coverage XX/X/XXXX. Servicer confirmed XX/XX/XXXX account would be reanalyzed XX/XX/XXXX. Borrower stated XX/XX/XXXX does not want to be escrowed for insurance. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430197593	9/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for a request to correct payment applied in April XXXX as a curtailment to be credited to May XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430197643	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430197687	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about UPB X/X/XXXX and possible refinance. Borrower stated X/XX/XXXX would like to obtain own policy. Borrower requested X/XX/XXXX to have insurance escrowed. Welcome call completed XX/XX/XXXX; setup ACH. Borrower inquired X/XX/XXXX where insurance claim to be sent for endorsement. Last contact X/XX/XXXX borrower confirmed check mailed.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Servicer notes pending hazard insurance claim X/XX/XXXX; details of claim not provided.
430197689	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX. Co-borrower stated in X/XXXX that RFD was due to illness and was working on filling out loss mit application. Co-borrower also stated in X/XXXX that RFD was due to father's illness and daughter was going in to labor and that she was working on getting funds. Loss mit expired X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed XX/XX/XX. Loss mit package was sent in XX/XXXX and review was initiated. Borrower discussed XXXX impact in X/XXXX stating college shut down. XXXX trial mod extension notification was sent X/XX/XX. Borrowers were approved for a mod effective X/X/XX. Last contact on X/XX/XX indicates borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Borrower illness and family illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430197701	8/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower had applied for assistance in X/XXXX, but had missing documentation; she also cancelled a pending payment for that month. Borrower requested a tax bill in X/XXXX, and servicer approved a trial deferment plan that month. Borrower accepted the plan in X/XXXX, and the deferment/modification was completed in XX/XXXX. Borrower verified insurance was included in the escrow account in XX/XXXX, and verified the loan status in X/XXXX. Borrower made monthly phone payments between X/XXXX and X/XXXX. Borrower verified the payment of taxes in X/XXXX, and made a phone payment in X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX, and set up auto-draft payments to begin the following month. Borrower requested a copy of the modification in X/XXXX, stating the interest rate was too high; servicer confirmed a fixed rate. Borrower asked about a possible deferment in X/XXXX, but then promised to pay. Borrower verified tax payments in X/XXXX, and had billing statement questions. Borrower continued to verify the payment of taxes through X/XXXX. In XX/XXXX and in X/XXXX, borrower mentioned a XXXX hardship and asked about assistance options. Borrower asked about the deferred balance in X/XXXX, but was not eligible for a FB plan in X/XXXX and withdrew the request for assistance. Borrower requested assistance again in X/XXXX, and was told to complete a loss mit application. Borrower requested the fax number to send retention application documents to in X/XXXX. Borrower's last payment in X/XXXX was NSF, but was reinstated in the same month. Borrower applied in X/XXXX, and discussed the missing documentation needed during last contact on X/XX/XXXX.

REASON FOR DEFAULT: XXXX: Income reduction when disability temporarily stopped, excessive obligations, had to remove renter from the property. XXXX: XXXX impact, tenant not paying

FORECLOSURE: Referred X/X/XXXX, then placed on loss mit hold. Modification completed in XX/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Servicer data shows property as owner occupied. Borrower never confirmed occupancy, and mentioned tenants several times; unable to verify current occupancy
430197732	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower, discussed the amount due and the borrower made a promise to pay. The borrower also set up ACH payments in X/XXXX. The borrower was being reviewed for a workout option before transferring the current servicer but the workout was closed in X/XXXX due to no activity. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive summertime obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430197758	8/1/2021	7/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer offered repayment plan XX/XX/XXXX; terms not provided. Borrower accepted repayment plan XX/XX/XXXX. Borrower hardship noted XX/XX/XXXX due to curtailment of income; job cut hours. Mod workout approved X/XX/XXXX which was booked X/X/XXXX. Borrower reviewed ACH, balloon and maturity X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes BKX X/XX/XXXX; details of filing not provided. BK discharged XX/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

430197766	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loss mitigation was requested July XXXX due to loss of home daycare clients. Full application submitted, servicer declined retention options Aug XXXX and advised her to reapply with new servicer. New servicer approved a trial plan, completed Feb XXXX. Account is performing post-mod with occasional contact for phone payments, last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430197780	8/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing for the last X years with little contact until missed payment July XXXX. Borrower advised X/XX/X-XX that he was forced into early retirement and has put the house up for sale. Promise was kept to make June payment by end of month.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430197894	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Delinquency in XXXX was related to multiple NSFs at servicing transfer, and borrower expected to refinance loan. Borrower was in contact throughout the delinquency, no assistance requested. Borrower was unresponsive throughout NSF returns and delinquency in Oct XXXX until calling to reinstate XX/X/XXXX, no details provided regarding XXXX hardship. Last contact X/XX/XXXX request to change draft date.

REASON FOR DEFAULT: XXXX RFD: unknown. XXXX RFD: XXXX impact, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430196176	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower made payment XX/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430196409	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Spouse requested a loss mit application in X/XXXX, and was approved for a trial mod plan that month. Spouse made trial payments in X/XXXX and in X/XXXX. Loan transferred servicing in XX/XXXX. Servicer agreed to honor the trial plan, and received a copy of the trial agreement from prior servicer in X/XXXX. Spouse continued to make phone payments during the review period. The modification was completed in X/XXXX. Spouse verified the new payment amount in X/XXXX, and confirmed funds in suspense had been applied. Spouse made phone payments in X/XXXX and X/XXXX. Last contact was in X/XXXX when spouse verified payment receipt. Subsequent payments have been made through the IVR system.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430196446	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. At start of history servicer notes borrower on Stip to Mod. Servicer confirmed plan kept X/XX/XXXX. Mod workout approved X/XX/XXXX; terms not provided. Welcome call completed XX/XX/XXXX. New servicer requested executed copy of Mod XX/XX/XXXX. Borrower confirmed XX/XX/XXXX provided copy of agreement. Servicer confirmed Mod booked with prior servicer X/XX/XXXX. Servicer notes X/XX/XXXX borrower impacted by XXXX. Payment deferral completed X/XX/XXXX. Borrower was advised X/XX/XXXX to pay escrow balance why payments deferred. Payment deferral also completed X/XX/XXXX and X/XX/XXXX. Borrower inquired about credit reporting X/XX/XXXX. Last contact X/XX/XXXX borrower requested tax form.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430196484	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Modification documents sent to borrower X/X/XXXX, but borrower never received, new copy sent to borrower and they returned partial document on X/XX/XXXX. X/X/XXXX borrower disputing due date due to the time it took to receive signed modification documents, borrower placed on repayment plan to catch up payments. Borrower current as of X/XXXX and has been current since. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT: RFD on XX/XX/XXXX, borrower on disability.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: X/X/XXXX borrower tried to deposit a loss draft check, but it was not endorsed by the servicer. Date if loss was X/XX/XXXX, check in the amount of $X,XXX.XX. First draw sent to borrower X/XX/XXXX.

430196576	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called about insurance claim check endorsement in X/XXXX, and gave a promise to pay in X/XXXX. Loan transferred servicing in XX/XXXX. Borrower requested XXXX assistance in X/XXXX, and servicer granted a two-month deferral, as borrower was paid ahead. Borrower verified deferral was completed in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower filed a claim for XXXX damage in X/XXXX. Claim was not monitored. Funds were endorsed and released that month. Unable to verify property condition.
430196585	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was X/X/XXXX regarding parcel number. Originated as investment.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

TITLE: X/XX/XXXX comment states that it is unclear which parcels are encumbered by the subject mortgage. Legal description is unclear. X/X/XXXX borrower provided a parcel number. No further comments that servicer confirmed the information. Reviewed legal descriptions, mortgage and deed match and are comprised of X parcels that make up one parcel ID.

430196597	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin July XXXX with a trial plan completed with prior servicer, RFD code is excessive obligations with no further details about hardship or financials. Account is performing post-mod with occasional contact for account inquiry or phone payments. Last contact X/XX/XXXX for password assistance.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: Referred to foreclosure prior to review period, loan modified to prevent sale.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430196617	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made phone payments in X/XXXX and X/XXXX. Borrower asked about HOI coverage and verified payment receipt in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked about an escrow change on the account due to an increase in HOI; servicer offered to spread the shortage over XX months, borrower declined. Last contact was in X/XXXX when borrower asked about another escrow shortage, and agreed to a XX-month shortage spread.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430196620	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was X/XX/XXXX regarding insurance. Current loan. Originated as investment.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431490366	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. XX/XXXX Borrower calls in to schedule a payment. The most recent contact was on X/XX/XXXX to discuss a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489690	8/1/2021	7/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431489743	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been cooperative with only occasional contact. No loss mit activity noted. The most recent contact was on XX/XX/XXXX with borrower requesting changes to their autopay.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488445	8/15/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated in XX/XXXX that she made two payments on accident, one via phone pay and the second thru her bill pay service at her bank. Requested one payment be returned. Refund made on X/XX/XXXX. Last contact on XX/XX/XXXX, borrower advised of the total amount due and a copy of her XXXX.

REASON FOR DEFAULT: RFD per notes on X/XX/XXXX, primary borrower is deceased. Date of death is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431487844	8/15/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments being in XX/XXXX. No prior servicer comments. Very little contact with the borrower other than making payments. Last contact was X/XX/XXXX, promising payment. Originated as Xnd home.

REASON FOR DEFAULT: No RFD, current loan

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431489083	8/15/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Welcome call completed on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
431488830	8/15/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments start in XX/XXXX. Borrower called XX/XX/XXXX to determine status of the loan. Servicer advised loan was current. Last contact with the borrower was XX/XX/XXXX, making payment.

REASON FOR DEFAULT: No RFD available

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431490240	8/15/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact on XX/XX/XXXX, welcome call complete.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
430531152	8/1/2021	7/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact borrower has not returned calls. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
430561652	8/1/2021	7/31/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Death of borrower noted by servicer X/XX/XXXX; payments being maintained by Xrd party XXXX. No recent contact noted with borrower; last contact XX/XX/XXXX.

REASON FOR DEFAULT: Borrower death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XX/XXXX. No property damage noted.

430561772	9/1/2021	7/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower remained chronic XX-delinquent after deferral of X payments June XXXX and was unresponsive until Jan XXXX service transfer and request for help with online account, upset that system wouldn't allow them to continue with biweekly partial payments, no hardship was provided. Borrower requested XXXX assistance May XXXX and resumed timely payments in July XXXX, no further contact since X/XX/XXXX phone payment.

REASON FOR DEFAULT: XXXX income curtailment, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430561781	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Appears borrower had payments deferred prior to X/XXXX and then paid X/XXXX payment after grace period. Last contact with borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: X/X/XXXX, XXXX damage in the amount of $X,XXX.XX. Servicer endorsed and released the check to the borrower.

430561886	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called to change ACH date X/X/XXXX. Borrower stated XX/XX/XXXX has hardship; requested payment deferrals. Daughter has cancel and helping with bills. Welcome call completed X/XX/XXXX. Servicer confirmed receipt of borrower financials X/XX/XXXX, however incomplete. Borrower disputed payment history X/X/XXXX; stating will send proof of payment. Borrower declined Mod workout X/X/XXXX. Borrower requested account status X/XX/XXXX. Borrower called X/XX/XXXX to setup ACH; reviewed prior servicer payment history/late fees. Last contact XX/X/XXXX borrower called to schedule payment; ACH didn't draft due to issue at bank.

REASON FOR DEFAULT: Curtailment of income. Family illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430561928	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: There was little contact prior to request for assistance Feb XXXX. Borrower declined repayment terms and reinstated, then requested XXXX assistance May XXXX. Borrower advised she lost her job Aug XXXX but declined to submit a loss mit application and reinstated Oct XXXX. Account remains current, last contact X/X/XXXX to request escrows for homeowners insurance.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430562007	8/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Limited contact as loan has been current. Borrower on X/XX/XXXX advised servicer that they make payments on the XXth of every month and then hung up.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy

430562009	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to ask about the escrow overage refund and when it would be sent. The borrower appears to be cooperative during noted conversations. The loan has remained current the past XX months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: A chapter XX bankruptcy was filed in XXXX and discharged in XXXX. Unable to determine the filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562010	8/1/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with frequent contact for phone payments and inquiries about payment application, with multiple curtailments throughout XXXXXX. NSFs in March and July XXXX were replaced in month due, last contact X/XX/XXXX to confirm next due.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

430562016	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate borrower declined loss mit options. Comments on X/X/XXXX indicate prior servicer had a preapproved MOD sent to borrower, which they accepted. Trial payments are to start X/XX/XXXX and go for X months. Trial plan completed and loan was modified in X/XXXX due date rolled form XX/XXXX to X/XXXX. Borrower on X/X/XXXX called in and made a payment over the phone covering the X/XXXX through X/XXXX payments. Last contact was X/XX/XXXX when borrower and servicer discussed the loans interest rate.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Occupancy unknown

430562025	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX informed servicer they were impacted by XXXX, servicer completed a deferral X/XX/XXXX deferring X months. No further workout requested. Borrower on XX/XX/XXXX called in claiming they are attempting to sell the home as they are divorced. As of X/XX/XXXX borrower had not called in to provide update of possible sale of home, unknown if borrower still attempting to sell the home.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430562033	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer approved a trial mod plan in X/XXXX, which borrower accepted that month. Borrower made a phone payment in X/XXXX, and confirmed plan terms in X/XXXX. The modification was completed in XX/XXXX. Borrower was unable to pay online in X/XXXX due to a modification process stop, removed later that month. Borrower made a phone payment in X/XXXX and in X/XXXX to reinstate NSF payments. Borrower asked about payment assistance in XX/XXXX, but didn't apply for assistance. Loan transferred servicing in X/XXXX. Borrower gave a promise to pay online in X/XXXX, and requested a late fee waiver in X/XXXX. Borrower reported a XXXX impact in X/XXXX, but confirmed his ability to pay had not been impacted. Borrower verified payment receipt in X/XXXX, and made a phone payment in XX/XXXX. No further contact.

REASON FOR DEFAULT: Income curtailment, spouse retired

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
430562034	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Very little contact with borrower. Last contact was XX/X/XXXX promising payment, which was made in XX/XXXX, but not as promised.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430562040	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: Owner occupied
430562042	8/1/2021	7/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower in X/XXXX attempted a workout which per comments was denied by servicer due to insufficient income. No further workouts attempted. No further contact as loan has been current.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430562056	8/1/2021	7/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said would make the payment that day via bill pay. The loan has remained current since that time and the borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562065	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: There has been no contact with the borrower. Borrower did return an unsolicited modification in X/XXXX, but then made payments.

REASON FOR DEFAULT: No RFD available. No borrower contact.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430562112	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower has been when making payments, most recently X/XX/XXXX

REASON FOR DEFAULT: No RFD, current loan

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430562119	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower returned a servicer call in X/XXXX, but didn't have any questions on the account. Loan transferred servicing in X/XXXX; welcome call completed with co-borrower, who also made a hone payment. Co-borrower provided proof of HOI coverage in X/XXXX, and verified a pending escrow refund. Co-borrower confirmed payment receipt in X/XXXX and in X/XXXX after paying through the website. Co-borrower continued to verify payment receipt through X/XXXX. No further contact. Borrower pays through the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430562130	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years with no contact until XX/XX/XXXX request for XXXX assistance due to reduced work hours. Borrower declined to submit an application and reinstated XX/XX/XXXX, account remains current with no further contact.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430562134	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Executed modification received X/X/XXXX and boarded. RFD was excessive obligations. Little contact with the borrower since modification other than making payments. Last contact was X/XX/XXXX, borrower called to advise payment had been made that day.

REASON FOR DEFAULT: Excessive obligations in X/XXXX

FORECLOSURE: Active foreclosure in X/XXXX, which was placed on hold for loss mitigation and then closed when modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430562141	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower reported a hardship in X/XXXX and applied for assistance in XX/XXXX. Borrower was not eligible for retention options due to insufficient income. Servicer reviewed liquidation options with borrower in XX/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. Borrower reapplied for assistance, and servicer approved a trial mod plan. Borrower verified plan terms in X/XXXX, and executed the modification in X/XXXX. The mod terms were booked to the system in X/XXXX; borrower verified terms. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Borrower unemployment, used up savings

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430562155	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower in active loss mitigation at beginning of comments in X/XXXX. Modification approved in X/XXXX and boarded in XX/XXXX. X/X/XXXX borrower stated income was impacted by XXXX. Three month deferral approved. Last contact with the borrower was X/X/XXXX, had online password reset. Borrower is very slow in returning requested information.

REASON FOR DEFAULT: X/X/XXXX, impacted by XXXX, income reduced.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: Borrower called X/X/XXXX regarding a claim for vandalism, date of loss was X/X/XXXX. X/XX/XXXX borrower advised contractor had not completed the work. No further information on repairs and insurance claim or amount.

430562170	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to loss of income; servicer advised of LPI. XXXX incentive applied X/X/XXXX. Welcome call completed X/XX/XXXX. Borrower scheduled payment X/XX/XXXX. Borrower indicated X/XX/XXXX impacted by XXXX. Payment deferral completed X/XX/XXXX. Borrower advised will keep LPI; unable to find insurance X/XX/XXXX. XXXX incentive applied X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430562177	8/1/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes X/XX/XXXX borrower working on Mod workout with prior servicer; details not provided. Borrower stated X/X/XXXX not experiencing any hardship. Borrower inquired about due date X/X/XXXX. Borrower requested to have payment changed X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Borrower notes X/XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

430562201	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years. Borrower was in regular contact in XXXX for escrow claim through final inspection. Last contact X/XX/XXXX welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. New claim iao $XXK reported Aug XXXX for storm damage DOL Sep XXXX, details not provided regarding the damages. XXX% inspection received Aug XXXX and funds released.

430562217	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Hardship in XXXX was due to death of family member and temporary unemployment. Borrower reinstated without loss mitigation Nov XXXX. XXXX assistance requested April XXXX due to lockdowns. Borrower's son has POA and is managing the account, last contact X/XX/XXXX. Timely payments resumed July XXXX.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430562218	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan due to a missed payment in X/XXXX and XX/XXXX but was able to bring the loan current in X/XXXX. Loan transferred servicing in X/XXXX. Borrower stated on X/XX/XX that he made the payment to the prior servicer and was advised to send in proof of payment; proof of payment not received. Borrower set up ACH on X/X/XX. Last contact was on X/XX/XX, borrower called in for assistance with accessing XXXX on the website.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

430562239	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XX/X/XXXX due to curtailment of income; hours cut at work. Borrower stated X/XX/XXXX payment made online. Borrower stated X/X/XXXX will discuss with spouse about post-dated payment or to setup X-month repayment plan. Last contact X/XX/XXXX to schedule payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430562244	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower promised X payments in X/XXXX, promised not kept, no RFD. X/XX/XXXX borrower promised to bring loan current, which was kept, no RFD. Last contact was X/XX/XXXX, requesting help with online account. Very little contact with the borrower.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430562268	8/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who said would make the payment later in the month. Declined ACH and said would call back if needed XXXX relief assistance. The loan has remained current since that time. The borrower requested XXXX relief options in X/XXXX and was approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. A one month deferral was also completed in XX/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to reduced hours caused by the XXXX XXXX. RFD in X/XXXX was due to illness of a family member. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562292	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX and requested assistance, servicer completed a X month deferral on X/XX/XXXX. No further assistance requested. Last contact X/X/XXXX borrower and servicer discussed the forced placed insurance and advised borrower to obtain their own insurance.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: As of X/XX/XXXX comments indicate property damage due to storms, claim was filed and as of X/XX/XXXX servicer received $XX,XXX in hazard claim funds. As of X/X/XXXX comments indicate servicer received XXX% completion inspection and all funds released, claim was closed.

430448768	8/11/2021	7/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing prior to request for XXXX assistance Mar XXXX due to co-borrower unemployment and primary borrower's reduced work hours. Borrower submitted an application for further assistance July XXXX and was offered an unemployment FB with balloon payment at expiration. Borrower declined FB and resumed timely payments, last contact X/XX/XXXX to inquire whether she could pay by credit card.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448774	7/29/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account and escrow inquiries. No hardship was noted until X/XX/XXXX request for deferment options due to tenants are vacating. Servicer advised that is not available and loss mit application would be required. No application has been submitted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

430448795	8/24/2021	7/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact with prior servicer; payments were made bi-weekly. No active loss mitigation efforts. Loan transferred servicing in XX/XXXX; co-borrower completed the welcome call, and verified insurance carrier in XX/XXXX. Borrower disputed addition of an escrow account in X/XXXX; servicer confirmed the loan was not escrowed, and corrected the data from loan transfer. Co-borrower asked about the suspense funds on the account in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430448408	8/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing prior to request for XXXX assistance April XXXX. Loss mitigation application submitted May XXXX was closed due to lack of documents and co-borrower resumed timely payments in July XXXX with no contact until request for assistance options X/XX/XXXX, current hardship due to leave of absence due to back problems. Loss mitigation requested online X/XX/XXXX, missing document notification sent X/XX/XXXX.

REASON FOR DEFAULT: Borrowers are divorced, co-borrower remains in home. XXXX income curtailment, details unknown.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448406	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Regular contact with prior servicer is recorded with borrower making payments; borrower scheduled a payment in X/XXXX. Loan transferred servicing in XX/XXXX, and borrower made a phone payment. No further contact. Subsequent payments have been made through the IVR system.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter X filed in XXXX, discharged the same year

PROPERTY: Owner occupied
430448673	8/11/2021	7/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account inquiry or phone payment. Last contact X/XX/XXXX, borrower declined to discuss account but kept promise to pay on X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448917	8/27/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account inquiries. Borrower advised X/X/XXXX that servicer overpaid XXXX taxes and he should receive a refund. Servicer confirmed that $XXX.XX refund was received from the county and deposited into his escrow, contributing to reduction in escrows with April XXXX payment. No further contact is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430571217	8/7/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. Borrower stated X/XX/XXXX property damaged from recent storm. Borrower advised X/X.XXXX of hazard claim check needed to be endorsed/released. XXXX disaster area noted X/XX/XXXX. No further details provided.
430571236	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX to complete a trial plan, and confirmed a modification agreement would be mailed. The modification was completed in X/XXXX. No contact again until X/XXXX and X/XXXX when borrower asked how to change the last name on the account. Borrower promised to pay through the website in X/XXXX. In X/XXXX, borrower submitted documentation for a name change, and authorized a third party on the account.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430571255	8/23/2021	7/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Modification was boarded in X/XXXX and based on comments in X/XXXX it was part of a settlement in a foreclosure action. Unable to determine terms or reason. No borrower contact. Originated as investment.

REASON FOR DEFAULT: No RFD, no borrower contact.

FORECLOSURE: Foreclosure action dismissed in X/XXXX after modification was boarded and settlement reached.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430571256	8/16/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called to confirm ACH info and said would be making the returned payment via the website. The notes indicate the borrower is deceased. The authorized third party also called in X/XXXX inquiring about refinancing and payment assistance options, though no workout options were pursued. The third party also requested payment assistance in XX/XXXX due to the borrower passing away but workout options were not pursued. The loan has remained current throughout the history and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower passing away and the spouse on a fixed income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430571279	8/16/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made phone payments in X/XXXX and X/XXXX, and called about a delinquent tax notice in X/XXXX. Servicer disbursed for delinquent taxes in XX/XXXX. Contact during phone payments continued over the next several months. Loan transferred servicing in X/XXXX; borrower had received school district tax funds that were for a pending tax sale, as payment had been issued to the incorrect agency. Borrower made monthly phone payments most months since X/XXXX. Last contact was a phone payment in X/XXXX; borrower scheduled three months of future payments.

REASON FOR DEFAULT: Reduced work hours, high utility bills.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430571298	8/16/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The only contact recorded was on X/XX/XXXX to set up a auto payment. No other significant activity was noted.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
430571311	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430571344	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer completed a deferral X/XX/XXXX deferring the X/XXXX through X/XXXX payments. No further loss mit requested. Borrower on X/X/XXXX called in to confirm their auto pay was set up, servicer advised yes.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: Appears from comments on X/XX/XXXX that loan was in FC from prior servicer, date referred to FC unknown. FC was closed X/XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430571345	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX RFD was curtailment of income, due to medical issues. Repayment plan was set up for X months with down payment of $XXX.XX starting XX/XX/XXXX. Borrower completed plan and loan current in X/XXXX. Loan has been current since that time. Last contact X/XX/XXXX, needed help getting documents from the website.

REASON FOR DEFAULT: RFD in X/XXXX was medical issues resulting in curtailment of income.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: BK in XXXX, which was discharged. No additional information available.

PROPERTY: No evidence of property damage.

430571378	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years except for XxXX Dec XXXX, cured Jan XXXX. Borrower was unresponsive during the delinquency, hardship is unknown. There is no contact during the review period.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430571381	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who said spouse usually makes the payments and said the payment would be made that day. The notes show the account has since been set up on ACH payments and has remained current since that time. The borrower appears to be cooperative during noted conversations. The loan has been modified in the past but no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430571382	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer sent a pre-approved mod offer in X/XXXX. Borrower accepted the offer by returning an executed agreement that month. In XX/XXXX, borrower asked why mod terms had not been applied to the account; servicer was waiting on the good faith payments, but a review showed the funds were received and applied using pre-mod P&I, which made funds short. Servicer reversed the payments and booked the mod in XX/XXXX. No contact again until a welcome call was completed in X/XXXX after loan transferred servicing. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430571402	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Last borrower contact X/X/XXXX requesting tax form.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430571409	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. File was referred to FC on X/X/XX. Borrower called in on X/XX/XX to make one payment and was advised loan in active FC and cannot accept just one payment; borrower expressed interest in a mod; pre-approved mod offer was sent. Borrower accepted the mod; loan modified effective X/X/XX; FC file closed. Last contact was on X/X/XX, borrower called to verify the principal balance and the last payment received. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: File was referred to FC on X/X/XXXX. FC file was closed in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

430571414	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower responds to a welcome call. The only other recent contact was on X/X/XXXX, borrower calls in to reverse a double payment. No loss mit activity noted.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
430571446	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Stip to mod approved and completed in XX/XXXX; mod processed in XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to check on insurance; servicer advised they have not received renewal declaration yet.

REASON FOR DEFAULT: Borrower ill as of XX/XX/XXXX. RFD as of XX/XX/XXXX, holiday expenses. RFD per notes on XX/XX/XXXX, catching up on holiday expenses and medical issues.

FORECLOSURE: FC closed and billed in XX/XXXXm due to modification. FC start date is unknown.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
430571459	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/maintain payments. Borrower inquired about Mod docs X/XX/XXXX. Agreement mailed X/XX/XXXX. Mod workout booked X/X/XXXX. Borrower called to confirm loan details X/XX/XXXX. Borrower inquired about delinquent property taxes X/XX/XXXX. Borrower inquired about escrow shortage XX/XX/XXXX. Welcome call completed X/XX/XXXX. Last contact X/X/XXXX borrower requested website access.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

430571472	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact. Last contact X/X/XXXX, promise to pay was kept.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430571523	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate loan was modified, date modified and details of modification not noted. No contact noted as loan has been current.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430571527	8/1/2021	7/1/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate borrower was on a STIP plan with possible MOD, details of STIP not noted. STIP plan canceled X/XX/XXXX as borrower reinstated loan with a payment of $X,XXX.XX covering the XX/XXXX through X/XXXX payments. Borrower is deceased date of death not noted. Comments on X/XX/XXXX indicate an unauthorized Xrd party called in stating servicer has not paid the hazard insurance on property. Nothing further discussed.

REASON FOR DEFAULT: Death of borrower.

FORECLOSURE: As of X/XX/XXXX comments indicate there was an active FC which was dismissal filed X/X/XXXX closing the FC.

BANKRUPTCY: Comments on X/XX/XXXX indicate there was an active BK which was dismissed X/XX/XXXX; no further details of BK noted.

PROPERTY: NA

TITLE ISSUES: XX/XX/XXXX comments not a title issue for a prior unreleased lien for $XX,XXX.XX dated X/X/XXXX. A title claim was filed in X/XXXX and denied the same month due to the lien not attaching to the subject property.
430571529	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was discharged from BK in X/XXXX, no RFD is given. no loss mit activity noted. The only recent contact recorded was on XX/X/XXXX to set up X payments.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Date filed XX/XX/XXXX, chapter X, discharged X/XX/XXXX, reaffirmation unknown, no previous filings found. Case number not provided.

PROPERTY: No property issues found.
430571553	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. XX day letter was mailed on X/X/XX; borrower was able to make X payments bringing the loan current. Borrower stated in XX/XXXX that he was helping his son get back on track and inquired about refi and was advised loan not eligible for refi as of XX/XX/XX. Borrower requested a mod in XX/XXXX. Notes in X/XXXX indicates that the offshore team reopened the FC rail; FC file confirmed closed on X/XX/XX. It appears that the FC file was closed out in X/XXXX due to loan reinstated; loan not in FC. Co-borrower called in X/XXXX indicating that he was impacted by the XXXX and received a X month deferral beginning with the X/X/XX payment. Escrow analysis statement was sent on X/XX/XX. Last contact was on X/XX/XX, borrower scheduled a payment.

REASON FOR DEFAULT: Loss of income due to XXXX and excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430571639	8/5/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated on XX/XX/XXXX, that they were impacted by XXXX but they still have the ability to make their payments. Last contact on XX/XX/XXXX, borrower wanted to know if the servicer paid her insurance; servicer advised yes.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, excessive obligations.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification. Original referral date is not noted.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
430571666	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XX/XXX borrower called about letter they received regarding insurance. Last contact was X/XX/XXXX, needed help resetting online password.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430571674	9/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: BK is active when the history starts in X/XXXX. X/XXXX Notes reference a mod with an effective date of X/X/XXXX. X/XXXX Account is discharged from BK. No contact with borrower noted in the contact history.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Date filed unknown, chapter XX, discharged X/XX/XXXX, reaffirmation N/A, no previous filings found.

PROPERTY: No property issues found.
430571689	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX RFD was illness. X/XX/XXXX same RFD. Borrower made X payments, which brought loan current. Loan has been current since then. Last contact was XX/XX/XXXX, borrower had general questions.

REASON FOR DEFAULT: RFD in XXXX was illness of borrower. Loan has been current since X/XXXX.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430571754	7/17/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stated on XX/X/XX that RFD was due car repairs and divorce. Borrower called in on X/XX/XX to schedule a payment and stated that her name was changed and that co-borrower was removed from the mortgage; borrower was advised to send legal docs. NSF was processed in X/XXXX. It was noted on XX/X/XX that the payment was returned due to "customer deceased", however, borrower called in on XX/XX/XX (last contact) stating that her check was delayed and had mailed a payment for X/XXXX. Late notice was sent on X/XX/XX. Last payment posted on X/XX/XX. Loan is current.

REASON FOR DEFAULT: Divorce and car repairs.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430571757	8/19/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Stip to mod completed in XX/XXXX and mod was processed. Welcome call completed on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower and unauthorized Xrd party called in to set-up ACH payments.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, excessive obligations. Specific details not noted.

FORECLOSURE: FC closed and billed in XX/XXXX due to reinstatement. Referral date is unknown.

BANKRUPTCY: Per notes on XX/XX/XXXX, borrower previously in BK. Details of BK not provided.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.

430571784	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
430571798	8/1/2021	7/20/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: There is no borrower contact during the XxXX delinquency Nov XXXX, cured Dec XXXX. Account remains current since reinstatement with occasional contact for phone payments, last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430571815	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower and spouse requested help creating an online account in X/XXXX, and spouse set up bi-weekly auto-draft payments in X/XXXX. Borrower changed the draft information in X/XXXX and requested XXXX assistance. Servicer approved a FB plan that month, which borrower cancelled in X/XXXX. Borrower made a phone payment in X/XXXX. Last contact was in X/XXXX when borrower verified auto-draft information.

REASON FOR DEFAULT: XXXX impact - details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430562301	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about homeowners insurance XX/X/XXXX. Borrower stated XX/X/XXXX ex-wife wants to buy home. Borrower called X/XX/XXXX to confirm policy was escrowed. Borrower inquired X/XX/XXXX why policy not paid. Servicer stated X/XX/XXXX policy to be paid by borrower. Borrower stated XX/XX/XXXX ex spouse occupies property. Borrower inquired about UPB X/X/XXXX. Borrower requested online access X/XX/XXXX. XXXX incentive applied X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower stated X/XX/XXXX had roof issues and need to start a claim; borrower stated XX/XX/XXXX damaged caused by snow storm; tree fell on roof. No details of claim provided.

430562309	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower applied for XXXX assistance through the website in X/XXXX, and servicer granted a X-month deferral, beginning that month. Borrower verified the deferment terms in X/XXXX. No further contact. Subsequent payments have been made through the IVR system.

REASON FOR DEFAULT: XXXX hardship, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
430562360	9/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to confirm the payment was received and the payment it was applied to. The borrower also escalated to management and complained about agent service in X/XXXX regarding a misapplied payment. The borrower also escalated a complaint regarding their escrow account in XX/XXXX and begin charged for lender placed insurance. The borrower also disputed payments in XX/XXXX and credit reporting. The borrower escalated a complaint in X/XXXX due to dissatisfaction with the service received. The borrower has been in frequent contact but has expressed concerns multiple times in the past. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562382	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower made monthly phone payments between X/XXXX and XX/XXXX. Loan transferred servicing in X/XXXX. Co-borrower completed a welcome call in X/XXXX and agreed to a verbal X-month repay plan but defaulted. Borrower applied for assistance in X/XXXX, and servicer approved a trial mod plan. Borrower made phone payments in X/XXXX and X/XXXX, and verified the modification terms were applied to the system in X/XXXX. Co-borrower also set up auto-draft payments in X/XXXX. Co-borrower asked about XXXX insurance coverage each month between XX/XXXX and last contact in X/XXXX.

REASON FOR DEFAULT: Reduced income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
430562395	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower disputed escrow shortage X/XX/XXXX. Borrower requested billing statement XX/XX/XXXX. Borrower inquired on late fees XX/XX/XXXX. Welcome call completed X/XX/XXXX. Borrower inquired about payment X/XX/XXXX. Borrower promised payment X/X/XXXX. Borrower requested tax form X/XX/XXXX. Borrower stated X/XX/XXXX out of work; returning the XXth. Recent contact with borrower to schedule/confirm payments. Borrower called X/XX/XXXX to setup ACH. Borrower inquired about late fee X/XX/XXXX due to NSF. Borrower inquired about payment of taxes XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430562403	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Only noted contact X/XX/XXXX borrower stated would keep LPI and unaware of funds in escrow.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430562412	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called about an NSF payment in X/XXXX, and asked servicer to waive late fees and cancel auto-draft payments in X/XXXX. Borrower asked about retention options in X/XXXX, and applied for assistance. Retention options were denied in XX/XXXX due to insufficient income. servicer offered a deferment in XX/XXXX, which borrower accepted to reinstate the account. Loan transferred servicing in X/XXXX; welcome call completed. Borrower set up auto-draft payments in X/XXXX, and requested a refinance referral in XX/XXXX. No further contact.

REASON FOR DEFAULT: Borrowers are self employed, slow business in the summer months

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
430562417	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower disputed XX-day delinquency X/X/XXXX. Borrower indicated hardship X/XX/XXXX due to auto expenses. Borrower confirmed next due XX/XX/XXXX. Borrower noted X/XX/XXXX to be on fixed SSI. Borrower inquired about late notice X/XX/XXXX. Borrower inquired about escrow refund X/X/XXXX. Borrower advised XX/X/XXXX impacted by XXXX. Borrower stated XX/X/XXXX spouse in hospital. Borrower requested online access X/XX/XXXX.Last contact X/XX/XXXX borrower scheduled payment.

REASON FOR DEFAULT: Excessive obligations. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430562463	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XX/XXXX RFD was unexpected expenses, borrower brought loan current and has been current since. Last contact with the borrower was X/X/XXXX with general questions.

REASON FOR DEFAULT: RFD in XX/XXXX was unexpected expenses.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430562471	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the non-obligor spouse called in to confirm the account is only escrowed for taxes. The borrower requested assistance in X/XXXX but the workout was closed due to no activity from the borrower. The loan has remained current throughout the past XX months and the borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/X/XXXX was due to the borrower being on disability and impact from the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562483	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, welcome call to the borrower, discussed payment options and the website. The borrower agreed to set up ACH payments with a draft date at the middle of the month and ACH has been in place since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy status is unknown. No indication of damage or ongoing repairs.
430562486	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Account was performing prior to missed payment Sep XXXX. Borrower inquired about assistance options X/XX/XXXX, no hardship provided. Repayment plan completed to cure Dec XXXX and account remains current. Account was in forbearance status from XX/X/XXXX to X/X/XXXX. Last contact X/X/XXXX to change ACH date.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

430562490	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer or current servicer. Loan transferred servicing in X/XXXX. Auto-draft payments were cancelled after an NSF payment in X/XXXX. Borrower reinstated in X/XXXX, and set up auto-draft payments again in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
430562498	7/25/2021	6/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Only contact has been with an unauthorized Xrd party. Borrower has not responded to any collection efforts.

REASON FOR DEFAULT: No RFD, no borrower contact

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430562520	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower called in X/XXXX to inquire about the loan and was advised account is escrowed for taxes and insurance and loss mit removal was X/XX/XX. Borrower called in XX/XXXX concerned about a letter he received regarding biweekly ACH not being applied and being placed in suspense and was advised payment first half of payment sits in suspense until second half is received. Loan transferred servicing in X/XXXX. Borrower called in X/XXXX to discuss being on biweekly payments with prior servicer and that the extra payment he made should have been applied to January payment. Borrower also stated that he had business with an attorney and now all of his correspondence from servicer are being sent to the attorney and wanted to have it removed, borrower was advised that the information was transferred from the prior servicer and could not be removed for the time being. Last contact was in XX/XXXX, borrower stated that he changed insurance and wanted to know if he would receive a refund and was advised that the funds would be applied to the escrow account.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: It appears that the borrower has filed BKX as indicated in XX/XXXX; borrower called to inquire about BKX being reaffirmed, no additional details provided in contact history. Per loan file, BKX filed on XX/XX/XXXX, discharged on XX/XX/XXXX.

PROPERTY: No property issues found.

430562534	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: XX/XX/XXXX borrower called for options, no RFD provided. X/XX/XXXX borrower stated RFD as family problems, no commitment to pay. X/XX/XXXX they promised to pay $XXX.XX on X/X/XXXX and borrower was offered a trial plan, that they accepted. X/X/XXXX borrower stated income impacted by XXXX. Borrower made trial payments and modification was boarded in X/XXXX. Last contact with borrower was XX/X/XXXX, making payment.

REASON FOR DEFAULT: Family problems and income impacted by XXXX, not details for either RFD.

FORECLOSURE: Referred to foreclosure XX/XX/XXXX. Foreclosure delayed due to missing assignment and prior modification. Foreclosure closed when modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430562549	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called in XX/XX/XXXX and discussed loan details, borrower wanted to know what happens with a partial payment, servicer advised placed in suspense until full payment received. Servicer also advised loan is being service transferred. On X/XX/XXXX new servicer completed a welcome call, borrower promised a payment by X/XX/XXXX; appears payment was made X/X/XXXX. Last contact X/XX/XXXX when borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Occupancy unknown

430562551	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Only contact with borrower was X/XX/XXXX, questions about advances and possible loss mitigation, which was withdrawn X/X/XXXX.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: Active BKXX as of the start of the comments in X/XXXX, filed in XXXX. Discharged XX/X/XXXX.

PROPERTY: No evidence of property damage.

430562556	10/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Deferral completed X/X/XXXX due date rolled from X/XXXX to XX/XXXX. Last contact X/XX/XXXX borrower and servicer went over loan details, servicer stated still reviewing loan and will follow up once have update. No further contact noted.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: Borrower was discharged from a BK XX on X/XX/XXXX, date filed not noted. BK confirmation included a court approved XX month interest deferral, deferring X/XXXX thru X/XXXX payments (pre-petition due), with borrower to make ongoing post petition payments. Deferral was not completed correctly. Upon transfer in XXXX, new servicer completed a BK recon, and made the necessary adjustments to reflect the deferral.

PROPERTY: Unknown

430562560	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX RFD was excessive obligations. X/XX/XXXX borrower wanted to make payment with credit card. Deferment done X/XX/XXXX, RFD was excessive obligations. X/XX/XXXX borrower called stating needed deferral, no RFD, X month deferral starting with X/X/XXXX payment approved. Last contact was X/X/XXXX with questions about loan and payment made in May, that was not posted to loan. Servicer advised borrower to check with bank.

REASON FOR DEFAULT: RFD has always been excessive obligations, no details ever provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: X/X/XXXX comment states borrower BK discharged, no further information.

PROPERTY: No evidence of property damage.

430562565	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to inquire about the website and completed a welcome call. The borrower also agreed to set up ACH payments and has been paying on ACH since that time. The borrower appears to be cooperative during noted conversations. The notes indicate the loan has been modified in the past but unable to determine the modification date. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a chapter XX filed in XXXX but was also dismissed in XXXX. Unable to determine the exact filing date. No further BK activity found.

PROPERTY: The property occupancy is unknown. No indication of damage or ongoing repairs.
430562578	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who agreed to make a payment over the phone. Said was impacted by the XXXX XXXX but no discussion about workout options. In X/XXXX, the borrower escalated to management a complaint about service with some agents and the escrow shortage not being communicated to them. Declined assistance options. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to income reduction and impact from the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562582	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with ongoing contact throughout insurance claim processing. Last contact XX/X/XXXX to confirm payment of insurance premium.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. Significant XXXX damage was reported X/XX/XXXX, claim checks received X/XX/XXXX. Claim is monitored, first draw iao $XXK released X/XX/XXXX. Second draw iao $XXK released X/X/XXXX after XX% inspection was received. Final draw iao $XXK released XX/X/XXXX after receipt of XXX% inspection.

430562596	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request the unapplied funds balance be applied to principal. The borrower had been in frequent contact up to that point and appears to be cooperative. The payments have been paid via ACH since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562598	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to other obligations. Welcome call completed X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430562614	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX; loan was rolling XX days delinquent until XX/XXXX - X payments received bringing the loan current. RFD due to curtailment of income. Minimal contact is noted, co-borrower called in X/XXXX to request a copy of the prior mod agreement and pay history; request completed X/XX/XX. Escrow analysis statement was sent on X/X/XX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430562625	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower and servicer discussed loss mit options on XX/XX/XXXX; no workout packet was received. Servicer received a complete workout packet on X/XX/XXXX. Comments on X/X/XXXX indicate a mod was approved and borrower was advised of the trial STIP plan, details of plan not noted. Trail plan completed and loan modified in X/XXXX due date rolled form X/XXXX to X/XXXX. Borrower on X/X/XXXX also stated impacted by XXXX and requested a X month deferral which servicer completed on X/XX/XXXX. Last contact XX/XX/XXXX borrower and servicer went over the details of the loan, servicer explained the deferral balance and escrow balance to borrower.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430562639	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with regular contact prior to request for XXXX assistance April XXXX. FB approved through June XXXX, extension requested July XXXX due to continued reduced work hours. Borrower did not submit an application and timely payments resumed in July, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX income curtailment.

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged prior to review period without reaffirmation, case details unknown.

PROPERTY: Property is owner occupied. Loss draft received X/XX/XXXX for storm damage, DOL Sep XXXX, funds released immediately to borrower. New claim proceeds for XXXX damage, DOL X/XX/XXXX received X/XXXXXX, also released immediately. No details are noted regarding damages or repairs for either claim.

430562642	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Loan transferred servicing in X/XXXX; welcome call was completed X/XX/XX, borrower called to inquire about the acquisition and to schedule a payment. Borrower stated in X/XXXX that they were impacted by XXXX and was approved a X payment deferral in X/XXXX. Escrow deficiency notification was sent on XX/X/XX. Last contact was X/XX/XX, borrower called in reference to account status and was advised of the deferral in X/XXXX.

REASON FOR DEFAULT: No default, however, borrower stated they were impacted by XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430562643	8/1/2021	7/13/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The loan is in an active chapter XX bankruptcy. The last contact was on X/XX/XXXX, the borrower called in to dispute the credit reporting and said they filed a dispute with the credit bureaus. The notes are not clear on why the borrower is disputing credit reporting but was advised the servicer had not reported since the servicing transfer in X/XXXX due to the bankruptcy. The loan was also modified during the bankruptcy in XX/XXXX and has remained contractually current since that time. No further contact with the borrower and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Active chapter XX bankruptcy filed in XXXX. The loan was modified during the bankruptcy in XX/XXXX and has been waiting on an amended proof of claim to be filed but appears to be missing a proper assignment of mortgage before it can be filed. The amended proof of claim has been pending since X/XXXX.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562659	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Loan was in active BK when history began in XXXX. BK was dismissed and borrower entered into a repayment plan in effective X/XXXX. Borrower called on X/XX/XX stating that she was in the hospital and sick and not working due to XXXX impact. NSF was processed in X/XXXX and it appears that the loss mit application was withdrawn, however, borrower was approved for a XXXX mod. When the borrower called in X/XXXX to inquire about XXXX assistance, she was advised that as of X/XX/XX, a letter was sent advising of mod approval, pending mod terms. Loan was modified effective XX/X/XX; processed XX/XXXX. Last contact was in X/XXXX, borrower stated that she would make the payment online.

REASON FOR DEFAULT: Illness due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX was filed in XXXX, case has been dismissed.

PROPERTY: The borrower stated in X/XXXX that she intends to keep LPI (lender placed insurance) until the repairs on the home are complete. It does not appear that a claim was filed. No details regarding damage provided.

430562668	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: There is occasional borrower contact throughout bankruptcy for phone payments, no discussion of hardship or loss mitigation is noted. Account remains current since BK discharge, last contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, filing date not provided, agreed order entered for post-petition arrears Mar-May XXXX. Account was current at discharge Feb XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

430562680	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Limited contact with borrower, borrower calls in and makes payments over the phone. Last contact X/XX/XXXX when borrower made a payment over the phone.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Comments on XX/XX/XXXX indicate property damage due to sewer backing up on X/XX/XXXX. Servicer received a claim check for $X,XXX.XX on XX/XX/XXXX, servicer endorsed check and mailed to borrower. Servicer classified claim as non monitor and closed claim.

430562695	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Welcome call completed X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430562701	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired X/X/XXXX when payment changes. Borrower hardship noted XX/XX/XXXX due to divorce and not working; bills have gotten behind. Welcome call completed X/XX/XXXX. Borrower stated X/XX/XXXX working with prior servicer on loss mitigation efforts. Servicer denied deferral X/XX/XXXX. Servicer advised borrower X/XX/XXXX approved for Stip to Mod X/XX/XXXX with payments of $XXX.XX X/XX/XXXX to X/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower inquired about reaffirmation X/XX/XXXX.

REASON FOR DEFAULT: Divorce. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/XX/XXXX BK discharge; details of filing not provided. Motion for Relief filed X/X/XXXX. Discharge date not provided.

PROPERTY: Property is owner-occupied. No property damage noted.
430562702	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact. Borrower inquired about escrows after the Jan XXXX service transfer and wanted to know if insurance was included in payment. Servicer advised he is on LPI but that can be removed if she provides proof of insurance. No further contact except for X/X/XXXX, borrower advised she will keep LPI in place.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430562703	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called in X/XX/XXXX to confirm servicer received a workout packet, servicer advised yes. As of X/X/XXXX servicer approved a MOD, details of MOD not noted. On X/XX/XXXX comments indicate STIP plan started X/X/XXXX and was for X payments. Plan completed and loan modified in X/XXXX, due date rolled from XX/XXXX to X/XXXX. Last contact X/X/XXXX borrower called in and went over the MOD details, nothing further discussed.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: Loan active in FC, referral date XX/XX/XXXX, FC placed on hold X/XX/XXXX. FC canceled in X/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430562714	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VT	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: July XXXX NSF was not replaced until Aug XXXX, hardship due to hospitalization. Account remained current until request for XXXX assistance Mar XXXX due to workplace shutdown. Hardship continued Sep XXXX due to co-borrower was arrested and then disappeared, no longer occupies property or contributes. Borrower returned to part-time hours as of Nov XXXX, initiated a loss mitigation application but failed to provide all docs. Borrower reinstated Dec XXXX and remains current, no further contact except for X/XX/XXXX inquiry about removing co-borrower from a account.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430562721	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	NC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stated on XX/X/XX that she had to take her fiancé to California as he has Parkinson's and would call to schedule a payment. Payment was not received in October XXXX and loan was rolling XX days delinquent until X/XXXX - X payments received bringing loan current. Loan transferred servicing in X/XXXX; welcome letter sent X/XX/XX. Last contact was on X/XX/XX, borrower called wanting to know if account was reported late and was advised account not reported negatively until XX or more days past due.

REASON FOR DEFAULT: Illness of fiancé.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as tenant occupied in X/XXXX.

430196621	8/25/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the co-borrower called in to ask if the loan is escrowed for homeowners insurance and was advised it is not. No further contact and the loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430196705	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked about flood insurance in X/XXXX, and was trying to borrower funds from his XXXk to reinstate, rather than complete an active X-month repay plan, as payments were not affordable. Borrower made a phone payment in X/XXXX. Loan transferred servicing in XX/XXXX, and borrower reapplied for payment assistance. While workout was under review, borrower made payments through the website. Servicer sent a workout ineligibility notice in X/XXXX; reason for denial was not provided. Borrower reapplied in X/XXXX and was approved for a trial mod plan. Borrower received the mod agreement in X/XXXX and asked about the balloon payment; servicer advised borrower to sell or refinance prior to the balloon payment, and the modification was completed in X/XXXX. No further contact with borrower. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Loss of Income and Excessive obligations; medical bills, auto and home repairs

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430196719	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was XX/XX/XXXX, called about escrow account.

REASON FOR DEFAULT: No RFD available

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: Active BKXX as of the start of the comments in X/XXXX, discharged X/XX/XXXX. Unable to determine case number or filing date.

PROPERTY: No evidence of property damage.

430196720	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower verified billing statement information in X/XXXX, and verified the due date on the account in X/XXXX. Loan transferred servicing in XX/XXXX. Co-borrower confirmed a payment had been mailed in X/XXXX. No further contact. XXXX incentive applied in XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX, discharged in XXXX. Filing date not provided.

PROPERTY: Owner occupied
430196725	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower's spouse called in to advise that the X/XXXX payment declined. Was advised the system would try a second time. The borrower usually makes payments via the servicer's IVR. The loan was modified in X/XXXX and was approved while the loan was in an active chapter XX bankruptcy. The loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a discharged chapter XX bankruptcy in XXXX that was originally filed in XXXX. Unable to determine the exact filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430196737	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower disputed payment application X/XX/XXXX. Borrower inquired about escrow shortage X/XX/XXXX. Borrower called to confirm insurance XX/XX/XXXX. Borrower called to review payment application XX/XX/XXXX. Borrower inquired about property taxes being paid XX/XX/XXXX. Borrower requested escrow balance X/XX/XXXX. Borrower again disputed payment application X/XX/XXXX. Borrower requested escrow balance be reviewed XX/XX/XXXX. Borrower inquired about dispute letter XX/XX/XXXX. Welcome call completed XX/X/XXXX; servicer advised how escrow paid. Borrower advised of overage check X/XX/XXXX. Borrower requested maturity date X/XX/XXXX. Borrower stated X/XX/XXXX receiving monthly statements late. Last contact X/XX/XXXX borrower called to discuss escrow shortage.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430196748	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer approved X-month Stip to Mod X/X/XXXX with payments of $X,XXX.XX beginning X/X/XXXX. Mod workout approved X/X/XXXX which was booked X/XX/XXXX. Welcome call completed XX/XX/XXXX. Borrower confirmed and requested copy of Mod XX/X/XXXX. Last contact X/X/XXXX to schedule payment.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: Loan in FC at start of history; attorney confirmed on hold X/XX/XXXX due to loss mitigation efforts. Steps of FC completed not provided. FC action closed/billed after Mod booked.

BANKRUPTCY: Servicer notes X/X/XXXX prior BK; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

430196840	7/1/2021	6/7/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called concerning payment X/X/XXXX. Borrower upset with credit reporting from mod XX/XX/XXXX. Borrower inquired about escrow shortage X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to short term disability; awaiting disability check. Repayment plan offered X/XX/XXXX; terms of plan not provided.

REASON FOR DEFAULT: Family death. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
430196965	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact with borrower was X/XX/XXXX regarding XXXX. Current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430196976	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower was approved for repayment plan, but stated payments were too high and interested in modification. Borrower then brought loan current and has been current since then. Last contact with the borrower X/XX/XXXX calling to confirm set up on ACH.

REASON FOR DEFAULT: No RFD.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430197060	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower completed trial plan and modification approved in X/XXXX. Delay in getting executed modification documents as initially terms were wrong and then the borrower's name was incorrect. Documents received X/XX/XXXX. Last contact was X/XX/XXXX requesting pay off statement.

REASON FOR DEFAULT: RFD at time of modification was curtailment of income.

FORECLOSURE: Active foreclosure prior to modification. Foreclosure was closed when modification was boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430197062	8/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said they already told someone earlier in the month that the payment would be made by the end of the month. The borrower has been in frequent contact with the servicer. The loan has remained current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to lost jobs caused by the XXXX XXXX. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430197078	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX, and borrower made a phone payment that month. Borrower also submitted proof of HOI coverage that month. Borrower confirmed payment receipt in XX/XXXX. Subsequent payments were made through the website. Borrower asked servicer to change the due date from the Xst to the Xrd in X/XXXX. Borrower didn't pay the interim interest, no adjustment was made; verified with recent billing statements. No further contact with borrower, who has continued to pay through the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430197108	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made monthly phone payments between X/XXXX and XX/XXXX. Borrower asked about an escrow shortage, which servicer had spread over XX months. Borrower continued to make monthly phone payments, and verified the grace period expiration date in X/XXXX. Borrower also reported a delinquent XXXX bill in X/XXXX; borrower was advised by servicer to resolve on her own. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower verified receipt of an online payment in XX/XXXX, and discussed an escrow shortage. Borrower applied online for XXXX assistance in X/XXXX, and servicer approved a X-month deferral. Borrower verified the due date in X/XXXX, and asked about process for selling the home in X/XXXX. Borrower requested a payoff quote in X/XXXX, and confirmed insurance policy coverage in XX/XXXX. No further contact. Borrower has paid through the website since loan transferred servicing.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Claim filed for storm damage in X/XXXX. Claim was not monitored. Borrower mentioned complete repairs in X/XXXX, and servicer endorsed and released insurance claim funds.
430197150	8/1/2021	7/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in to discuss the payment history and payment allocations and wanted assistance with how to apply additional to principal. A payment was made that day via the servicer's website and ACH payments were set up later that month. The loan was being reviewed for a workout before it was transferred to the current servicer but the required documentation was not provided. The loan has remained current throughout the past XX months and the borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income and hospital bills. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430197151	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, current loan

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: Active BKXX as of first comments in X/XXXX, filed in XX/XXXX. BK was dismissed X/X/XXXX.

PROPERTY: No evidence of property damage.

430197185	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about taxes X/XX/XXXX; confirmed payment mailed. Borrower called about payment XX/XX/XXXX. ACH setup XX/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430197214	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested billing statement address change X/X/XXXX. Borrower hardship noted X/XX/XXXX due to marital difficulties. Welcome call completed XX/X/XXXX. Xrd party confirmed authorization XX/XX/XXXX; inquired if loan escrowed. Xrd party requested escrow analysis XX/X/XXXX. Borrower requested tax form X/XX/XXXX; setup ACH payments. XXXX incentives applied X/XX/XXXX and X/XX/XXXX. Xrd party requested privacy letter XX/XX/XXXX. Last contact X/XX/XXXX Xrd party inquired about letter received.

REASON FOR DEFAULT: Marital difficulties.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488078	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to discuss the account status and added the borrower's spouse. No further contact since that time and the loan has remained current. The notes show the loan was also modified prior to the last XX months, unable to confirm the date modified. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim that started prior to the beginning of the contact history due to XXXX damage with a date of loss on X/X/XXXX. A claim check totaling $XX,XXX.XX was received on X/XX/XXXX and was classified as non-monitored. The claim check was released on X/XX/XXXX. The notes also show another claim for XXXX damage with a date of loss on X/XX/XXXX and a claim check totaling $XX,XXX.XX was received on XX/XX/XXXX. The claim was also classified as non-monitored and the check was released on XX/XX/XXXX. A third claim check totaling $XX,XXX was received on X/X/XXXX and was endorsed and released on X/X/XXXX. An inspection was completed in X/XXXX showing repairs completed at XXX%. No indication of recent damage or ongoing repairs.
431489462	9/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes FB payment received X/X/XXXX; details of plan not provided. Mod workout approved X/X/XXXX. Borrower confirmed X/XX/XXXX received Mod agreement. Mod workout booked X/XX/XXXX. Borrower discussed billing statement XX/XX/XXXX. Borrower requested explanation of UPB from Mod X/XX/XXXX. Borrower called X/XX/XXXX to discussed prior Mods. Borrower inquired about corp advance fees X/XX/XXXX. Borrower inquired about service transfer X/XX/XXXX. Borrower again inquired about UPB after Mod (increased UPB) X/X/XXXX. Borrower stated X/XX/XXXX impacted by XXXX; husband not working. Payment deferral completed X/X/XXXX. Borrower called X/XX/XXXX to clarify statement X/XX/XXXX. Last contact X/XX/XXXX borrower inquired about escrow and balloon payment.

REASON FOR DEFAULT: Divorce. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

431490193	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower, current loan. Last contact was XX/XX/XXXX about escrow.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431490288	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower called regarding XXXX assistance, RFD was unemployment. Three month deferral approved. X/XX/XXXX borrower stated still impacted by XXXX. X/XX/XXXX borrower stated on social security and getting divorce, insufficient income to make payment. Subject was tenant occupied and tenants not paying. XX/XXXX borrower placed on trial plan, unable to determine terms, but modification approved XX/XX/XXXX and boarded in X/XXXX. Borrower called X/XX/XXXX stating would not be able to make X/XXXX payment and what were his options. X/XXXX payment was NSF, but borrower replaced in the same month. Borrower has continued to make payments, but would appear cannot afford payment even after the recent modification. Last contact with borrower was X/XX/XXXX, replacing NSF.

REASON FOR DEFAULT: Borrower has given multiple RFDs, unemployment, divorce, tenants not paying and on a fixed income.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: X/X/XXXX borrower stated property damaged and need information as to where to send claim check, no details as to damage. X/XX/XXXX borrower called for status of claim check, unable to determine if repairs were made or amount of damage.

431488006	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request a $XX BPO fee be removed from their account. A dispute was then filed on X/XX/XXXX and a response was sent on X/XX/XXXX. The loan was modified in X/XXXX and has remained current since that time. The borrower began requesting assistance due to XXXX in X/XXXX and was approved for two one-month deferrals in X/XXXX and X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income and unemployment caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate the debt has been discharged in chapter X bankruptcy, unable to determine the case # or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488883	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower completed a trial plan Aug XXXX, hardship and financials are not noted. Account was performing post-mod with little contact prior to request for XXXX assistance X/XX/XXXX. FB approved through June XXXX, timely payments resumed in July with no further contact since X/XX/XXXX call to set up ACH withdrawals starting in August.

REASON FOR DEFAULT: XXXX income curtailment, details unknown.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488825	8/1/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes FB payment received X/X/XXXX; terms or workout not provided. Mod workout approved X/X/XXXX which was booked X/XX/XXXX. Borrower inquired about tax bill XX/XX/XXXX. Borrower called to inquire if insurance paid X/XX/XXXX. Welcome call completed XX/X/XXXX. Borrower called to setup ACH XX/XX/XXXX. Borrower inquired about monthly statement XX/XX/XXXX. Borrower called to confirm auto withdrawal XX/XX/XXXX. Borrower inquired about LPI X/XX/XXXX. Borrower inquired about deferred balance from Mod X/XX/XXXX. Borrower inquired about required flood insurance X/XX/XXXX. Servicer confirmed receipt of flood cert X/XX/XXXX. Borrower requested copy of Mod X/XX/XXXX. Last contact X/XX/XXXX to confirm receipt of proof of insurance.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489466	9/1/2021	7/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan modified in X/XXXX, appears to be a disaster modification. Executed modification sent to borrower X/XX/XXXX. Very little contact since modification. Last contact was X/XX/XXXX, stating payment was in the mail. Originated as investment.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488193	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Mod was approved prior to review period, hardship and financials not noted. Account is performing post-mod with occasional contact for account inquiries. Borrower was upset that service was transferred in Sep XXXX. Spouse is authorized third party for life of loan, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488194	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was on a trial plan at the beginning of the comments in X/XXXX. Comments on X/X/XXXX state modification being boarded. Based on pay history it appears that adjustment was made to the due date in X/XXXX, rolling it from X/XXXX to X/XXXX. Little contact with borrower until X/XX/XXXX when borrower called and stated impacted by XXXX, no details provided. Three month deferral was approved. No contact after completion of deferral and borrower resumed payments.

REASON FOR DEFAULT: Borrower impacted by XXXX, but no details provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488892	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to confirm the approved deferral. The customer had requested assistance due to XXXX and was approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The loan has remained current since that time. The loan was also modified in X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to income reduction caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431487973	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance X/XX/XXXX. Timely payments resumed in July XXXX, borrower advised she was quarantined in Oct XXXX but did not submit a loss mit application and has remained current, last contact X/XX/XXXX inquiry about escrow change.

REASON FOR DEFAULT: XXXX income curtailment, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489766	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX to remove name from loan. Skip trace efforts noted XX/XX/XXXX. Welcome call completed XX/XX/XXXX. Borrower inquired about equity loan XX/XX/XXXX. Borrower requested tax form X/XX/XXXX. Last contact X/X/XXXX borrower confirmed next due date.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488820	9/1/2021	7/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Bankruptcy attorney requested a reaffirmation agreement in X/XXXX, and borrower referred servicer to his attorney in X/XXXX for payments on the account. Loan transferred servicing in XX/XXXX. Co-borrower made a phone payment in XX/XXXX, and asked when the taxes would next be paid. Co-borrower requested note holder information in X/XXXX, and made a phone payment in X/XXXX. Borrower also asked about a pending escrow refund in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter X filed and discharged in XXXX

PROPERTY: Owner occupied
431489726	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called to verify a modification was pending in X/XXXX. Borrower made a phone payment in X/XXXX, and modification was completed that month. Borrower verified a pending loan transfer in X/XXXX; loan transferred the following month, welcome call completed. Borrower made a phone payment in XX/XXXX and in XX/XXXX, then set up auto-draft payments. Borrower requested XXXX assistance in X/XXXX, and servicer approved a X-month deferral, beginning that month. Borrower asked about additional assistance options in X/XXXX, and requested a payoff quote in X/XXXX. Borrower requested a refund of a double payment in X/XXXX, sent in proof of HOI coverage in X/XXXX, and asked about any additional XXXX assistance in XX/XXXX. Last contact was in X/XXXX when borrower verified the insurance premium had been paid.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower had an open insurance claim for XXXX damage in XXXX. Final draw funds were released in XX/XXXX. DOL and claim amount not provided.

OTHER: Unable to determine why a curtailment applied in XX/XXXX was reversed in X/XXXX.
431490055	9/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower has been making payments, last contact was XX/XX/XXXX, which was the welcome call.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488272	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Principal reduction in X/XXXX appears to due to a modification recast. Very little contact with the borrower. Last contact was X/XX/XXXX, updating ACH information.

REASON FOR DEFAULT: No RFD available

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: Numerous comments referencing BK call, but no details.

PROPERTY: No evidence of property damage.

431490157	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan modified in X/XXXX and executed modification sent to borrower X/XX/XXXX. XX/X/XXXX borrower interested in a partial release, documents received by the servicer XX/XX/XXXX. Request denied X/X/XXXX as all necessary documents were not received. No contact with the borrower after that date.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431487727	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for balance and escrow inquiries, no hardship noted. Last contact X/XX/XXXX regarding insurance proceeds.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower advised X/XX/XXXX that a claim check was received for leaking roof. Check received by servicer X/XX/XXXX was not endorsed, DOL, claim amount and status of repairs are unknown. No further activity is noted.

431490165	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Trial plan approve prior to review period was completed Aug XXXX, hardship and financials are not noted. Account is performing post-mod with occasional contact for escrow questions. Borrower sent new insurance information in May XXXX and requested an escrow analysis expecting payment to go down, but it went up. Servicer advised that was due to tax increase, borrower disputes LPI charges and requested analysis re-done with removal of LPI since she had her own insurance without lapse. Last contact X/XX/XXXX, borrower advised she will be paying the lower amount, unclear if dispute has been resolved.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489086	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance X/XX/XXXX. FB approved through June XXXX, timely payments resumed with no further contact since X/XX/XXXX confirmation of next due.

REASON FOR DEFAULT: XXXX income curtailment, details unknown.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488221	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Disaster mod booked in July XXXX was approved prior to review period, hardship and financials not noted. Account is performing for the last X years with occasional account inquiry, last contact X/X/XXXX to discuss payment options.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430571831	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Fairly regular contact is recorded. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. X/XXXX Borrower states they never agreed to the deferral and requests to that it be reversed. XX/XXXX Borrower insists that late fees be waived due to XXXX. Borrower has been demanding and not very cooperative. The most recent contact was on X/XX/XXXX with borrower claiming that they were advised that after XX years no more interest would be charged on the account.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430571843	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Fairly regular contact is noted in the contact history with borrower making payment arrangements. No loss mit activity noted. X/XX/XXXX Borrower calls in to discuss removal of PMI. The most recent contact was on X/XX/XXXX with more questions about PMI.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430571850	8/25/2021	7/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The notes do not reflect recent contact with the borrower. The last contact was on X/XX/XXXX, the borrower called in regarding a pending modification and said the signed agreement was sent in. The loan modification was completed in X/XXXX and the loan has remained current since that time. The payments are currently being paid by ACH. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: The notes indicate the loan was in active foreclosure prior to the modification being completed in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430571852	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Last contact X/X/XXXX borrower inquired about balloon payment.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430571853	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact noted, borrower not returning calls. Comments indicate borrower makes payments via automated phone system.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430571856	9/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430571864	8/1/2021	7/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. NSF was processed in X/XXXX; borrower was able to make X payments in XX/XXXX bringing the loan current. Loan was service released in X/XXXX and welcome call was completed on X/XX/XX. Borrower called in on X/XX/XX (last contact) to inquire about a loan level advance of $XX and requested an explanation and itemization; pay history was mailed on X/XX/XX. Escrow analysis statement was emailed on X/X/XX. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430571939	8/12/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower notified servicer of a change in insurance carriers in X/XXXX. Borrower reporting fraud on checking account in X/XXXX, and verified payment options available through the website. Borrower made a phone payment in X/XXXX and requested an auto-draft application. A welcome call was completed in X/XXXX after loan transferred servicing. Borrower asked why an escrow refund check was sent in X/XXXX, and requested assistance paying through the website in X/XXXX. Borrower declined retention options in X/XXXX, stating missing billing statements as reason for delinquency; borrower made a double payment to reinstate that month. Borrower confirmed payment had been mailed in X/XXXX. Borrower confirmed escrow account did not include a line for insurance, as borrower pays insurance directly. Last contact was in X/XXXX when borrower confirmed payment receipt.

REASON FOR DEFAULT: Waiting to get paid, didn't receive billing statements

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430572052	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower requested that the due date be changed, unable to determine why. No RFD for missed payment in X/XXXX. Last contact was X/X/XXXX, inquiring about refinance.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430572066	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX that was discharged in XXXX. Unable to determine the exact filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572069	9/1/2021	7/27/2021	BK13	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: BKXX, filed X/XX/XXXX, currently being reviewed for dismissal/discharge. Case number not provided.

PROPERTY: No evidence of property damage.

430572081	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Mod approved by prior servicer was finalized July XXXX, RFD and financials are not noted. XXXX assistance requested April XXXX due to lack of work. Borrower declined to discuss loss mitigation at next default Nov XXXX and reinstated Jan XXXX to prevent foreclosure referral. Account remains current last X months, last contact X/X/XXXX to request a password reset.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430572103	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in due to statement showed was late but was advised the statement printed before the draft was completed. The borrower is set up on ACH payments that draft at the middle of each month. No further contact and the loan has remained current since that time. The notes indicate the loan has been modified in the past but no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
430572132	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in due to receiving a cancellation notice from their insurance company due to the premium had not yet been paid. The borrower appears to be cooperative during noted conversations and the loan has remained current since that time. The notes show the loan was modified in the past and the borrower has called in at various times to ask questions about the payment amount. The loan is now set up on ACH payments. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572134	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with payments made through IVR. There is no borrower contact except for XX/XX/XXXX notification of change in HOI carrier.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430572168	8/17/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer on X/XX/XXXX advised borrower of NSF payments which borrower denied, borrower would not set up arrangements to bring loan current. On X/XX/XXXX borrower sent in copies of checks and bank statements to show proof payments made. On X/XX/XXXX servicer advised borrower that the NSF payments came from prior servicer and that account is correct. Comments on X/XX/XXXX indicate a repayment pan was offered details of plan not noted, appears borrow declined plan. Borrower reinstated loan in X/XXXX with X payments covering the X/XXXX through X/XXXX payments. Last contact X/XX/XXXX when servicer advised borrower of another NSF payment, borrower stated they will make a replacement payment by X/X/XXXX; comments show borrower made an online payment X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430572170	8/19/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Pre-approved Mod workout sent X/XX/XXXX. Borrower accepted pre-approved Mod X/XX/XXXX; borrower stated unaware loan was past-due. Mod workout booked X/XX/XXXX. Servicer confirmed terms of Mod with borrower XX/XX/XXXX. Borrower advised XX/XX/XXXX on payment plan with city taxes; unaware loan escrowed. Last contact X/XX/XXXX borrower inquired about deferred principal balance.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430572190	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower completed a X month stip to mod plan when history began in X/XXXX (FB details not available) and received approval for a mod effective X/X/XX. Manual escrow analysis was ran effective XX/XXXX to fit the mod agreement with shortage spread over XX months. Loan was service released in X/XXXX; welcome call was completed on X/XX/XX, co-borrower stated that they are on a fixed income and has also had a reduction in income and struggling with payment and requested retention review. Loss mit package was sent on X/XX/XX. Co-borrower also stated on X/XX/XX that spouse has medical issues that cannot be afforded due to the virus and lost part time job. Deferral for X payment was processed in X/XXXX. Last contact was on X/X/XX, co-borrower called in to inquire about a letter they received about discharged BKX and was advised that it was a generated letter and everything is current on the loan.

REASON FOR DEFAULT: Income reduction due to XXXX and fixed income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower filed BKX in XXXX, case has been discharged without reaffirmation. No details regarding case number or discharge date.

PROPERTY: No property issues found. Property verified as owner occupied on X/X/XXXX.

430572210	8/10/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower has related to making payments and general questions. Last contact was X/XX/XXXX, needed assistance setting up online account.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430572245	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower completed a trial plan approved prior to review period, hardship and financials are not noted. Account was performing post-mod with frequent contact for payments made after late charge date, hardship due to excessive obligations. XXXX assistance requested April XXXX due to shutdown of church services and drop in donations. FB approved through June XXXX, timely payments have resumed since July XXXX. Last contact X/XX/XXXX to confirm insurance premium had been paid.

REASON FOR DEFAULT: XXXX income curtailment.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

430572336	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
430572381	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments indicate borrower has not returned servicers calls. Borrower calls in and makes payments via the automated system.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430572393	9/2/2021	7/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower due to active BK. Borrower called X/XX/XXXX to confirm account escrowed. Borrower inquired about property lines being adjusted X/XX/XXXX. Borrower called to confirm payment X/XX/XXXX. Borrower called to schedule payment X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: Loan noted to be in FC prior to BK, however FC steps not provided. After BK discharge; servicer confirmed X/X/XXXX loan reinstated.

BANKRUPTCY: Servicer notes X/XX/XXXX loan in active BKXX; filed X/XX/XXXX. BK discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX and X/XX/XXXX. No property damage noted.

430572456	8/20/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to discuss the account and was advised of previously returned payments. Said was out of work due to being quarantined and would not be able to make the October payment in time. No other options were discussed but the payment was made before the loan rolled past due. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due impact from the XXXX XXXX and being out of work due to being quarantined.. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572506	8/1/2021	7/27/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in regarding a bill pay payment that was returned. The servicer didn't have record of it so the borrower agreed to make the payment by phone. Waived the late fee. The notes show the borrower often pays by phone. The loan has also been modified in the past but unable to determine the date. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572521	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Payoff requested X/XX/XXXX. Borrower inquired about returned payment X/XX/XXXX. Borrower requested escrow analysis XX/XX/XXXX. Borrower inquired about escrow refund XX/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/XX/XXXX; date of loss X/X/XXXX for $X,XXX.XX. Funds endorsed and returned to borrower X/XX/XXXX. XXXX disaster area noted XX/XX/XXXX. Borrower stated XX/XX/XXXX would file additional claim; no indication claim was completed. Servicer notes X/X/XXXX borrower to find new insurance carrier; X reported claims since XXXX.

430572529	8/1/2021	7/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
430572551	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Mod was approved prior to review period, hardship and financials are not noted. Account is performing post-mod with occasional contact for account inquiry or phone payment. Borrower advised Mar XXXX that she will keep LPI flood insurance until she can find a policy. Last contact X/XX/XXXX to confirm payment receipt, she is still looking for her own insurance.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed prior to review period, case details unknown. MFR granted XX/XX/XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

430572622	8/8/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate loan was modified, details of MOD not noted. Borrower on X/XX/XXXX called in and stated could not make a payment until next month. Borrower did make a payment over the phone on X/X/XXXX per comments. Borrower on XX/X/XXXX stated behind due to payment increase, appears escrow payment increased. Borrower on X/XX/XXXX called in inquiring about XXXX assistance, servicer went over plans. Borrower did not request further assistance. Last contact X/XX/XXXX borrower made payment over the phone which posted X/XX/XXXX.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430572642	8/1/2021	6/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with payments made through IVR, no other borrower contact is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

430572646	9/4/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan has been current since history began in XXXX. Contact history states that the borrower is deceased as of XX/XX/XX, however, this was being questioned in X/XXXX noting that a death certificate was not provided for the borrower, additionally, the modification was signed by the borrower on XX/X/XX. Furthermore, it was noted on X/XX/XX that the borrower called to inquire about the loan transfer.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: File has been referred to FC, referral date not available. FC was cancelled on XX/XX/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: Defective legal description in X/XXXX, fc firm filed a title claim and notes the issue can be resolved through judgment in FC. FC was cancelled in XX/XXXX, however, the investor demands a clear and insurable title in case the loan is sold and the firm was instructed to reach out to the title company for a resolution. A claim was filed and the title company issued a No loss letter but declined to take any action. Notes in X/XXXX indicate that re-executing and re-recording the mortgage is needed to correct the legal description. The subject mortgage has not been re-recorded per the current title search.
430572653	8/29/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Limited contact as loan has been current. Last contact X/XX/XXXX when servicer completed the welcome call, nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430572655	7/28/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate loan was modified, date modified not noted. First payment due is noted to be X/XX/XXXXX. Borrower on X/XX/XXXX called in and made a payment over the phone, borrower also discussed workout options with servicer. Borrower did not send in a loss mit packet.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430572671	8/7/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No RFD provided for modification in XX/XXXX. XX/X/XXXX borrower questioning escrow payment. Last contact was X/X/XXXX, making payment.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430572715	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Mod was approved prior to review period, hardship and financials not noted. Account was performing post-mod with little contact prior to request for XXXX assistance X/XX/XXXX. FB approved through June XXXX, timely payments resumed in July with no further contact after confirmation of ACH setup XX/XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430572735	11/1/2021	7/29/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is paid ahead for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed in XXXX. Trustee's Notice of Final Cure was filed X/XX/XXXX, discharge is pending.

PROPERTY: Property is owner occupied. No property issues noted.

430572742	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX. The borrower called in request assistance logging in to the servicer's website. The borrower appears to be cooperative during noted conversations. The notes indicate the loan has been previously modified but unable to determine the date. Payments are usually paid via the servicer's website and the loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572751	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested an escrow shortage spread in X/XXXX; servicer agreed to a XX-month spread. A welcome call was completed in X/XXXX after loan transfer. Borrower reported a XXXX hardship in X/XXXX, and servicer granted a X-month deferral, beginning in X/XXXX. Borrower confirmed payment deferral in X/XXXX, and discussed an escrow shortage in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: XXXX impact - borrower had reduced work hours, co-borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
430572767	8/1/2021	7/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The loan has remained current throughout the past XX months. The notes indicate the loan has been modified in the past but no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572775	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower wanted help signing into online account per notes on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower stated she noticed her payment increased starting with the XX/XXXX payment. Servicer advised due to lender placed insurance. Borrower stated would find her own insurance and call back.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
431490070	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Welcome call completed in X/XXXX, and borrower made a phone payment. Borrower also made a phone payment in X/XXXX, and set \up auto-draft payments to begin the following month. No further contact.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431487816	8/1/2021	7/27/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX; four-month deferment granted. Borrower called to get online password reset. Last contact on XX/XX/XXXX, borrower stated would make a payment on XX/XX/XXXX; payment made the next day.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, unemployment.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: BKXX filed on XX/XX/XXXX; discharged on XX/XX/XXXX.

PROPERTY: No evidence of property damage in contact history. Current occupancy is unknown.
431488914	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to ask about the XXXX statement. The notes reflect a workout request in X/XXXX asking about a modification. The workout was then closed at the borrower's request in XX/XXXX. The borrower also requested assistance in X/XXXX due to impact from the XXXX XXXX and was approved for two one-month deferrals in X/XXXX and X/XXXX. The loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: X/XXXX was due to being retired and only receiving social security income. The borrower was also impacted by the XXXX XXXX in X/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488199	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower called to confirm payment X/X/XXXX. Welcome call completed X/XX/XXXX. Borrower called to make payment X/X/XXXX. Borrower called to confirm ACH X/X/XXXX. Borrower requested tax form X/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431487802	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan has been current since X/XXXX. Borrower has multiple loans with servicer. X/XX/XXXX borrower stated interested in starting short sale process, unable to determine for this loan. Servicer continues to make contact with one of the borrower's on the other loans, that borrower has advised them numerous times they are not on this loan. Originated as investment.

REASON FOR DEFAULT: No RFD, current loan since X/XXXX

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488213	9/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower's are divorced, husband is living in the home and making the payments. Last contact with the co-borrower was X/XX/XXXX, discussing insurance.

REASON FOR DEFAULT: Borrowers divorced, but loan has been current.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489403	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Servicer advised X/XX/XXXX payment online and ACH block should be removed. ACH setup X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489825	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to follow up on a request for a payment history. Was advised it could take a few days and would also be available online. The loan has remained current since that time.. The borrower appears to be cooperative during noted conversations. The borrower has been set up on ACH payments since X/XX/XXXX. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488218	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on X/XX/XXXX with the deferral being discussed.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489192	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Little contact with borrower other than making payments. Last contact was X/XX/XXXX, called with general questions.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK.

PROPERTY: XX/XX/XXXX borrower was inquiring about insurance check. Check was in the amount of $XXX.XX and was sent to the borrower.

431490183	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX Borrower has since paid through the website. No phone or email contact with any party despite dialer attempts during default.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431488066	9/1/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Payment made via phone on XX/XX/XXXX. Borrower requested assistance in XX/XXXX; deferment granted. ACH payment set up on XX/XX/XXXX. Payoff requested on XX/X/XXXX. Last contact on XX/XX/XXXX, payment made via phone and requested a copy of XXXX and XXXX XXXX be mailed out to them.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, income impacted by XXXX.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431490242	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated on XX/XX/XXXX that they changed insurance companies, servicer advised to send in new information to the insurance department. Last contact on XX/XX/XXXX, borrower called about refinancing the loan; servicer advised that they would need to contact a local financial institution.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.

431489579	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The loan has remained current throughout the past XX months and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431490252	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The only contact recorded was on X/XX/XXXX with borrower calling in to discuss the recent transfer and get an updated payment address.

REASON FOR DEFAULT: X/XXXX Payments made to prior servicer.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488184	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488915	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	IL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower had dispute with prior servicer regarding late fees and requested complete pay history. Servicer ruled that late fees were accurate. X/XX/XXXX borrower's home was robbed. X/X/XXXX borrower stated income had been impacted by XXXX and requested assistance. Three month deferral was approved. Last contact X/XX/XXXX, needed help resetting online account.

REASON FOR DEFAULT: Most recent RFD was income impacted by XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488643	8/1/2021	7/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact borrower has not returned calls. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431489744	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Borrower made monthly payments through the website. Loan transferred servicing in X/XXXX; welcome call was completed, and borrower made a phone payment. Borrower set up auto-draft payments in X/XXXX, and called about a tax bill in XX/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431489292	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to schedule payment X/X/XXXX. Borrower advised of lender placed insurance X/XX/XXXX. Borrower inquired about letter received X/X/XXXX. XXXX disaster area noted X/XX/XXXX. Borrower requested tax form X/X/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488294	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431487804	9/1/2021	7/24/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XXX/XXXX, the borrower called in to request assistance logging into the online account. The loan has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488124	8/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX stated they are shopping around for new hazard insurance, no further details. Borrower on X/XX/XXXX advised servicer that they make payments via their banks bill pay and payment will be made soon. Nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431488538	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on X/XX/XXXX, the end of the deferral is being discussed and payment arrangements are made.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489820	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated he would mail out a payment on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower stated that they mailed out a payment.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431488330	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Borrower calls in for website assistance. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XX/XXXX with deferral details being discussed.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431488344	9/1/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Several notes are recorded regarding an escrow shortage. The most recent contact was on X/XX/XXXX to discuss the account and authorize a Xrd party on the account.

REASON FOR DEFAULT: X/XX/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489535	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated was waiting on funds per notes on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower called to set-up ACH payments and to make a payment via phone.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431488905	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for phone payment, no hardship is noted. Last contact X/X/XXXX. Request for VOM was submitted X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unverified. No property issues noted.

431488532	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, outbound call to the borrower who said would call back to make a payment. The notes show the payment was made via the servicer's IVR. Payments are usually made by the servicer's IVR. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history.. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431490206	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower stated payment was not affordable, but has continued to make monthly payment. Borrower submitted incomplete loss mitigation package. Servicer closed request X/XX/XXXX as complete package never received. Last contact with the borrower was X/X/XXXX promising payment, which was made.

 REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488548	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower called to make payment X/XX/XXXX; inquired on ways to make payment. No recent contact noted.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431487783	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to regarding a letter received about the investor changing and had questions. The borrower has been cooperative during noted conversations and the loan has remained current throughout the last XX months. The loan is set up on ACH payments. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488547	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower and servicer on X/XX/XXXX discussed workout options, comments do not indicate XXXX assistance was offered. Servicer received an incomplete workout packet on X/XX/XXXX, as of X/XX/XXXX workout closed due to missing documents. Last contact was on X/XX/XXXX when servicer requested the missing documents for the workout review.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431489501	9/1/2021	7/30/2021	CURR	XXXX	XXXX			No	XXXX	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact noted, loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431489924	8/1/2021	7/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431488329	9/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked how to change her name on the account in X/XXXX, and declined a repay plan. Borrower made a phone payment in XX/XXXX and discussed default. Borrower set in a double payment in X/XXXX to reinstate account, but then stopped paying. Borrower applied for XXXX assistance in X/XXXX, and servicer approved a X-month fresh start plan. Borrower made a phone payment in X/XXXX, and verified the plan balloon payment in X/XXXX. Borrower reinstated the account in X/XXXX, and verified payment had been mailed in XX/XXXX. Last contact was in X/XXXX when borrower declined auto-draft payments and requested website login assistance.

REASON FOR DEFAULT: Income curtailment due to slow business, XXXX impact - details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431488180	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer completed a X month deferral on X/XX/XXXX. Comments indicate a X month deferral was completed X/XX/XXXX, no further details about deferral noted. No further assistance requested.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431488331	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower being reviewed for loss mitigation when comments start in X/XXXX. RFD was unemployment. Loss mitigation denied in X/XXXX and X/XXXX, appears to be due to insufficient income as only income was unemployment. Borrower then approved X/X/XXXX, borrower back to work, but at less income. Borrower made trial payments as agreed and modification approved. Last contact with the borrower was X/X/XXXX, making payment.

REASON FOR DEFAULT: Borrower was unemployed, now working but at lower income.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431487805	8/1/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431490243	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact. All attempts to contact the borrower have been unsuccessful.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: Per notes on XX/XX/XXXX, BK documents received but details of BK not noted.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
431488735	8/1/2021	7/10/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the authorized third party called in to request that the assumption request be closed due to believing they will not qualify. The notes show the assumption request was made earlier that month buy the executor of the estate due to the borrower being deceased. The third party appears to be cooperative and has maintained the account current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: The borrower is deceased but the loan has remained current throughout the last XX months.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431487813	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.

431489831	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask how to update the insurance information they have. The borrower appears to be cooperative. The borrower called in X/XXXX and requested assistance due to XXXX impact and was approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX and loss of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431490184	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431487815	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask why the payment was so high on the last statement and was advised it was because it was sent before the payment was received. The loan has remained current since that time and the borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431490367	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with little contact until request for XXXX assistance X/X/XXXX. FB approved through June XXXX, timely payments resumed in July. Last contact X/X/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431488619	8/1/2021	7/9/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower had an NSF payment in X/XXXX. An unauthorized third party reported borrower was deceased since XXXX, and verified successor rights. Servicer received SSI documents in X/XXXX, and SII was advised of additional documents needed in X/XXXX. SII asked why servicer wasn't drafting funds in X/XXXX; servicer stopped drafting after the NSF payment. SII reinstated the account in X/XXXX with a phone payment. Last contact was in X/XXXX when SII asked what documents were still missing for successor verification.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
431488223	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Welcome call completed X/XX/XXXX. Borrower advised of past-due property taxes X/XX/XXXX. Servicer reviewed escrow with borrower X/X/XXXX. Borrower inquired about statement X/X/XXXX. Borrower stated X/XX/XXXX mailed escrow payment. Borrower stated X/XX/XXXX did not receive statements; inquired if new escrow analysis completed. Borrower stated XX/XX/XXXX spouse lost employment. Borrower stated X/XX/XXXX would sent escrow shortage payment. Borrower inquired about escrow amounts X/X/XXXX. Borrower inquired about Mod workout X/XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489289	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called XX/XX/XXXX, to see how many loans he had being serviced with the servicer. Last contact on XX/XX/XXXX, the borrower's son called to get information on the loan. Servicer advised could not release info; son stated that he would fax in power of attorney. Doc received on XX/XX/XXXX. Comments on XX/XX/XXXX indicate that ACH payments were set-up.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431490086	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower and servicer on X/X/XXXX discussed XXXX deferral which borrower declined. Servicer received a credit reporting dispute on X/X/XXXX, as of X/XX/XXXX servicer corrected reporting and closed dispute. Borrower called in X/XX/XXXX and made a payment over the phone which posted same day.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431488533	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower called to process payment X/XX/XXXX. ACH setup X/XX/XXXX. Last contact X/XX/XXXX borrower/Xrd party called to start insurance claim.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Pending hazard insurance claim noted X/XX/XXXX; details of claim not provided.

431488111	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact on XX/XX/XXXX, payment made via phone. All payments made since made via IVR phone payment system.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431489662	8/1/2021	7/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Welcome call completed in X/XXXX after loan transferred servicing. Borrower set up auto-draft payments through the website in XX/XXXX, and verified payment receipt in XX/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer approved a X-month deferral beginning the following month. Borrower verified deferral terms in X/XXXX, and requested additional XXXX assistance in X/XXXX, but servicer wasn't offering additional XXXX options. No further contact.

REASON FOR DEFAULT: XXXX, hardship details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431490249	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for welcome call X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

431490205	9/1/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called in X/X/XXXX to see if servicer offers refinancing, servicer advised no.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431489404	8/1/2021	7/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, borrower has not returned calls. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431489402	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance X/X/XXXX. FB approved April-June, timely payments resumed in July with no further contact except for X/XX/XXXX request for XXXX form.

REASON FOR DEFAULT: XXXX income curtailment, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431490257	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. X/XX/XXXX Additional XXXX assistance is requested, but borrower fails to return any docs. The most recent contact was on XX/XX/XXXX, borrower reports they are struggling to make their payment, assistance options are discussed.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488531	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower called to confirm payment X/XX/XXXX. Borrower inquired about monthly statement X/XX/XXXX. Borrower stated X/XX/XXXX would call back to setup payment. Payment made XX/X/XXXX. Borrower requested online access X/XX/XXXX. Last contact X/XX/XXXX borrower requested online access.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489605	8/1/2021	7/20/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called in ask about refinancing and was advised to contact a lender. No further contact and the loan has remained current. No indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No indication of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488160	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: A modification was completed in XX/XXXX. No contact with borrower, no phone or dialer attempts.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489886	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to make a payment over the phone. The notes show the loan has been set up on ACH payments since X/XXXX. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488188	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Xrd party authorization provided XX/XX/XXXX; requested online access. Online access again requested X/XX/XXXX. Xrd party stated X/XX/XXXX borrower in rehab and takes care of mortgage. Borrower stated X/XX/XXXX impacted by XXXX; Deferral completed X/XX/XXXX, X/XX/XXXX and X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488118	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing prior to default in Oct XXXX, hardship due to borrower's daughter was stealing SSI. Borrower resumed account maintenance and requested assistance Nov XXXX, deferral approved to cure arrears. Timely payments resumed Jan XXXX, last contact X/X/XXXX request to change ACH date.

REASON FOR DEFAULT: Theft of income by family member

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488263	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for payment and account inquiries. Borrower requested a deferral of July XXXX payment due to unspecified XXXX difficulties, but was able to make payment timely, last contact X/XX/XXXX to confirm receipt of mailed payment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488227	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: XXXX incentive applied in X/XXXX. No contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower called to verify payment receipt in X/XXXX and in X/XXXX. Borrower gave a promise to pay in X/XXXX, and set up auto-draft payments that month. No further contact. XXXX incentives applied in X/XXXX, in X/XXXX and in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431490069	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called X/X/XXXX concerning May payment. Borrower stated X/XX/XXXX interested in having account escrowed. Borrower discussed escrow setup X/XX/XXXX. ACH setup X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431490271	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower pays in month due but often after grace period. X/XX/XXXX, RFD was death in family. Last contact with borrower was X/X/XXXX, requesting payoff statement, no details as to reason.

REASON FOR DEFAULT: Only RFD was in X/XXXX, death in family.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431490291	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX, borrower moving back into property, had a death in the family. Originated as owner occupied. Last contact was X/XX/XXXX, making payment.

REASON FOR DEFAULT: Only RFD was in X/XXXX, death in family.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488242	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to make a payment over the phone, requested a payoff, and asked about a short pay. No further contact since that time and the loan has remained current since. The borrower called in to request assistance due to XXXX impact in X/XXXX and was approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to reduced income caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489963	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower confirmed payment X/X/XXXX. Borrower requested pay history X/XX/XXXX. Borrower called to schedule payment X/XX/XXXX; requested online access. Xrd party discussed payoff/escrow shortage X/XX/XXXX. Borrower inquired about refinance. Borrower again requested payoff X/XX/XXXX. Xrd party discussed principal forgiveness on Mod and escrow shortage X/XX/XXXX. Last contact X/XX/XXXX Xrd party inquired if loan escrowed for insurance.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431487941	8/1/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. No further contact and the borrower has not been responsive to attempts to contact since that time. The loan has remained current throughout the past XX months and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488234	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional account inquiries, no hardship is noted. Last contact X/XX/XXXX to confirm receipt of payment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488912	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments and principal curtailment payment application. Borrower inquired about late fee X/XX/XXXX. Borrower inquired about refinance and property inspection completed XX/X/XXXX. Welcome call completed X/XX/XXXX. Borrower disputed payment application X/XX/XXXX. Borrower discussed payment application X/XX/XXXX. Last contact with borrower X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.
431488121	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional account inquiries, no hardship is noted. Last contact X/XX/XXXX request for note holder information and copies of security documents.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489972	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	MO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower confirmed payment receipt in X/XXXX, stating daughter made the payment. Loan transferred servicing in X/XXXX; welcome call completed. Borrower also confirmed her daughter makes online payments. Borrower asked for escrow account details in X/XXXX, and gave a promise to pay online in X/XXXX. Borrower verified a payment change in X/XXXX, and gave a promise to have her daughter pay in X/XXXX. Borrower notified of a change in insurance carriers in XX/XXXX. Estate called the same month to notify servicer of borrower death. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: No default. Borrower is deceased

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
431489826	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The loan has remained current since that time. The loan has had periods of delinquency in the past XX months and the notes show the borrower was offered a repayment plan on X/X/XXXX. The terms of the plan were not noted. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being out of work and not receiving disability when expected. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488454	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower has been making payments. Last contact X/XX/XXXX.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430572799	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower inquired July XXXX whether restricted escrow could be used to make July payment, no hardship was provided and account reinstated Aug XXXX. Account was performing prior to request for XXXX assistance due to work shutdown. FB approved through June XXXX, timely payments resumed since July XXXX with last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Claim filed prior to review period for XXXX damage DOL June XXXX. Borrower confirmed July XXXX that kitchen flooring needs repair but she couldn't find a contractor. Last update noted X/X/XXXX is that borrower still hasn't found a contractor or started repairs.

430572806	9/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower for welcome call after servicing transfer. Discussed the website and options to log in but the call went silent and was disconnected. The borrower's spouse has also attempted to call in various times but is not authorized. The loan has remained current since that time and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572813	7/1/2021	6/29/2021	FB	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and completed a XXXX questionnaire and was approved for a X month forbearance extension. Unable to confirm the details of the forbearance. The notes also show the borrower was approved for a three month repayment plan in X/XXXX and the loan has remained current since that time. The notes also show a modification completed in X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572817	8/1/2021	7/20/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called on XX/XX/XXXX to advise that he never filed BK, that the BK was filed by his son. Last contact on XX/XX/XXXX, borrower advised approved for deferral and how deferment works.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, curtailment of income.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: Per notes on XX/XX/XXXX, loss draft check in the amount of $X,XXX.XX was received due to XXXX damage in XX/XXXX. Endorsed check returned on XX/XX/XXXX; claim to be unmonitored. Owner-occupied per data tape.
430572819	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, X-month deferment granted. Borrower upset in XX/XXXX, stated was not easy to make a payment via the servicer's app and did not want to pay the phone pay fee. Payment made via phone and servicer waived the phone pay fee. Borrower wanted to set up paperless statements on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower's daughter started college. RFD per notes on XX/XX/XXXX, excessive obligations. RFD per notes on XX/XX/XXXX, laid off due to XXXX.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
430572837	7/29/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called X/XX/XXXX to confirm insurance coverage. Borrower called to setup ACH XX/XX/XXXX. Borrower again called to setup ACH X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/X/XXXX; no indication property was affected.
430572871	9/1/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: Active BK as of first comment on X/XX/XXXX, no details. X/X/XXXX, discharged. Exact filing date not provided.

PROPERTY: No evidence of property damage.

430572873	7/29/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower requested a breakdown of the fees on the account in X/XXXX; most of the advances were for taxes. Co-borrower verified payment receipt in X/XXXX, and also made a phone payment. No further contact. Borrower pays through the IVR system.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Prior BK noted, no details provided. No active BK within current review period.

PROPERTY: Owner occupied
418742538	9/19/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account inquiry or phone payment. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

418742841	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower contact noted XX/XX/XXXX requesting retention options. Mod agreement offered X/XX/XXXX which was booked X/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: Hardship not provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

418743104	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: X/X/XXXX, borrower unemployed due to XXXX, X month deferral was approved, starting X/XX/XXXX and ending X/XX/XXXX. X/XX/XXXX borrower inquired about other options. X/XX/XXXX borrower approved for modification, appears modification rolled due date, but all other terms remained the same. Last contact with the borrower was XX/XX/XXXX, called to confirm next due date.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431498488	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact, no hardship noted. Last contact XX/X/XXXX to confirm due date.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431498341	9/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the terms of a previous loan modification. No further details were noted. The borrower appears to be cooperative during noted conversations. The notes show the borrower requested workout assistance in XX/XXXX but the workout was denied in X/XXXX due to not receiving the required documentation. The loan has remained current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from XXXX XXXX and having to quarantine. Also due to a death in the family in XX/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431498342	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about refinance X/XX/XXXX. Borrower setup ACH XX/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

418799438	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive to collection attempts until submission of loss mit application June XXXX, hardship and financials are not documented in comments. Borrower completed a trial plan Jul-Sep XXXX and has paid timely post-mod, no contact is noted during the review period.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Referred to foreclosure Feb XXXX, first legal delayed by missing assignment and then moratorium prior to modification cure.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

TITLE ISSUES: Foreclosure title identified that interest of prior owner from XXXX was never terminated, title claim filed Mar XXXX, indemnification issued.

418821655	9/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to discuss the homeowners insurance. No further contact since that time and no attempts made. The notes show the borrower was on a forbearance at the time that began in XX/XXXX. The terms of the forbearance were not noted but the borrower was able to successfully reinstate the loan. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to income loss. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure until X/XXXX when the loan became current after paying on a forbearance plan. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489877	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the co-borrower called in and completed a welcome call to discuss payment options and the website. ACH payments were set up at that time and the loan has remained current. The loan was modified in X/XXXX after successfully completing a trial plan and has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of damage or ongoing repairs.
431488133	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX indicate impacted by XXXX and requested assistance, servicer completed a X month deferral on X/X/XXXX. Borrower on X/XX/XXXX requested further assistance, servicer advised workout packet needed for review; servicer notes receipt of all documents on X/XX/XXXX. As of XX/XX/XXXX servicer was still reviewing the workout when borrower called in and withdrew the workout as they no longer needed assistance. Borrower reinstated loan in XX/XXXX with a payment of $X,XXX.XX covering the X/XXXX to XX/XXXX payments. Last contact X/X/XXXX borrower called in requesting assistance to access website, servicer assistance borrower.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431488334	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: Account was performing with occasional contact for phone payments prior to request fro XXXX assistance X/X/XXXX, hardship due to spouse work furlough. Borrower required only X deferment, resumed payments July XXXX. Deferral for one additional month was requested Nov XXXX due to medical difficulties, borrower declined to submit application and reinstated on his own Jan XXXX. Last contact X/XX/XXXX inquiry regarding escrow analysis results.

REASON FOR DEFAULT: XXXX income curtailment, illness

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488347	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Executed modification that was boarded in X/XXXX was sent to the borrower on X/X/XXXX. Little contact with the borrower, current loan. Last contact X/XX/XXXX, with general questions.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489612	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to ask how to upload a document on the website. Also called on X/XX/XXXX regarding an insurance notification they received. The borrower appears to be cooperative during noted conversations. The loan has remained current since that time and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488672	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about refinance X/X/XXXX. Servicer advised XX/X/XXXX ACH declined; borrower stated on fixed income; servicer helped setup online account. Borrower stated XX/XX/XXXX and XX/X/XXXX having problems making online payment. Borrower requested removed from text notifications XX/X/XXXX. Borrower inquired about home equity X/X/XXXX. Borrower setup ACH X/XX/XXXX. Borrower stated X/XX/XXXX had new XXXXows and AC put in. Borrower called to confirm ACH XX/XX/XXXX. Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: Insufficient income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431489883	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan modified in X/XXXX, appears to be a disaster modification and executed documents were sent to the borrower X/XX/XXXX. Little contact with the borrower until they called on X/XX/XXXX stating impacted by XXXX, unemployed. Three month deferral was approved and borrower resumed payments at the end of the deferral. X/X/XXXX borrower inquired about cancelling MI, borrower never returned paperwork or necessary fees.

REASON FOR DEFAULT: Borrower was unemployed due to XXXX

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489023	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	36M PHCH	Other - Property Critical	BORROWER CONTACT: Payment made by phone on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to set-up ACH and make a payment via phone.

REASON FOR DEFAULT: RFD property problems.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: Subject suffered a XXXX loss in XXXX, claim was paid iao $XX,XXX. Borrower undertook repairs himself. It is not known when or if they were completed, however, it does appear as though all funds were paid for the loss, on a draw basis. In X/XXXX, subject was damages as a result of a XXXX and XXXX, with a claim paid iao $X,XXX. Funds were released to borrower. In XX/XXXX, borrower stated the home would be torn down by the city. Borrower stated on XX/XX/XXXX that he plans on rebuilding and trying to obtain building permits. As of XX/XX/XXXX, borrower stated having issues with the insurance company renewing their policy, stated that they claim the property was demolished illegally. Per notes on XX/XX/XXXX, borrower stated that there is still not a building on the land. Stated it was just land.
430448487	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No significant contact in CH. The last contact with prior servicer was on X/X/XXXX, the borrower asked for a letter stating she was current. Loan transferred servicing in XX/XXXX, and borrower confirmed servicer would send monthly billing statements. Borrower asked servicer to remove a co-borrower name on the account in XX/XXXX; servicer confirmed only borrower should be on the account, per the note. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448336	8/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact. Borrower disputed maturity date Dec XXXX and stated they never signed a modification. Servicer researched prior history and comments and provided copy of X/XX/XXXX modification executed by her that extended maturity to X/X/XXXX. No further contact except for X/XX/XXXX request to apply $XXX as a curtailment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448382	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No significant activity or borrower contact with prior servicer was recorded. Borrower asked why loan was transferring servicing in XX/XXXX. Co-borrower completed a welcome call in XX/XXXX, and asked about an escrow shortage in XX/XXXX. In X/XXXX, servicer explained the escrow shortage was spread over XX months. Last contact was in X/XXXX when co-borrower asked servicer to remove her name from the account; servicer advised borrower to refinance to remove her name.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter X filed in XXXX, discharged in XXXX.

PROPERTY: Owner occupied
430448390	9/1/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is current. No contact or activity was found until borrower requested insurance and tax information in XX/XXXX; borrower also asked about no-fee payment options. Borrower confirmed taxes would be paid in XX/XXXX, and asked how to return an escrow refund in X/XXXX to apply to the escrow account for insurance. Borrower verified payment application in X/XXXX and requested website assistance. Borrower asked about a billing statement and an escrow shortage in X/XXXX, and requested a billing statement in X/XXXX. Borrower declined XXXX assistance in X/XXXX and made a payment towards the escrow shortage in XX/XXXX. Borrower verified payment receipt in X/XXXX and during last contact in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448439	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Unknown RFD during BK. The loan had some delinquency from XX/XXXX through X/XXXX due to unknown circumstances. It has been paid on time since XX/XXXX. Limited borrower contact due to prior BK. Welcome call completed with co-borrower in XX/XXXX when he made a phone payment. Borrower requested XXXX assistance through the website in X/XXXX, and servicer granted a two-month deferral beginning the following month. Last contact was in X/XXXX regarding the deferral.

REASON FOR DEFAULT: XXXX impact - details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter X filed in XXXX, discharged the same year.

PROPERTY: Owner occupied
430448516	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for general account inquiries. Last contact X/XX/XXXX to request XXXX tax information.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448701	8/25/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: In X/XXXX, borrower stated they would call back and make the X/XXXX payment; borrower refused post dated phone payment. Borrower never called back. Borrower called about a pending loan transfer in XX/XXXX after being unable to pay online. Welcome call and a phone payment were completed in XX/XXXX. Borrower accepted a verbal repay plan in XX/XXXX, and made a phone payment in X/XXXX. No further contact; borrower pays through the website.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448803	8/18/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact. XX/XX/XX borrower discussed escrow and hardship due to excessive obligations, but account remained current with no request for assistance. Last contact X/X/XXXX, borrower advised that a double payment was scheduled in error on XX/XX/XXXX and stop payment was placed on the Xnd instance, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430448918	7/28/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No significant activity or borrower contact with prior servicer was found. Loan transferred servicing in XX/XXXX; welcome call completed, borrower confirmed payments were made through a local branch. Last contact was in X/XXXX when borrower asked why county taxes were not paid; servicer confirmed taxes had been paid.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448733	8/17/2021	7/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for XX/XX/XXXX welcome call and X/XX/XXXX confirmation that taxes were paid.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged in XXXX with reaffirmation.

PROPERTY: Property is owner occupied. No property issues noted.

430448735	8/4/2021	7/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account inquiry or phone payment. Last contact X/X/XXXX, promise was kept to make payment and no hardship noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX was discharged in XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

431350315	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as borrower has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: Owner occupied
430571151	8/3/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called to confirm next due date X/X/XXXX. Borrower hardship noted X/X/XXXX; borrower disabled and mother passed. ACH setup X/XX/XXXX. Borrower inquired about property tax bill X/XX/XXXX. Borrower requested maturity date and UPB X/X/XXXX. Borrower inquired about insurance bill X/XX/XXXX. Borrower inquired about property taxes being paid X/XX/XXXX. Borrower advised X/XX/XXXX forwarded tax bill. Last contact X/X/XXXX borrower again confirmed forwarded tax bill.

REASON FOR DEFAULT: Curtailment of income. Family death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/XX/XXXX due to XXXX loss X/XX/XXXX. No further details of claim provided. XXXX disaster area noted XX/XX/XXXX; no indication property was affected.

430571152	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX. Co-borrower sent payment to prior servicer in X/XXXX, and notified current servicer. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430571169	9/1/2021	6/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact since X/X/XXXX request for refund of overpayment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430571196	7/23/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: . Borrower stated she received a letter from the government on XX/XX/XXXX that indicated that she had a write-off on her mortgage. Borrower advised that they received principal forgiveness and a deferment. And, that even though the debt was forgiven and she does not have to pay it back, she still has to pay taxes on it. Borrower advised that they do have their own insurance and it would be a few weeks until she could get her own. Last contact on XX/XX/XXXX, borrower called in to discuss the account but details not noted.

REASON FOR DEFAULT: Borrower had a stroke in XX/XXXX. Borrower out of work for X months but stated back to work in XX/XXXX. RFD per notes on XX/XX/XXXX, owes money to the government. Borrower lost her job in XX/XXXX. RFD per notes on XX/XX/XXXX, borrower waiting on unemployment check.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
431489505	8/1/2021	7/17/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XX/XXXX borrower stated daughter is living in the property and is making the payments. On X/XX/XXXX stated x-wife lives in property. X/XX/XXXX step daughter living in the property. Originated as primary residence.

REASON FOR DEFAULT: Property has been occupied by various family members and they are responsible for the payments.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489397	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower relate to boarding of loan and making payments. Last contact was X/XX/XXXX, waiting for payment from tenants, thought that they may not be working, but not sure. Borrower has continued to make monthly payments. Originated as owner occupied.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431487929	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Welcome call completed X/XX/XXXX. Borrower requested online assistance X/X/XXXX. Borrower called to confirm ACH X/XX/XXXX. Borrower disputed credit reporting due to Mod X/XX/XXXX; borrower requested copy of Mod. Borrower stated X/XX/XXXX impacted by XXXX. Payment deferral completed X/XX/XXXX, X/XX/XXXX. Borrower stated X/XX/XXXX still not working and requested extension. Deferral completed X/XX/XXXX. Borrower requested additional assistance X/XX/XXXX. Borrower stated X/X/XXXX still not working.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431490082	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower verified receipt of a web payment in X/XXXX, and gave a promise to pay in X/XXXX. Borrower asked servicer to waive a late charge in X/XXXX, but declined to set up auto-draft payments due to his paycheck schedule. Borrower reported a XXXX impact through the website in X/XXXX, and servicer deferred one payment the following month. Borrower verified the escrow payment amount in X/XXXX. No further contact. XXXX incentive applied in X/XXXX. A servicer note entered X/X/XXXX states loan is currently involved in litigation, but standard servicing may continue. The litigation was voluntary dismissed on X/XX/XXXX.

REASON FOR DEFAULT: No default. XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
431490256	8/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower had an NSF in X/XXXX and in X/XXXX due to a delayed paycheck and lack of overtime, but remained current. Prior servicer offered a retention review, and mailed a loss mit package. Borrower made monthly phone payments between X/XXXX and X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. Borrower made monthly phone payments between X/XXXX and X/XXXX, then began paying through the website. Borrower requested a website password reset in XX/XXXX, and declined auto-draft payments. Borrower mistakenly set up two payments in XX/XXXX, and asked one to be returned. Borrower opted in to paperless statements in X/XXXX, and confirmed payment receipt. Borrower promised to pay online in X/XXXX, and requested a website password reset in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431490286	8/1/2021	7/20/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	MT	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX. Spouse notified servicer of borrower death in X/XXXX, and made a phone payment. Spouse confirmed payment receipt in X/XXXX, and promised to pay in X/XXXX. Spouse reported a XXXX hardship in X/XXXX, and servicer deferred one payment in X/XXXX. Spouse verified payment receipt in X/XXXX and in XX/XXXX. Spouse usually pays through the IVR system. Last contact was a phone payment by spouse in X/XXXX.

REASON FOR DEFAULT: Borrower is deceased. Spouse not working due to XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied by spouse
431489830	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to request a payoff statement. The notes also show a contact from the borrower's former spouse who said the property was awarded to them in a divorce. Was advised to send in a copy of the divorce decree. The loan has remained current with payments paid via ACH. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: The notes indicate the borrower is divorced but the loan has remained current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488808	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: XX/X/XXXX, borrower questioning the date the payment drafted. Stated on a fixed income and payment becoming unaffordable as ARM loan. Borrower has continued to make payment. Last contact XX/XX/XXXX, again questioning the date the payment drafted.

REASON FOR DEFAULT: Borrower is on a fixed income and payment is going up, ARM loan.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431490126	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: XX/X/XXXX borrower was unemployed and looking for work. Submitted incomplete loss mitigation package on XX/X/XXXX. Borrower requested deferral, that was denied and set up on trial plan. Borrower made trial payments and modification completed X/XX/XXXX. Borrower then called on X/XX/XXXX stating unemployed due to XXXX and was granted a X month deferral starting X/X/XXXX, but a payment was posted in X/XXXX and due date was not rolled consistent with a deferral. Unable to confirm deferral as unable to confirm the start date of the modification that was boarded in the same month. Last contact with the borrower was X/X/XXXX, making a payment and declined ACH.

REASON FOR DEFAULT: Employment impacted by XXXX.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489340	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about statement X/XX/XXXX. Borrower scheduled payment X/XX/XXXX. Borrower confirmed payment sent via XXXX XX/XX/XXXX. Borrower confirmed payment X/XX/XXXX through BillPay. No recent contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488638	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower's spouse called in to ask about the unpaid principal balance. The loan has remained current since that time. The borrower has been cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431490241	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made contact X/X/XXXX to cure XxXX delinquency, no hardship details provided. Account was performing with no contact until request for XXXX assistance X/X/XXX. FB approved through June XXXX, timely payments resumed in July, last contact X/XX/XXXX to confirm forbearance terms.

REASON FOR DEFAULT: XXXX income curtailment, details unknown.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489671	8/1/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower inquired about service transfer letter X/XX/XXXX. Borrower called to make payment X/XX/XXXX; welcome call completed. Borrower called to confirm payment X/XX/XXXX. Borrower called to make payment X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431490302	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: X/X/XXXX loan was being reviewed for a partial release, unable to determine what the partial release related to and based on comments and pay history does not show any large principal reduction. Last contact with the borrower was X/X/XXXX, requested amortization schedule and copy of modification.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488635	9/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower. Last contact XX/X/XXXX stating payment set up on bill pay.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431487801	8/1/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower inquired about ACH XX/XX/XXXX. Borrower inquired about payment increase X/X/XXXX; requested tax form. Borrower inquired about ACH X/XX/XXXX and advised of service transfer. Borrower called to setup ACH X/X/XXXX. Welcome call completed X/XX/XXXX. Servicer confirmed ACH X/XX/XXXX. Borrower requested payment amount X/XX/XXXX. Borrower again called X/XX/XXXX to setup ACH. Borrower inquired about statement X/XX/XXXX. Servicer confirmed ACH draft date XX/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

431487814	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked prior servicer to waive late fees in XX/XXXX; servicer declined. Borrower confirmed payment had been mailed in XX/XXXX. Loan transferred servicing in X/XXXX. Borrower requested a payoff quote in X/XXXX. No further contact.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431488617	8/1/2021	7/24/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive during XxXX delinquency in Oct XXXX, hardship unknown. Account is performing since Nov XXXX reinstatement, no contact is noted during the review period.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489510	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The only recent contact recorded was on X/XX/XXXX, borrower is trying to make a payment but devices to mail the payment after learning about the processing fee.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489206	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX and requested assistance, servicer completed a X month deferral on X/XX/XXXX. Borrower on X/XX/XXXX requested further assistance, servicer advised need workout packet for review. As of X/XX/XXXX servicer received an incomplete workout packet. Workout review canceled X/XX/XXXX by borrower. Borrower on X/XX/XXXX requested that their mortgage insurance be canceled, as of X/X/XXXX servicer advised mortgage insurance can not be canceled as LTV over XX%. Borrower requested copy of payment history on X/XX/XXXX.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431489295	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower questioning why loan not being reported to credit bureau, BK discharged.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: X/XX/XXXX references BKX discharged, no details.

PROPERTY: No evidence of property damage.

431488446	9/1/2021	7/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431488424	8/1/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower requested XXXX assistance through the website in X/XXXX, and servicer approved a X-month deferral beginning that month. Borrower confirmed the deferral plan terms in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: XXXX: unknown. XXXX: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489286	9/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower made a double payment by phone in X/XXXX to reinstate account; no mention of reason for default. Borrower also made a phone payment in X/XXXX, and set up auto-draft payments to begin the following month. No further contact. No mention of whether auto-draft payments were cancelled, but a withdrawal change was completed in X/XXXX. Borrower began paying through the website in X/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431490278	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested PMI removed X/XX/XXXX. Borrower called to cancel ACH X/XX/XXXX. Borrower stated XX/XX/XXXX would make payment at end of month. Borrower added Xrd party authorization X/XX/XXXX. Repayment plan noted X/XX/XXXX from X/XX/XXXX to X/XX/XXXX for $X,XXX.XX. Xrd party confirmed final FB payment X/XX/XXXX.

REASON FOR DEFAULT: Hardship not provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is non owner-occupied. No property damage noted.

431488923	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Notes on XX/XX/XXXX indicate that additional information is needed for credit dispute; details of dispute not noted. However, as of XX/XX/XXXX dispute was resolved. Another dispute was received in XX/XXXX, the response was sent out in XX/XXXX. Details of dispute not noted. Third dispute received in XX/XXXX; additional information requested in XX/XXXX. Nothing further mentioned. No borrower contact.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Occupancy is unknown.

431490254	9/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested a deferral X/XX/XXXX due to workplace shutdown, but continued to make regular payments and has remained paid ahead for the last XX months. No further contact is noted.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489520	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Disaster mod was approved prior to review period, hardship and financials are note noted. Borrower maintained contact throughout BK for payments and reaffirmation documents. Account was performing prior to request for XXXX assistance April XXXX. FB approved through June XXXX, timely payments resumed in July, last contact X/X/XXXX to confirm next due.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: N/A

BANKRUPTCY: BKX filed Nov XXXX was discharged Mar XXXX with reaffirmation.

PROPERTY: Property is owner occupied. No property issues noted.

431488654	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to discuss the XXXX statement. No further contact since that time and the loan has remained current. The borrower began requesting XXXX assistance in X/XXXX and was approved for there one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The loan was also modified in X/XXXX after successfully completing a trial plan and has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to temporary job loss caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431487951	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower verified servicer receipt of an executed modification in X/XXXX, and verified the amount due. Borrower asked about an escrow payment change in X/XXXX, and made a phone payment later that month. Spouse made a phone payment in X/XXXX, and borrower paid by phone in X/XXXX. Borrower also made phone payments in X/XXXX and in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower requested a copy of the RESPA transfer letter in XX/XXXX and in XX/XXXX, and verified a payment adjustment after an escrow analysis in XX/XXXX. Borrower reported a XXXX impact in X/XXXX, and servicing granted a X-month deferral, beginning that month. Spouse made a phone payment in X/XXXX, and confirmed ability to make payments in X/XXXX. Spouse asked about an insurance premium payment in X/XXXX, and asked why the loan had an escrow shortage in X/XXXX. No further contact. Recent payments have been made through the IVR system.

REASON FOR DEFAULT: XXXX impact, spouse not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Notes in X/XXXX mention an open insurance claim for roof damage, details and property condition were not provided. Claim was still open, as of X/XXXX.
431489274	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes X/X/XXXX Mod workout approved; terms of workout not provided. Borrower called to confirm terms of Mod X/X/XXXX. Mod workout booked X/XX/XXXX. Borrower inquired if property taxes paid X/XX/XXXX. Borrower inquired X/X/XXXX if loan assumable (family member). Borrower requested payoff quote X/X/XXXX. Borrower called XX/X/XXXX to discuss payment options. Welcome call completed XX/XX/XXXX. Borrower requested online access XX/XX/XXXX. Last contact X/XX/XXXX requesting tax form.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489259	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Mod approved prior to review period, hardship and financials are not noted. Account was performing post-mod with no contact prior to request for XXXX assistance April XXXX due to layoff. FB approved through June XXXX, timely payments resumed in July with no contact since X/X/XXXX.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431487918	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to inquire about refinancing options and was advised to reach out to a lender. No further contact since that time and the loan has remained current. The loan was modified in X/XXXX. The borrower appears to be cooperative No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431498091	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal recent contact. The most recent contact was on X/X/XXXX with borrower calling in to discuss the account

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XX/XXXX Borrower calls in to discuss code violations they have received, they are attending a hearing the following day to address them.

431489885	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower had questions about Mod X/X/XXXX. Servicer approved Mod workout; details of workout not provided. Servicer advised borrower X/XX/XXXX executed Mod not yet received. Mod docs resent X/X/XXXX. Mod workout booked X/XX/XXXX. Borrower called to confirm next due date XX/X/XXXX. Xrd party verified payment received X/XX/XXXX. Borrower hardship noted X/X/XXXX due to family illness; daughter in hospital. Borrower inquired about principal balance X/XX/XXXX; requested copy of Mod from prior servicer. Borrower advised of LPI X/XX/XXXX. Last contact X/XX/XXXX borrower called to confirm insurance was paid.

REASON FOR DEFAULT: Family illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431490156	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance X/XX/XXXX. FB approved through June XXXX, timely payments resumed in July. Last contact X/XX/XXXX to request a refund of a double payment drafted in error.

REASON FOR DEFAULT: XXXX unemployment for borrower and family members who live with her

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower inquired about claim check endorsement X/X/XXXX for roof repair DOL Sep XXXX, check was released X/XX/XXXX, no further details provided regarding damages or repair status.

431489081	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in wanting to know refinancing options and the value of the property. No further contact since that time and the loan has remained current. The borrower began requesting assistance due to XXXX in April XXXX and was approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The borrower also asked for further assistance in X/XXXX but then withdrew the request later that month due to no longer needing assistance. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to loss of income caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes show an insurance claim due to XXXX damage with a date of loss on X/XX/XXXX. A claim check totaling $X,XXX.XX was received on X/XX/XXXX. The claim was considered non-monitored and the endorsed check was sent to the borrower on X/XX/XXXX. No further indication of damage or ongoing repairs.
431488005	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower until they called on X/XX/XXXX stating impacted by XXXX, no details as to how. Three month deferral was approved. Borrower resumed payments after the deferral. Last contact was X/XX/XXXX paying escrow shortage that was discussed on X/XX/XXXX.

REASON FOR DEFAULT: Impacted by XXXX, no details provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: There was a property loss prior to comments starting in X/XXXX, but it would appear repairs were made as a draft for less than a $X.XX was sent to the borrower X/XX/XXXX.

431488932	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about the phone payment fee and discussed setting up ACH. Said would discuss with spouse. No further contact and the loan has remained current since that time. The borrower began requesting payment assistance in X/XXXX due to XXXX and was approved for two one-month deferrals in X/XXXX and X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to income reduction caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a discharged chapter X bankruptcy filed in XXXX and discharged in XXXX. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489092	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower accepted a streamline mod offer July XXXX, hardship and financials are not noted. Account is performing post-mod with occasional account inquiries. Last contact X/XX/XXXX with concerns about escrow increase of $XXX/mo. Servicer discussed tax and insurance increases and provided copy of escrow analysis.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488822	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer noted Mod workout booked X/XX/XXXX; details of workout not provided. Borrower called to confirm payments/next due X/XX/XXXX. Borrower called to confirm payment XX/XX/XXXX and again XX/XX/XXXX. Borrower inquired about lack of payment for insurance X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488627	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone and also agreed to set up ACH payments. No further contact since that time and the loan has remained current. The notes show the loan has been modified but unable to confirm the date. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489108	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX inquiry about escrows, call was transferred and dropped.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488287	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance X/X/XXXX. Borrower only needed X of X approved deferrals and remains current with no further contact except for X/X/XXXX phone payment.

REASON FOR DEFAULT: XXXX income curtailment, details unknown.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. DOL XX/XX/XXXX, monitored claim, loss proceeds iao $XX,XXX received July XXXX were endorsed and released Oct XXXX after claim was reclassified as non-monitored, no further details provided regarding damages or repairs.
431388902	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. The last contact with prior servicer was on X/X/XXXX, the borrower called in to discuss the account, felt the loan should be paid ahead. Discussed the insurance decrease and the servicer agreed to do a new escrow analysis and would follow up the next week. The borrower is in regular contact with the servicer and appears to be cooperative. No indication of active loss mitigation workout activity in progress. Loan transferred servicing in XX/XXXX; welcome call was completed. Borrower made payments through the IVR system, and verified credit reporting in X/XXXX. No further contact.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship. No default in the past year

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431388879	8/27/2021	7/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to unemployment since X/XXXX. Borrower advised of NSF X/XX/XXXX. Borrower inquired about XXXX options X/XX/XXXX; stated unable to pay HOA. Servicer advised X/X/XXXX unable to advance for HOA.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431388906	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. Last contact was X/X/XXXX, the borrower wanted to make a payment online for the final repayment plan payment offered by the previous servicer, but it was only allowing one payment. Wanted to pay $X,XXX and said will pay online with balance via bill pay. The repayment plan appears to be complete and the loan is current. The borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.

431388889	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower reinstated X payments Jan XXXX, hardship details unknown. Contact history begins X/XX/XXXX. Account is performing with payments made online, last borrower contact X/XX/XXXX welcome call.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431388894	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Last borrower contact X/XX/XXXX when borrower had general questions.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as curtailment of income. It is unknown if this is due to XXXX.

FORECLOSURE: Contested FC that was closed X/XX/XXXX after XX payments posted to reinstate loan.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy status was noted on X/X/XXXX as owner occupied.

431388310	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower offered assistance multiple times, borrower declined assistance multiple times, most recently on XX/XX/XXXX. No other loss mit activity noted. On XX/XX/XXXX, borrower wife called to make payment and stated she would add additional funds to each payment to help her get current. Last contact on XX/XX/XXXX, borrower stated property is not located in a flood zone.

REASON FOR DEFAULT: Curtailment of income, excessive obligations and death in family.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues noted. Current property occupancy was noted on XX/XX/XXXX as owner-occupied.

431388849	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/X/XXXX. The last contact with prior servicer was on X/XX/XXXX, the borrower called in to discuss the status of the account and confirm the payment was received. Had recently sent in a full reinstatement and was advised of online options. The borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress. Loan transferred servicing in XX/XXXX; welcome call was completed, borrower prefers to pay through bill pay, but made a phone payment that month. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. Borrowers also went through a difficult divorce and had bad renters. Unclear if hardship is ongoing

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431388323	8/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Chronic delinquency from early XXXX was due to medical issues and unspecified house issues. Account is performing since most recent reinstatement Mar XXXX. Borrower inquired about XXXX assistance July XXXX due to spouse not working, but declined deferment offer and did not submit an application for modification. Last contact X/XX/XXXX to schedule August payment.

REASON FOR DEFAULT: Borrower illness, income curtailment

FORECLOSURE: N/A

BANKRUPTCY: BKX filed in XXXX was discharged XXXX without reaffirmation.

PROPERTY: Property is owner occupied. Per notes Mar XXXX, insurance claim in the amount of $XX,XXX and an additional claim received April XXXX in the amount of $XXXX. DOL: X/XX/XXXX, COL is listed as other. Details of damage and status of repairs are unknown.

431388329	8/1/2021	7/17/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Welcome call completed X/XX/XXXX. Borrower stated X/XX/XXXX would make X-contractural payments. Borrower stated XX/XX/XXXX would make payment by month-end. Borrower called about payment XX/XX/XXXX. Last contact X/XX/XXXX borrower scheduled payment.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431388331	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history starts in X/XX/XXXX. Borrower accepted a XXXX FB plan X/X/XXXX, but continued to make payment. X/XX/XXXX borrower stated son makes payments. Last contact was X/X/XXXX, promising payment, which was kept.

REASON FOR DEFAULT: RFD since XX/X/XXXX, borrower unemployed due to XXXX.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property damage in the comments.

431388336	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX would make payments when receives tax return. Borrower hardship noted X/X/XXXX due to excessive obligations. Borrower accepted XXXX FB from X/X/XXXX to X/X/XXXX. Borrower again X/XX/XXXX inquired about XXXX options. Borrower stated XX/XX/XXXX receiving refund from insurance. Last contact X/XX/XXXX to schedule payment.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431388358	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NE	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicing comments start X/XX/XXXX. X/X/XXXX borrower stated on repayment plan with prior servicer, no further details and loan brought current. X/XX/XXXX borrower stated could not afford payment and interested in loss mitigation, but does not appear that a package was ever submitted. Last contact was X/XX/XXXX making payment and confirming borrower deceased and co-borrower making payments. Borrower appears to be struggling to make payments, but has not submitted for loss mitigation recently and keeps promises when made.

REASON FOR DEFAULT: Death of borrower in XXXX, excessive obligations, property repairs. XX/XX/XXXX, borrower exempt from paying property taxes and payment increased due to escrow analysis.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: Hazard claim in XXXX due to XXXX damage. Claim was classified as express monitored, XXX% inspection results received in XXXX. In XXXX, borrower said the basement had flooding and mold, and she had to pay out of pocket to get it removed. Second parcel is noted to be a vacant lot.

431388368	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX. Limited contact noted. No requests for LM identified. Last contact with prior servicer was on XX/XX/XXXX, payment made via phone. Loan transferred servicing in XX/XXXX; welcome call was completed, and borrower set up auto-draft payments. No further contact.

REASON FOR DEFAULT: Medical bills and insufficient income. No default in the past year

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431388855	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Mod workout offered X/XX/XXXX. Loan was modified X/X/XXXX. Borrower called X/XX/XXXX to check loan status; borrower stated may be listing property for sale. Borrower stated X/X/XXXX would hold off on listing property. Borrower stated XX/XX/XXXX to have escrow refund applied to payments. Last contact X/X/XXXX borrower inquired about escrow deficiency letter.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: Loan was referred for FC X/X/XXXX. Complaint filed X/XX/XXXX. Service completed X/XX/XXXX. FC action placed on hold X/XX/XXXX. FC action closed after Mod workout booked.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431388387	8/1/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to get information about their escrow overage. No further details were noted. The borrower received XXXX relief assistance from X/XXXX to XX/XXXX but no post-XXXX relief options were reviewed after that. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower unemployment caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431388394	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Pay history indicates borrowers were delinquent on the loan from X/XXXX - X/XXXX and brought the loan current in XX/XXXX. RFD is unknown. Co-borrower called in X/XXXX to confirm ach set up for the Xth of the month. Loan transferred servicing in XX/XXXX. ACH was set up on XX/XX/XX, date of withdrawal to begin on X/XX/XX. Last contact was on XX/XX/XX, co-borrower called stating that they sent a cashier's check for the December payment.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388396	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to ask if there was insurance on the home. Was advised a lender placed policy was added. The borrower appears to be cooperative during noted conversations. No further contact with the borrower. The loan has had periods of delinquency but has remained current for the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431388416	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called on X/XX/XX informing that co-borrower passed away and that she made a payment to the prior servicer. Account was identified as having potentially been engaged in loss mitigation and a X payment repayment plan was added on X/X/XX ending X/X/XX; unable to verify payment amount. Borrower completed the plan and received approval for a mod effective X/X/XX. Loan transferred servicing in XX/XXXX. Last contact was on XX/XX/XX, welcome call completed. Loan is current.

REASON FOR DEFAULT: Death of co-borrower.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

431388462	8/1/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower applies for assistance, but is denied in X/XXXX (no imminent default). X/XXXX Borrower requests assistance and submits docs. A mod is approved and offered to the borrower, but the borrower declines due to the high rate. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to schedule a payment. Loan transferred servicing in XX/XXXX.

REASON FOR DEFAULT: X/XXXX Unemployment. X/XXXX Illness of mortgagor. X/XXXX Curtailment of income.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431388466	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact X/XXXX Account is being skip-traced. X/XXXX An authorized Xrd party responds to a welcome call, payment details and the account status is are discussed. Borrower has been cooperative. No loss mit activity noted. The most recent contact was on XX/X/XXXX with a missing payment being discussed.

REASON FOR DEFAULT: X/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388471	8/1/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX referred to FC. XX/XXXX Borrower applies with loss mit, but is denied due to excessive income. XX/XXXX, reinstated without assistance. The most recent contact was on X/X/XXXX, discussing the account history and making payment arrangements.

REASON FOR DEFAULT: X/XXXX death of a family member. X/XXXX medical costs. X/XXXX death of a family member.

FORECLOSURE: Account was referred in early XXXX, reinstated X/XXXX. Referred again in X/XXXX, reinstated XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388472	8/21/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NM	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower remained current until she stopped paying in X/XXXX. No requests for payment assistance. She reinstated the account in XX/XXXX and has since remained current. Borrower asked about changing the due date during recent contact in X/XXXX; servicer advised her to refinance. Loan transferred servicing in XX/XXXX; welcome call was completed. Borrower made a phone payment in X/XXXX and in X/XXXX. Last contact was a phone payment in X/XXXX; borrower also requested a prior servicer payment history.

REASON FOR DEFAULT: Loss of spouse, medical issues. Co-borrower is deceased (DOD X/XX/XXXX)

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430571232	9/8/2021	6/14/2021	BK13	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower wanted a breakdown of yearly taxes and insurance paid from escrow per notes on XX/XX/XXXX. On XX/XX/XXXX, borrower wanted to discuss BK plan and verify account information. Borrower stated she did not receive her statement on XX/XX/XXXX and wanted to verify the due dated; servicer advised account was due for XX/XX/XXXX. On XX/XX/XXXX, borrower wanted to verify that a payment was received; servicer advised yes. Last contact on XX/XX/XXXX, borrower wanted to update the mailing address.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: FC on hold per notes on XX/XX/XXXX. FC timelines not noted.

BANKRUPTCY: Active BKXX as of XX/XX/XXXX. POC filed on XX/XX/XXXX, amount of POC is unknown. Plan confirmed on XX/XX/XXXX. BK case number not noted.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
430571284	8/16/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Minimal contact is noted; borrower called a couple of times for password reset; last contact was in X/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430571285	8/24/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX insurance claim inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Non-monitored claim opened May XXXX for XXXX damage DOL Aug XXXX, loss draft check iao $X,XXX endorsed and released immediately to borrower. Current status of repairs not noted.

430571366	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Limited contact with borrower as loan has been current. Borrower did call in X/XX/XXXX to discuss the letters they received, no further details.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430571533	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower paid escrow shortage X/XX/XXXX. Borrower requested tax document XX/XX/XXXX. Servicer reviewed loan XX/XX/XXXX to remove PMI. Borrower stated X/XX/XXXX sent shortage for escrow and inquired about payment increase.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430571615	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is discharged from BK. Fairly regular contact is recorded with the borrower making payment arrangements. No loss mit activity noted. The most recent contact was on X/XX/XXXX to update ACH info.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Date filed around X/XXXX, chapter X, discharge X/XX/XXXX, reaffirmation unknown. Case number not provided.

PROPERTY: No property issues found.

430571642	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower had billing statement questions in X/XXXX. Borrower confirmed an escrow surplus check was pending in X/XXXX, and verified account status in X/XXXX. Borrower also asked about payment reversals from X/XXXX; servicer made BK adjustments. No further contact. Borrower usually pays through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX, discharged in XXXX. Filing date not provided.

PROPERTY: Owner occupied

430571774	9/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate loan was modified, date of modification not noted. No details of MOD are noted. Borrower on X/XX/XXXX called in requesting refunds as X payments were made and it was to only be X; servicer refunded the money on X/XX/XXXX. Last contact X/XX/XXXX borrower needed assistance with signing into the website, servicer assisted.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430571809	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact on XX/XX/XXXX, payoff requested.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
430571812	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower stated X/XX/XXXX unaware of payment change; requested copy of Mod. Servicer notes loan reinstated X/XX/XXXX. Borrower made web inquiry X/XX/XXXX on monthly statements. Borrower stated X/XX/XXXX impacted by XXXX. Payment deferral completed X/XX/XXXX, X/XX/XXXX and X/XX/XXXX. Borrower requested additional deferral X/XX/XXXX. Xrd party inquired about credit reporting X/XX/XXXX. ACH setup X/XX/XXXX. Xrd party called to confirm ACH XX/XX/XXXX. Last contact X/X/XXXX Xrd party confirmed hazard insurance.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XX/XXXX. No property damage noted.

430571822	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/maintain payments. Borrower inquired about increased payment XX/X/XXXX. Borrower stated XX/XX/XXXX payment too high; requested escrow analysis. Borrower inquired about credit reporting X/X/XXXX due to husband filing BK. Borrower stated X/X/XXXX working with management on reporting issue. Borrower hardship stated X/XX/XXXX and XX/XX/XXXX helping son with college. Borrower stated XX/XX/XXXX son looking for scholarship. Borrower stated X/XX/XXXX went through divorce. Welcome call completed X/XX/XXXX. Borrower inquired about ACH draft X/XX/XXXX. Borrower called XX/XX/XXXX to pay with credit card. Borrower went over escrow analysis X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Divorce.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes BKX discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/X/XXXX; no property damage noted.

430571916	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Loan transferred servicing in X/XXXX. Minimal contact is noted; borrower called on X/XX/XX to schedule a payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: Loan appears to have been referred to FC as indicated in contact history, referral date not available. FC process appears to have been reopened after loan transferred servicing in X/XXXX but was closed on X/XX/XXXX noting loan has reinstated. Pay history indicates loan has remained current since XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430571983	8/1/2021	7/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is working with loss mit. X/XX/XXXX Borrower accepts a pre-approved mod offer. Since the mod, the account has been kept current with minimal contact. The most recent contact was on X/XX/XXXX to setup a payment.

REASON FOR DEFAULT: X/XXXX Waiting on disability and curtailment of income.

FORECLOSURE: X/X/XXXX File is referred to FC, reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430572115	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower other than making payments until X/X/XXXX when borrower called stating employment had been impacted due to XXXX and a X month deferral was approved. X/XX/XXXX borrower wanted payment that was auto drafted refunded as deferral ran through June, servicer refunded. Last contact with the borrower was X/XX/XXXX, upset about the increase in escrow payment and having difficulty understanding it was due to increase in taxes and insurance and not a shortage. Borrower very concerned about not having the payment increase.

REASON FOR DEFAULT: RFD in X/XXXX was employment impacted by XXXX. Unable to determine if unemployed or hours were reduced.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430572120	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Limited contact as loan has been current. Borrower on X/X/XXXX called in requesting assistance with accessing loan via website, servicer assisted borrower.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430572203	8/21/2021	7/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated they want to keep and made a payment over the phone. Borrower did not discuss workout options. Welcome call completed X/XX/XXXX borrower did not request loss mit on call. No further contact noted.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430572216	8/3/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with the borrower, payments are current.

REASON FOR DEFAULT: No RFD, no borrower contact.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: XX/XX/XXXX comments state current BK, but no details. Trustee final cure notice received X/XX/XXXX. Discharged X/XX/XXXX. Chapter not provided.

PROPERTY: No evidence of property damage.

430572221	8/23/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Xrd party requested VOM X/XX/XXXX. Borrower requested monthly statements X/X/XXXX. Borrower requested online access X/XX/XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430572329	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower advised that the loan was current in XX/XXXX. Per comments in XX/XXXX, the borrower is exempt from paying property taxes. Borrower requested assistance in XX/XXXX, X-month deferment granted between XX/XXXX and XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to know why her payment increased. Servicer advised due to escrow analysis. Borrower advised that she was exempt from paying taxes; stated she would call the county and have letter sent over.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, curtailment of income. RFD per notes on XX/XX/XXXX, the borrower's son lost his job and he helps with the monthly bills.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.
430572428	8/25/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, in X/XXXX and in X/XXXX. In XX/XXXX, borrower confirmed taxes were paid by servicer. An unauthorized third party tried to make a payment in X/XXXX, but loan had not fully transferred to the new servicer; borrower made a website payment the following week. Borrower reported a XXXX impact through the website in X/XXXX, and servicer granted a X-month deferral. Borrower had an NSF payment in X/XXXX. Borrower authorized his assistance on the account in XX/XXXX; the assistance disputed the NSF/missing X/XXXX payment, and servicer advised her to send in a bank statement. Servicer response to dispute was not provided. Assistant requested a one-month deferral in XX/XXXX, but servicer offered a repay plan; assistance declined the plan. Last contact was in X/XXXX when assistance asked about an insurance claim; further details were not provided. Borrower pays through the website.

REASON FOR DEFAULT: XXXX: Excessive obligations. XXXX: waiting for retirement funds. XXXX: XXXX, hardship details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower inquired about insurance claim in XX/XXXX. DOL, COL, claim amount and status of repairs not provided.
430572463	8/1/2021	7/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX. The authorized third party called and indicated they weren't aware of the payment increase. Was advised of the escrow analysis letter that was sent and said wouldn't have enough for the ACH. The history shows the payment drafted and was not returned. The loan has remained current since that time. A payment was returned in X/XXXX but was replaced that same month. The borrower began requesting assistance due to XXXX in X/XXXX and was approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The loan has remained current since that time. The loan was also modified in X/XXXX after completing an trial plan but has had brief periods of default since the modification. The borrower and third party have been cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX XXXX and family helping with payments out of work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes indicate previous XXXX damage with a date of loss on X/XX/XXXX. Unable to determine total claim amount or when received but the claim was monitored. The final draw appears to have been released on X/XX/XXXX for $X,XXX. No recent indication of damage or ongoing repairs.
430572588	8/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower want to accept a pre-approved mod offer, no RFD is given. X/XXXX The mod is completed. Since the mod, the account has been kept current with only occasional contact. X/XXXX Borrower reports they have been impacted by XXXX, but can continue to make payments. Recently borrower has not been responsive with several unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX, borrower calls in to make payment arrangements.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
430572703	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Service release discussed with borrower X/XX/XXXX. Borrower requested online access X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430572705	9/1/2021	6/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate borrower was approved for XXXX funds, appears servicer received $XX,XXX on X/XX/XXXX and posted to payment and remainder went to principal reduction. No further details noted. Borrower on X/XX/XXXX and discussed loan details, also wanted to know if their online access has changed which servicer advised no. Borrower on X/X/XXXX wanted to know why payment went up by $XX dollars, servicer advised that escrow payment went up. Servicer did offer assistance but never received a complete workout packet.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430572709	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked about a pending payment increase in X/XXXX. Borrower also authorized a third party on the account, and asked about fees charged for a prior modification. Borrower asked about the payment adjustment terms in X/XXXX; servicer gave information from a prior modification. Borrower requested a refinance referral in XX/XXXX, and asked about the deferred balance on the account. Borrower called about a payment change in X/XXXX; change was due to a reduced escrow amount. Borrower requested a copy of a XXXX modification in X/XXXX, and asked about the deferred balance again in X/XXXX; borrower was considering refinancing. Borrower confirmed a pending loan transfer in X/XXXX. Borrower set up auto-draft payments in X/XXXX to begin the following month. Borrower called about fees on the account in X/XXXX, and verified auto-draft payments were pulling from her checking account in X/XXXX. Borrower asked why servicer wasn't reporting to credit bureau's in X/XXXX; borrower had a prior chapter X bankruptcy on the account. Last contact was in X/XXXX when borrower verified payment would be drafted that day; borrower also asked about advances on the account.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Prior BKX noted, no other details provided. No current BK activity found

PROPERTY: Owner occupied

430572768	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX to schedule a payment, also wanted to discuss the loan and was advised insurance paid current and loan escrowed for taxes. Last contact was on X/X/XX, borrower stated that they mailed the payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430572771	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about the escrow overage check they received. No further contact with the borrower and the loan has remained current since that time. The notes indicate the loan has been modified but unable to determine the date the modification occurred. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572879	8/2/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower has completed a trial period on a stip to mod. X/XXXX A final mod is processed. Regular contact follows with payment arrangements being made as well as numerous notes regarding an insurance claim. X/XXXX Borrower is making payment arrangements and explaining the RFD. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to set up a payment.

REASON FOR DEFAULT: X/XXXX Excessive obligations. X/XXXX Car repairs.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes on X/XXXX reference a insurance claim for XXXX damages that occurred in XXXX (claim amount not found). X/XXXX Notes reference a XXX% inspection and the final draw.

430572903	8/1/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan has remained current throughout the past XX months and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572929	8/29/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and declined a modification offer. Borrower continued to make phone payments, and co-borrower verified the due date in XX/XXXX after making additional payments. Loan transferred servicing in X/XXXX; co-borrower updated contact information during welcome call. Co-borrower continued to make monthly phone payments, and declined auto-draft payments in XX/XXXX. Co-borrower has since made sporadic payments through the IVR system. Last contact was in X/XXXX when borrower asked servicer to escrow for insurance only.

REASON FOR DEFAULT: XXXX - Not provided. XXXX - excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX, discharged in XXXX

PROPERTY: Owner occupied
430572964	8/7/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower made a phone payment on a trial mod plan in X/XXXX and in X/XXXX. The modification was denied in X/XXXX due to a missed trial payment. Co-borrower disputed the denial, stating a banking error as the reason for the missed payment. Servicer advised co-borrower to reapply for assistance, but left the trial plan active. Modification was completed in X/XXXX. Co-borrower requested an NSF fee waiver in XX/XXXX, and made a phone payment. Borrower declined to discuss account in X/XXXX. Loan transferred servicing in X/XXXX. Co-borrower requested website account assistance in X/XXXX, and borrower gave a promise to pay in XX/XXXX. Subsequent payments have been made through the website. Last contact was in X/XXXX when borrower gave a promise to pay.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430572974	7/18/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to request assistance with the website. The loan was modified in X/XXXX and has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572981	7/28/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little borrower contact. Last contact XX/XX/XXXX confirmation of ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430573008	8/29/2021	6/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to advise a payment was mailed. The loan has remained current since that time. The loan was modified in X/XXXX after successfully completing a trial period plan. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430573028	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: An authorized third party confirmed a pending loan transfer in X/XXXX. Borrower's daughter requested website account access in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430573034	8/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is discharged from BKXX, no RFD is given. Since the discharge the account has been kept current with only minimal contact. X/XXXX Property is being rented to a family member who makes the payments. The most recent contact was on XX/XX/XXXX, an unauthorized party calls in to try and discuss the account.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Date filed unknown, chapter XX, discharged X/XX/XXXX, reaffirmation N/A, no previous filings found. X/XXXX Notes reference a BK cramdown which the prior servicer failed to properly implement.

PROPERTY: No property issues found.

430573056	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was in an active trial mod plan in X/XXXX, and borrower confirmed receipt of a mod agreement that month. The modification was completed in X/XXXX. Borrower called about a late payment letter received in XX/XXXX; servicer advised borrower to disregard, and confirmed payment receipt. Welcome call completed in X/XXXX after loan transferred servicing. Borrower set up auto-draft payments in X/XXXX, and changed the withdrawal amount in X/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430573061	10/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower. Last contact X/X/XXXX when borrower made X payments, plus principal curtailment.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: Loan was in foreclosure when modified in X/XXXX. Foreclosure closed after modification completed.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430573072	9/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. Account is in FC when the history starts in X/XXXX. X/XXXX Borrower accepts a pre-approved mod bringing the account out of FC, no RFD is given. A few notes follow regarding mod details. The most recent contact was on X/XX/XXXX, borrower responds to a welcome call.

REASON FOR DEFAULT: None provided.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
430573083	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes Mod workout booked X/X/XXXX; details of workout not provided. Borrower called regarding Mod X/X/XXXX. Borrower inquired about HELOC XX/X/XXXX. Excessive obligations noted by servicer XX/XX/XXXX. Borrower confirmed pending payment XX/XX/XXXX. Borrower requested Mod agreement XX/XX/XXXX. Borrower requested XX-month payment history X/X/XXXX. Last contact X/XX/XXXX servicer advised borrower monthly statement sent.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

FORECLOSURE: Loan noted to be in FC at start of history; steps of FC action completed not provided. FC action closed/billed after Mod workout booked X/X/XXXX. .

BANKRUPTCY: Servicer notes X/X/XXXX BKXX dismissed; details of filing, case number and dismissal date not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

430573115	8/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX; called in X/XXXX stating that she was recently divorced and ex-husband not paying, requested to speak with refinance; transferred to refinance department; no refi offer made. Intent is to retain the property. Borrower stated in X/XXXX that she was looking for another job. Credit reporting dispute was received in XX/XXXX for account status and X/XXXX for balances. Disputes appear to have been resolved noting account verified as current and all dates and balances updated. Loan transferred servicing in X/XXXX; borrower requested the prior mod agreement from XX/XXXX sent to the mailing address. Borrower expressed concern about X increases for X escrow analysis, one from prior servicer and one upon transfer in X/XXXX noting that disbursements seem extremely high; borrower was advised to check the tax disbursements/insurance premiums from the year before and to call back if there is discrepancy. Borrower was offered a X month repayment plan when she called to make a payment in XX/XXXX but declined the offer. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Borrower is current on the loan but stated in X/XXXX that she is divorced and ex-husband is not paying.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated in XX/XXXX that he had some property issues due to a busted pipe. It does not appear that a claim was filed. No details regarding repairs provided. Contact history notes in XX/XXXX indicates that the property is a rental. The borrower stated on XX/X/XXXX that she received mail at the property address and that her mailing address is different.

430573118	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional account inquiry or phone payment. Last contact XX/X/XXXX request to pay escrow shortage in order to prevent a payment increase.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430573175	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower deceased per Estate designation of loan, no other details provided. No borrower contact.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

430573188	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX. Servicer had contact with several unauthorized third parties while trying to reach borrower, who was unaware of the servicing transfer in X/XXXX and reinstated the account. Borrower made a phone payment in X/XXXX, and set up auto-draft payments to begin the following month. Borrower asked about credit reporting after loan transfer between X/XXXX and X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower unaware of a servicing transfer

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430573190	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to schedule payment X/XX/XXXX. Welcome call completed X/XX/XXXX. Borrower inquired about escrow account X/XX/XXXX; borrower requested payment on insurance X/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/X/XXXX; no indication property was affected.

430573200	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: A modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX, and in XX/XXXX. Borrower also asked about auto-draft payments, and was referred to the website. Loan transferred servicing in X/XXXX. Borrower made phone payments in X/XXXX and in X/XXXX, and set up auto-draft payments in X/XXXX. Last contact was in X/XXXX when borrower verified the interest rate and requested a payoff quote.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430573203	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated would they sent a payment via bill pay option at bank on XX/XX/XXXX. Welcome call completed in XX/XXXX. Last contact on XX/XX/XXXX, borrower requested a modification from XXXX be mailed out to him.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: Per notes on XX/XX/XXXX, FC closed but details not provided.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per data tape.

430573264	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact with borrower was X/XX/XXXX, needed help with website.

REASON FOR DEFAULT: No RFD available, current loan

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430573301	8/1/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX called in to see if they could get X payment deferred due to borrower being short on funds for the month. Servicer advised since borrower is employed and not impacted by XXXX that there is no workout options for them.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Comments on X/X/XXXX indicate possible property issue, septic tank hole, date of damage not noted. On X/XX/XXXX borrower called in requesting mailing address for a hazard claim check so servicer could endorse. Comments do not indicate amount of check or any further details of property issue.

430573322	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower verified due date in X/XXXX, and declined a modification review in X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. Borrower paid through the IVR system, but made a phone payment in X/XXXX. Monthly phone payments continued until borrower set up auto-draft payments in XX/XXXX. Last contact was in X/XXXX when borrower asked why loan wasn't reported to credit agencies; lack of reporting is due to a discharged chapter X bankruptcy.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, no other details provided.

PROPERTY: Servicing notes verify as Owner occupied.
430573389	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed X/XX/XX. Borrower called in X/XXXX requested address and name of the CEO also wanted to discuss insurance details - transferred to insurance department. Last contact was in X/XXXX, borrower called to schedule a payment and inquire about refinance. No further details .

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: It appears that the loan has been referred to FC; referral date not available. FC file appears to have been closed due to modification in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: Notice of tax sale for delinquent taxes was received in X/XXXX. It does not appear that a disbursement has been made, however, loan appears to be escrowed for taxes. It was also noted in X/XXXX that a title claim was filed to address legal description error and vesting deed due to missing witness with notary acknowledgement. The insurer hired outside counsel and determined that since the issue concerns QCD in chain of title versus (SD), only issue created relates to recording and not conveyance's validity; a retention letter was executed. Title issue for this matter confirmed resolved as of X/XX/XXXX.

430573420	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Loan transferred servicing in X/XXXX. Minimal contact is noted; borrower scheduled a payment in X/XXXX, also advised that he mailed the ACH information. ACH set up was completed on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430573466	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing prior to missed payment Feb XXXX. Borrower submitted online request for XXXX assistance April XXXX. Timely payments resumed in July with no further contact except for XX/XX/XXXX update to ACH banking information.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

430573474	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower had questions concerning Mod workout X/X/XXXX. Borrower called X/XX/XXXX to confirm payment mailed. Welcome completed X/X/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
430573489	8/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Several notes are recorded regarding reinstatement details. XX/XXXX Reinstatement funds are received. X/XXXX Borrower is struggling to keep the account current. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX, borrower reports they have XXXX and that their daughter will be making payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX School and medical debt. X/XXXX XXXX. X/XXXX Illness of mortgagor.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430573509	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower advised that they can make payments free online as of XX/XX/XXXX. Borrower requested maturity date on XX/XX/XXXX; servicer provided date. Borrower requested amount of balloon payment due at the end of the loan per notes on XX/X/XXXX. Payoff requested on XX/XX/XXXX. Borrower requested a copy of modification from XXXX on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower called to verify due date. Servicer advised loan is current.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Current occupancy is unknown.

430573525	8/25/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and completed a welcome call. Declined ACH payments and discussed other payment options. The notes show the borrower usually makes payments via the servicer's website. No further contact with the borrower. The loan has been modified in the past but unable to determine the date. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430573533	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan modified in XX/XXXX, unable to determine RFD at that time. Loan has been current since the modification. X/X/XXXX borrower stated receives social security on the Xth of the month and payment would be made after that. X/X/XXXX borrower requested a refund of one of the payments made, made X payments in error, payment was refunded. Last contact was X/XX/XXXX, borrower called to confirm auto draft was set up.

REASON FOR DEFAULT: No RFD provided when the loan was delinquent in XXXX.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430573562	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX A mod is being booked, no RFD is given. XX/XXXX Borrower is discharged from BK. Since the BK the account has been kept current with no contact with the borrower.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: X/XX/XXXX Borrower filed for BKX. XX/X/XXXX BK is discharged. No notes found referencing reaffirmation.

PROPERTY: No property issues found.

430573592	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Welcome call completed X/X/XXXX. Borrower requested payoff X/X/XXXX; stated purchasing new home. Xrd party requested payoff X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XX/XXXX. No property damage noted.

431489456	8/16/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated on XX/XX/XXXX that her son reinstated the loan and she wanted him added to the loan. Servicer advised that the borrower would need to refinance to add borrower to the account. Borrower requested assistance in XX/XXXX due to being impacted by XXXX. Borrower advised that she was approved for a XXXX deferral in X/XXXX; however, servicer notes that they do not show communication regarding approval. Servicer provided the borrower with the address to send in dispute. Notes in XX/XXXX indicate that deferral review was completed by servicer but details of the review were not noted. Last contact on XX/XX/XXXX, the borrower called to discuss escrow analysis. Details of call not clearly noted.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, excessive obligations.

FORECLOSURE: FC started on XX/XX/XXXX, closed and billed in XX/XXXX due to reinstatement.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431487945	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested a breakdown of the monthly payment amount on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower called to verify the account number.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431487944	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	DC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and promised to make a payment by that next Friday. No further contact noted with the borrower. The loan has remained current throughout the past year. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431487970	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to inquire about refinancing and was advised would need to contact a lender. No further contact with the borrower noted in the contact history. The loan as modified in X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488675	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower. Last contact was XX/X/XXXX, general discussion regarding the loan. Originated as investment.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431489460	8/26/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower other than making payments. Borrower has been unable to set up auto pay as loan is a bi-weekly loan. Last contact with the borrower was XX/XX/XXXX, making payment.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489613	8/15/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to verify their remaining principal balance. The notes show the payments are usually paid via the servicer's IVR. The borrower expressed a hardship in X/XXXX and had declined a modification offer by the previous servicer and said intended to catch up payments on their own. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489715	9/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The only contact recorded was on X/XX/XXXX with the borrower calling on to discuss a rate change. No other significant activity was noted.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388480	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to follow up on a prior request to apply a payment towards the escrow account and was provided with the insurance phone number. No further contact since that time. The borrower usually makes payments via the servicer's website. The loan has had periods of delinquency but has remained current for the past XX months. No previous loss mit activity noted and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431388482	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. XX/XX/XXXX, the borrower is making payment arrangements and giving a RFD. No loss mit activity noted. The most recent contact was on XX/XX/XXXX, borrower responds to a welcome call and sets up ACH.

REASON FOR DEFAULT: XX/XXXX Insufficient funds.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388826	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. XX/XXXX borrower is working on a mod, trial payments are being submitted. X/XXXX the mod is implemented and the account is reinstated. Since the mod, no significant activity is noted. The most recent contact was on X/X/XXXX to make a payment by phone.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

FORECLOSURE: Account was referred to FC on X/XX/XXXX, reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388489	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX., newly boarded loan. Authorized Xrd party (spouse) called on X/XX/XX stating that she made the payment for December and RFD was due to illness in the family. Data indicates borrower fell behind on the loan in XXXX and struggled to bring the loan current. Spouse called again in X/XXXX very upset about not receiving notice of servicing transfer noting that she had to do her own research to obtain the loan number and was having issues with the insurance and was advised that the welcome packet was just sent out that day. Insurance was discussed on the XXrd, spouse was advised that a duplicate policy was received and that the insurance was paid. Demand letter was sent in X/XXXX with an expiration date of X/XX/XX. X payments were received in X/XXXX bringing the loan current. Tax disbursement was completed in X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed XX/X/XX. Last contact was in X/XXXX, spouse called for payment inquiry.

REASON FOR DEFAULT: Illness in the family.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

431388491	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Pay history indicates borrower was behind on the loan in XXXX but was able to bring the loan current in X/XXXX. Borrower called on X/X/XX stating that some unexpected expenses. Loan transferred servicing in XX/XXXX. Welcome email was sent on X/XX/XX. Last contact was on XX/X/XX, borrower called to schedule a payment.

REASON FOR DEFAULT: Excessive obligations, unexpected expenses.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

431388514	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin Feb XXXX, explanation for delinquency from late XXXX is unknown. Daughter is authorized third party and advised account should be current in March due to payment made to prior servicer, unable to provide proof. XXXX assistance requested and account remains current last XX months with little ongoing contact. Last contact X/XX/XXXX inquiry about flood insurance and escrows.

REASON FOR DEFAULT: XXXX Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431388515	8/22/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower makes arrangements to bring the account current, they declines assistance. X/XXXX Borrower responds to a welcome call, payment arrangements are made, they are not interested in loss mit assistance. Borrower has been cooperative. Last contact with the borrower was X/XX/XXXX, having trouble making payment online, servicer was unable to resolve the issue, this could be the reason for the missed payment in X/XXXX, but unable to confirm.

REASON FOR DEFAULT: X/XX/XXXX Illness of family member and medical expenses.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388535	8/6/2021	6/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has demonstrated a pattern of allowing the account to go to FC before reinstating. Most recently the account was referred to FC in X/XXXX then reinstating in X/XXXX without assistance. Borrower has not been responsive and minimal contact was recorded. The most recent contact was on X/XX/XXXX borrower calls in to make a payment, but hangs up before finished the process.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

FORECLOSURE: File is referred to FC in X/XXXX, reinstated X/XXXX. Referred again in XX/XXXX, reinstated X/XXXX. Account is referred once again in X/XXXX, reinstated in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388546	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OR	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins Aug XXXX. Account was chronic XX+ delinquent from default in Sep XXXX until cured in Dec XXXX. Third party, borrower's son, advised XX/XX/XXXX that both borrowers are deceased; Borrower on X/X/XXXX. There is no further contact until co-borrower made contact X/XX/XXXX and confirmed death of borrower but not her, and revoked authorization for son. She has since been unresponsive except for X/XX/XXXX escrow inquiry. Loan has been current since Dec XXXX reinstatement. Loan transferred servicing in XX/XXXX; welcome call was completed and auto-draft payments set up. Co-borrower confirmed auto-draft payment receipt in X/XXXX, and made a payment on the escrow shortage. No further contact.

REASON FOR DEFAULT: Death of borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431388550	9/1/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SD	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about UPB X/XX/XXXX. Borrower called X/XX/XXXX to schedule payments. Borrower called to discuss escrow XX/XX/XXXX. Last contact X/X/XXXX borrower scheduled payment.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431388577	8/2/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to get the wiring instructions. A payment was then made to fully reinstate the account. The notes show a loss mitigation review was open at the time but was closed due to failing to provide the required documents. The borrower has not been responsive to attempts made since that time. The loan is current but has had brief periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure until X/XXXX when a full reinstatement was received. The foreclosure was then dismissed. No further FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy that was dismissed in XXXX. Unable to determine the filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431388580	7/16/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431388599	7/21/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Comments begin Feb XXXX. Account is chronic XX+ delinquent last X years. Borrower is in contact for payments by phone but there is no discussion of hardship or financials due to BKX discharge. Partial reinstatement of X payments made in April XXXX, promise to pay remaining X payments due in May was kept. Borrower defaulted again in July and has since been unresponsive. Last contact XX/X/XXXX, borrower declined assistance.

REASON FOR DEFAULT: Income curtailment, details not provided.

FORECLOSURE: N/A

BANKRUPTCY: BKX discharged on unknown date, case information not provided.

PROPERTY: Property is owner occupied. No property issues noted.
431388630	7/27/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Limited borrower contact noted. Borrower called on XX/XX/XXXX indicating that he would make a payment in March to try and bring the loan current. He was advised that the loan was X months delinquent and was advised of loss mit, but declined assistance. RFD is due to additional bills. Borrower made a payment in March but did not bring the loan current; loan was brought current in XX/XXXX, but borrower failed to make the July payment, causing the loan to become delinquent again. Last contact with prior servicer was on XX/XX/XXXX, borrower stated that he would make a payment on XX/XX/XXXX. Loan transferred servicing in XX/XXXX; borrower gave a promise to pay that month. Payments were reapplied from boarding to X/XXXX; unable to determine why. Last contact was in X/XXXX when borrower promised to pay online; payment was made a week later.

REASON FOR DEFAULT: Excessive obligation - additional bills.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431388648	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower asked for LM assistance XX/XXXX, but docs were not submitted for review. ATP (borrower's daughter) asked about being added to the loan for estate planning in XX/XXXX. Servicer said loan is eligible for name add assumption, but explained that it was not needed for estate planning since she is already on the title. XX/XXXX, Servicer offered X month repayment plan, and borrower accepted and performed on the plan. XX/XX/XXXX borrower told new Servicer that she was on a plan with prior and made all but one payment. Borrower was approved for a X month informal repayment plan effective XX/XXXX. Trial plan was completed in XX/XXXX; loan brought current; borrower stated that the late fee iao $XX was accrued in February, during XXXX. Last contact with prior servicer was on XX/XX/XXXXX, ATP scheduled a payment. Loan transferred servicing in XX/XXXX; welcome call was completed with co-borrower, and ATP verified payment receipt. ATP set up auto-draft payments in X/XXXX; no further contact. Payments were reversed and reapplied in X/XXXX with the correct effective date; reason for reversal is unknown.

REASON FOR DEFAULT: Excessive obligations, vehicle repair expenses, and well pump system repair expenses. Borrower illness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431388844	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: File was referred to FC in X/XXXX. Trial plan was approved in XX/XXXX; borrower called in XX/XXXX to arrange the trial payments. Trial plan was completed and loan was modified in X/XXXX. On X/XX/XX, Xrd party XXXX from XXXX called for FC status and was advised loan no longer in FC. Last contact with the borrower was X/XX/XXXX, confirming payment was received and ACH was set up. Payment in XX/XXXX may have been missed as borrower was unaware that ACH was cancelled, unable to confirm.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: File was referred to FC on X/XX/XXXX. FC file was closed on X/XX/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No evidence of property damage.

431388859	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loan was in FC on hold for loss mit when history began in X/XXXX. Borrower stated on X/XXXX that she made the last trial payment to the prior servicer on X/X/XX (trial terms not available). Mod review was initiated; borrower stated on X/XX/XX that she returned the mod docs, also stated that she lost income due to XXXX. Executed mod was received in X/XXXX. Loan was modified effective X/X/XX; FC file closed. Loan transferred servicing in XX/XXXX. Last contact was in XX/XXXX, borrower called regarding a payment that was made to the prior servicer. No further details. Loan is paid ahead.

REASON FOR DEFAULT: Unemployment due to XXXX, initial RFD is unknown.

FORECLOSURE: File was referred to FC on X/XX/XXXX. FC file was closed in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388653	8/1/2021	7/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Welcome call was completed on X/X/XX; borrower stated RFD due to illness of family member. Borrower requested XXXX temporary assistance on X/X/XX via email, indicating unemployed due to the XXXX. Borrower was offered a deferment and FB plan. Deferment was processed in X/XXXX and X/XXXX for X payment. Last contact with prior servicer was on X/XX/XX, borrower called requesting assistance; stated receiving SSI and unemployment, co-borrower is still working. Acknowledgement letter was sent on the verbal loss mit application; expires X/XX/XX. No further details. Loss mit workstation was closed in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call was completed that month. Borrower requested a XXXX statement in X/XXXX, and asked about insurance claim check endorsement. Last contact was a promise to pay in X/XXXX.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower called in X/XXXX about XXXX damage from X/XXXX; borrower had received claim funds. Servicer had not received any funds for endorsement. Unable to verify property condition.
431388660	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin Feb XXXX with welcome call; borrower stated RFD is due to curtailment of income. Loss mit application was received on X/XX/XX requesting XXXX assistance. Borrower was approved for a FB plan and maintained contact throughout delinquency. Account is current since cured June XXXX, last contact X/XX/XXXX inquiry about fees.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: BKX filed Jan XXXX was discharged April XXXX without reaffirmation

PROPERTY: Property is owner occupied. No property issues noted.

431388661	8/2/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Sporadic pay history over the last X years due to inconsistent income as a contractor. Servicer has offered LM numerous times, but borrower has not been interested. Borrower called on X/X/XXXX wanting to make one single payment, did not want to complete the welcome call. It was explained to the borrower that a welcome call would need to be completed (to be able to explain the arrearage and why a single payment could not be accepted on a loan that's a XXX days delinquent). Borrower stated that he would call back when he had more time. Borrower was able to reinstate the loan in X/XXXX but fell behind on the loan shortly after; failed to make the X/XXXX - X/XXXX payments. Last contact was on X/X/XXXX, borrower called and authorized a third party to discuss bringing the loan current; ATP was advised of the expired demand letter and that also that the loan can be set up on an auto ACH once current. Loan transferred servicing in XX/XXXX; no contact with borrower.

REASON FOR DEFAULT: Family illness, excessive obligations. Borrower stated on X/X/XXXX that he thought he was set up on his Bi-weekly ACH.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER: Due to conditions of the note not being met, servicer removed bi-weekly terms in XX/XXXX and converted loan to monthly payments effective with the XX/X/XXXX payment; P&I was also adjusted to $XXX.XX.
431388678	8/15/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested deferment on XX/XX/XXXX due to XXXX. No other details provided. No other loss mit activity noted. Last contact with prior servicer on XX/XX/XXXX, borrower stated she did upgrades on house and wanted to notify that taxes might go up as a result of upgrades. Loan transferred servicing in XX/XXXX; borrower opted into a state property tax line loan, and extra payment was to be included with escrow. Borrower made a phone payment in X/XXXX, and notified servicer of a change in insurance carriers in X/XXXX. No further contact.

REASON FOR DEFAULT: Reduced hours at work and XXXX. No default over the past year.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431388682	8/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Tax disbursement was made in X/XXXX. Borrower missed a payment in XX/XXXX but was able to make X payments the following month. RFD is unknown. Loan transferred servicing in XX/XXXX. Borrower called on XX/XX/XX and agreed to set up ACH. NSF was processed in XX/XXXX, X/XXXX and X/XXXX however, borrower was able to replace the payments. RFD is unknown. Last contact was in X/XXXX, borrower's spouse called in for general inquiry. Data indicates borrower struggled to make payments on the loan in XXXX but has remained current since X/XXXX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388690	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Comments begin Feb XXXX. Borrower reinstated chronic delinquency in Dec XXXX and remained current until late payment Dec XXXX. There is no contact except for X/X/XXXX welcome call, no hardship provided and borrower kept promise to cure in Jan XXXX.

REASON FOR DEFAULT: Excessive obligations, income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431388696	8/1/2021	7/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. No loss mit activity noted. Last contact with prior servicer was XX/XX/XXXX, authorized third party called in reference to letter from XXXX and new servicer, no other details provided. Loan transferred servicing in XX/XXXX. No contact with borrower, who pays through the website.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431388697	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to excessive obligations. Borrower inquired about deferral letter X/XX/XXXX. Deferral processed X/XX/XXXX. Borrower stated XX/XX/XXXX someone in household lost job. Borrower advised of claim check X/XX/XXXX. Borrower inquired about payment change X/XX/XXXX and X/XX/XXXX. Last contact X/XX/XXXX borrower discussed escrow; requested escrow analysis for escrow shortage.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/XX/XXXX; date of loss X/X/XXXX. Check confirmed X/XX/XXXX for $X,XXX.XX. Funds endorsed and released to borrower X/XX/XXXX. Additional proceeds of $X,XXX.XX confirmed X/XX/XXXX.

431388698	8/1/2021	7/27/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact. On X/XX/XXXX, the borrower called in to discuss the status of the account and confirm the payment was received. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. Borrowers also went through a difficult divorce and had bad renters.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No indication of damage or ongoing repairs. Non-owner occupied per data tape.

431388702	8/15/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower offered assistance multiple times, but declined, most recently on XX/XX/XXXX. Per conversation with borrower on XX/XX/XXXX, borrower was on trial mod with prior servicer and completed trial payments. Mod docs were not located in system. Terms for approved mod requested from prior servicer on XX/XX/XXXX. Deferment agreement mailed to borrower on XX/XX/XXXX, borrower not interested, cancelled on XX/XX/XXXX for failure to return docs. Several more notes are recorded with borrower discussing prior servicer mod offer, no notes found showing the mod was ever completed.. XX/XXXX Borrower brings the account current without assistance. The most recent contact was on X/XX/XXXX to make changes to their ACH.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388706	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the co-borrower called in to make a payment over the phone. Also discussed the insurance information on file. The borrower also called on X/X/XXXX and said was experiencing some hardship but advised did not need assistance. The borrower contacted the servicer in X/XXXX due to XXXX impact and was approved for a XXXX forbearance plan in X/XXXX. The loan had a temporary period of default in the last XX months but is now current. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. Was also unemployed in X/XXXX due to impact from the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431388731	7/2/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated X/XX/XXXX unaware of delinquency; wife has medical expenses. Borrower inquired total amount due X/XX/XXXX; wanting to stop bi-weekly payments due to wife's illness. Borrower stated X/X/XXXX getting money together to reinstate. Borrower called to confirm payment X/X/XXXX. Servicer notes X/XX/XXXX bi-weekly payment applied incorrectly. Borrower inquired X/XX/XXXX about XXXX assistance. Servicer advised of payment deferral X/X/XXXX; borrower requested XX-day forbearance. Plan added X/X/XXXX. Borrower scheduled payment X/XX/XXXX; called to confirm X/XX/XXXX. Borrower stated X/XX/XXXX looking to refinance; inquired why payment increased. Contact X/X/XXXX borrower advised would get caught up next week. Repayment plan approved on XX/XX/XXXX, plan to start on X/X/XXXX, ends on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment set-up to draft on X/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, out of work due to XXXX. As of XX/XX/XXXX, death in the family; family member did not have health insurance. RFD per notes on X/XX/XXXX, company operating at XX%.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

OTHER: Loan was originated as bi-weekly payment with bi-weekly rate changes. Due to borrower not making two or more payments on time, terms were changed to monthly for both the payment and rate changes, per the terms of the Note, in XX/XXXX.

431388741	7/1/2021	6/16/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to advise would call back to make a payment on the XXth of the month. The notes show the borrower signed up for ACH on X/XX/XXXX but the most recent payment was returned NSF. The borrower was on ACH payments previously but cancelled it in X/XXXX due to a temporary hardship. The loan is delinquent and hardship may be ongoing. The borrower has been cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to health problems. Recent notes and payment history indicate hardship may be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431388763	8/4/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to discuss ACH payments, thought was on ACH already and agreed to set up ACH going forward. ACH drafts on the XXth of each month. The borrower called in to inquire about XXXX relief options in X/XXXX due to reduced working hours for both borrowers. A deferral was discussed but was not implemented. The borrower appears to be cooperative during noted conversations. The borrower sent a full reinstatement in X/XXXX and has maintained the account current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX and reduced working hours. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure until a full reinstatement was received in X/XXXX. The loan has remained current since that time. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431388765	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loan was paid sporadically in XXXX without explanation, limited borrower contact noted until borrower called XX/XXXX for amount due. Borrower reinstated X payments in July XXXX, source of funds unknown. Account remains current, last contact XX/XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Referred to Attorney May XXXX. NOD filed June XXXX. Closed and billed due to reinstatement July XXXX.

BANKRUPTCY: BKX was discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.
431388769	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: In XX/XXXX, borrower said co-borrower passed away XX/XX/XXXX and asked for loss mitigation assistance, but she never submitted any financials for review. In XX/XXXX, borrower's daughter, was given one time authorization to speak with Servicer. Daughter asked about mod process and said they were not interested. Servicer corrected borrower's SSN in their system. Loan was referred to FC which increased borrower's interest in applying for LM. UXP helps borrower pay her bills, and borrower receives monthly insurance income from her husband's estate. Servicer offered trial mod in XX/XXXX and borrower performed on it prior to service transfer. The loan was modified XX/XXXX. Borrower said the XXXX did not impact her. The loan has been current since it was modified. On XX/XX/XXXX, borrower called to make a payment over the phone. Last contact on X/X/XXXX, payment made via phone.

REASON FOR DEFAULT: Death of BX and reduction in income.

FORECLOSURE: Referred to Attorney XX/XXXX. NOD filed XX/XXXX. Service complete XX/XXXX. Dismissed and closed due to reinstatement from mod XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Owner occupied.

TITLE: In XX/XXXX servicer notes show there is an error in the legal description on the mortgage: the first call of the deed is incorrect. Notes state this is to be corrected in the Mod. However, the signed mod legal matches the subject mortgage, Does not appear issue corrected.

431388797	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Death of primary borrower X/XX/XXXX; servicer requested executor of estate info. Death certificate confirmed X/X/XXXX. Xrd party called X/XX/XXXX to confirm insurance information. Xrd party inquired about escrow disbursement X/XX/XXXX. Welcome call completed XX/XX/XXXX. Last contact X/XX/XXXX asking about assumption package.

REASON FOR DEFAULT: Borrower death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431388809	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower advised unemployed due to XXXX, one month XXXX deferral approved for X/XXXX. Borrower was very concerned about the corporate advances on X/XX/XX. Last contact on X/XX/XXXX, making payment.

REASON FOR DEFAULT: The RFD from X/X/XXXX, unemployed due to the XXXX.

FORECLOSURE: No foreclosure found although servicer warns her that it is eminent on X/X/XX and she says that she has a XXXk that she can draw from. Loan is reinstated later that month.

BANKRUPTCY: Note show that the borrower filed for Chapter X bankruptcy protection and was discharged on X/XX/XX.

PROPERTY: No property damage found.

431388810	8/15/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Regular contact is recorded with borrower making payment arrangements and giving various RFDs. No recent loss mit activity noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Medical. XX/XXXX Death in the family. X/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431317279	8/1/2021	7/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XX/XXXX. X/XX/XXXX borrower wanted a payment deferred, servicer advised needed to apply for loss mitigation on line. No RFD and payment was made on X/XX/XXXX.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No evidence of property damage.

431317281	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Minimal contact is noted; borrower called in on XX/XX/XX to set up a payment. Escrow deficiency notification was sent in X/XXXX. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431317330	8/10/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Delinquency in late XXXX was due to death of borrower. Co-borrower unable to make payment X/XX/XXXX due to income curtailment, excessive obligations. Account is performing since Mar XXXX with little ongoing contact. Last contact X/X/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Death of borrower in XXXX. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Prior BK filed X/X/XXXX which was discharged XX/X/XXXX; case details unknown.

PROPERTY: Property is owner-occupied. No property damage noted.

431317334	7/5/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to advise not able to make more than one payment per month and not able to catch up. Was advised of a repayment plan and said would consider it. The borrower appears to be cooperative. The borrower has experienced the same hardship throughout the review period and has struggled to maintain the loan current. The loan is current now but has had sporadic payments over the past year. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the co-borrower being ill The co-borrower has dementia and has been a hardship throughout the review period. Hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a discharged chapter X bankruptcy with a previous servicer. Unable to locate a case number or dates.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431317336	8/20/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Repayment plan offered X/XX/XXXX. On X/XX/XXXX borrower inquired on filing for hazard insurance claim. Welcome call completed on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: Borrower stated X/X/XXXX involved in car accident. Borrower stated X/XX/XXXX had excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Servicer confirms pending hazard insurance claim X/XX/XXXX; date of loss X/X/XXXX, cause of loss is XXXX. Borrower noted it was a result of bad weather, and now has leak in garage and back of house, and that shingles came off roof. Loss claim was paid iao $X,XXX in X/XXXX. Per notes on XX/XX/XXXX, all funds disbursed and claim noted as non-monitored; claim closed. Unable to determine the current condition of the subject.

431317352	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called on XX/XX/XX regarding insurance and was advised loan was placed on LPI and that the disbursement made with the county was returned but a new check would be reissued. Borrower advised trying to get proof of her own policy and informed that she is on a payment plan with the county for taxes. Borrower stated on X/XX/XX that she would make the January payment and make the February payment in March and will remain one month behind and will apply for mod. Borrower ineligible for informal FB due to insufficient surplus income of $XXX. Intent is to retain the property. Borrower submitted hardship package a couple of times, the initial mod review was denied due to incomplete docs but the borrower was approved for a X month trial plan in X/XXXX effective X/XXXX. Trial plan was completed XX/XX/XX and loan was modified effective X/X/XX. Last contact with prior servicer was on X/XX/XX, borrower called wanting to know why the due date changed and was advised that the due date never changed and has always been the same. Loan transferred servicing in XX/XXXX; auto-draft payments remained active for the XXth of each month. Last contact was in X/XXXX regarding a billing statement.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431293906	9/1/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XX/XXXX borrower was unemployed, only income was child support. No discussion of loss mitigation and no further contact other than making payments.

REASON FOR DEFAULT: Unemployment in XX/XXXX

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431294012	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Most contact with borrower was making payments. Last contact on X/X/XXXX, wanted to make sure insurance had been paid.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431294013	8/1/2021	7/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Loan transferred servicing in XX/XXXX. Borrower called in X/XXXX stating that he has a corporate advance fee of $XXX (inspection fees from prior servicer) and that he would like to be notified if he has property inspection fees. NSF was processed in X/XXXX; borrower called on X/XX/XX stating that funds were not in his account when the payment was withdrawn. Last contact was on X/XX/XX, borrower scheduled a payment and requested for the late fee to be waived. ARM rate/Payment change notification was emailed on X/X/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431294038	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for XX/X/XXXX welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431294039	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Limited contact as loan has been current. Borrower on X/X/XXXX called in to see when the auto pay drafts, servicer said that day.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431294046	9/1/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Last contact X/XX/XXXX borrower requested online access; stated looking to refinance. Servicer notes X/XX/XXXX X/XX/XXXX receipt of borrower financials, however incomplete.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431294051	8/1/2021	6/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX called in to see when the auto pay would start, servicer advised in X/XXXX. Borrower on X/X/XXXX called in to make a payment over the phone which posted same day, nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431294060	9/1/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431294063	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX to inquire about increase in payment and was advised of P&I change effective XX/X/XX and the IR increase. Xrd party called for a copy of XXXX in X/XXXX. Loan transferred servicing in XX/XXXX. Last contact was on XX/XX/XX, unauthorized Xrd party scheduled a payment. Escrow deficiency notification and escrow analysis statement were sent X/XXXX. Step rate notification was sent in X/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431294080	8/1/2021	7/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with regular contact for phone payments, no hardship is noted. Last contact X//XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431294208	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments start in XX/XXXX. XX/XX/XXXX borrower called and promised payment, prior to call from borrower servicer had no current information. Last contact X/XX/XXXX borrower called for options. X/X/XXXX co-borrower called and stated that borrower is deceased and in the process of selling the property. Last contact was X/XX/XXXX to discuss the sale of the property with the borrower's agent.

REASON FOR DEFAULT: Borrower is deceased.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: X/XX/XXXX comment, BKX discharged, no further details. X/XX/XXXX borrower advised this property was not included in BK filing. Servicer opened research request.

PROPERTY: No evidence of property damage.

431293310	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin XX/X/XXXX. Very little contact with borrower, loan has been current since X/XXXX. Last contact was X/XX/XXXX, stating payment had been mailed.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property damage in the comments.

431293593	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower called as loan showing active BK, which was incorrect. Last contact with the borrower was XX/X/XXXX, welcome call

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431294520	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: On X/XX/XXXX, outbound call to the borrower who said would make a payment online before the month ends. Said just started a new job. Borrower called in XX/XXXX to confirm servicer transfer; servicer confirmed transfer. Last contact on XX/XX/XXXX, borrower called in to get tax information.

REASON FOR DEFAULT: RFD noted in X/XXXX was due to starting a new job. Was previously listed as due to a death in the borrower's family. RFD as of XX/XX/XXXX, error in payroll.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431294577	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X*XX/XXXX, the borrower's spouse called in to make a payment over the phone. The notes show the borrower usually makes payments via the servicer's IVR. The borrower also mentioned a dispute over the previous servicer's fees during the welcome call on XX/XX/XXXX. No notes discussing a resolution to that. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness. No indication that hardship is ongoing

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter XX bankruptcy. Unable to confirm the case number or dates in the contact history..

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431294645	8/1/2021	7/19/2021	BK13	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicing comments start in X/XXXX. Only contact with the borrower was X/XX/XXXX about the NSF.

REASON FOR DEFAULT: No RFD available, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: BKXX referenced X/X/XXXX, filed in XXXX. Final cure filed X/XX/XXXX by trustee. Based on comments the servicer has agreed with accounting, but filing the necessary documents appears to have been delayed due to service transfers.

PROPERTY: No evidence of property damage.

431294682	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin Dec XXXX, unable to verify reason for XxXX delinquency in April XXXX. Account is performing for the last X years with little contact. Last contact XX/X/XXXX welcome call.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431294691	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin Dec XXXX, unable to verify reason for XxXX hardship from Aug XXXX through May XXXX. Account is performing for the last X years with little contact. Borrower hung up on welcome call. ACH set up to XXth of each month on X/XX/XXXX, last contact X/X/XXXX with questions about escrow refund check.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

431294696	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Loan transferred servicing in XX/XXXX. Escrow deficiency notification was sent on XX/X/XX. Co-borrower called on XX/X/XX to schedule a payment stating that they were previously on ACH with prior servicer. ACH was set up on XX/XX/XX. Last contact was on XX/XX/XX, co-borrower called in to discuss statement.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431294725	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XX/XXXX. Only contact with borrower relates to making payment or insurance information. Last contact X/XX/XXXX to confirm June payment had been received.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431294755	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin Dec XXXX. Account is performing with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431294759	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little borrower contact. Last contact X/XX/XXXX to request correction of double payment applied in June; funds were reversed and applied to another account.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

431294769	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts made. The loan has been current for most of the past X years and no indication of hardship or active loss mitigation workout activity

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431294802	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin Mar XXXX; unable to verify reason for XxXX delinquency June XXXX that was cured in July. Account is performing for the last X years with no contact noted except for XX/XX/XXXX welcome call.

REASON FOR DEFAULT: unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431294807	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Last contact borrower scheduled payment X/XX/XXXX. ACH setup X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431294834	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to advise is trying to a loan and was told that his mortgage payment is late. Was advised of the due date and confirmed the ACH payments. ACH is drafted at the middle of each month by the grace period. The borrower has been in frequent contact and appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to tenants not paying. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No indication of damage or ongoing repairs.
431294848	8/1/2021	7/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact noted loan has bene current since X/XXXX. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431482271	9/1/2021	7/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Minimal contact with borrower, who was maintaining a rolling XX-day delinquency, but reinstated in XX/XXXX and has since remained current. X/XX/XXXX borrower called with general questions about the loan.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No evidence of property damage.

431482291	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/X/XX to schedule a payment and stated that she cannot do ACH because she is on a fixed income. NSF was processed on X/XX/XX and a demand letter was sent on X/XX/XX. Another NSF was processed on X/XX/XX. Loan was brought current in X/XXXX. Loan was service released effective X/XX/XX. Funds were reversed in XX/XXXX due to interest rates update as noted on XX/XX/XX; it was also noted that the prior servicer was unable to provide a copy of the deferment agreement (deferral date unknown) and the loan would be serviced as is until further documentation was received. NSF was processed in XX/XXXX. Borrower called on X/XX/XX to make a payment and stated that she only had $XXX; it appears that funds in suspense were used to make up for the difference. Last contact with prior servicer was on X/XX/XX, borrower called to inquire about the $XX inspection fee on the loan and was advised that the investor ordered the inspection due to XXXX declared disaster for tornados and flooding/XXXX effective X/XXXX. No further details. Loan transferred servicing in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower is on a fixed income.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431482304	8/1/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: All payments made via phone. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, excessive obligations.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No evidence property issues noted. Owner occupied per notes on XX/XX/XXXX.

431482309	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin Aug XXXX with request for deferment due to borrower out of work through Sep XXXX after bypass surgery. Borrower thought deferral was for X months, and did not resume payment until Nov XXXX due to delay in closing of investment property. Co-borrower called in X/XXXX requesting assistance; unemployed due to XXXX, not sure when she will be returning to work but stated on X/XX/XX that the primary borrower works for a school and she is getting some commission back and should be good going forward. Account remained current with no further request for assistance, last contact X/XX/XXXX for welcome call.

REASON FOR DEFAULT: Borrower illness, income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431482323	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in with an authorized third party to verify the current balance and due date. The borrower currently makes payments via ACH. The loan was modified in XX/XXXX. The borrower has been cooperative during conversations with the servicer and most interactions are general account questions to arrange for payments. No recent indication of hardship or active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431482370	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called on XX/XX/XX stating that he made a payment online because the check he sent on Xst was lost in the mail. Loan transferred servicing in X/XXXX; welcome email sent X/XX/XX. Escrow analysis statement was sent on X/XX/XX. Borrower called on X/XX/XX to schedule a payment, also stated that he received an escrow refund check and wanted to apply the funds back to escrow. Last contact was in X/XXXX, borrower called about the escrow refund, also went over the taxes and insurance analysis. No further details. Data indicates borrower has been current on the loan since XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431482374	8/1/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. The primary borrower stated on X/XX/XX that he just had open heart surgery and was upset about the calls, did not want anyone calling unless it was about his heart surgery. Very little contact. Last contact was X/XX/XXXX with general questions. Originated as Xnd home.

REASON FOR DEFAULT: X/XX/XXXX, borrower had open heart surgery.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No evidence of property damage.

431482375	8/1/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: On X/X/XXXX, the borrower to discuss the servicing transfer and went over the current loan status.in to make a payment by phone. Welcome call complete on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to unemployment. No indication that hardship is ongoing. RFD per notes on XX/XX/XXXX, borrower stated out of work but going back to work on XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX filed on XX/XX/XXXX; dismissed on XX/XX/XXXX.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.

431482377	8/1/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Welcome call completed X/X/XXXX; borrower stated having problem making payment online. Borrower inquired about UPB. Last contact X/X/XXXX borrower explained payment will be late due to investigation being done by bank.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431482380	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: On X/XXXX Borrower reports they have been affected by XXXX and requests assistance. On X/XX/XXXX Notes reference a X month FB plan. On X/XXXX Several notes are recorded with borrower requesting to cancel their FB plan and reinstate the account on their own. On X/XX/XXXX, the borrower is unhappy they were given a deferral when FB was requested, they state they brought the account current on their own and are disputing the deferred balance. Deferred balance was waived per notes on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower called to verify service transfer. Servicer confirmed transfer.

REASON FOR DEFAULT: X/XXXX Tenant lost their job due to the XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Owner occupied per data tape.

430562724	8/1/2021	7/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Last contact X/X/XXXX borrower inquired about account status. Mod workout processed X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: BKXX discharged X/XX/XXXX; details of filing not provided.

PROPERTY: Property occupancy status is unknown. No property damage noted.

430562749	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower qualified for a modification in X/XXXX, but declined mod in lieu of XXXX reinstatement program. Borrower was approved for XXXX reinstatement on XX/XX/XXXX, one time XXXX payment of $XX,XXX received on XX/XX/XXXX, loan reinstated. Very little contact with borrower since reinstatement. Last contact was X/XX/XXXX with questions about insurance.

REASON FOR DEFAULT: No RFD provided, but loan was reinstated with funds from XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430562756	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower said she had paid in X/XXXX, and in X/XXXX disputed the due date on the account. Borrower's attorney also reviewed the pay history with servicer in X/XXXX. Attorney was unaware of the delinquency in X/XXXX, and promised to speak with borrower. Attorney verified account status in X/XXXX, and requested information on the note holder. Borrower refused to discuss account in X/XXXX, and referred servicer to her attorney. Borrower requested three months of billing statements in XX/XXXX. Loan transferred servicing in X/XXXX. No contact in X/XXXX despite several dialer attempts. Borrower gave a promise to pay in X/XXXX, and declined to pay by phone in XX/XXXX. Borrower's attorney requested an account status in X/XXXX, but servicer didn't show as authorized on the account. Borrower submitted authorization the following day. Borrower made a promise to pay through bank bill pay in X/XXXX. Last contact was in X/XXXX when borrower called about the escrow account.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430562762	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the payment change caused by their escrow account but the call was disconnected. The borrower called back and paid the escrow shortage over the phone. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes from XX/XXXX reflect possible damage from an earthquake and that the borrower planned on taking out a loan to repair the damage. The notes also show the borrower added earthquake coverage to their insurance in X/XXXX. No recent indication of damage or ongoing repairs.
430562769	8/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in and advised they were impacted by the XXXX XXXX and hours have been reduced. The borrower completed a questionnaire but no further indication in the notes of a workout being reviewed or offered. The loan has remained current since that time. The borrower usually makes payments via the servicer's website. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to reduced hours at work due tot he XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a discharged chapter XX bankruptcy in XXXX. Unable to determine the case number or filing date. No further BK activity found.

PROPERTY: The property is occupancy is unknown. No indication of damage or ongoing repairs.
430562776	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	36M PHCH	Other - Title Critical	BORROWER CONTACT: Account is performing for the last X years with no contact since X/X/XXXX courtesy call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

TITLE: Tax Collectors deed recorded in XXXX vests title to the town due to non-payment of XXXX taxes. No documents found redeeming property.
430562784	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: First contact with borrower X/X/XXXX, borrower unemployed due to XXXX, X month deferral approved. Borrower resumed payments after deferral. Last contact X/XX/XXXX, regarding insurance. Loan originated as investment.

REASON FOR DEFAULT: X/X/XXXX, borrower impacted by XXXX

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: BKXX discharged X/XX/XXXX, unable to determine when filed or case number.

PROPERTY: No evidence of property damage.

430562825	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask if still offering XXXX relief options and was advised no. Asked if could spread the escrow shortage over longer period of time and was advised is already spread over the maximum amount of time allowed. The borrower has been in frequent contact with the servicer and appears to be cooperative but appears to be experiencing hardship. The loan has remained current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. Has also been requesting assistance due to XXXX. Hardship appears to be ongoing despite the loan remaining current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
430562834	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Modification was approved prior to review period, hardship and financials are not noted. Account is performing for the last X years with occasional contact for phone payment or account inquiry. Borrower often pays after late charge date, no hardship provided. Last contact X/XX/XXXX, borrower kept promise to pay on X/XXXXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430562844	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX. Borrower stated in XX/XXXX seeking loss mit options stating that she fell behind due to late paying tenants. Verbal loss mit application was received XX/XX/XX with an expiration date of X/XX/XX. Loan transferred servicing on X/X/XX; welcome call completed X/XX/XX. Borrower requested deferral on X/XX/XX but was advised not an option. Loss mit review was initiated in X/XXXX and borrower was approved for a trial mod effective X/X/XX but was not interested however, borrower accepted a mod effective X/X/XX. Borrower called in X/XXXX wanting to know if they would receive a refund now that the loan is escrowed for insurance and was advised that they would not. Last contact was in X/XXXX, borrower called in for web assistance. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430562850	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX called in to confirm servicer received death certificate for co-borrower, comments indicate death certificate received X/XX/XXXX. No further contact as loan has been current.

REASON FOR DEFAULT: Death in family

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430562851	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on XX/XX/XXXX indicate servicer completed a deferral due date rolled form X/XXXX to XX/XXXX. Comments on X/XX/XXXX indicate borrower was disputing an inspection fee from prior servicer, current servicer waived fee on X/XX/XXXX. Borrower on X/X/XXXX stated impacted by XXXX and requested assistance. Servicer completed a X month deferral on X/X/XXXX. No further assistance requested. Last contact X/X/XXXX when borrower went over loan details and deferred balance.

REASON FOR DEFAULT: Income reduction.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430562853	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was rolling XX delinquent after NSF in July XXXX, cured Sep XXXX by deferment with no hardship provided by borrower. Borrower set up ACH for biweekly payments with little contact prior to request for XXXX assistance X/X/XXXX. FB approved through June XXXX, timely payments resumed in July. Last contact XX/XX/XXXX to confirm payment was received.

REASON FOR DEFAULT: XXXX income curtailment, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430562858	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the co-borrower, completed welcome call and went over the website and payment options. The borrower agreed to make a payment over the phone and also set up ACH payments. The loan has remained current throughout the past two years. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562870	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: XX/X/XXXX borrower promised to X payments in October, which was kept. Borrower had been unemployed. XX/XX/XXXX RFD was car repairs. XX/XX/XXXX borrower on repayment plan, unable to determine terms, which was not kept. X/X/XXXX borrower promised X payments, which was kept. RFD was car repairs. X/X/XXXX borrower approved for trial modification, X payments starting X/X/XXXX. Borrower made payments and modification approved X/XX/XXXX. Borrower executed X/XX/XXXX and modification boarded. Last contact with the borrower was X/XX/XXXX, general questions about the loan.

REASON FOR DEFAULT: Borrower has given a couple of RFDs from unemployment to car repairs. Would appear borrower is over extended.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430929873	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account was chronic delinquent throughout XXXX, hardship due to medical issues and excessive obligations. Borrower declined to discuss loss mitigation and has remained current since reinstatement April XXXX, last contact XX/XX/XXXX phone payment.

REASON FOR DEFAULT: XXXX RFD: Excessive obligations, medical issues. XXXX: Self employed income varies

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430930031	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, servicer offered a deferral but borrower declined. Servicer notes on X/XX/XXXX that they offered a repayment plan but it was declined by borrower. Last contact X/XX/XXXX borrower made a payment over the phone which posted X/XX/XXXX.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: BK XX filed X/X/XXXX and dismissed XX/X/XXXX.

PROPERTY: NA

430930039	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: XX/XX/XXXX borrower called about a payment during service transfer that was not showing posted to the loan. Stated payment was made in X/XXXX. Unable to determine if borrower made payment or not, but X payments made in XX/XXXX to bring loan current. X/XXXX is the only month missed in the last XX months. Last contact was X/XX/XXXX to advise servicer that payment had been made. Borrower very proactive in confirming payments were made and verifying received by servicer.

REASON FOR DEFAULT: RFD appears to be related to the service transfer in X/XXXX

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430930044	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired X/XX/XXXX about double bill and escrow shortage. Borrower called to confirm ACH X/XX/XXXX and payment was drafted. Borrower called to request info to setup ACH X/XX/XXXX. Borrower stated X/XX/XXXX did not receive information to setup ACH. Borrower requested general loan information XX/XX/XXXX. Last contact X/XX/XXXX to confirm payment.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430930051	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Account is chronic XX+ delinquent for the last X years with occasional borrower contact for account inquiry or phone payment, no discussion of hardship or loss mitigation until request for XXXX assistance X/X/XXXX. FB approved through July XXXX. Borrower reinstated Aug XXXX then missed Sep XXXX and remained rolling XX-delinquent until cured Jan XXXX, no further loss mitigation requested. Account remains current with ongoing contact for phone payments, last contact X/X/XXXX.

REASON FOR DEFAULT: XXXX impact, details not provided.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

430930074	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XX/XXXX borrower called and make X of the X payments due, no RFD. X/XX/XXXX was first RFD, income impacted by XXXX, no XXXX relief offered. Last contact with the borrower was X/X/XXXX about insurance. Borrower unresponsive to collection efforts. There was HOA liens as of X/XXXX, but borrower advised they had been paid, no confirmation.

REASON FOR DEFAULT: RFD as of X/XX/XXXX, income impacted due to XXXX

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430930083	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and completed a post transfer welcome call. Went over loan details and agreed to set up ACH payments. The notes show the loan was modified in XX/XXXX. The borrower also transferred to the current servicer while on an in-flight repayment plan and the loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430930130	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked about an escrow shortage in X/XXXX, and gave a promise to pay. Servicer confirmed a payment was not received in X/XXXX, and borrower asked about an interest rate increase in XX/XXXX due to a step rate modification completed in XXXX. Borrower promised to mail a payment in XX/XXXX, and confirmed payment had been mailed in X/XXXX and in X/XXXX. Borrower didn't receive a billing statement in X/XXXX, and declined to make a phone payment. Loan transferred servicing in X/XXXX; welcome call completed. Borrower gave a promise to pay in XX/XXXX and in XX/XXXX. Last contact was in X/XXXX when borrower asked why he received an escrow overage check.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430930154	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on XX/X/XXXX was offered auto pay which they declined, borrower stated they make payments via their banks bill pay system. Last contact X/XX/XXXX borrower called in to get assistance logging into website. Borrower also wanted to pay the escrow shortage difference of $X.XX, servicer advised to pay. Pay history shows this was applied as a principal reduction and not applied to escrow account.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430930164	8/1/2021	7/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in and was advised of the upcoming step rate change and agreed to paperless statements. The borrower also indicated on XX/XX/XXXX that they were impacted by XXXX and agreed to a payment over the phone. No discussion about workout options. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income and impact from XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: A discharged chapter X bankruptcy was filed in mid-XXXX and discharged in late XXXX without reaffirmation.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430930194	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact noted as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: BK XX filed X/XX/XXXX and discharged X/X/XXXX. PROPERTY: NA
430930196	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: No contact noted, borrower has not returned calls. Comments indicate borrower makes payments via website or over automated phone system

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430930203	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called for payment inquiry in X/XXXX indicating X payments were withdrawn through bill pay and needed a refund, borrower was advised that she can set up ACH in the future; misapplication reversal was completed and refund sent to borrower. Loan transferred servicing in X/XXXX. Borrower inquired about interest on advances in X/XXXX and breakdown of the fees; pay history was mailed on X/XX/XX. Escrow deficiency notification was sent X/X/XX. Last contact was X/X/XX, borrower called about the escrow letter she received and requested a new analysis which was sent on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431187452	8/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in about a small fee on their statement and the servicer said would try to waive it. The borrower has been cooperative during noted conversations. The notes indicate a workout was under review with the previous servicer in XX/XXXX but no workouts were reviewed after that point. The loan was modified in in XX/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431187471	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: There is little borrower contact throughout XXXX delinquency, hardship due to surgery and time off work in early XXXX, no loss mitigation requested. Borrower set up auto-pay and an confirmed the taxes were escrowed when he reinstated in XX/XXXX; source of funds unknown. No contact with borrower after reinstatement until Oct XXXX welcome call. Last contact XX/XX/XXXX for phone payment.

REASON FOR DEFAULT: Borrower illness, excessive obligations

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied, good condition per exterior inspection in X/XXXX
431187473	7/15/2021	7/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicing comments start X/X/XXXX. Borrower has never requested loss mitigation and keeps promises when made. Borrower has always provided the same RFD when contacted. Last contact was X/XX/XXXX, making payment.

REASON FOR DEFAULT: As of X/XXXX RFD was illness, which has been the RFD when ever contacted.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431187500	8/19/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: On X/X/XXXX, the borrower called to make a payment by phone. Borrower advised payments are due on a bi-weekly basis per notes on XX/XX/XXXX. Last contact on XX/XX/XXXX, the borrower made a payment via phone and confirmed due date.

REASON FOR DEFAULT: The RFD as of XX/XX/XXXX death of her mother.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes indicate the property is owner-occupied. No indication of property damage or repairs.

431187389	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact with prior servicer was on X/XX/XXXX, the borrower called in to check on the status of the final modification agreement. The borrower appears to be cooperative and the loan has remained current since the modification was completed. No indication of ongoing hardship or active loss mitigation workout activity in progress. Loan transferred servicing in XX/XXXX, and auto-draft payments remained active. No contact with borrower.

REASON FOR DEFAULT: The RFD noted at the time of the modification was due to loss of income and excessive expenses. No further details noted and no indication of recent hardship.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431187484	8/15/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower requested online access X/XX/XXXX. Borrower advised of reduced tax bill XX/XX/XXXX. Borrower called to verify escrow XX/XX/XXXX. Borrower inquired about payment increase XX/XX/XXXX; stating tax bill incorrect and disputing payment amount. Dispute email received XX/XX/XXXX. Borrower sent copy of tax bill XX/XX/XXXX. Last borrower contact with prior servicer X/X/XXXX confirming receipt of flood insurance docs. Loan transferred servicing in XX/XXXX. Borrower gave a promise to pay in XX/XXXX, and applied for payment assistance that month. Borrower had sent a payment to prior servicer, which was applied in XX/XXXX; borrower then made two separate website payments to reinstate account. No further contact.

REASON FOR DEFAULT: Excessive obligations; curtailment of income. Illness of borrower. XXXX-servicing transfer

FORECLOSURE: Referred X/XX/XXXX. XXXX hold XX/XX/XXXX, loan reinstated in XX/XXXX. Referred XX/XX/XXXX, sale scheduled for X/XXXX but borrower reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431187495	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact with prior servicer on XX/XX/XXXX, payment made via phone. Loan transferred servicing in XX/XXXX; no contact with borrower.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower's husband was out of work. RFD since XX/XX/XXXX, curtailment of income.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431187502	8/15/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account falls delinquent at the end of XXXX, borrower wishes to catch up without assistance, but pay history shows no payments are being made, RFD is curtailment of income. The account is eventually referred to FC in X/XXXX. X/XXXX Borrower is working with loss mit. X/XXXX A payment plan is started, but the borrower fails to complete the plan. X/XXXX Borrower submits reinstatement funds and brings the account out of FC. Recent history shows payments regularly being drafted. No other recent significant activity was found. The most recent contact with prior servicer was on X/XX/XXXX to make a payment. Loan transferred servicing in XX/XXXX; no contact with borrower.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. X/XXXX Curtailment of income. X/XXXX Slow self employment income. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431187505	8/15/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is making payment arrangements, RFD is illness. Account is referred to FC in X/XXXX, the borrower reinstates the following month. Borrower has not been very responsive with only limited contact recorded. The last contact with prior servicer was on X/XX/XXXX, borrower reports they will not be able to make their payment due to being impacted by XXXX. Notes do not show any workout options being discussed. Loan transferred servicing in XX/XXXX, and borrower declined payment assistance. Borrower asked for a refund in XX/XXXX after a double payment was processed due to borrower error. Borrower gave a promise to pay in X/XXXX, and reinstated with a double payment in X/XXXX. Last contact was a verification of payment receipt in X/XXXX.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX Impacted by XXXX.

FORECLOSURE: Referred in X/XXXX, borrower reinstated in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431187507	8/15/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to illness if borrower family; helping mother with medical expenses. Borrower applied for workout assistance X/XX/XXXX. Servicer approved XX-month repayment plan X/X/XXXX with payments beginning X/XX/XXXX of $X,XXX.XX. Borrower declined workout plan X/XX/XXXX. Borrower made payment X/XX/XXXX. Borrower inquired about payment due date XX/XX/XXXX. Last borrower contact with prior servicer was X/XX/XXXX. Loan transferred servicing in XX/XXXX; no contact with borrower.

REASON FOR DEFAULT: Illness of family. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431187509	8/15/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact with prior servicer X/XX/XXXX when borrower called in to make a payment over the phone which posted same day. Borrower made a payment of $X,XXX.XX in X/XXXX covering the XX/XX/XXXX through X/XX/XXXX payments; source of funds unknown. On X/X/XXXX, borrower advised they were impacted by XXXX; forbearance plan started X/XX/XXXX for three payments, end date of X/XX/XXXX. Servicer was unable to reach borrower on X/XX/XXXX to confirm if they were still impacted by XXXX. Loan transferred servicing in XX/XXXX. Welcome call was completed in XX/XXXX, and servicer approved a X-month FB plan. Borrower made phone payments in XX/XXXX and X/XXXX, and elected to make regular monthly payments in X/XXXX. Borrower has since made monthly phone payments. Last contact was a phone payment on X/XX/XXXX.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431187512	8/15/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Last borrower contact with prior servicer on X/X/XXXX when borrower called about monthly billing statement. Loan transferred servicing in XX/XXXX; welcome call was completed and borrower set up auto-draft payments. Borrower requested website assistance in X/XXXX, and verified a curtailment application in X/XXXX. Last contact was in X/XXXX when borrower requested a XXXX statement; servicer directed borrower to the website.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as family illness including medical expenses taking care of mother after surgery.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431482381	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called regarding no insurance letter, was advised showing as canceled, borrower stated it was reinstated.

REASON FOR DEFAULT: No default in the past three years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431482382	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, borrower stated his statement showed an overdue payment of $XXX.XX, but that it doesn't show on his payment screen and that he made full payment last time he called, No other details were provided and no further contact with the borrower since that time. The loan has remained current and no indication of hardship or active loss mitigation workout activity.

The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431482383	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Very little contact with borrower. Last contact was X/XX/XXXX, requesting XXXX.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431482384	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with payments made through ACH, no loss mitigation activity or borrower contact noted. Last contact on XX/XX/XXXX, unauthorized third party called requesting payoff information, advised to send request.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431482385	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin Aug XXXX. Account is performing with occasional contact for phone payment, no hardship or loss mitigation is noted. Last contact X/X/XXXX to request ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431482388	8/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. XX/XXXX Borrower calls in to discuss loss mit options, their spouse has been missing work due to an injury. X/XXXX Notes reference a one month deferment. Regular notes follow with the borrower making payment arrangements. Borrower has been cooperative. The most recent contact was on X/XX/XXXX with the borrower scheduling a payment.

REASON FOR DEFAULT: XX/XXXX Unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX filed in X/XXXX, relief granted XX/X/XXXX.

PROPERTY: No property issues found.

431482390	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. No loss mit activity noted. X/XX/XXXX Borrower calls in to check on the status of a payment. The only other recent contacts was on X/XX/XXXX with borrower calling in to request the removal of late fees.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431482331	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Prior servicer contact history not provided. Limited contact noted with borrower. Borrower made promise to pay X/XX/XXXX; confirmed payment X/XX/XXXX. Borrower again made promise-to-pay X/XX/XXXX for X/XX/XXXX. No further borrower contact noted.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431482333	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request a copy of the modification that was done with the previous servicer. The loan was modified in X/XXXX. The borrower has been cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431482338	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431482344	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, newly boarded loan. Welcome call was completed on X/XX/XX. Escrow analysis statement was sent on X/XX/XX. Last contact was in X/XXXX borrower called to go over the escrow analysis. Data indicates borrower has been current on the loan since XXXX with only minor delinquency; a payment was missed in X/XXXX but X payments were received the following month.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431482348	9/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Missed payment in X/XXXX due to transfer confusion, no other hardship or financials noted and borrower has paid timely since reinstatement. Little ongoing contact. Borrower requested a X-month forbearance in May XXXX but failed to return any documents or return loss mitigation calls to follow up. The most recent contact was on X/X/XXXX, borrower calls in to discuss a payment increase and to authorize a Xrd party on the account.

REASON FOR DEFAULT: X/XXXX Service transfer

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431482350	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Minimal contact over the past two years, as loan has remained current but borrower sometimes pays after late charge day. Borrower confirmed his ex-wife lives in the subject property during contact in X/XXXX; borrower confirmed he has been making the payments because his ex-wife was not paying. Loan transferred servicing in X/XXXX; welcome call was completed. Only other contact was in X/XXXX when borrower requested endorsement information. Borrower pays through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431531273	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX An escrow shortage is being discussed. X/XXXX Several more notes regarding an escrow shortage are recorded. The most recent contact was on X/XX/XXXX, borrower calls in to discuss terms of a mod done by prior servicer.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: XX/XXXX Notes reference an insurance claim that is non-monitored. No specifics are provided. No notes found indicating if/when all repairs were completed.
431532944	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Account is being skip-traced. X/XXXX Mortgage terms are being discussed. The most recent contact was on X/XX/XXXX borrower calls in to discuss a insurance letter and updating their contact info.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XXXX Notes reference a non-monitored claim for XXXX damages. No specifics are provided. No notes found indicating if/when all repairs were completed. Recent notes on show regular calls being made to verify if repairs have been completed.
420022097	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact since X/XX/XXXX questions about escrow analysis.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489343	8/1/2021	7/2/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX son called and stated borrower deceased. Contact has been with son, unable to determine if estate has been probated. XX/XX/XXXX borrower stated in hospital with XXXX, but payments have been made. Originated as investment.

REASON FOR DEFAULT: Borrower is deceased.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431497718	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Payment history requested on XX/XX/XXXX by an authorized Xrd party. Last contact on XX/XX/XXXX, authorized third party called to verify the original balance and current balance.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Current occupancy is unknown.

431498067	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower, who pays through the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
431498068	8/1/2021	7/16/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called in X/XX/XXXX to inform servicer they are changing hazard insurance companies. Servicer advised borrower of process and where to send in the new insurance information.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: Borrower filed a BK XX on X/XX/XXXX servicer currently monitoring BK.

PROPERTY: NA

418851544	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/X/XXXX ACH inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX filed July XXXX, discharged Oct XXXX without reaffirmation.

PROPERTY: Property is owner occupied. No property issues noted.

418941373	8/1/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The only contact recorded was on XX/XX/XXXX to make a payment. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419928172	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called and said would make a payment via bill pay. Also asked about refinancing and was advised to contact a local bank. The borrower submitted a XXXX notification in X/XXXX but said has the ability to make payments. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: The borrower was impacted by the XXXX XXXX in X/XXXX but was able to continue making payments. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy status is unknown. No indication of damage or ongoing repairs.
419928348	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make sure the insurance information was updated. The loan has remained current throughout the past X years and the borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy status is unknown. No indication of damage or ongoing repairs.
419987668	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact with prior servicer was on X/XX/XXXX, the borrower called in to inquire how much equity he has in the home. The loan was modified in XX/XXXX. RFD listed at the time was due to reduced income from only part-time work. The loan is current and no indication of ongoing hardship or active loss mitigation activity. Loan transferred servicing in X/XXXX; welcome call completed, and auto-draft payments were set up. Borrower had an NSF payment in X/XXXX that was reinstated in the same month. No further contact. Borrower also had an NSF payment in X/XXXX that was NSF, but was reinstated in the same month.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy

419987741	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The borrower has been current the last XX months so recent contact is limited. Loan transferred servicing in X/XXXX, and co-borrower confirmed auto-draft payments were active. Borrower's son requested information on the account in X/XXXX, but was not authorized on the account. Borrower cancelled the auto-draft payments in XX/XXXX, then reinstated them again in XX/XXXX. Last contact was in X/XXXX when borrower asked how to decrease the monthly payment after an ARM change; borrower was advised to refinance.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify occupancy
419987746	9/1/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Borrower responds to a welcome call. XX/XXXX A cure amount is being discussed. X/XXXX Borrower calls in to request a billing statement. Borrower has been cooperative with no loss mit activity noted. The most recent contact was on X/X/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XXXX illness of mortgagor.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430021187	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to discuss their insurance. No further details noted. The borrower requested XXXX relief options on X/X/XXXX due to curtailment of income and tenants not able to work. The work out was closed on X/X/XXXX when the borrower declined the repayment plan due to wanting a deferral instead. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX XXXX caused curtailment of income due to tenants not paying. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No indication of damage or ongoing repairs.
430021203	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX was first contact and RFD was illness. Borrower brought loan current in X/XXXX. X/XX/XXXX borrower lost their job due to XXXX. Three month deferral approved. Borrower promised a payment in X/XXXX after deferral but it was not made until X/XXXX, when X payments were made. Borrower applied for assistance in X/XXXX, but never submitted a complete package. Last contact with the borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT: Borrower unemployed due to XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

430020806	8/1/2021	7/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments start in X/XXXX, no prior servicer comments. X/XX/XXXX borrower unemployed due to XXXX. Deferral was approved and borrower resumed payment upon completion of the deferral. Last contact was X/XX/XXXX about a XXXX.

REASON FOR DEFAULT: X/XX/XXXX borrower unemployed due to XXXX. Deferral was approved and borrower resumed payment upon completion of the deferral.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430021000	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to confirm the ACH draft date. No further contact since that time. The loan was modified in X/XXXX and was also assumed by the current borrower due to the previous borrower being deceased. The loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the death of the previous borrower. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430021046	7/6/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: There is no contact or hardship noted during XxXX delinquency Aug XXXX that was cured in Sep XXXX. Account was performing until request for XXXX assistance X/XX/XXXX. X month FB approved, timely payments resumed in June. Account is XxXX in the last XX months, borrower reinstated in Mar and declined to discuss account. Last contact X/XX/XXXX request for assistance with website login.

REASON FOR DEFAULT: XXXX income curtailment, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430020944	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower and servicer on XX/XX/XXXX discussed workout options, servicer advised to send in a loss mit packet for review. On XX/XX/XXXX servicer received an incomplete workout packet. Servicer notes receipt of a complete workout packet on XX/XX/XXXX. Servicer approved a MOD on XX/XX/XXXX, borrower to complete a Trial STIP plan prior to mod. Details of STIP unknown. As of X/X/XXXX comments indicate STIP completed and loan in process of being modified. Due date was rolled from XX/XXXX to X/XXXX. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430021073	8/1/2021	7/17/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: On X/XX/XX the RFD was that her mother had passed away. Notes from X/XX/XX show the RFD to be an illness with the borrower. Notes from X/XX/XX show the RFD to be that the husband lost his job and that the mortgage payments have increased. Notes from X/XX/XX show that the borrower’s loan has been transferred X time and that she is not happy with the new servicer. Notes from XX/XX/XX show that borrower passed away X/XX/XX. Remaining contact is limited to getting the insurance carriers changed to the new servicer and checking on the escrow accounts. ATP is performing under the terms of the modification and payments are current. Spouse notified servicer of borrower death in X/XXXX. Spouse made a phone payment in XX/XXXX, and requested a website password reset in XX/XXXX. spouse made a phone payment again in X/XXXX, and requested a XXXX application in X/XXXX. Spouse didn't qualify for a deferral plan, as an assumption was first required. Servicer offered a repay plan, no response from spouse. In XX/XXXX, spouse requested a waiver of all late fees, but servicer declined, as fees were valid. Spouse made monthly phone payments between XX/XXXX and X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Borrower death. XXXX impact - reduced income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
419988535	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Limited recent borrower contact with prior servicer. IO term expired XX/X/XX. X/XX/XX ARM change letter sent. Loan transferred servicing in X/XXXX; welcome call was completed the following month. Borrower prefers to pay through bill pay. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
430198030	8/1/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower has been in frequent contact and usually makes payments over the phone. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430197764	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower requested balance of Mod X/XX/XXXX. Borrower setup new ACH X/XX/XXXX. Borrower inquired about past due letter X/XX/XXXX. Borrower made promise to pay XX/XX/XXXX. Servicer advised of LPI XX/XX/XXXX. Borrower requested new escrow analysis X/XX/XXXX. Borrower made payment by phone X/X/XXXX and X/XX/XXXX; due to multiple NSF's servicer requested certified payment. Borrower requested loan terms X/XX/XXXX. Borrower requested principal balance X/XX/XXXX and monthly payment amount. Borrower requested statement X/XX/XXXX. Borrower requested tax documents X/X/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower advised of outstanding loss claim X/XX/XXXX; details not provided. Borrower stated X/X/XXXX intends to repair.

430196200	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in about a payment that was sent and still hadn't arrived. Agreed to make a payment by phone. The notes show the payment was returned due to stop payment on XX/XX/XXXX. The borrower appears to be cooperative during noted conversations and the loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim due to a XXXX next door with a date of loss on X/XX/XXXX. A check for $X,XXX.XX was received on X/XX/XXXX, and the claim was considered non-monitored. The claim check was endorsed and sent on X/XX/XXXX. No further indication of damage or ongoing repairs.
431187515	8/15/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Last borrower contact with prior servicer on X/X/XXXX when borrower stated was out of the country at the time and made a phone payment. Loan transferred servicing in XX/XXXX. An unauthorized third party made a phone payment in XX/XXXX, and set up auto-draft payments. No further contact with any party.

REASON FOR DEFAULT: Last RFD noted on X/X/XXXX as curtailment of income and borrower stated intends on keeping property. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431187383	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. XX/X/XXXX Borrower responds to a welcome call. The most recent contact was on X/X/XXXX, borrower calls in to set up ACH on the account.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Notes on XX/XXXX show BK being closed. The case # suggests the BK was filed back in XXXX. No other dates or details are provided. Exact filing and discharge dates not provided.

PROPERTY: No property issues found.

431293965	8/25/2021	7/26/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	SC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: HELOC loan. Draw period ended XX/X/XXXX. Notes start in XX/XXXX. ATP made a phone payment in X/XXXX, and sent in account authorization and borrower's death certificate in X/XXXX. ATP requested an escrow analysis in X/XXXX after she disputed the escrow amount; earlier notes confirm the loan was not escrowed. The ATP also provided proof that missing payments were sent to a prior servicer. Servicer sent incorrect billing statements in X/XXXX and X/XXXX; issue was corrected in X/XXXX and misapplied payments were corrected. ATP requested a website password reset in X/XXXX. Most payments to the prior servicer were made through the IVR phone system. Loan transferred servicing in XX/XXXX. Successor in interest submitted documentation in XX/XXXX showing authorization on the account. Servicer acknowledged receipt of documents in X/XXXX, but documentation was not complete, as probate documents were missing the court seal (too faint to see). No further contact. Subsequent payments were made through the website.

REASON FOR DEFAULT: Borrower is deceased

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
431294452	8/1/2021	6/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Notes start in X/XXXX. Borrower struggled with NSF payments between X/XXXX and X/XXXX. Borrower and asked about the escrow account in X/XXXX, and verified payment receipt. Borrower was advised that the tax payment had increased in X/XXXX, and verified loan was current in X/XXXX. Loan transferred servicing in XX/XXXX. Borrower made a phone payments in XX/XXXX and in X/XXXX. Borrower verified the due date in X/XXXX, verified payment receipt in X/XXXX, and made a phone payment in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied

431346210	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss their escrow accent. The account has remained current throughout the past XX months and the payments are being paid by ACH. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431342757	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower's spouse called in to verify a pending payment and was also notified of lender placed insurance. The insurance company also called in to advise the renewed policy was uploaded. The borrower also discussed repayment plan options in XX/XXXX but no workouts were started. The loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XX/XXXX was due to excessive obligations and tenants not paying. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No indication of damage or ongoing repairs.
431343462	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in but the details of the conversation were not documented in the notes. Prior to that, the borrower also called in on X/XX/XXXX to make a payment over the phone. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy status is unknown. No indication of damage or ongoing repairs.
431338299	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: Minimal contact. XX/XXXX Borrower calls in to set up ACH payments. The most recent contact was on XX/XX/XXXX, borrower calls in to make payment arrangements and discuss the account

REASON FOR DEFAULT: XX/XXXX Extended problems.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431343649	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Little contact with borrower. No explanation for NSF. Last contact was XX/XX/XXXX, making payment.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431338536	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about payment change X/XX/XXXX due to change in escrow. Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431342710	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to follow up on the the copy of the deed of trust the borrower previously requested. Was advised it was sent and is available on the website. The borrower has been in frequent contact and appears to be cooperative. No recent indication of hardship or active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431345182	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: The only recent contact recorded was on XX/XX/XXXX, borrower calls in to request assistance with the website.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431337724	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about corp advance fee XX/XX/XXXX. Servicer advised XX/XX/XXXX ACH returned due to bad account number. NFS payment noted XX/XX/XXXX. Borrower inquired about homeowners insurance letter X/XX/XXXX. Last contact X/X/XXXX borrower inquired about escrow shortage.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431342427	8/1/2021	7/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact. REASON FOR DEFAULT: N/A FORECLOSURE: N/A BANKRUPTCY: N/A PROPERTY: Property is owner occupied. No property issues noted.
431338425	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Auto-draft payments remained active after a loan servicing transfer in XX/XXXX. Borrower confirmed payment receipt in XX/XXXX, and verified auto-draft payments remained active. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431340060	9/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with no contact except for XX/XX/XXXX welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431344701	9/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in and completed a welcome call going over payment information. The notes show the borrower usually makes payments via the servicer's website. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431345028	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: The only recent contact recorded was on X/XX/XXXX, borrower requests info about a possible refi.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431338319	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact X/X/XXXX to confirm ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431347327	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. Also agreed to set up ACH payments. The loan has remained current and the borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431351576	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XXXX An unauthorized party calls in to try and discuss insurance. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431345298	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: The borrower requested information about how ACH payments work on XX/XX/XXXX, servicer advised that the borrower could pick the draft date between the Xst and the XXth. Payment made via phone on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to make a principal reduction payment with a credit care; servicer advised that they do not take credit card payments.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.

431339341	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431344109	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since the beginning of the review period. Contact history indicates loan has been modified; terms not available. Loan transferred servicing in XX/XXXX. Minimal contact is noted; borrower's spouse called on XX/XX/XX to schedule a payment. Escrow analysis statement and annual PMI disclosure letter were sent in X/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431351434	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower calls in to get the payment address. The only other recent contact was on X/X/XXXX with a tax statement being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431337772	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower had not been responsive to attempts made. The loan is current but had a brief period of delinquency in the past XX months. No indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431337709	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: On X/XX/XXXX borrower called in to get a copy of their XXXX which servicer advised borrower to obtain from website. Borrower also wanted to see if hazard insurance can be escrowed. Borrower called in to follow-up on hazard insurance which servicer advised still reviewing. Issue not resolved.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431338963	9/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Borrower missed the X/XXXX payment, made two payment in X/XXXX to bring current. Originated as investment.

REASON FOR DEFAULT: No RFD available, no borrower contact

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431345313	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact X/XX/XXXX for unknown account inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431346962	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called on XX/XX/XXXX, stated that they did not receive a monthly statement. Last contact on XX/XX/XXXX, borrower wanted to know if ACH set-up transferred to current servicer. Servicer advised no and would need to be set-up. ACH payments set-up on XX/XX/XXXX.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431340863	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact with no loss mit activity. XX/XXXX Payment arrangements are being made. X/XX/XXXX Flood insurance is being discussed. The most recent contact was on X/XX/XXXX with borrower calling in to cancel a payment on their other account.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431343960	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since the beginning of the review period. Borrower called in X/XXXX to inquire about a missing payment that was sent on the Xst; research was completed, however, the servicer was not able to locate the missing payment noting proof of payment was needed. Credit report deferral adjustment was completed in X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed XX/X/XX (last contact).

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431340394	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Welcome call completed on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower stated would make a payment by XX/XX/XXXX.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Non-owner occupied per data tape.
431335755	9/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XX/XX/XXXX would send payments through BillPay. No further contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431350943	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted. Xrd party (daughter) stated X/X/XXXX mother has passed away; servicer requested copy of death certificate. Xrd party changed ACH information.

REASON FOR DEFAULT: Borrower death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431338974	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XX/X/XXXX process payment through bank but was returned; loan still boarding through service transfer. Borrower inquired about escrow overage X/X/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.

431348067	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. A welcome call was completed in XX/XXXX after loan transferred servicing. Borrower gave a promise to pay in XX/XXXX, and set up auto-draft payments. Last contact was in X/XXXX when borrower verified auto-draft payments were still active.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431345781	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Several notes are recorded in XX/XXXX regarding an escrow change. Minimal recent contact with no loss mit activity. The most recent contact was on X/XX/XXXX with borrower calling in to get the due date.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431346120	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Xrd party discussed NSF payment XX/XX.XXXX. Borrower stated X/XX/XXXX would confirm bank account information correct. ACH setup X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431338870	10/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since the beginning of the review period. Contact history indicates loan has been modified; terms not available. A credit report deferral adjustment was completed in X/XXXX. Borrower called in X/XXXX furious about negative credit reporting that occurred in X/XXXX and was advised that the credit was negatively impacted in error as it combined the deferred balance with the current UPB balance and that it would be corrected. Loan transferred servicing in XX/XXXX; welcome call completed XX/XX/XX. Borrower called in X/XXXX stating that he made a payment on the Xth and wanted $X,XXX going towards the contractual payment and the rest going towards the principal. Last contact was in X/XXXX, borrower wanted to discuss a check overage, also scheduled a payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430197312	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XX/XXXX borrower called for assistance, stated his wife had just died. No loss mitigation approved and borrower has made monthly payments. Last contact was XX/XX/XXXX, borrower had questions about escrow.

REASON FOR DEFAULT: Death of wife in XX/XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430197321	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with little contact prior to request for XXXX assistance X/XX/XXXX after retail layoff. FB approved through June XXXX, timely payment resumed in July. Last contact XX/XX/XXXX to request a refund of second payment made in November due to borrower didn't realize that ACH had started.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430197383	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX went over details and due date with borrower. X/X/XXXX borrower unemployed due to XXXX, X month deferral approved. X/X/XXXX borrower called about selling property to niece, was advised to contact a realtor.

REASON FOR DEFAULT: X/X/XXXX, borrower unemployed due to XXXX, unable to determine if back to work, but has made payments monthly after X month deferral.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430197555	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who said is in the process of switching banks and will be making a payment by that Friday. The loan has remained current since that time. The notes show the borrower usually makes payments via the servicer's website. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430198041	8/1/2021	7/5/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact noted, borrower has not returned calls. REASON FOR DEFAULT: Unknown FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
430198122	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who agreed to make a payment by phone. The notes show the borrower usually pays by phone or by the servicer's IVR. The loan was modified in X/XXXX after the borrower successfully completed a trial plan offered in X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430198128	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested biweekly auto draft X/X/XXXX. Borrower called to confirm payment X/XX/XXXX and again XX/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430196192	9/1/2021	7/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Loan transferred servicing in XX/XXXX. Borrower called on XX/XX/XX requesting assistance stating that she was not working and spouse work hours were reduced. Loss mit review was initiated. Borrower was approved for a trial plan but was denied deferral due to insufficient payments. It appears that the borrower completed the trial plan in X/XXXX and was approved for a mod effective X/X/XX. Borrower stated on X/X/XX that between the time of the trial and the mod, co-borrower was laid off, received another job but then stopped working due to shutdown but has started working again. Demand notice was sent on XX/XX/XX due to a missed payment received in X/XXXX however, borrower was able to make X payments in XX/XXXX bringing the loan current. Last contact was on X/XX/XX, borrower called for insurance inquiry and was advised insurance was paid on X/XX/XX.

REASON FOR DEFAULT: Unemployment, income reduction.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430196286	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	KS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for XX/XX/XXXX notification that co-borrower is deceased.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430196287	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower called about a hazard letter received in X/XXXX, and confirmed HOI coverage. Loan transferred servicing in XX/XXXX; borrower verified contact information that month. No further contact. Borrower pays through the IVR system.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430196371	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower applied for assistance in X/XXXX, and prior servicer granted a trial mod plan in X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX. Servicer solicited a trial mod offer in XX/XXXX, which borrower chose to accept. Modification was completed in X/XXXX. Borrower set up auto-draft payments in X/XXXX; no further contact.

REASON FOR DEFAULT: Borrower illness, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430196452	8/1/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, welcome call to the borrower to discuss website, payment options, etc. The borrower appears to be cooperative. The notes show the borrower has been set up on ACH payments since that time and the loan has remained current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430196478	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated they are selling some stock to bring loan current in XX/XXXX, borrower refused assistance. Comments indicate that loan was modified less then a year ago, no further details noted. Borrower again declined loss mit on XX/XX/XXXX. On XX/XX/XXXX servicer received a workout packet and on X/X/XXXX comments indicate servicer advised borrower that workout was under review. As of X/X/XXXX servicer notes a MOD was approved. Borrower on X/XX/XXXX stated they will accept the MOD, borrower on X/X/XXXX called in disagreed with the terms of the MOD, but never canceled the MOD. Comments do not indicate borrower was going to sign and return. MOD closed on XX/XX/XXXX as borrower going to bring loan current. Servicer received reinstatement in XX/XXXX covering the X/XXXX through XX/XXXX payments. Last contact XX/X/XXXX borrower advised servicer that they sold stock and will make payment to reinstate loan via website.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430196493	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower had been on a repay plan but didn't bring the loan current, and servicer offered a deferment in X/XXXX. No contact with borrower. Servicer completed the deferment/modification in X/XXXX after borrower returned a signed agreement. Loan transferred servicing in XX/XXXX. Borrower made a phone payment in X/XXXX, and submitted a payment research request in XX/XXXX for a missing payment. Results of research are unknown. Servicing notes show borrower made one phone payment in XX/XXXX, but two payments were applied that month with no effective dating. Borrower frequently sends in multiple checks for each month, in the same envelope; notes mentioned cash processing system may have issues reading multiple checks in one envelope. Borrower made a phone payment in X/XXXX and requested servicer reverse funds applied to fees and LLA and apply to payments. Borrower verified funds receipt in X/XXXX; no further contact. Borrower submitted a check in X/XXXX for fees on the account.

REASON FOR DEFAULT: Servicing issue

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430196595	8/25/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: An authorized third party made payments between X/XXXX and X/XXXX, and also in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower's daughter asked about payment options in XX/XXXX, and made phone payments in X/XXXX and X/XXXX. Borrower authorized her daughter on the account in X/XXXX, and daughter asked servicer to waive all IVR phone payment fees. Daughter continued to make monthly phone payments between X/XXXX and X/XXXX. No further contact. Subsequent payments have been made through the IVR system.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430196667	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little borrower contact. Last contact XX/XX/XXXX to advise of change in insurance carriers.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430196714	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX called in stating they are having a hardship and requested assistance. Workout packet received XX/XX/XXXX, packet was incomplete. Comments on XX/XX/XXXX that servicer advised borrower of missing documents need for workout review. As of X/X/XXXX comments indicate servicer approved a STIP plan with payments of $X,XXX.XX from X/X/XXXX to X/X/XXXX. Comments do not indicate servicer ever received a complete loss mit workout packet. Borrower called in X/X/XXXX and requested a XX day extension on the STIP plan which servicer agreed too. Comments on X/XX/XXXX indicate servicer approved the MOD, documents sent to borrower. Loan modified X/XX/XXXX, details of MOD not noted. Borrower on X/X/XXXX called in and set up auto pay and paperless statements.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430196826	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loan was extremely delinquent and in active BKXX when history began in X/XXXX. Loan appears to have been modified in X/XXXX and has been current since then. BK has been discharged. RFD was due to curtailment of income. Last contact in X/XXXX indicates borrower scheduled a payment.

REASON FOR DEFAULT: Curtailed income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower has filed BKXX, filing date not available; case has been discharged.

PROPERTY: No property issues found.

430196834	8/1/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower changed his mailing address in XX/XXXX and requested a payoff quote. Borrower called about a redress check issued in X/XXXX, and verified payment receipt in X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment on the account in XX/XXXX, and set up auto-draft payments to start the following month. Borrower verified the payment draft date in X/XXXX, and was advised of LPI on the account after a policy lapse in X/XXXX. Borrower sent proof of insurance coverage in XX/XXXX, and updated the mailing address in X/XXXX. Borrower also confirmed property is a rental, and requested a XXXX statement. Last contact was X/XX/XXXX when servicer advised borrower of the NSF payments; borrower made a phone payment that day that was also NSF.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Borrower confirmed property is a rental in X/XXXX

430196873	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional account inquiry or phone payment, no hardship is noted. Last contact X/XX/XXXX with questions regarding escrow analysis.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430196876	8/1/2021	7/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. XXXX incentive applied in X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX, and set up auto-draft payments to begin the following month. No further contact. XXXX incentives applied in X/XXXX and in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430197037	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for a X/XX/XXXX welcomed call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430197158	8/1/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate borrower was offered a deferment agreement; date offered not noted. Borrower on XX/XX/XXXX stated that prior servicer had they on a X month repayment plan which they finished. Servicer advised borrower to send in all documentation to show payment plan was completed. Servicer also advised borrower that a deferral was completed due date was rolled from X/X to X/X, no further details noted. On XX/XX/XXXX borrower called in and discussed workout options, appears from comments an incomplete workout was received XX/XX/XXXXX. Documents were never received but instead servicer sent a streamline MOD offer on XX/XX/XXXX, borrower accepted the offered and completed the trial STIP plan form XX/XXXX to X/XXXX. Loan was modified in X/XXXX, due date rolled form X/XXXX to X/XXXX. Last contact X/XX/XXXX borrower and servicer went over the loan details and MOD details.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Comments on X/X/XXXX indicate loan was in FC, date referred unknown. FC was on hold as of X/X/XXXX for loss mit. FC taken off hold on XX/XX/XXXX and then placed on hold again on XX/XX/XXXX. FC canceled in X/XXXX due to loan modification.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430197171	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about payment X/X/XXXX. No recent contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430197233	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Loan transferred servicing in XX/XXXX. Borrower called in XX/XXXX to schedule a payment. Last contact was on X/XX/XX, borrower inquired about double payment showing on statement and was advised that the statement generated before the payment posted. Escrow deficiency notification and escrow analysis statement were sent in X/XXXX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430197245	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XX/XXXX borrower unemployed. Borrower placed on trial plan from X/XXXX to X/XXXX. Borrower made payments and loan modified in X/XXXX. Last contact with the borrower was X/X/XXXX to discuss taxes.

REASON FOR DEFAULT: RFD in X/XXXX was illness.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488664	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower other than making payments until borrower called X/X/XXXX stating unemployed due to XXXX. Three month deferral was approved. X/X/XXXX borrower still unemployed and applied for forbearance plan. X/XX/XXXX borrower cancelled loss mitigation request and began making monthly payments. Last contact was X/X/XXXX questioning insurance premium refund they received.

REASON FOR DEFAULT: Borrower unemployed due to XXXX.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431487842	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes borrower on Stip to Mod plan at start of history; servicer stated X/X/XXXX borrower due for Xrd payment. FB plan confirmed completed X/XX/XXXX. Borrower inquired about denial letter X/XX/XXXX. Mod workout booked X/X/XXXX. Borrower called to confirm Mod docs were received X/XX/XXXX. Borrower inquired XX/XX/XXXX how to remove name from loan (divorced) and UPB balance after Mod. Borrower inquired about refinance X/XX/XXXX. Borrower agreed to paperless statements X/XX/XXXX. Borrower requested tax form X/XX/XXXX. Welcome call completed XX/XX/XXXX. Borrower called to confirm ACH XX/XX/XXXX. Last contact X/XX/XXXX borrower confirmed payment.

REASON FOR DEFAULT: Divorce.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Servicer notes X/XX/XXXX code violation corrected; no details provided. No property damage noted.

431489075	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance X/X/XXXX. FB approved through June XXXX and timely payments resumed with no further contact.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489459	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to inquire about available XXXX relief options. Said spouse was only working part time and their business has been slow. The borrower was approved for three one-month deferrals that were completed in X/XXXX, X/XXXX, and X/XXXX. The loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: X/XXXX was due to reduced hours at work and income reduction due to business being slow. Hardship was caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488893	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made the final payment on a trial payment plan in X/XXXX. Spouse verified the modification was booked to the system in X/XXXX. Borrower made a phone payment in XX/XXXX, and verified taxes were paid in XX/XXXX. Borrower continued to make phone payments most months, and asked how long a prior bankruptcy from XXXX would be reported on credit in X/XXXX; servicer advised bankruptcy would be reported for the life of the loan unless borrower were to reaffirm the debt. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made monthly phone payments between XX/XXXX and X/XXXX. Borrower asked about an insurance refund in X/XXXX, and made another phone payment in X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer approved a X-month deferral, beginning the following month. Borrower asked about additional assistance options in X/XXXX, and was advised to complete an assistance application through the website. Borrower applied for assistance, but in X/XXXX servicer received a check from the county (reason for funds receipt is unknown, possible city XXXX assistance), and borrower chose to apply the funds as payments. Funds were misapplied, corrections were made in X/XXXX. Borrower asked about a home equity loan in XX/XXXX, and opted out of paperless statements in X/XXXX. Borrower asked how to reduce the interest rate in X/XXXX, and servicer advised borrower to contact a lender. Last contact was in X/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: XXXX: income curtailment. XXXX: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431488990	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate loan was modified, unable to determine exact date of modification or details of modification. Borrower on X/XX/XXXX stated impacted by XXXX, servicer completed a X month deferral on X/XX/XXXX. Borrower on XX/X/XXXX requested further assistance and on XX/X/XXXX servicer received an incomplete workout packet. Servicer closed workout on X/X/XXXX due to inactivity. No further assistance requested. Last contact X/X/XXXX borrower stated they were still gathering workout paperwork.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Comments on X/X/XXXX indicate XXXX damage on X/XX/XXXX, servicer received $XX,XXX. As of XX/X/XXXX servicer notes all work XXX% complete and all funds disbursed. Claim closed.

431488670	8/1/2021	7/31/2021	BK11	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing after XXXX disaster mod with little contact until request for XXXX assistance April XXXX. FB approved through June and timely payments resumed in July XXXX with no contact after X/XX/XXXX confirmation that account is set up to be paperless. July XXXX payment was returned NSF, replaced prior to month end.

REASON FOR DEFAULT: XXXX income curtailment, details unknown

FORECLOSURE: N/A

BANKRUPTCY: Comments X/XX/XXXX indicate this is a BK file, no case details provided. Sep XXXX comment indicates BKXX cram down has been forwarded for research, no further BK activity is noted. Unable to confirm if BKXX remains active.

PROPERTY: Property is non-owner occupied. Claim check received XX/XX/XXXX for DOL storm damage Sep XXXX, endorsed and released Nov XXXX, no details provided regarding damages. XXX% inspection was received X/X/XXXX.

431489281	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan modification boarded in X/XXXX, signed modification sent to borrower X/X/XXXX. Little contact with borrower until X/X/XXXX when borrower called stating sons help with mortgage and they are unemployed due to XXXX. Three month deferral approved and borrower resumed payments after the deferral. Last contact was X/XX/XXXX, questioning statement they received.

REASON FOR DEFAULT: Sons help borrower with payment and both were unemployed due to XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488135	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Disaster mod was approved prior to review period, hardship and financials are not noted. Account was performing post-mod with little contact prior to request for XXXX assistance X/XX/XXXX, hardship due to temporary unemployment and care for ill parents. FB approved through June XXXX, timely payments resumed in July XXXX. Borrower was hospitalized Sep-Oct XXXX but remained current with two subsequent contacts XX/XX/XXXX and X/X/XXXX for website assistance.

REASON FOR DEFAULT: XXXX income curtailment due to work shutdown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489465	8/1/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate servicer processed a MOD, date processed not noted. No details of MOD not noted. No borrower contact as loan has been current.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431488897	9/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Previous XXXX modification and recast available in XX/XXXX. Borrower chose to have loan recast, unable to determine terms. XX/XXXX pay history shows a $X,XXX.XX principal payment, unable to determine if from borrower on in conjunction with the recast of the loan. XX/XX/XXXX borrower had questions about the change in payments due to the recast. Last contact with the borrower was X/X/XXXX, updating phone number.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489268	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Executed modification, that was boarded in X/XXXX sent to borrower on X/X/XXXX. Borrower called X/XX/XXXX, stated experiencing hardship due to XXXX, no details provided. Three month deferral approved. Borrower resumed payments in X/XXXX. Last contact was X/X/XXXX, setting up payment

REASON FOR DEFAULT: Hardship due to XXXX, but no details provided.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488666	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to confirm the insurance information was received. No further contact since that time. The loan was modified in X/XXXX after successfully completing a trial plan and has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431350136	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Welcome call completed on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone. Payment was returned due to a bad account number. Last contact on X/XX/XXXX, borrower requested loan number to access website.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431350113	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No recent borrower contact. The borrower was sent an e-mail on X/XX/XXXX with information about signing up for paperless communication. Comments on XX/X/XXXX indicated borrower was set up on ACH on XX/X/XXXX and a message was left on the home phone that day. This appears to be the last attempt to contact borrower. Servicer comments on XX/XX/XXXX indicated the borrower's phone number was on the do not call Dialer list. No Loss Mit activity found.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property condition and occupancy was not provided in comments.
431350421	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Welcome call completed XX/XX/XXXX. Borrower scheduled payment XX/X/XXXX. Borrower inquired about monthly statement XX/XX/XXXX. Borrower requested tax form X/XX/XXXX. Last contact X/XX/XXXX borrower inquired about escrow overage check received.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.

431345932	8/1/2021	7/16/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	TN	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Loan has been current since the beginning of the review period. Borrower is deceased. Loan transferred servicing in XX/XXXX; welcome call completed XX/XX/XX, borrower's daughter stated that she has been the successor in interest since XXXX and was advised to send in documents. Certificate of death and probate documents were received in XX/XXXX. Last contact was on XX/XX/XX, borrower's daughter called wanting to know what other documents were needed and was advised that a granted deed is needed showing she is granted the property. No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431338187	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since the beginning of the review period. Contact history indicates loan has been modified, terms not available. Loan transferred servicing in XX/XXXX. Borrower called in X/XXXX for web reset and stated that he would make a payment online. Borrower stated in X/XXXX that the XXXX was wrong and was advised the loan had just transferred in November and only X payments were made and that the prior servicer should have sent him a XXXX. Last contact was in X/XXXX, borrower inquired about the increase in payment and was advised that it was due to escrow shortage.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431349684	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Welcome call completed XX/XX/XXXX borrower and servicer went over loan details. Borrower requested copy of pay history on XX/X/XXXX, on XX/X/XXXX borrower called in to see if pay history sent. Servicer advised sent XX/X/XXXX. Borrower on X/X/XXXX called in to discuss the NSF payment as they felt there should not have been NSF payment servicer went over the details. Borrower made payment over the phone to cover NSF, payment posted X/X/XXXX. Last contact was X/X/XXXX when borrower made payment over the phone.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Investment occupied

431350304	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted. ACH setup X/X/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431340680	8/1/2021	7/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower confirmed receipt of a mailed tax payment in X/XXXX, and requested assistance in making an online payment in XX/XXXX after loan transferred servicing that month. Borrower asked whether servicer accepted escrow shortage payments online in XX/XXXX, and confirmed payment receipt in X/XXXX. Last contact was a promise to pay in X/XXXX; borrower paid online the following week.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431341980	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX, and borrower made a phone payment. Last contact was a phone payment in XX/XXXX. Subsequent payments have been made through the IVR system.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431345397	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called XX/XX/XXXX to schedule payment. Borrower inquired about monthly statement XX/XX/XXXX. Borrower called to make payment X/XX/XXXX. Last contact X/XX/XXXX borrower called to confirm payment.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. Borrower had insurance claim questions X/XX/XXXX. Claim of $X,XXX.XX received X/XX/XXXX; date of loss X/X/XXXX. Loss draft check endorsed and released to borrower.

431350084	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked servicer to remove the PMI payment in X/XXXX, but servicer declined as LTV was above XX%. Servicer advised borrower to pay down the balance and resubmit the request. Borrower made a curtailment in X/XXXX to bring the loan below XX% LTV, and requested PMI removal, which was completed that month. Borrower called about insurance premiums in X/XXXX and in X/XXXX; servicer verified the premium had been paid in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431339604	9/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact. Current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431349033	10/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called on XX/X/XXXX, inquiring about payment options and updating mailing address. Last contact X/XX/XXXX, promising payment, which was kept.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431340133	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower other than making payments. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431350156	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower requested information on ACH payment on XX/XX/XXXX. Payment made on XX/XX/XXXX; returned NSF pm XX/XX/XXXX. Borrower requested that his daughter be authorized on the account on XX/XX/XXXX. Servicer advised to send the request in writing. Borrower wanted a refinance on XX/XX/XXXX; servicer advised that they do not refinance loans. Last contact on XX/XX/XXXX; borrower updated phone number on account.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.

431336877	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Repayment plan offered X/XX/XXXX; XXXX plan for $X starting X/X/XXXX due to XXXX. Extension letter sent X/XX/XXXX. Borrower called XX/X/XXXX to schedule payment due to NSF.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/X/XXXX. No property damage noted.
431350529	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower has been related to problems with the online account. Last contact was XX/XX/XXXX. Originated as investment.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431349474	8/1/2021	6/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since the beginning of the review period. It appears that a credit reporting dispute was received in X/XXXX and a credit correction was completed in X/XXXX. Loan transferred servicing in XX/XXXX and welcome was call completed on XX/XX/XX (last contact).

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431350452	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with no contact since XX/X/XXXX to confirm ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431350600	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called XX/XX/XXXX to schedule payment; borrower interested in verbal repayment plan; details of plan not provided. Last contact X/X/XXXX borrower had questions about statement; discussed ACH payments.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431351259	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Little contact with borrower, current loan. Last contact with borrower was X/XX/XXXX, borrower called about his statement. Originated as investment.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431350639	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431347174	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior or current servicer. Loan transferred servicing in XX/XXXX; auto-draft payments remained active after transfer.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431338368	8/1/2021	7/19/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NE	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: Owner occupied
431351514	9/1/2021	7/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact. REASON FOR DEFAULT: N/A FORECLOSURE: N/A BANKRUPTCY: N/A PROPERTY: Occupancy is unknown. No property issues noted.
431348785	8/1/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: Account is XxXX in the last XX months due to NSF return Nov XXXX that was not cured until December. Borrower called to reinstate, no discussion of hardship details or request for assistance is noted. Last contact X/XX/XXXX request for copy of pay history.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431338293	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact with borrower has been making payments. Last contact X/X/XXXX

REASON FOR DEFAULT: No RFD, current loan

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431351195	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact XX/XX/XXXX borrower called in about NSF payment, servicer went over details. Borrower made payment over the phone to replace NSF payment. No further contact noted.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431347344	8/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. Also agreed to set up ACH payments going forward. The loan is current but had a brief period of default in the past XX months. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431350407	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a promise to pay that was kept. No recent attempt to contact borrower was made. No Loss Mit activity found.

REASON FOR DEFAULT: RFD for slow payments is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property condition and occupancy was not provided in comments.
431339674	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower made a promise to pay by XX/XX/XXXX. Payment promise was kept. Last Dialer attempt to contact borrower was made on XX/X/XXXX with no success. Borrower was sent an email on X/XX/XXXX with information about signing up for paperless communication. No Loss Mit activity found.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property condition and occupancy was not provided in comments.
431338418	8/1/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX would make payment online; and again X/XX/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431350543	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in regarding a NSF payment and wanted to update their ACH information. The payment was replaced over the phone that same month. The payments are currently being paid by ACH. No further contact with the borrower and the loan has remained current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
431343354	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact X/XX/XXXX when unauthorized third party, borrower's spouse, called stating he had sent payment of $XXX.XX via WU that day. PH indicated payment promise was kept. No recent attempt to contact borrower. Welcome call was made on XX/XX/XXXX. No Loss Mit activity found.

REASON FOR DEFAULT: RFD for late payment is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property condition and occupancy was not provided in comments.
431342437	8/1/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Only call on XX/XX/XXXX, welcome call completed, and payment made via phone.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431346182	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower requested information about auto draft on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower requested information on escrow shortage. Specifics not noted.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Current occupancy is unknown.

431350803	8/1/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/X/XXXX when borrower called regarding a fee and the monthly payment. ACH was set up that day to start drafting on XX/X/XXXX. No additional attempt to contact borrower was made. No Loss Mit activity was found.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property condition and occupancy was not provided in comments.
431350846	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower has been current on the loan with only minor delinquency. Loan transferred servicing in XX/XXXX. Payment was returned on XX/XX/XX due to NSF, however, borrower was able to make X payments the following month. Welcome call was completed on XX/X/XX, borrower called to inquire about the NSF notification he received and was advised of the returned payment. Last contact was in X/XXX, borrower called to verify the insurance policy number. Annual PMI disclosure letter was sent on X/XX/XX. No further details.

REASON FOR DEFAULT:

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431346382	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower authorized a third party on the account in X/XXXX. No other contact with either borrower.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431489926	8/10/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate servicer was in process of modifying loan, unable to determine when borrower sent in a workout packet and if they financially qualified. Loan modified in X/XXXX due date rolled from X/XXXX to X/XXXX, no further details noted. Borrower on X/XX/XXXX stated impacted by XXXX and they are hoping to make payments. Servicer did go over all assistance options with borrower. Borrower never requested assistance. Last contact X/XX/XXXX when borrower requested servicer to resent their XXXX, nothing further discussed.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

OTHER: Borrower changed the due date to the XXth of each month on X/X/XXXX, per servicing notes. Billing statement dated X/XX/XXXX verifies a due date on the Xst of the month; billing statement on X/XX/XXXX verifies a due date on the XXth of each month.
431489935	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Xrd party inquired about escrow shortage XX/X/XXXX. Borrower hardship noted X/X/XXXX due to borrower illness; in hospital. Borrower confirmed service transfer XX/X/XXXX. Xrd party authorization provided XX/XX/XXXX. Xrd party requested paperless statements X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431489008	9/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431487741	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Streamline disaster mod was approved prior to review period, trial completed July XXXX, hardship and financials not noted. Account is performing post-mod with no contact except for X/X/XXXX request for refinance information.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431487962	8/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about additional principal payments X/XX/XXXX. Welcome call completed XX/X/XXXX. Borrower inquired about payment increase X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX X/XX/XXXX. Payment deferral completed X/X/XXXX. Borrower confirmed payment deferrals X/XX/XXXX. Payment deferral completed X/XX/XXXX and X/XX/XXXX. Servicer advised X/XX/XXXX deferral was P&I; borrower still to pay escrow. Borrower requested tax form X/XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489175	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower, current loan. Last contact X/X/XXXX about insurance.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431487963	9/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for welcome call and account inquiries. Last contact X/XX/XXXX question about maturity date.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. XX% inspection received for repairs from DOL Sep XXXX and claim was closed X/XX/XXXX, no details provided regarding extent of damages or amount of claim.

431488241	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in to discuss the recent escrow analysis. The notes show the borrower was on a trial plan that was completed in X/XXXX. The loan was then modified and has remained current since that time. The loan is also set up on ACH. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489273	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan modified in X/XXXX, appears to be disaster modification. Executed documents sent to borrower X/XX/XXXX. Very little contact with borrower until X/X/XXXX when they stated laid off due to XXXX. Three month deferral approved. Borrower made principal reduction payments during deferral and resumed making payments upon completion of the deferral. Last contact with the borrower was X/XX/XXXX, confirming payment was received.

REASON FOR DEFAULT: Borrower was laid off due to XXXX.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431487983	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called X/XX/XXXX to review escrow account. Borrower stated X/X/XXXX impacted by XXXX; unable to work. Payment deferral complete X/X/XXXX. Borrower inquired if insurance paid X/XX/XXXX. Payment deferral completed X/XX/XXXX and X/XX/XXXX. Servicer advised next due X/X/XXXX. Borrower called XX/XX/XXXX to see if new insurance paid. Borrower requested new escrow analysis XX/XX/XXXX. Last contact X/X/XXXX borrower requested account information.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Servicer notes X/X/XXXX hazard insurance claim; repairs XXX% complete. Details of claim not provided.

431489085	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Executed modification sent to borrower on X/XX/XXXX, modification was boarded in X/XXXX. X/XX/XXXX borrower called about escrow refund he thought he had lost, but servicer advised it had been cashed.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: XX/XX/XXXX borrower called to speak to insurance claims department. Borrower also mentioned a claim check during the welcome call on XX/X/XXXX, no other information available.

431489201	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower to advise the final modification documents are about to be sent. The notes show the borrower was paying on a trial plan at that time and the modification was completed in X/XXXX. The loan has remained current since that time and no further contact with the borrower. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489276	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

LITIGATION: Comment on X/X/XXXX states loan is involved in litigation being managed by corporate legal. Collier County filed eminent domain suit, seeking to obtain title to a portion of land on the north side of the property to be used for constructing a road. Settlement has been proposed iao $XXXk, with a portion being paid directly to borrower to fund construction of a fence along perimeter of new road. Suit is estimated to be resolved by fall XXXX, as soon as the Cleark issues payment and servicer issues settlement to borrower.

431489757	8/1/2021	7/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower requested to have payment reversed XX/XX/XXXX due to duplicate payment made. Borrower inquired about payment increase X/X/XXXX. Borrower called X/XX/XXXX to confirm new insurance. Borrower confirmed X/XX/XXXX did not want escrow account closed. Welcome call completed XX/X/XXXX. Borrower stated X/XX/XXXX impacted by XXXX. Payment deferral completed X/XX/XXXX. Borrower called X/XX/XXXX to confirm terms of deferral. Borrower advised X/XX/XXXX not in flood zone. Payment deferral completed X/XX/XXXX and X/XX/XXXX. Borrower confirmed ACH X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Servicer notes hazard insurance inspection completed X/X/XXXX; details of claim not provided.

431488113	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Signed modification, boarded in X/XXXX, sent to borrower X/X/XXXX. Very little contact with borrower, current loan. Last contact X/XX/XXXX with questions about website.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489767	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional account inquiry no hardship is noted. Last contact X/XX/XXXX with questions about escrow analysis and payment increase.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489756	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was on forbearance plan as of start of comments in X/XXXX, and completed plan. Modification was boarded, appeared to be disaster modification. Only recent contact was the welcome call on XX/X/XXXX

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence or property damage.

431488674	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Spouse made a phone payment in XX/XXXX, but servicer wouldn't accept a payment from spouse in X/XXXX as he wasn't an authorized signor on the checking account used. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower verified payment receipt in XX/XXXX, and spouse requested XXXX assistance in X/XXXX. Servicer granted a X-month deferral beginning in X/XXXX. Borrower requested an additional deferral in X/XXXX, but servicer required an assistance application. Borrower applied in X/XXXX, but package was closed in X/XXXX due to incomplete information. Spouse called to find out why the application review was closed in X/XXXX; servicer response was not provided.

REASON FOR DEFAULT: XXXX impact, details were not provided; unexpected repairs and other expenses

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower submitted an insurance check for endorsement in X/XXXX, for XXXX damage the prior month. Funds were endorsed and returned to borrower, claim was not monitored. Unable to verify current property condition.

431489080	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, servicer offered deferral. Borrower accepted deferral which servicer completed on X/X/XXXX deferring X payments. Borrower on X/XX/XXXX requested further assistance, servicer offered a X month repayment plan which borrower declined as they felt that was not assistance. Borrower called in X/XX/XXXX and requested further XXXX assistance and servicer offered a repayment plan which borrower declined. Last contact was X/XX/XXXX when borrower discussed loan details with servicer. Borrower on X/XX/XXXX called to confirm payment received, servicer advised received. Borrower also made a payment which they want to be posted to escrow account.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: BK X filed X/XX/XXXX, unknown discharge date. Comments do indicate borrower reaffirmed the debt. Case number not provided.

PROPERTY: NA

431487955	8/1/2021	7/2/2021	BK13	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in regarding a letter received about the account being sold to another investor. No further contact and the loan has remained current since that time. The notes also show the account is in active chapter XX bankruptcy. The loan was also modified in X/XXXX. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The loan is in an active chapter XX bankruptcy that was filed in XXXX. Unable to confirm the exact filing date. The plan has been confirmed.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431487854	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/maintain payments. Servicer notes X/XX/XXXX Mod workout approved; details of workout not provided. Borrower had questions about escrow X/XX/XXXX. Borrower had questions about Mod X/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower inquired about loan status (in FC) XX/XX/XXXX. Borrower inquired about payment increase X/X/XXXX. Borrower advised XX/XX/XXXX husband in hospital; welcome call completed. Borrower again inquired about payment increase X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX; Payment deferral completed X/XX/XXXX. Servicer requested escrow analysis X/XX/XXXX. Payment deferral again completed X/XX/XXXX and X/XX/XXXX. Borrower stated X/X/XXXX returning to work part-time. Borrower inquired about principal curtailment payments XX/XX/XXXX. Borrower inquired about possible refinance X/X/XXXX. Borrower inquired about escrow analysis and PMI removal X/XX/XXXX. Last contact X/X/XXXX borrower stated sending in loss claim draft.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard loss claim noted XX/XX/XXXX; details of claim not provided. Date of loss X/XX/XXXX. Servicer notes X/XX/XXXX property has been demolished. Servicer confirmed by property inspection X/XX/XXXX X% of repairs completed; no further details provided. Borrower stated X/X/XXXX sending additional claim.

431489733	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes Mod agreement sent X/X/XXXX; details of workout not provided. Borrower inquired about decreased payment amount XX/X/XXXX. Borrower inquired about service transfer X/XX/XXXX. Welcome call completed XX/X/XXXX. Borrower inquired about note transfer X/XX/XXXX. Borrower called to schedule payment X/XX/XXXX; called to schedule payment X/XX/XXXX. Borrower inquired about LPI X/XX/XXXX. Borrower inquired about statement XX/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/X/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

431488974	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes Mod workout at start of history; details of workout not provided. Mod workout booked X/XX/XXXX. Borrower inquired about tax bill being paid. Borrower confirmed payment X/XX/XXXX. Borrower requested escrow analysis XX/XX/XXXX. Borrower indicated impacted by XXXX X/X/XXXX, X/XX/XXX. Payment deferral completed X/X/XXXX. Borrower inquired about statement/next due X/XX/XXXX. Payment deferral completed X/XX/XXXX. Borrower inquired about payment assistance application X/XX/XXXX. Borrower stated X/XX/XXXX didn't require assistance anymore. ACH setup X/XX/XXXX. Last contact X/XX/XXXX having concerns with ACH on account.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard loss claim noted X/XX/XXXX; date of loss X/XX/XXXX due to XXXX; details of claim not provided. Last draw disbursed XX/XX/XXXX.

431488815	9/1/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The loan has remained current since that time and no further contact with the borrower. The loan was modified in X/XXXX after successfully completing a trial period plan. The borrower has disputed some of the terms of that modification as late as XX/XXXX. The terms were reviewed and confirmed to be correct and no further dispute noted since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489880	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan modification boarded in X/XXXX, executed modification sent to borrower X/X/XXXX. Little contact with borrower. Last contact was X/XX/XXXX with general questions and authorizing daughter on the loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: XX/XX/XXXX loss draft in the amount of $X,XXX.XX. Unable to determine date of loss or type. Check was endorsed and sent to the borrower on XX/XX/XXXX. Another loss draft check in the amount of $X,XXX.XX received XX/XX/XXXX, also endorsed and sent to borrower.
431488288	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Executed modification that was boarded in X/XXXX was sent to the borrower on X/X/XXXX. Very little contact with borrower. Last contact was X/X/XXXX inquiring about insurance.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431487840	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan modified in X/XXXX, executed documents sent to borrower X/XX/XXXX. X/XX/XXXX Mrs. called and stated getting divorced and wants to be removed from the loan. XX/XX/XXXX borrower stated getting divorced and he was awarded the property and wanted to remove x-wife. X/XX/XXXX borrower unemployed due to XXXX. Three month deferral approved. Last contact with the borrower was X/XX/XXXX, stating payment would be made the next day, payment received X/XX/XXXX.

REASON FOR DEFAULT: Unemployment due to XXXX and divorce

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: X/XX/XXXX borrower called regarding XXXX damage on X/XX/XXXX, claim check in the amount of $XX,XXX.XX. Unable to confirm work was completed.

431487952	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Disaster mod was approved prior to review period, hardship and financials not noted. Account is performing post-mod with occasional account inquiry. Last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489195	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Mod was approved prior to review period, hardship and financials are not noted. Account is performing for the last X years with no borrower contact except for Oct XXXX welcome call.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431388293	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to curtailment of income; lost hours at work. XXXX FB offered X/XX/XXXX to X/XX/XXXX for $X.XX. Borrower inquired about X-month payment deferral X/XX/XXXX. Plan confirmed kept X/X/XXXX. Welcome call completed XX/XX/XXXX. Borrower stated awaiting assistance due to XXXX. No further contact noted.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431388294	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account was rolling XX-XX delinquent until cured Mar XXXX, hardship details are not noted. Borrower advised of XXXX impact Mar XXXX due to work furlough, but did not complete the loss mit application. Authorized spouse advised X/XX/XXXX assistance was not needed. Account remains current, last contact X/XX/XXXX with questions about insurance mortgagee clause..

REASON FOR DEFAULT: Income curtailment, details unknown

FORECLOSURE: N/A

BANKRUPTCY: BKX discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

431388298	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. X/XXXX Deferral details are being discussed. XX/XXXX Payment options are being discussed. Borrower has been cooperative. The most recent contact was on X/X/XXXX, borrower calls in to confirm a payment was received and reports that the primary borrower is deceased.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The loan has been discharged in a chapter X bankruptcy. Unable to confirm filing date, chapter and discharge date. No further BK activity found.

PROPERTY: No property issues found.

431388877	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VT	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact with borrower noted in contact history. Only dialer attempts were in XX/XXXX after loan transferred servicing.

REASON FOR DEFAULT: Unable to determine a RFD. No recent indication of ongoing hardship. No default in the past year

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431388340	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Welcome call completed X/XX/XXXX and XX/XX/XXXX. Borrower stated X/XX/XXXX unable to get homeowners insurance due to roof issues; wants to keep LPI.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431388399	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower remained current until XX/XXXX, then maintained a fluctuating delinquency. No requests for payment assistance during default, or during welcome call with prior servicer in X/XXXX. Last contact was in X/XXXX when borrower made a promise to pay the full amount due; loan reinstated that month and has since remained current. Loan transferred servicing again in XX/XXXX; no borrower contact with servicer.

REASON FOR DEFAULT: XXXX-Income curtailment. XXXX-not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431388458	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, newly boarded loan; welcome call completed X/XX/XX. Loan was identified as in active trial plan with the prior servicer, due X/X/XX, X/X/XX, X/X/XX. A X month trial plan was added on X/X/XX ending X/X/XX, unable to determine the payment amount. Co-borrower called on X/XX/XX stating that she was on a trial plan from February to April and completed the plan but was advised two trial payments were still due. It appears that the trial plan was completed in X/XXXX; X payments were applied bringing the loan current. Co-borrower called in XX/XXXX about the transfer (loan pending service release) stating that they have a mod with the prior servicer and that she already made the XX/X/XX payment online with the prior servicer and wanted to make sure this information would be transferred over and was advised that the prior servicer should forward the payment and mod should be updated in the system (loan modified in XXXX). Loan transferred servicing in XX/XXXX. Escrow deficiency notification and escrow analysis were sent in X/XXXX. Co-borrower called in X/XXXX requesting taxes research because she did not agree with the increase in payment and questioned the escrow balance and the escrow analysis. Escrow analysis statement was sent on X/XX/XX. Last contact was on X/XX/XX, borrower scheduled a payment.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

431388459	8/16/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins in X/XXXX; borrowers struggled to make payments on the loan. Borrower requested XXXX assistance in X/XXXX and was approved for a X payment FB plan in X/XXXX ending in X/XXXX. Borrower appears to have completed the FB plan and was approved for a X year mod. Borrower called on X/XX/XX to accept the mod; no longer impacted by XXXX. Loan was modified effective X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed XX/X/XX. Co-borrower called on X/X/XX to set up ACH. Co-borrower called in again on X/X/XX to cancel the prior ach and requested a due date change. Due date change request form was received on X/XX/XX; ACH set up completed X/XX/XX. It appears that the due date changed from the Xst of the month to the XXth of the month beginning in May XXXX. Last contact was on X/XX/XX, co-borrower scheduled a payment and requested for the late fees to be waived; X late fees were waived as a courtesy.

REASON FOR DEFAULT: Curtailment of income and illness of a family member due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

431388495	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Last contact with prior servicer on X/XX/XXXX; borrower made a payment over the phone which posted same day. Servicer advised borrower that they are still under XXXX relief FB plan since they were affected. Details of plan not noted. Loan transferred servicing in XX/XXXX. Borrower made a phone payment in X/XXXX, and set up auto-draft payments in X/XXXX. No further contact.

REASON FOR DEFAULT: Unemployment due to XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431388540	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, newly boarded loan. Xrd party, borrower's spouse called on X/XX/XXXX stating that they should have been due for January and that they were on a XX month repayment plan with the prior Servicer. Xrd party, called in again on X/XX/XX angry that no one had gotten back to her regarding the missing payment after the Servicing transfer, also stated they were impacted by the XXXX (curtailed income), XXXX temp assistance was discussed but no details provided. Xrd party called to make a payment in X/XXXX and stated that loan should not have been due for X payments and scheduled X payments. Tax disbursement was made in X/XXXX. Loan was brought current in X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed XX/X/XX (last contact). Servicer transfer file review was completed and it was determined that the borrower received XXXX protection from X/XX/XX - X/XX/XX and that post XXXX loss mit was opened and the borrower was sent a letter on X/XX/XX offering to review for assistance at the end of the XXXX protection, however, no review was opened and no docs were were received.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

431388610	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: contact history begins X/XXXX. Tax disbursement was made in XX/XXXX. Loan transferred servicing in XX/XXXX. Minimal contact is noted; co-borrower called on XX/XX/XX to schedule a payment. Data indicates loan was delinquent in XXXX until the borrower made X payments in XX/XXXX bringing the loan current. RFD is unknown. Escrow analysis statement and step rate notification were sent in X/XXXX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388721	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: There is occasional borrower contact to schedule or confirm payments, no discussion of hardship or loss mitigation due to BK discharge. Account was rolling XX-delinquent throughout XXXX, XX+ delinquent in XXXX until cured July XXXX. Borrower is XxXX in the last XX months due to missed December payment. Last contact X/X/XXXX, borrower kept promise to cure in January.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKX filed Mar XXXX was discharged Oct XXXX.

PROPERTY: Property is owner occupied. No property issues noted.
431388722	8/1/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request the account number. The borrower appears to be cooperative during noted conversations and often agrees to make payments by phone. The borrower called in XX/XXXX and indicated an income reduction but no workout activity was pursued. The borrower indicated they were impacted by the XXXX XXXX on X/XX/XXXX and were offered a XXXX forbearance. The loan is now current but experienced a brief period of default in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. Was also impacted by the XXXX XXXX in X/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
431388725	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Fairly regular contact is recorded. Borrower hardship noted X/XX/XXXX, borrower advised would pay with income tax returns. Borrower inquired about XXXX programs X/XX/XXXX. Borrower has been cooperative. No recent loss mit activity noted. The most recent contact was on X/X/XXXX with payment arrangements being made.

REASON FOR DEFAULT: X/XXXX curtailment of self employment income. X/XXXX XXXX. XX/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388804	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The notes show the borrower usually makes payments via the servicer's IVR. The notes also reflect a modification offered to the borrower prior to X/XXXX that was not accepted. There has not been a lot of contact with the borrower since that time but the loan has remained current for the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431388856	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is making arrangements to reinstate the loan. X/XXXX Reinstatement funds are received, no RFD is given. Since the reinstatement, the account has been kept current with no contact. No loss mit activity noted. The most recent contact was on X/XX/XXXX, borrower calls in to check on the status of the reinstatement funds.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431317249	7/29/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Recent contact has been minimal and is limited to payment arrangements. No loss mit activity noted. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BANKRUPTCY: Date filed XX/X/XXXX, chapter XX, discharged XX/XX/XXXX

PROPERTY: No property issues found.

431317343	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower entered into a trial plan agreement effective X/X/XX. Loan was modified effective XX/X/XX, $XX,XXX was permanently forgiven. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Welcome call completed XX/XX/XXXX; no further contact noted.

REASON FOR DEFAULT: Unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431294374	8/1/2021	6/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower has been in frequent contact and often made payments by phone. The loan has been in an active chapter XX bankruptcy but was recently discharged in X/XXXX. The notes also show the loan has been modified in the past but unable to determine the modification date. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine the RFD due to the active bankruptcy. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The loan has been in an active chapter XX bankruptcy throughout the past X years and was recently discharged in X/XXXX. Filing date not provided.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431294435	9/1/2021	7/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Provided history is mostly duplicate entries with no significant activity noted. XX/XXXX Borrower responds to a welcome call. The most recent contact was on X/XX/XXXX with the account status being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431294576	9/1/2021	7/20/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer monitored performing BK until discharge, case current at closing. Last contact X/XX/XXXX, borrower requested the bankruptcy department and was transferred, no hardship is noted. Account has been paid ahead since Jan XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX was discharged Feb XXXX, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

431294744	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Loan transferred servicing in XX/XXXX. Minimal contact is noted; borrower called in X/XXXX to schedule a payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Contact history indicates loan is a discharged BKXX, no details provided.

PROPERTY: No property issues found.

431482263	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Loan has been modified (terms not available); data indicates borrower has been current on the loan since XXXX. Borrower called in X/XXXX to go over escrow and shortage. Loan transferred servicing in X/XXXX. Borrower called on X/X/XX to discuss the error he received while trying make a payment; payment was submitted through pre-boarding system. Welcome email was sent on X/XX/XX. Step rate notification was sent in X/XXXX. Last contact was in X/XXXX, borrower called to go over the account information.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Multiple BK filings; BKX (filing date unknown) which has been discharged and another BK filing in XXXX which has also been discharged. Chapter and case number not provided.

PROPERTY: No property issues found.

431482297	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins in XX/XXXX. XX/XXXX Borrower responds to a welcome call, a payment plan is discussed, no RFD is provided. Regular notes follow with borrower making payment arrangements. No recent loss mit activity was found. The most recent contact was on X/XX/XXXX, an insurance claim check was mistakenly applied to the account as principal.

REASON FOR DEFAULT: XX/XXXX None provided. X/XXXX Illness of mortgagor. X/XXXX Waiting on a deposit.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XX/XXXX Notes reference an insurance claim IAO $XX,XXX. No specifics are provided. No notes found indicating if/when all repairs were completed.
431482360	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Loan has been modified (terms not available); data indicates borrower has been current on the loan since XXXX. Borrower scheduled a payment in XX/XXXX and stated that he usually pays between the Xth and the XXth of the month. Loan transferred servicing in X/XXXX. Last contact was on X/XX/XX, welcome call was completed; borrower called to find out payment methods and wanted to make sure everything would stay the same and was advised there would be no changes to the loan.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX, filing date not available.

PROPERTY: No property issues found.

431482372	10/1/2021	7/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone and advised that they are shopping for homeowners insurance. The loan was modified in XX/XXXX. The loan has remained current for the past XX months and the borrower appears to be cooperative. Noted conversations with the borrower are general questions and arranging for payment. No recent indication of hardship or active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431482395	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower confirmed payment X/X/XXXX. Borrower stated X/XX/XXXX sent payment X/X/XXXX that has not yet cleared her bank. Borrower requested ACH setup X/XX/XXXX. Last contact X/XX/XXXX borrower requested address to send escrow deficiency check.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431482396	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested X/XX/XXXX to have NSF fee waived. Borrower called to confirm payment X/XX/XXXX. XXXX incentive applied X/XX/XXXX. Last contact X/XX/XXXX borrower called to confirm payment.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes BKXX filed X/XX/XXXX which was discharged X/XX/XXXX. .

PROPERTY: Property is owner-occupied. No property damage noted.

431482398	9/1/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. The last contact with prior servicer was on X/XX/XXXX, the borrower called in to follow up on the extension agreement and was advised it was under review. She is unemployed and looking for work since X/XXXX. The notes and payment history reflect multiple deferrals completed since that time. A total of X payments have been deferred totaling $X,XXX.XX. The notes also indicate the borrower has been working on a XXXX related forbearance but it appears to have been closed on X/X/XXXX due to no response from the borrower. Loan transferred servicing in X/XXXX. Only contact was in X/XXXX when borrower asked what the negative escrow amount was. Borrower paid through the website two weeks later.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being out of work and impacted by the XXXX XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431482256	8/1/2021	7/20/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower was struggling due to unemployment. Once he started working again, he reinstated in X/XXXX. No reason given for the missed X/XXXX payment; loan reinstated the following month. Borrower has paid towards the end of each month due to his XXXX unemployment; hardship was first mentioned in X/XXXX. Recent contact in the last three months has been regarding an escrow shortage. Borrower sent in the funds for the shortage in X/XXXX.

REASON FOR DEFAULT: XXXX-Borrower unemployment due to XXXX, receives UE benefits. XXXX-laid off for X months, started working again in mid-XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, current condition unknown

431482327	10/1/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Very little contact with the borrower, no hardship or loss mitigation activity is noted. Borrower makes payments on website. Last contact on XX/XX/XXXX, borrower called and requested her loan number. Account is current since reinstatement Dec XXXX with no further contact.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431482328	9/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated X/XX/XXXX would make payment by month-end; stated wife in nursing school. Borrower stated XX/XX/XXXX would call back later for payment. Borrower stated XX/X/XXXX just recently brought loan current with prior servicer; provided insurance coverage information. Borrower called XX/XX/XXXX to follow-up on coverage. Borrower called to make payment XX/XX/XXXX. Borrower requested total amount due X/XX/XXXX. Borrower requested proof of ownership X/X/XXXX. No further contact noted. Welcome call completed on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower requested online account be unlocked.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower between jobs.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431350679	8/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: Several notes are recorded in XX/XXXX regarding an escrow change. Minimal recent contact with no loss mit activity. The most recent contact was on X/XX/XXXX with borrower calling in to get the due date.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431338016	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with no contact except for XX/XX/XXXX confirmation that curtailments were being applied correctly.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

431345231	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing, NSF returns due to errors in banking info were replaced in month due. Last contact X/X/XXXX to confirm ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431339179	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since the beginning of the review period. Contact history indicates loan has been modified and that a credit report deferral adjustment was completed in X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed XX/XX/XX. ACH set up was completed on XX/XX/XX. Last contact on XX/X/XX indicates borrower called to verify ACH and requested a Spanish agent.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431345234	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with occasional borrower contact for account inquiry. Last contact X/XX/XXXX to confirm payment was posted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

431346986	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XXXX Payment arrangements are being discussed. The only other recent contact was on X/XX/XXXX, borrower calls in to request a payoff quote.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431336790	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call was completed and auto-draft payments were set up that month. Borrower requested website account access in XX/XXXX, and verified payment receipt in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431352524	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: No contact with borrower, current loan.

REASON FOR DEFAULT: No RFD, current loan

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431341442	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower, current loan. Last contact X/XX/XXXX, about escrow shortage.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431341644	9/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since the beginning of the review period. Contact history indicates loan has been modified, mod terms not available. Loan transferred servicing in XX/XXXX. Minimal contact is noted; representative attempted to complete the welcome call with the borrower on XX/XX/XX but the borrower refused and disconnected the call.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431350578	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. A welcome call was completed in XX/XXXX after loan transferred servicing that month. No further contact with borrower.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431350436	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called in on XX/XX/XXXX to verify due date. On XX/XX/XXXX, borrower called to discuss the recent escrow analysis. Borrower stated that the yearly tax amount did not decrease and that they would fax in proof. Last contact on XX/XX/XXXX, borrower advised that tax amount was corrected.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.

431350086	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.

431350522	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. A welcome call was completed in XX/XXXX after loan transferred servicing. Borrower made phone payments in XX/XXXX and XX/XXXX, then began paying through the IVR system. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431349451	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	14M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower has been current on the loan with only minor delinquency. Contact history indicates loan has been modified; terms not available. Loan transferred servicing in XX/XXXX. Borrower failed to make a payment in November but was able to make X payments in December. Minimal contact is noted; co-borrower called in on XX/XX/XX to inquire about the transfer and methods of payment.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431351521	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	14M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with no contact except for X/XX/XXXX request for website assistance.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431490018	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The only contact recorded was on X/X/XXXX with borrower calling in to request their payment history. No other significant activity was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431489189	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about refinance X/X/XXXX. Borrower stated XX/XX/XXXX thought payment was scheduled. Borrower stated X/X/XXXX impacted by XXXX; in restaurant business and not working. Payment deferral completed X/XX/XXXX, X/XX/XXXXand X/XX/XXXX. Borrower inquired next due X/XX/XXXX. Borrower stated X/XX/XXXX if able to make payment. XXXX disaster area noted X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489104	8/1/2021	7/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower. REASON FOR DEFAULT: No default FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: Owner occupied
431490321	8/1/2021	7/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for phone payment. Last contact X/XX/XXXX to make a principal reduction.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488083	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for request original UPB amount on X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431489539	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower. REASON FOR DEFAULT: No default FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: Owner occupied
431489140	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower's hours had been reduced due to XXXX. Three month deferral approved. X/XX/XXXX borrower inquired about further assistance and was instructed to submit a loss mitigation package. Borrower has made payments and it does not appear that borrower ever submitted a loss mitigation package. Last contact was X/XX/XXXX, general questions about loan.

REASON FOR DEFAULT: Income impacted by XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488690-1	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Last contact X/XX/XXXX borrower stated wants payment split in half.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489517-1	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested a XXXX statement in X/XXXX. Borrower disputed late fees in X/XXXX charged by prior servicer; servicer advised fees were valid, as they were assessed for payments made after grace period expiration. Borrower made a phone payment in XX/XXXX, and verified servicer accepted bank bill pay in XX/XXXX. Borrower verified servicer paid flood insurance in X/XXXX, and disputed LPI placed on the account in X/XXXX. Borrower asked servicer to cancel LPI flood insurance in X/XXXX, as he had HOI flood coverage; servicer response was not provided. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
419149769	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as borrower has not returned calls. REASON FOR DEFAULT: Unknown FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
419148535	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact with borrower is limited to occasional payment arrangements. No loss mit activity noted. The most recent contact was on X/X/XXXX with ACH details being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: Notes in X/XXXX reference a past FC action that occurred in XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419148624	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Borrower responds to a welcome call. No loss mit activity noted. X/XXXX Borrower calls in to discuss fees on the account. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes on X/X/XXXX reference a loss mit claim for XXXX damages. No specifics are provided. No notes found indicating if/when all repairs were completed.
419148618	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact with no recent loss mit activity noted. X/XX/XXXX Borrower responds to a welcome call. The most recent contact was on XX/XX/XXXX to verify a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419149845	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower calls in to discuss a NSF payment. X/XXXX Borrower accepts a verbal repayment plan, no RFD is given. Borrower has not been very responsive with numerous unsuccessful attempts are communication recorded. The most recent contact was on X/XX/XXXX with borrower calling in to discuss the account.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419159905	8/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance April XXXX, borrower is self employed and unable to work due to stay at home orders. Timely payments resumed in July, last contact X/X/XXXX for assistance with password reset.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

419159908	9/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is paid ahead for the last X years with ongoing contact for phone payments or account questions. Borrower has inquired several times about what will happen to the account if he passes away and has authorized daughter for life of loan. Last contact X/XX/XXXX, servicer discussed what documents would be needed for daughter to assume the loan. No discussion of hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431490006	9/1/2021	7/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Welcome email was sent on XX/XX/XX. Borrower called in on XX/XX/XX to inquire about the transfer and was advised of the next due date, taxes, insurance and ACH. Borrower disputed a prior servicer late fee on XX/XX/XX stating that she had never been late on the account. Borrower was advised that the late fees were assess for the late June XXXX and July XXXX payments. The June payment was made on X/X/XX and the July payment was made on X/X/XX. Dispute resolution letter was sent on XX/X/XX. Payoff quotes were requested in X/XXXX. ARM rate/payment change notice as wells as escrow analysis statement were sent in X/XXXX. Last contact was on X/XX/XX, borrower's spouse called requesting the billing statement and stating that they are trying to refinance the home. Loan is paid ahead.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431490058	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated on XX/XX/XXXX, that they would mail out payment. Borrower requested help on XX/XX/XXXX navigating the website to make a payment on the website. Borrower requested assistance on XX/XX/XXXX, X-month deferment was granted. Last contact on XX/XX/XXXX, borrower wanted to confirm that ACH payments would start in July; servicer advised yes.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, income impacted by XXXX.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Second-home per data tape.
431488890	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Welcome home email was sent on XX/XX/XX. Borrower stated in XX/XXXX that he made the payment to the prior servicer and should not have had late fee on the account; late fee was reversed and reapplied to principal. Borrower called for insurance inquiry in XX/XXXX and was advised that the insurance had been paid. Last contact was on X/XX/XX, borrower called in for general inquiry. ARM interest rate change only notice was sent on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489202	8/1/2021	7/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/XX/XX stating he was laid off from work due to XXXX and received a X month deferral beginning with the X/X/XX payment. Last contact was in X/XXXX, borrower called in to verify the principal balance. Late notice was emailed on X/XX/XX; last payment posted on X/XX/XX. Loan is current. ARM interest rate change only was emailed on X/XX/XX.

REASON FOR DEFAULT: Borrower was laid off due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488913	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431490116	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Only contact on XX/XX/XXXX, borrower stated that she mailed a payment.

REASON FOR DEFAULT: RFD not noted.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: BKX filed on XX/XX/XXXX; discharged with reaffirmation on XX/XX/XXXX.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431487940	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX indicated impacted by XXXX, servicer offered a deferral X/XX/XXXX which borrower accepted. Deferral was for X months starting X/XXXX. No further assistance requested. last contact X/XX/XXXX borrower returned servicers call, servicer advised automated dialer ; nothing further discussed.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431487750	9/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Non-owner occupied per data tape.

431487751	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested a modification in XX/XXXX; denied in XX/XXXX due to imminent default based on bank statements. Last contact on XX/XX/XXXX, the borrower called for clarification on escrow analysis.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: Per notes on XX/XX/XXXX, there was a prior discharged BK. Details regarding filing date, chapter, case number and discharge date not provided.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431489689	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431489944	8/15/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin in XX/XXXX, no prior servicer comments. X/XX/XXXX borrower called to confirm how payments are being applied. Borrower wants all funds over an above the P&I payment to be applied to principal, not future payments.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

431489923	9/15/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin in XX/XXXX, no prior servicer comments. No borrower contact, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

430531160	8/1/2021	7/12/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact noted borrower has not returned calls. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
430531234	8/1/2021	7/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact noted loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: BK XX filed X/XX/XXXX and discharged XX/XX/XXXX. PROPERTY: NA
430562895	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggle to make payments on the loan. Loan transferred servicing in X/XXXX; welcome call completed X/XXXX, borrower indicated RDF due to curtailment of income. Loss mit package was sent in X/XXXX and it appears that the borrower was approved for a trial plan (details not available). Borrower inquired about the trial plan in X/XXXX and was advised that the last payment was received. Loan was modified effective X/X/XX. Last contact was on X/XX/XX, borrower stated that he was waiting for commission check. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430562906	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate servicer completed a deferral, due date rolled X months. Last contact X/XX/XXXX borrower called in to discuss the NSF payment, borrower made a payment over the phone which posted X/XX/XXXX to replace NSF payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430562908	8/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/XX/XXXX delayed in making payment due to XXXX. Borrower inquired about demand letter XX/XX/XXXX. Borrower hardship noted XX/X/XXXX due to medical bills. Borrower called X/X/XXXX to confirm payment withdrawn. Welcome call completed X/XX/XXXX. Repayment plan offered X/XX/XXXX; terms not provided. Borrower requested Mod review X/X/XXXX due to medical bills and schooling for son. Borrower inquired about assistance letter X/XX/XXXX. Borrower was advised of Stip to Mod X/XX/XXXX. Borrower stated X/X/XXXX accepted extension. Borrower stated X/XX/XXXX still unemployed. Servicer discussed post XXXX application X/XX/XXXX. Mod workout approved XX/X/XXXX which was booked XX/XX/XXXX. Borrower requested escrow analysis X/XX/XXXX. Borrower called to advise of new insurance policy X/XX/XXXX. Last contact X/X/XXXX to schedule payment.

REASON FOR DEFAULT: Borrower illness. Insufficient income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430561686	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to discuss the taxes and a letter they received about the taxes. Was advised how to submit via the website. The borrower appears to be cooperative during noted conversations. The notes indicate the loan has been modified in the past but unable to determine the date. The notes also reflect a one-month deferral that was completed in X/XXXX. The loan has had brief periods of delinquency but has remained current for the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/X/XXXX was due to a large car repair expense. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430561690	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The payment posted on XX/X/XXXX after the loan had rolled XX days past due. No further contact with the borrower and no attempts made. The notes show the borrower usually pays via the servicer's IVR. The notes also show the borrower received XXXX in X/XXXX that paid a large portion of the principal balance. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim on X/XX/XXXX due to XXXX damage with a date of loss on X/XX/XXXX. A claim check for $X,XXX.XX was received on X/X/XXXX. The claim was considered non-monitored and the check was endorsed and sent to the borrower on X/X/XXXX. No recent indication of damage or ongoing repairs.
430561718	9/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXX was discharged July XXXX, filing date not provided, account current at closing.

PROPERTY: Property is owner occupied. No property issues noted.

430561736	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: XxXX delinquency in XXXX was due to excessive obligations, reinstated Jan XXXX. Account remains current with occasional contact for general account inquiries. Last contact X/X/XXXX to verify insurance policy information.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430561744	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX, borrower on fixed income and does not received social security check until Xrd Wednesday of the month. Borrower missed X/XXXX payment, made it up in X/XXXX and has been current since. Last contact with the borrower was X/XX/XXXX, promising payment, which was kept.

REASON FOR DEFAULT: X/XXXX borrower on fixed income. Does not receive social security check until Xrd Wednesday of the month.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430561749	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	WA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in to ask how to remove her spouse from the loan and was advised would need to refinance. The borrowers are divorced. The notes also reflect a credit bureau dispute in X/XXXX but the results show reported correctly. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income and divorce. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430561833	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Xrd party inquired about statement XX/XX/XXXX. Borrower inquired about payment increase X/X/XXXX. Borrower inquired about late fee XX/XX/XXXX. Borrower inquired about XX-day late credit reporting XX/XX/XXXX. Welcome call completed X/XX/XXXX. Borrower inquired about escrow X/XX/XXX; advised of LPI. Borrower called to setup escrow X/XX/XXXX. Borrower inquired about refinance X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX; inquired about FB.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: BKXX filed XXXX which was discharged X/XX/XXXX. Filing date not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

430561854	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: RFD in X/XXXX was unexpected expenses. X/XXXX there was a servicer error with system pulling more than the payment amount, borrower called from refund and servicer refunded more than they should have. The boarding issue appears to have resulted in an NSF in X/XXXX, which was not replaced until X/XXXX. X/XX/XXXX, borrower advised that his bank was not showing an NSF in X/XXXX and promised to send in bank statements. Dispute was not resolved until X/X/XXXX, when borrower made the additional payment. No contact with borrower since X/X/XXXX.

REASON FOR DEFAULT: RFD was a servicing issue relating to payments made at the time of transfer. Issue was not resolved until X/XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430561912	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about Notice of Default letter X/XX/XXXX. Borrower requested XX-month pay history X/XX/XXXX. Welcome call completed X/XX/XXXX. Borrower inquired about refund X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430561947	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer completed a X month deferral on X/XX/XXXX. No further assistance requested. Last contact X/XX/XXXX when the authorized Xrd party called in to discuss the forced place insurance on the account, servicer went over the details.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430561952	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to request assistance logging in to the website. The loan was modified in X/XXXX after the borrower successfully completed a trial plan that was offered in X/XXXX. The loan has remained current since that time. The borrower appears to be cooperative and was working on workout options prior to the transfer to the present servicer. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in the borrower's spouse being ill. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430561953	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate prior servicer completed a MOD, details of MOD not noted. Borrower on XX/XX/XXXX was impacted by XXXX, servicer completed a deferral X/XX/XXXX, X payments deferred. No further assistance requested. Last contact was X/XX/XXXX when authorized Xrd party called in to request removal of escrow account, unable to determine fi servicer has removed escrow account.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430561960	9/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was chronic XX-delinquent from July XXXX until cured Aug XXXX, hardship due to wife was having difficulty getting disability payments and was hiring a lawyer, he was working side jobs to try to stay current. Borrower did not accept a deferral solicitation and was unresponsive throughout delinquency. Account remains current last X years with little contact. Borrower advised X/XX/XXXX that he has been having medical issues and requested surplus funds from $XXXX check mailed by his HR department be applied as a curtailment. He intends to set up ACH withdrawals once income is more stable.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430561962	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Loan transferred servicing in X/XXXX. Welcome call was completed on X/XX/XX, borrower inquired about the transfer, also scheduled a payment. Borrower called in X/XXXX for assistance with obtaining XXXX on the website and stated not sure if able to make the payment for the month and was advised of assistance options available. Last contact was on X/XX/XX for escrow shortage inquiry.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430561987	8/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower made phone payments in X/XXXX and X/XXXX, and declined payment assistance. Borrower gave a promise to pay in XX/XXXX, and applied for payment assistance in XX/XXXX. Servicer approved a XX-month repay plan in X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. Borrower declined the repay plan in X/XXXX and reapplied for assistance in X/XXXX. Servicer approved a trial mod plan, and borrower made the plan payments by phone payment. Borrower expressed concern over the variable interest rate in X/XXXX, but modification was completed in X/XXXX. Borrower missed the first post-mod payment, but reinstated the following month. Borrower asked about refinance options in X/XXXX to avoid the mod balloon payment, and asked about an escrow analysis in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: XXXX - Income curtailment; borrower changed employment and salary was reduced. XXXX - father passed away

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy
430562114	9/1/2021	7/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower made a phone payment and verified the due date in X/XXXX. Borrower confirmed payment receipt in XX/XXXX, in X/XXXX, and in X/XXXX. Borrower made a phone payment in X/XXXX, and asked about fees on the account in X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. Borrower asked about LPI on the account in X/XXXX, and requested XXXX assistance in X/XXXX. Servicer approved a three-month deferral beginning that month. Borrower made a phone payments in X/XXXX and X/XXXX, despite being on the active deferral plan. Borrower had an NSF payment in X/XXXX, reinstated later that month. Borrower asked about an escrow analysis in X/XXXX, and requested PMI cancellation in X/XXXX. Borrower requested a XXXX statement in X/XXXX, and made a phone payment in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430562276	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Only contact with prior servicer was in X/XXXX regarding an NSF payment. Loan transferred servicing in X/XXXX; welcome call completed, and authorized spouse made a phone payment. Servicer had monthly contact with spouse between X/XXXX and X/XXXX due to NSF payments on the account. Borrower applied for assistance in X/XXXX, and was approved for a trial mod plan. Spouse scheduled all three months of trial plan payments that month. Spouse didn't like the step rate terms in X/XXXX, and servicer advised borrower to refinance after the modification was completed. Mod terms were booked to the system in XX/XXXX, and auto-draft payments were set up. Last contact was with spouse in X/XXXX.

REASON FOR DEFAULT: Reduced work hours, repairs to septic tank on property

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430562328	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Comments on XX/XX/XXXX indicate borrower and servicer discussed workout options, appears a deferment was approved but servicer never received the signed documents to process deferment. Borrower on X/XX/XXXX called in stating that prior servicer approved a deferment, new servicer advised that since new transfer to give them a little time to review loan. Comments on X/XX/XXXX indicate servicer found the prior deferment and on X/XX/XXXX servicer advised borrower that the prior deferment expired. Servicer requested a loss mit packet for review. A workout packet was received X/XX/XXXX. As of X/XX/XXXX a mod was approved with a trial STIP plan, details of plan not noted. STIP plan completed and loan was modified in X/XXXX, due date rolled from X/XXXX to XX/XXXX. Last contact X/X/XXXX when borrower and servicer discussed the mod details.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430562513	8/1/2021	7/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Welcome call completed X/X/XXXX. Borrower requested to have online password reset X/XX/XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

430562654	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX called in to discuss the next step in the MOD process, servicer advised MOD docs being prepared and will be mailed to borrower. Loan was modified XX/XX/XXXX due date rolled from XX/XXXX to XX/XXXX. Borrower on X/X/XXXX indicate impacted by XXXX, servicer completed a deferral on X/XX/XXXX deferring X payments. No further assistance was requested. Last contact X/XX/XXXX borrower made a payment over the phone which posted X/XX/XXXX. Borrower called in X/XX/XXXX and servicer advised payment was returned, borrower made payment over the phone to replace payment which posted same day. Comments on X/XX/XXXX indicate this payment was returned NSF.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: Comments starting X/X/XXXX indicate loan was active in FC, date referred not noted. FC was on hold per comments on X/X/XXXX due to loss mit. FC closed XX/XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: NA

430562655	9/1/2021	7/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loan was in active BKXX, just approved for a X month trial plan effective X/X/XX when history began in X/XXXX. Trial plan was completed in XX/XXXX. BK has been discharged. Loan transferred servicing in X/XXXX. It appears that the borrower accepted a mod in X/XXXX, however, mod was not processed until X/XXXX due to page X of X was missing signature of notary public; modified balance $XXX,XXX, effective XX/X/XX. Last contact was in X/XXXX, borrower scheduled a payment. Loan was in forbearance status from X/XX/XXXX to X/X/XXXX. Last contact with borrower on X/XX/XXXX; loan has remained current since modification.

REASON FOR DEFAULT: Insufficient income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX was filed in XXXX, case has been discharged and terminated.

PROPERTY: No property issues found.

430562809	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Loan modified in X/XXXX, signed modification sent to the borrower X/X/XXXX. First payment after modification was due in X/XXXX, borrower did not make it until X/XX/XXXX. Borrower did not respond to any collection efforts until XX/X/XXXX when they called to make a payment. Borrower unresponsive to most collection calls. Last contact was X/X/XXXX, making payment.

REASON FOR DEFAULT: RFD on XX/XX/XXXX, son was living with the borrower and helping with payments, but moved out.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

430930246	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XX/XX/XXXX due to excessive obligations. Borrower made online payment XX/X/XXXX. Borrower requested X/XX/XXXXX to reaffirm debt through BK. Last contact X/XX/XXXX to schedule payment.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/XX/XXXX BK; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

430929906	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Minimal contact is noted; borrower called in X/XXXX to discuss auto ACH set for the XXth of every month, also discussed escrow refund and to find her own insurance. Escrow deficiency notification and escrow analysis statement were sent in X/XXXX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430929984	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called to confirm X future payments X/X/XXXX. Borrower hardship noted X/XX/XXXX due to illness. Servicer offered X-month repayment plan X/X/XXXX with payments of $X,XXX.XX from X/XX/XXXX to X/XX/XXXX. Borrower confirmed X/XX/XXXX back to work and accepted plan. Plan confirmed kept X/XX/XXXX. Borrower called X/XX/XXXX to inquire about payment withdrawn due to ACH. Welcome call completed X/XX/XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

430930012	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower fell behind on the loan in XXXX but was able to bring the loan current. Borrower called in XX/XXXX stating loan should have been due for only X payment and requested to be transferred to loss mit; borrower was advised of loss mit options. RFD due to curtailment of income and excessive obligations. Credit reporting dispute was received in X/XXXX; resolved X/XX/XX, no errors found after review of pay history. Loan transferred servicing in X/XXXX. Prior servicer history indicates loan was deferred on XX/XX/XX and modified on XX/XX/XX. Last contact was in X/XXXX, borrower inquired about insurance change and new escrow payment amount.

REASON FOR DEFAULT: Curtailment of income/fixed income, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

430930102	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on XX/XX/XXXX indicate title issue, appears subject is in Xnd lien as prior lean not released. Servicer attempted to obtain a subordination. Servicer on X/X/XXXX notes that the lien was paid off and is no longer an issue, no subordination required. Borrower on X/XX/XXXX called in and made a payment over the phone which posted X/XX/XXXX

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430930140	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower promised to pay through the website in X/XXXX; reason for default was not provided. Subsequent payments were made through the IVR system. Loan transferred servicing in X/XXXX, and borrower set up auto-draft payments to begin the following month.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower inquired about insurance claim in XX/XXXX. No details provided regarding DOL, COL, claim amount or current state of damages and repairs.
430930149	7/24/2021	7/2/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	NM	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower confirmed the payment amount for a trial payment plan in X/XXXX; borrower had accepted a streamline mod offer. Borrower confirmed receipt of the modification documents in XX/XXXX, and sent servicer a copy of co-borrower death certificate. Borrower asked about insurance coverage in XX/XXXX, and made a phone payment. Borrower also paid by phone in X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX, and set up auto-draft payments to begin the following month. Borrower verified property taxes were paid in XX/XXXX and requested an insurance line be added to the escrow account. Borrower verified auto-draft withdrawal dates in XX/XXXX, and asked about an escrow shortage in X/XXXX. Borrower cancelled auto-draft payments in X/XXXX, and asked servicer to change the due date to the XXth of the month. The due date was changed in X/XXXX, and borrower set up new auto-draft payments that she cancelled again in X/XXXX.

REASON FOR DEFAULT: Not provided, co-borrower is deceased

FORECLOSURE: Referral date and timeline were not provided; placed on loss mit hold in X/XXXX, modification completed in XX/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489620	8/1/2021	7/7/2021	CURR	XXXX	XXXX			No	XXXX	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower. REASON FOR DEFAULT: No default FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: Owner occupied
431487796	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. NSF was processed in XX/XXXX. Loan was service released in X/XXXX. Borrower called in X/XXXX to inquire about payment. Last contact was in X/XXXX, welcome call was completed. Escrow analysis statement was sent on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488520	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, deferment granted. Borrower advised on XX/XX/XXXX, that they could not access the online survey due to internet issues. Borrower stated that they were awarded unemployment benefits on XX/XX/XXXX and wanted assistance, but borrower stated did not assistance anymore as of XX/XX/XXXX. Payment made via phone on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted paperless statements.

REASON FOR DEFAULT: RFD per notes XX/XX/XXXX, borrower unemployed. Borrower back to work as of XX/XXXX.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431487795	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated that he mailed in a payment on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower requested that MI be canceled. Per notes on XX/XX/XXXX, MI could not be canceled as LTV ratio was not met.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Non-owner occupied per data tape.

431490251	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower wanted to verify payment received on XX/XX/XXXX; servicer advised it was. Last contact on X/XX/XXXX, borrower promised to make a payment on X/XX/XXXX.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431489388	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Welcome call completed on XX/XX/XXXX. Last contact on XX/XX/XXXX, the borrower called to confirm ACH payments were set-up. Servicer advised it was.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.

431488340	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower requests assistance. X/XXXX Loss mit is denied due to lack of activity. Occasional notes are recorded with borrower making payment arrangements. The most recent contact was on X/XX/XXXX with hazard insurance being discussed.

REASON FOR DEFAULT: X/XXXX Payment change.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489955	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX with only minor delinquency. Loan was service released in X/XXXX; welcome call was completed on X/XX/XX. Borrower stated on X/X/XX that he would mail in the payment by the XXth and would call if he needed help setting up ACH. Last contact was in X/XXXX, borrower called concerning the increase in monthly payment and was advised that the payment increased with the June XXXX payment. Escrow analysis statement was sent on X/X/XX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431490239	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower updated email address on XX/XX/XXXX. Last contact on XX/XX/XXXX, welcome call completed.

REASON FOR DEFAULT: RFD is not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.

431489394	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Borrower responds to a welcome call. The most recent contact was on XX/XX/XXXX, borrower calls in to discuss a billing statement.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488798	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Borrower responds to a welcome call. The most recent contact was on X/XX/XXXX, the borrower calls in to update their address.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488069	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Loan was service released in X/XXXX; welcome call was completed on X/XX/XX. Last contact was on XX/XX/XX, co-borrower scheduled a payment, also requested a copy of the escrow analysis. ARM rate/payment change notice was sent on XX/X/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489386	8/1/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Co-borrower called in on X/XX/XX stating that she would try to make the payment by the end of the month and would call back in a week to see what was being offered for XXXX. Deferral for X payments was approved and processed in X/XXXX, X/XXXX and X/XXXX. Co-borrower called in again in X/XXXX requesting additional assistance and was advised to fill out application on the website and the required documents for review. Borrower was able to resume making the monthly payments. Last contact was on X/XX/XX, co-borrower scheduled a payment. ARM interest rate change only notification was emailed on X/XX/XX. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488704	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested escrow removal, approved July XXXX. Account is performing for the last X years with occasional contact for account inquiry. Borrower confirmed no gap in insurance coverage Mar XXXX. Last contact X/X/XXXX with questions about investor or servicing transfer.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

TITLE ISSUES: XX/X/XXXX comments show title report was ordered at the request of an attorney. Search returned XX/XX/XXXX, notes do not mention results of search.

431488312	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX Borrower reports they are divorced. X/XXXX A billing statement is requested. The most recent contact was on XX/X/XXXX to discuss a rate change and discuss the account.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431497394	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX. Comments indicate that FB plan approved, but specific details not noted. Borrower requested a deferment on XX/XX/XXXX; servicer advised that they need a copy of unemployment award letter. As of XX/XX/XXXX, assistance was denied; specific details not noted. Last contact on XX/XX/XXXX, borrower called to verify account balance and made a payment via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, income impacted by XXXX. Borrower advised awarded unemployment benefits on XX/XX/XXXX. RFD per notes on XX/XX/XXXX, borrower stated suffering from several medical conditions. Borrower was injured at work as of XX/XX/XXXX. Borrower back to work as of XX/XX/XXXX

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431487767	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431497125	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Several notes are recorded in mid XXXX regarding a tax adjustment. No other contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431497998	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower changed insurance carriers in XX/XXXX and notified servicer. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489319-1	9/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower reports they were on a trial plan with prior servicer and was unaware they defaulted on the plan. X/XXXX Borrower is working with loss mit on a mod, no RFD is given. X/XXXX Mod is completed and the account is brought current. Since the mod the account has been kept current. Minimal recent contact. The most recent contact was on X/XX/XXXX with borrower calling in to request a goodwill letter.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found.

431497594	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the recent rate change notification. The borrower appears to be cooperative during noted conversations. The notes show the borrower requested workout assistance but unable to determine when the request was made. The workout application was closed on X/XX/XXXX due to no activity. The loan has remained current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431497525	8/1/2021	7/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked about an escrow shortage in XX/XXXX, and cancelled auto-draft payments. Borrower made a phone payment in XX/XXXX and in X/XXXX. Borrower set up auto-draft payments to begin again in X/XXXX. Borrower reported roof damage in X/XXXX, and requested a loan to fix the roof in X/XXXX as she was unable to start repairs without funds. Borrower mentioned a claim had been submitted, but subsequent notes don't give a claim status or other details regarding damage and repairs. Borrower asked to add grandson to the deed in X/XXXX, and servicer directed her to the county recorders office. XXXX incentive was applied in X/XXXX. Last contact was in X/XXXX when borrower asked about a payment increase due to an escrow shortage.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower reported roof leaks in X/XXXX, no mention of repairs, DOL, claim amount or claim status.
431497601	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower called about tax disbursements in X/XXXX, stating she had already paid the taxes; servicer advised co-borrower to send proof of payment. Co-borrower deleted auto-draft payments, but scheduled three months of payments in X/XXXX and also verified an escrow refund for taxes was pending. Borrower gave a promise to pay in XX/XXXX, then scheduled three months of payments the following week. Payment pattern continued, with payments scheduled in X/XXXX, in X/XXXX, and in X/XXXX. Borrower mentioned a XXXX hardship in X/XXXX, but didn't request assistance. Borrower confirmed servicer advanced for property taxes in X/XXXX, and scheduled future payments again in X/XXXX. Borrower asked servicer to start an escrow line for taxes in XX/XXXX, and scheduled three months of payments. Borrower asked about the short sale process in X/XXXX, and mentioned property damage in X/XXXX but didn't provide details. Borrower confirmed LPI on the account in X/XXXX. Servicer added an escrow line for taxes in X/XXXX, and notified borrower of the line addition. Last contact was in X/XXXX when borrower verified the escrow analysis had been completed, and reviewed the adjusted terms with servicer.

REASON FOR DEFAULT: XXXX-Borrower is on fixed income, doesn't get paid until the third Wednesday of each month. XXXXXX impact, borrower contracted XXXX and had surgery

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower mentioned property damage in X/XXXX, but didn't provide details

431498163	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations and often calls in to make payments by phone. The notes also show the loan was modified in XX/XXXX and the borrower has disputed the amount of deferred interest from that modification, but the dispute shows resolved in XX/XXXX. The loan has remained current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431498059	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower asked about a payment increase due to an escrow shortage in XX/XXXX, and made a phone payment in X/XXXX. XXXX incentive was applied in X/XXXX. Co-borrower verified payment receipt in X/XXXX, and made a phone payment in XX/XXXX. Co-borrower requested a shortage spread, but shortage was removed in X/XXXX after borrower sent full payment. No further contact. XXXX incentive was applied in X/XXXX and in X/XXXX. Borrower usually pays through the IVR system.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431488512	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/X/XXXX, RFD was laid off, but now back to work. Servicer advised loan had been referred to foreclosure and would not take less than amount due. Borrower denied deferral, but approved for repayment plan. Borrower ultimately brought loan current in XX/XXXX, but missed payments on the repayment plan. Last contact was XX/XX/XXXX, promising payment.

FORECLOSURE: Referred to foreclosure X/X/XXXX. Foreclosure closed in X/XXXX, loan was current.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431490327	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact. XX/XXXX Borrower reports their spouse is unemployed and requests assistance. X/XXXX Assistance application is denied due to inactivity. The most recent contact was on X/XX/XXXX, the borrower reports they wish to sell the house and want the deferred balance forgiven.

REASON FOR DEFAULT: XX/XXXX Unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431490016	7/21/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower disputed payment application and fees paid in XXXX, not understanding DSI effects. Servicer agreed to waive fees in Nov XXXX that could not be validated. There is occasional contact for account inquiries throughout review period. Account is current last X years, last contact XX/X/XXXX when borrower advised she is not interested in online banking options.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

431488791	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Fairly regular contact is recorded with borrower making payment arrangements. X/XXXX Borrower is discharged from BK and has questions about their statement. The most recent contact was on X/XX/XXXX, borrower is trying to sell the property and requests a payoff quote.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: X/X/XXXX Borrower files for BKX. Discharged X/XX/XXXX. No notes found referencing a reaffirmation agreement.

PROPERTY: No property issues found.

431489390	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: As of XX/XX/XXXX, borrower stated that her family was helping her make her payments but can no longer help. She stated she was going to call the county to see about getting her taxes reduced or waived due to being disabled. Borrower requested assistance but as of XX/XX/XXXX, requested that assistance be closed out. Borrower stated no longer in need of assistance; specific details not noted. Last contact on XX/XX/XXXX, borrower wanted to know if the account was current. Servicer advised it was.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
431489287	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Co-borrower called in X/XXXX to request a copy of the mod agreement, also requested web assistance stating that she was trying to set up ACH over the website. Mod agreement was mailed on X/XX/XX. Annual PMI disclosure letter was sent on X/XX/XX and X/XXXX and escrow analysis statement was sent on X/X/XX.Last contact was on X/X/XX, co-borrower called in to inquire about origination date.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431498224	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer advised of $Xk XXXX incentive X/XX/XXXX. Borrower advised XX/XX/XXXX insurance is changing; requesting new escrow analysis. XXXX incentive applied X/XX/XXXX. Borrower stated X/XX/XXXX only able to make payments at end of month. Borrower scheduled X payments X/X/XXXX. Borrower indicated dispute for UPB X/XX/XXXX. Borrower setup X-payments X/XX/XXXX. Borrower stated X/X/XXXX wanting to build house on land for daughter; partial land release. Workout opened X/X/XXXX. Last borrower contact X/XX/XXXX to make payment. Servicer notes X/XX/XXXX UW denial for partial release; required docs not received. Notification sent X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431497549	9/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower confirmed payment X/X/XXXX. Borrower advised of NSF X/X/XXXX. Borrower made promise to pay X/XX/XXXX for Friday. Promise to pay made X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431497121	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX request for XXXX form.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431497569	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was trying to refinance in X/XXXX, and made a phone payment. Borrower also paid by phone in XX/XXXX and in XX/XXXX. Borrower requested a copy of a prior modification in X/XXXX, and made another phone payment. Borrower changed insurance carriers in X/XXXX, and asked about LPI coverage during the lapse period. Borrower made a phone payment in X/XXXX and X/XXXX, but paid through the website in XX/XXXX. Borrower made a phone payment in XX/XXXX, and verified a payment refund was pending in XX/XXXX after a duplicate payment was made in error. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431497142	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower called for general information on the loan.

REASON FOR DEFAULT: No RFD, current loan

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431497523	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested an ACH form in XX/XXXX. Borrower called with questions about the account on XX/XX/XXXX and confirmed that they were not impacted by the XXXX. Last contact on XX/XX/XXXX, borrower wanted to make sure that the servicer paid the insurance premium that was due on XX/XX/XXXX. Servicer requested that the borrower send in proof of insurance and bill. Payoff requested on XX/XX/XXXX. Second payoff requested on XX/XX/XXXX.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: Per notes on XX/XX/XXXX, borrower stated received an insurance claim check. Servicer provided address to send in for endorsement. Per notes on XX/XX/XXXX, servicer advised that they endorsed the check and sent back to the borrower. Amount of check and type of damage to property not noted. Current condition not noted. Owner occupied per data tape.
431497676	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: Based on comments loan was modified in X/XXXX, signed document received in X/XXXX. X/XX/XXXX borrower was not aware that the payment made in X/XXXX was NSF. X/XX/XXXX servicer received hardship affidavit via the website. Unable to determine RFD and package was not complete and servicer has requested additional information. As of X/X/XXXX package is still incomplete, appears borrower is self employed. Still no RFD and borrower has continued to make payments. X/X/XXXX loss mitigation request was denied as borrower has sufficient assets to pay. X/XX/XXXX to appears that a short sale offer was requested, no information available. X/XX/XXXXborrower called to discuss loan and close loss mitigation.

REASON FOR DEFAULT: Unknown, borrower has applied for loss mitigation, but has continued to make payments and has never provided an RFD. Based on comments loan was modified in XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431498251	8/11/2021	7/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was XxXX in the last X years due to late payment Feb XXXX. Borrower made contact X/XX/XXXX to make payment, no hardship or request for assistance is noted. Account remains current with most recent contact X/X/XXXX with questions about taxes due.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431187508	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XX/XXXX, the borrower called in to confirm the foreclosure sale had been cancelled. The borrower had just sent in a full reinstatement to bring the loan current. Since the reinstatement the account has been kept current with no recent significant activity. The most recent contact was on XX/X/XXXX, the borrower responds to a welcome call.

REASON FOR DEFAULT: None provided.

FORECLOSURE: The loan was in foreclosure at the time the loan was service transferred in X/XXXX. A sale date had been scheduled, but the borrower fully reinstated the loan in XX/XXXX and the foreclosure was cancelled. No recent foreclosure activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431187513	8/1/2021	7/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Last borrower contact with prior servicer was XX/XX/XXXX when the borrower set up a promise to pay. Servicer advised borrower that promise to pay was after next due date. Borrower understood consequences. Loan transferred servicing in XX/XXXX; welcome call was completed that month. Borrower made phone payments in XX/XXXX and XX/XXXX. Borrower called to verify payment receipt in X/XXXX; servicer had not received a payment, and borrower made a phone payment that day. Last contact was in X/XXXX when borrower asked about payment options.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431187521	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to death of family members. Borrower illness noted XX/XX/XXXX; borrower called to make X-payment. Borrower called XX/XX/XXXX to make payment. Borrower inquired about payment increase XX/XX/XXXX. Xrd party called to make payment X/X/XXXX. Borrower stated XX/X/XXXX account handled by sister. Xrd party called XX/X/XXXX to setup ACH. Xrd party called to confirm account status. Xrd party called about insurance XX/XX/XXXX.

REASON FOR DEFAULT: Family death. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XX/XXXX. No property damage noted.

431187523	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX. Borrower stated in XX/XXXX wanting to make a payment and was advised that he needed to reinstate the loan within XX days and that he needed to make X payments to do so. Borrower stated that hardship was due to medical/disability and had been out of work for a while, loss mit was discussed and borrower stated that he was in the process of returning the paperwork. It appears that loss mit review was initiated but borrower did not qualify for a mod due to insufficient income. Borrower was able to make X payments in XX/XXXX bringing the loan current. Loan transferred servicing in XX/XXXX; welcome email sent XX/X/XX. Escrow analysis statement was sent in X/XXXX. Borrower called on X/X/X to inquire about LPI and to make a payment for the escrow shortage. Escrow shortage was removed on X/XX/XX and escrow payment change notification was sent. Last contact was in X/XXXX, borrower requested escrow analysis.

REASON FOR DEFAULT: Medical/disability, job loss.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

431187385	9/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The final contact with prior servicer is on X/XX/XX when the borrower calls asking for a XXXX for his interest payments. Loan transferred servicing in XX/XXXX. Welcome call was completed in XX/XXXX, and borrower called about an escrow disbursement in XX/XXXX. In X/XXXX, co-borrower said borrower had sold the property to a third party; no further details were provided. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Per notes from late XXXX is a loss of income and the borrowers were in the process of a divorce. No default in the past three years.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431187491	8/15/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact with prior servicer on XX/XX/XX, borrower wanted to make sure that his payment was received. Servicer advised yes. Comments do not show much contact with the borrower, even though the borrower did not make payments on a regular basis from XX/XXXX to XX/XXXX. Loan transferred servicing in XX/XXXX; no contact with borrower.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431497472	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower verified authorization on the account in XX/XXXX, and verified insurance had been paid in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431497388	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested insurance policy number and phone number to her insurance company on XX/XX/XXXX; servicer notes providing the information. Two payments set-up to draft on XX/XX/XXXX for XX/XXXX and XX/XXXX. Borrower requested that her granddaughter be listed as an authorized Xrd party for the life of the loan per notes on XX/XX/XXXX. ACH payment set-up per notes on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower requested to be transferred to the insurance department.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: Per notes on XX/XX/XXXX, borrower stated they wanted to file a claim for roof damage on XX/XX/XXXX; appears borrower has lender placed insurance. Borrower stated on XX/XX/XXXX that she needs a new roof but that the insurance inspector sent out by the servicer stated she did not need a new roof. Per notes on XX/XX/XXXX, borrower received a claim check in the amount of $X,XXX. Nothing further mentioned about the check. Subject owner occupied, per data tape.
431497774	8/15/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Payments made via phone every month. Borrower wanted to add his daughter to the note as of XX/XX/XXXX; servicer advised would need to refinance. On XX/XX/XXXX with borrower's daughter, wanted to a make payment over the phone with a credit card; servicer advised that they do not have credit cards. Last contact on XX/XX/XXXX, borrower stated his daughter makes payments. Promised to make a payment by XX/XX/XXXX.

REASON FOR DEFAULT: RFD not noted.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: Per notes on XX/XX/XXXX, borrower requested to speak with the insurance department regarding a claim check. Notes on XX/XX/XXXX indicate the roof was damaged. Nothing further mentioned. Owner-occupied per the data tape.
431489917	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact other than making payments, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488730	9/1/2021	7/30/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	IN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Loan has been current since history began in XXXX. Loan transferred servicing in XX/XXXX; welcome call completed XX/XX/XX. Escrow deficiency notification was sent on XX/X/XX. Borrower called in X/XXXX stating that she would send in a check for payment and was advised of payment options. Borrower stated in X/XXXX that she sends payment in as she receives SSI - on the Xr Wednesday of the month. Xrd party, borrower's daughter called in on X/X/XX stating that borrower was in the hospital then stated in XX/XXXX that her mother is deceased as of XX/X/XX. Xrd party stated in XX/XXXX that she sent in the death certificate and copy of the will and would be taking over the loan. Last Will received was not acceptable noting Deed signed by owner as grantor is needed. Successor in interest notice was sent XX/X/XX. Xrd party stated on XX/XX/XX stated that she does not have a deed and was advised that she might need a QCD. Last contact was in X/XXXX, Xrd party stated still working on getting the document but not sure how long it will take.

REASON FOR DEFAULT: Loan is current however, borrower is deceased as of XX/X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan may be a discharged BK as borrower was advised of BK disclaimer in XX/XXXX; BK details not available.

PROPERTY: No property issues found. Current occupancy is unknown.

431488057	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Loan transferred servicing in XX/XXXX. Welcome letter was sent on XX/XX/XX. Minimal contact is noted; borrower called in XX/XXXX to schedule a payment, also requested to set up ACH. ACH set up was completed on X/X/XX. Annual PMI disclosure letter was sent on X/XX/XX. No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488063	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower advised XX/XX/XXXX made payment to prior servicer. Borrower called XX/XX/XXXX to confirm payment received. Borrower again advised XX/X/XXXX sent payment to prior servicer. Borrower called to schedule payment XX/XX/XXXX. Borrower requested tax form X/XX/XXXX. Borrower inquired X/X/XXXX if fee to make online payment. No recent contact noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/X/XXXX. No property damage noted.

431487788	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to request info on XXXX statement and was advised of website. The notes show the borrower was set up on ACH payments on X/X/XXXX. The loan was modified in XX/XXXX and has remained current since that time. The borrower was also approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX after the borrower requested assistance due to XXXX impact in X/XXXX. The borrower appears to be cooperative during noted conversations. Modification was offered later in XXXX; partial modification documents received XX/XXXX. Modification processed XX/XXXX, and advanced due date to XX/X/XXXX.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431387044	9/1/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer notes on XX/X/XXXX that an incomplete workout packet was received, workout closed as servicer never received all required documents. On X/XX/XXXX borrower called in requesting assistance, servicer advised need workout packet. As of X//XX/XXXX servicer received a complete workout packet. As of X/XX/XXXX comments indicate a modification was approved but borrower declined. Borrower on X/X/XXXX set up a repayment plan, borrower to make X payments a month until current. Comments and pay history show plan was completed in XX/XXXX. Borrower on X/XX/XXXX inquired about removing spouse as they are divorced. Servicer went over process to remove spouse. Borrower called in X/XX/XXXX and made payment over the phone which posted same day.

REASON FOR DEFAULT: Divorce

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

430021288	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Welcome call was completed X/XX/XX; borrower stated that he has been supporting his family for medical issues and requested assistance. Borrower was offered a repayment plan effective X/XXXX - XX/XXXX. Borrower completed the plan but requested to go over assistance options again in X/XXXX stating that he was experiencing hardship (XXXX). A X month repayment plan was offered effective X/XXXX - X/XXXX. Borrower stated that he that he thought it was a deferral and not just a suspension of payments and requested closure of the plan in X/XXXX as no longer needing assistance; workout closed X/X/XX. Borrower made X payments in X/XXXX to bring the loan current. Last contact was in X/XXXX, borrower requested mortgage document to be mailed to him.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430021219	7/1/2021	6/15/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower inquired about loan status (UPB, escrow balance, rate) on X/X/XXXX. Borrower requested assistance in XX/XXXX; one month deferment granted in XX/XXXX. Borrower requested copy of deferment granted in XX/XXXX on XX/XX/XXXX; sent out on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone to draft on XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, income impacted by XXXX. Specific details not provided.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Property is owner-occupied

419421508	8/1/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Fairly regular contact is recorded with borrower making payment arrangements and giving various RFDs. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. X/XXXX Additional XXXX assistance is requested, but the request is withdrawn in X/XXXX. X/XXXX Borrower is still unemployed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Pay cycle. XX/XXXX Spouses pay was decreased. X/XXXX XXXX. X/XXXX Waiting on unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419421248	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Repayment plan failed after two NSFs Sep XXXX. New terms agreed but plan failed again Nov XXXX due to NSF, no hardship or financials are noted. Borrower submitted a loss mit application and trial plan was approved Feb-Apr XXXX, certified funds required. Trial was paid timely and account is performing post mod, last contact X/XX/XXXX to pay by phone.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

419421178	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing prior to request for XXXX assistance X/X/XXXX, hardship due to stay at home orders and loss of XXXX vacation rental income. FB approved through June XXXX and timely payments resumed in July, last contact X/XX/XXXX to confirm due date and ACH setup.

REASON FOR DEFAULT: XXXX income curtailment.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

431488379	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Loan transferred servicing in XX/XXXX; welcome email sent XX/X/XX. Borrower called in XX/XXXX stating that she needed to update the ach. Borrower submitted an online XXXX-XX notification in X/XXXX and was approved for a X month deferral; processed in X/XXXX - X/XXXX. Last contact was in X/XXXX, borrower called in to follow up on ach and was advised ach set up for the XXth. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431550221	9/1/2021	7/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to mail a payment in X/XXXX and in X/XXXX. No further contact. Borrower has made payments through the website since X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489312	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Welcome call completed XX/X/XXXX. Borrower requested mailing address for payment XX/X/XXXX. Borrower was advised of new payment amount X/XX/XXXX. Borrower stated X/XX/XXXX looking for new insurance carrier. Borrower confirmed new payment amount X/XX/XXXX. Borrower requested XXXX assistance. Payment deferred X/X/XXXX. Borrower called to confirm deferral X/X/XXXX. Borrower stated X/XX/XXXX unable to make contractual payment. Payment deferred X/XX/XXXX and X/XX/XXXX. Servicer requested financial documents X/XX/XXXX. Servicer confirmed receipt of financials X/X/XXXX. Borrower stated X/XX/XXXX was in hospital. Special FB offered XX/X/XXXX beginning XX/X/XXXX. Borrower called to confirm repayment plan XX/XX/XXXX. Borrower inquired about repayment options XX/X/XXXX. Mod agreement offered XX/XX/XXXX which was booked XX/XX/XXXX. Borrower requested payoff X/XX/XXXX. Borrower requested monthly statement X/XX/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488051	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower advised XX/X/XXXX made payment to prior servicer applied to principal curtailment; requested to be applied to payment. Borrower followed-up with payment application XX/XX/XXXX. ACH setup XX/XX/XXXX. Borrower called to confirm ACH setup XX/XX/XXXX. Borrower inquired about past-due payments X/XX/XXXX. Borrower inquired about payment increase X/XX/XXXX. Borrower inquired about escrow shortage X/XX/XXXX. Borrower requested tax form X/XX/XXXX. Borrower again inquired about payment change X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489725	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower requested assistance Oct XXXX due to borrower hospitalization. He suffered a stroke in XXXX and has since been in an assisted living facility on long term disability. Full application submitted using only co-borrower income since XXX% of borrower benefits goes to care facility. Trial completed Dec XXXX-Feb XXXX and borrower remains current post-mod with little ongoing contact. Last contact XX/XX/XXXX to discuss questions about escrow analysis.

REASON FOR DEFAULT: Borrower illness, excessive medical expenses

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431498296	8/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact with borrower is recorded with no significant activity noted. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/X/XXXX with borrower calling in to verify their insurance was paid.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431497617	9/1/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX. XXXX incentive applied in XX/XXXX. Borrower verified HOI coverage in X/XXXX, and asked about a payment change due to an escrow analysis in X/XXXX. XXXX incentive applied in XX/XXXX. Borrower requested a billing statement in X/XXXX, and registered for website access in X/XXXX. XXXX incentive applied in XX/XXXX. Borrower asked about a payment increase due to property taxes in X/XXXX; servicer had spread the shortage over XX months. Borrower usually pays through the IVR system.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower mentioned roof leaks in X/XXXX, but didn't mention the extent of or reason for the damages. No mention of an insurance claim. Borrower confirmed roof had been replaced in X/XXXX.

431497087	9/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact with the borrower was X/X/XXXX, getting help with online account.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431497001	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/XX/XXXX inquiry about claims process and request for website login help.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower inquired about insurance claim proceeds X/XX/XXXX, servicer advised her of process for endorsement and draws, no further details provided about the nature of damages or status of repairs.

431497005	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact. Last contact on XX/XX/XXXX, borrower set-up four payments to draft for the months of XX/XXXX to XX/XXXX.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per data tape.
418919435	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower changed the mailing address and created a website login in X/XXXX. Borrower verified payment had been mailed in X/XXXX, and declined auto-draft payments. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431497785	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower called about letter they had received. Last contact X/XX/XXXX, inquiring about refinancing.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431498136	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: XXXX incentive applied in X/XXXX; borrower pays through auto-draft payments. Borrower called about an insurance claim check endorsement in X/XXXX, and XXXX incentive was applied. Borrower asked how to lower the interest rate in X/XXXX; servicer advised borrower to refinance. Borrower confirmed XXXX incentive application in X/XXXX, and requested a payoff quote. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Notes don't mention an open or completed claim. Borrower called about claim check endorsement in X/XXXX; no mention of funds received. Unable to verify property condition.

418920311	7/28/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Regular notes are recorded with borrower making payment arrangements. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. X/XXXX A NSF payment is being discussed, no RFD is given. Borrower has been cooperative. The most recent contact was on X/X/XXXX for a password reset.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489658	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact. Last contact X/XX/XXXX inquiry about note holder.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488946	8/17/2021	7/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Minimal contact with borrower. X/XXXX Borrower calls in to setup an escrow account. Occasional notes follow with borrower making payment arrangements. The most recent contact was on X/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431489841	8/23/2021	7/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact. Last contact X/XX/XXXX regarding Feb payment, borrower declined to discuss account and kept promise to pay, no hardship provided.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

418347821	7/30/2021	7/12/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431487761	7/30/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the co-borrower called in to ask why the payment hadn't drafted yet and was advised it would draft by the Xth. The loan has been set up on ACH payments since XX/XXXX. No further contact with the borrower and the loan has remained current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
419421748	9/1/2021	7/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Loan transferred servicing in XX/XXXX. Co-borrower called in X/XXXX for online password reset stating would make the payment online. Borrower submitted an online XXXX notification in X/XXXX and received a X month deferral, processed in X/XXXX, X/XXXX and X/XXXX. Last contact was in X/XXXX, borrower called for insurance payment inquiry. Loan is paid ahead.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431497469	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin July XXXX with a mod approved, hardship and financials not noted. Borrower is on disability as of April XXXX. Account is performing post-mod with little contact. Last contact X/X/XXXX to discuss step rate change.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower advised X/XX/XXXX that she sent a check for endorsement and inquired about status, no further details are noted regarding claim amount, damages or repairs.

431498541	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account was chronic delinquent in XXXX until cured Jan XXXX. Borrower was unresponsive throughout delinquency until demand was sent, then called to reinstate and request a copy of his pay history to verify that all payments had been posted. Account remains current with no further contact since X/X/XXXX confirmation of date due.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431498534	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to ask if there is another lien on the property and was advised cannot verify. No further contact and the loan has remained current since that time. The borrower usually makes payments via the servicer's website. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to identify a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431498290	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called to setup EZ-pay XX/X/XXXX. Borrower called to setup ACH X/XX/XXXX. Borrower called to confirm ACH X/X/XXXX. Borrower inquired about maturity date X/X/XXXX. Borrower inquired about assistance X/XX/XXXX. Stated would check on refinance. Servicer notes deferral denied X/XX/XXXX. Borrower called to cancel ACH X/X/XXXX. Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: Hardship not provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431498291	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Spouse verified insurance premiums were paid in XX/XXXX after receiving a letter about insurance cancellation. Servicer verified policy was active.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431497899	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, borrower has not responded to any correspondence.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

418851344	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing post-mod until request for XXXX assistance April XXXX. Borrower receives SSI and temporarily lost part-time income. Timely payments resumed in August XXXX by ACH, last contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment due to work closure

FORECLOSURE: FC initiated prior to review period was dismissed due to approval of step rate modification effective X/X/XXXX.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per borrower contact. No property issues noted.

430943309	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX; X-month deferment granted. Borrower makes payments via phone. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower unemployed due to XXXX. Borrower back to work as of XX/XXXX but work was slow.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: Borrower stated in XX/XXXX that the subject sustained damage, but details not provided. Per notes on XX/XX/XXXX, borrower stated he received an insurance claim check in the amount of $X,XXX.XX. Servicer advised to send in check to be endorsed. Details of damage unknown. Owner-occupied per notes on XX/XX/XXXX.
430943331	9/1/2021	7/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The notes indicate the borrower was considering a deed in lieu of foreclosure but decided to withdraw that request and reinstated the loan in XX/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness and excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate a previously discharged chapter X bankruptcy. Unable to confirm the case number or dates. No further BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
430943339	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX, borrower having trouble accessing loan on line.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK.

PROPERTY: XXXX damage on X/XX/XXXX. Loss was in the amount of $XX,XXX.XX. Comment on X/XX/XXXX is in regards unendorsed insurance checks. Borrower called on X/XX/XXXX about returned checks and servicer advised as to needed information relating to repairs and cost estimates. As of XX/XX/XXXX repairs were in progress. Repairs completed as of X/XX/XXXX.

430943428	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Trial plan failed prior to review period for NSF. Borrower wired full reinstatement XX/X/XXXX, no discussion of hardship is noted. Account remains current post-cure with payments made through IVR, last contact X/X/XXXX.

REASON FOR DEFAULT: Income curtailment, details unknown

FORECLOSURE: Foreclosure was initiated prior to review period, title is clear, first legal date unknown. Action dismissed due to reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per borrower contact. No property issues noted.

430943625	8/1/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower called to make payment, RFD excessive obligations, loan has been current since that time. Borrower has stated on multiple times that property is owner occupied. Last contact with the borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT: RFD in XXXX was excessive obligations, loan has been current since that time, but borrower uses the grace period.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK.

PROPERTY: X/X/XXXX borrower calling for information on property loss. XXXX damage and check in the amount of $XX,XXX.XX. X/XX/XXXX inspection confirmed work XXX% complete and funds were released to the borrower.

430943659	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Fairly regular contact is recorded with borrower making payment arrangements. Borrower has been cooperative. No loss mit activity noted. The most recent contact was on X/X/XXXX, a payment is being scheduled and late fees are being discussed.

REASON FOR DEFAULT: X/XXXX Pay frequency.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430943748	9/1/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Borrower inquired about credit reporting though the website in X/XXXX; servicer confirmed accurate reporting in XX/XXXX, and again in XX/XXXX. Borrower disputed reporting again in X/XXXX through the website, reporting was also confirmed as accurate. No phone contact with borrower despite dialer attempts in X/XXXX and X/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
430944095	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower, discussed the amount due and the lender placed insurance policy. The borrower made a payment via bill pay. The loan has remained current since that time and the borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
430944220	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Fairly regular contact is recorded with borrower making payment arrangements. X/XX/XXXX Borrower calls in to report their hours have been cut and wants to discuss assistance options. The most recent contact was on X/XX/XXXX with NSF fees being discussed, borrower confirms they are working full time and no assistance is being requested.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/X/XXXX An insurance claim check IAO $X,XXX for XXXX damages. X/XX/XXXX A final draw is referenced. No notes were found confirming if/when all repairs have been completed.

430944243	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XXXX Hazard insurance is being reinstated. The only contact with borrower was on X/X/XXXX, they call in to discuss their options in case they become impacted by XXXX. No other significant activity was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430944719	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Fairly regular contact is recorded with borrower making payment arrangements. Loss mit options are discuss several times but no notes found showing any workouts were implemented. Borrower has been cooperative. The most recent contact was on X/X/XXXX Borrower calls wanting to remove escrow from the account.

REASON FOR DEFAULT: X/XXXX Lack of funds.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430944810	9/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower wanted to know his payment increased in XX/XXXX; servicer advised due to escrow analysis. Last contact on XX/XX/XXXX, borrower requested help accessing online account. Servicer corrected email address.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE:FC started in XX/XXXX; closed and billed in XX/XXXX due to reinstatement.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per notes on XX/XX/XXXX.
430944815	10/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Comments begin July XXXX with borrower appeal of mod denial, decision upheld. Borrower fully reinstated Oct XXXX, source of funds unknown,. Account is performing post-cure, last contact X/XX/XXXX billing statement inquiry.

REASON FOR DEFAULT: Income curtailment, details unknown.

FORECLOSURE: Referred to foreclosure prior to review period, first legal date unknown. Case dismissed after reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral. .

430944941	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was in contact Aug XXXX regarding insurance premium refund and Dec XXXX with concerns about payment increase. Borrower canceled ACH withdrawals Jan XXXX and advised she will. pay new servicer directly. No reason give for missed payment Feb XXXX that was reinstated in March XXXX. Account is performing last XX moths with little contact. Last contact X/XX/XXXX with questions about equity and deferred balance.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

430944947	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XXXX A payment change is being discussed. Several notes follow with the borrower stating they are not receiving their billing statements. Borrower has been cooperative with fairly regular communication. The most recent contact was on X/X/XXXX account details are discussed, borrower once again requests a billing statement.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430945043	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX called in and made payment over the phone, nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues

430945396	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer confirmed loan status XX/XX/XXXX. Borrower requested tax statements X/X/XXXX; borrower inquired about corp advances. Borrower inquired about payment increase X/XX/XXXX. Borrower inquired about escrow shortage X/XX/XXXX and again XX/XX/XXXX. Borrower called to review escrow reanalysis X/XX/XXXX; borrower made payment for shortage X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: No property damage noted.

430945454	9/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Borrower confirmed servicer receipt of insurance funds in X/XXXX, and requested a status on the claim in X/XXXX. Borrower verified the insurance funds disbursement date in X/XXXX, and requested a final inspection in XX/XXXX. Borrower confirmed repairs had not been completed in XX/XXXX, and in X/XXXX stated only flooring repairs were still outstanding. Last contact was in X/XXXX when borrower promised to pay through the website. No further contact; servicer has been unable to verify repair status.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower filed an insurance claim for XXXX damage from XXXX, and received funds in X/XXXX. Funds were sent to borrower in X/XXXX and in XX/XXXX. Claim was closed X/X/XXXX, as all funds had been released an no borrower contact for an inspection in the last XXX days. Per loan file, as of XX/XXXX, roof, kitchen and fence repairs have been completed, but floor repairs were pending due to XXXX restrictions. Borrower ensured that the repairs would be completed once restrictions were lifted as of XX/XXXX. Current property condition is unknown; servicer has been unable to verify repair status.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
430945461	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes X/X/XXXX reviewing for Stip to Mod. Servicer advised of Stip to Mod approval X/XX/XXXX. Skip trace efforts noted X/XX/XXXX. Borrower called to confirm trail payment X/X/XXXX. Borrower was advised X/X/XXXX payment returned NSF. Mod workout approved X/X/XXXX which was booked XX/X/XXXX. Borrower inquired about escrow shortage XX/XX/XXXX. Borrower stated X/X/XXXX impacted by XXXX. X-month deferral offered X/XX/XXXX. X-month FB offered X/X/XXXX from X/X/XXXX to X/X/XXXX. Borrower stated X/XX/XXXX has been furloughed. Borrower inquired about FB X/XX/XXXX. Borrower requested X-month extension X/XX/XXXX. Last borrower contact X/XX/XXXX to schedule payment.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: Loan noted to be in FC at start of history; on hold due to loss mitigation efforts. Steps of FC action not provided. FC sale scheduled for X/XX/XXXX postponed. FC action closed/billed after Mod workout booked.

BANKRUPTCY: Servicer notes X/X/XXXX prior BKX discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.
430945463	9/1/2021	7/28/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	IN	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Per notes on XX/XX/XXXX, appears the original borrower is deceased as a successor in interest assumed loan in XX/XXXX. Borrower requested phone number to send updated homeowner's insurance declaration page to. Last contact on XX/XX/XXXX, the borrower advised that her monthly income changed and her payment would be late. Payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower unemployed due to XXXX. Borrower advised stated would be back to work soon, but did not have an exact date. RFD per notes on XX/XX/XXXX, change in income.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per notes on XX/XX/XXXX.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
430945501	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is dismissed from BK. The only contact with borrower recorded was on X/XX/XXXX, a cease and desist is being discussed and borrower reports they have been impacted by XXXX.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Date filed X/XX/XXXX, chapter XX, dismissed X/XX/XXXX, reaffirmation N/A, no previous filings found.

PROPERTY: No property issues found.

431187361	10/1/2021	7/31/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Other - Servicing	BORROWER CONTACT: Account is performing last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed prior to review period. Objection to plan withdrawn Aug XXXX, resolved by modification and plan was confirmed Oct XXXX with $X arrears.

PROPERTY: No property issues noted.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431187378	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Repayment options discussed X/X/XXXX. Servicer discussed Stip to Mod X/XX/XXXX. Borrower stated X/X/XXXX impacted by XXXX; lost income being out of work. Special FB offered X/XX/XXXX; $X due from X/X/XXXX to X/X/XXXX; X-month repayment X/X/XXXX to X/X/XXXX for $X,XXX.XX. Borrower called X/XX/XXXX to provide proof of insurance. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431187404	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower called for reinstatement amount. RFD was unemployment. Last contact was X/XX/XXXX regarding NSF and replacing payment.

REASON FOR DEFAULT: Only RFD was in X/XXXX, unemployment.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431187405	8/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said the payment was already made online. Discussed ACH and also inquired about when XXXX statement was sent. The borrower appears to be cooperative. The notes reflect a X month forbearance plan approved in X/XXXX ending in X/XXXX due to impact from XXXX. The loan has remained current during that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX and income curtailment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No indication of damage or ongoing repairs.
431187408	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX A mod request is denied (excessive DTI). Borrower has been cooperative with regular communication recorded to make account arrangements. The most recent contact was on X/XX/XXXX the borrower wants to be reviewed for loss mit assistance, but has not submitted any docs.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX Illness of family member.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431187409	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance July XXXX, hardship caused by excessive obligations due to travel to XXXX to care for ailing mother. Package completed X/X/XXXX, trial approved Oct-Dec XXXX and mod finalized effective Jan XXXX. Borrower has paid timely post-mod with occasional account inquiry and no further hardship. Last contact X/X/XXXX to unlock website.

REASON FOR DEFAULT: Family illness and death, excessive obligations

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431187413	9/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Authorized spouse gave a promise to pay in X/XXXX, and confirmed a repay plan was active on the account. In X/XXXX, spouse confirmed repay plan end date in XX/XXXX. Spouse scheduled a payment in X/XXXX, and made monthly phone payments between XX/XXXX and XX/XXXX. In X/XXXX, spouse said they were struggling to pay before grace period expiration, but declined payment assistance. Spouse asked about a payment increase in X/XXXX, and servicer offered an escrow shortage spread. Spouse mentioned a XXXX hardship in X/XXXX, and discussed assistance options, but declined a FB plan. Spouse asked about another payment increase due to an escrow shortage in X/XXXX, and gave a promise to pay by the end of the month. Spouse submitted a hardship application, but the app was incomplete and review was closed in X/XXXX. Last contact was in X/XXXX when borrower confirmed the due date on the account, and asked to speak to the account rep for the loan.

REASON FOR DEFAULT: Income curtailment; XXXX impact - spouse had reduced work hours; spouse unemployment in XXXX, borrower doesn't work due to illness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Borrower confirmed owner occupancy in X/XXXX

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431187421	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested online password be reset per notes on XX/XX/XXXX. Password reset again on XX/XX/XXXX and XX/XX/XXXX. Borrower requested a copy of the Note be emailed to him on XX/XX/XXXX. Borrower confirmed not impacted by XXXX. Borrower requested a copy of the modification from XXXX on XX/XX/XXXX. Last contact on XX/XX/XXXX with authorized Xrd party, requested payoff. Stated that the borrower is set to close on refinance on XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, excessive obligations.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: Borrower requested to be transferred to the insurance department per notes on XX/XX/XXXX. Borrower claims lost draft funds received. Damage due to XXXX damage on XX/XX/XXXX. Servicer notes that they would endorse and release funds to the borrower. As of XX/XX/XXXX, check endorsed and released. Current condition of the subject is unknown. Owner-occupied per notes on XX/XX/XXXX.
431381959	8/1/2021	7/20/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing last X years with no borrower contact except for X/XX/XXXX inquiry regarding loan sale.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431388266	10/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about Xrd trial FB to Mod payment X/XX/XXXX. Mod workout approved X/X/XXXX. Mod workout booked X/XX/XXXX. Servicer discussed NSF payment X/XX/XXXX. Borrower called to make payment X/X/XXXX. Borrower requested ACH setup XX/X/XXXX.

REASON FOR DEFAULT: Excessive obligations; illness of family.

FORECLOSURE: Loan noted to be in FC at start of history; put on loss mitigation hold X/XX/XXXX. Steps on FC not provided. Loan referred X/X/XXXX. FC action closed/billed after Mod workout completed.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower stated X/XX/XXXX has roof damage; pending claim check. Claim check for $X,XXX received X/X/XXXX. Funds endorsed and released to borrower.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431388937	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing last X years with no borrower contact except for a X/X/XXXX payoff request, no hardship noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX was filed April XXXX, discharged July XXXX without reaffirmation.

PROPERTY: Property is owner occupied. No property issues noted.

431388939	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is making payments under a trial mod. X/XXXX Notes show a prior servicer mod is reversed and then re-booked. Since the mod, the account has been kept current. Borrower has been cooperative with fairly regular communication making payment arrangements. The most recent contact was on X/XX/XXXX with a late fee being discussed.

REASON FOR DEFAULT: X/XXXX Marital difficulties.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431388947	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about late fees and said would be making a payment that day. Was advised of the grace period. The borrower began requesting workout assistance in X/XXXX due to impact from the XXXX XXXX and was approved for three X-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The loan has remained current since that time. The borrower has been in frequent communication with the servicer and appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX and curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure but was dismissed in X/XXXX after a full reinstatement was received. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431388949	8/1/2021	7/12/2021	FB	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 2	BORROWER CONTACT: Mod approved in XX/XXXX. Borrower wanted to know why payment increased in XX/XXXX, servicer advised due to escrow increase. Borrower stated in XX/XXXX, that they did not authorize a payment to be drafted on XX/XX/XXXX. Customer service representative would have a supervisor look into it and advised if they did not authorize it, funds would be returned. Per notes on XX/XX/XXXX, the recorded call was listened to and the borrower did authorize a payment to draft on XX/XX/XXX and XX/XX/XXXX. Borrower upset as of XX/XX/XXXX that payment was increased due to escrow analysis. FB plan set-up on XX/XX/XXXX, payments of $X due from XX/XX/XXXX to XX/XX/XXXX and then $XXXX.XX due from XX/XX/XXXX to XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, loss of income, and borrower illness. RFD per notes on XX/XX/XXXX, due to payment dispute. As of XX/XX/XXXX, the borrower states that he is sending in payments bi-weekly and is not behind. RFD per notes on XX/XX/XXXX, co-borrower is unemployed due to XXXX. As of XX/XX/XXXX, borrower was waiting on funds, and borrower still not working due to XXXX. Co-borrower still unemployed as of XX/XX/XXXX. RFD per notes on XX/XX/XXXX, borrower stated she lost her job and decided to retire and co-borrower is now on medical leave. As of XX/XX/XXXX, illness of co-borrower, does not appear to be XXXX related.

FORECLOSURE: FC started on XX/XX/XXX; closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per notes on XX/XX/XXXX.
431388953	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower called to pay escrow shortage. X/XX/XXXX borrower questioning why payment had not been adjusted after payment of escrow shortage. X/XX/XXXX borrower impacted by XXXX, no income, unemployed. Requested deferment. Two month deferment approved X/XX/XXXX. Last contact was X/X/XXXX stated would make payment.

REASON FOR DEFAULT: Impacted by XXXX, was unemployed.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: Numerous comments reference discharged BKX, but no further details.

PROPERTY: No evidence of property damage.

431388956	10/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Other - Servicing	BORROWER CONTACT: Borrower called about a loan mod approval in X/XXXX, but as she was represented by an attorney, was told to contact her counsel. Borrower had been on a trial mod plan that ended in X/XXXX; borrower agreed to send the interim trial payments since initial plan completion, and set up another trial payment in X/XXXX. A modification was mailed to borrower's counsel in X/XXXX, who requested an explanation of the deferred balance, and disputed the principal balance on the mod in X/XXXX. Borrower returned executed documents, and the modification was booked in XX/XXXX. Borrower confirmed payment receipt and loan status in XX/XXXX, and also confirmed tenant occupancy. Borrower asked about an escrow shortage and late fees in XX/XXXX. In X/XXXX, borrower requested a refinance, but servicer didn't offer that service. Borrower requested a two-month deferral in X/XXXX due to a XXXX impact, and servicer approved a two-month deferral. Borrower requested an additional deferral in X/XXXX, and servicer deferred one additional month; borrower wanted a XXX-day deferment, but didn't qualify for that option. Borrower requested a deferral again in X/XXXX, and in X/XXXX; servicer offered a FB mod or repay options. Borrower requested a X-month FB in XX/XXXX, which servicer approved in XX/XXXX; borrower made monthly payments during the FB plan. Borrower requested an escrow analysis in X/XXXX, and called to verify the mailing date of the escrow refund in X/XXXX. Borrower reapplied for mod assistance in X/XXXX in error, and asked servicer to refinance the loan; servicer declined, and told borrower to contact a loan originator.

REASON FOR DEFAULT: XXXX impact, income curtailment

FORECLOSURE: Referred XX/X/XXXX, complaint filed X/XX/XXXX, service completed X/XX/XXXX. Notes don't mention whether judgment was granted; case was contested with an answer and affirmative defenses filed X/XX/XXXX. Modification was completed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Borrower confirmed tenant occupancy in XX/XXXX, but confirmed property was owner occupied beginning in X/XXXX

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431388960	9/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: XX/XXXX Borrower is upset about corp advance fees. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. X/XXXX Additional assistance is requested. XX/XXXX a FB plan is approved. X/XXXX Borrower wants help bringing the account current after the FB, a deferral is approved, deferring the XX/XXXX and XX/XXXX payments. Numerous notes follow with borrower disputing the terms of the deferral, noting he was told to start paying on X/X/XXXX, which he did, and the funds were applied as the X/XXXX payment, borrower wants to have one more payment deferred to bring the loan current. The most recent contact was on X/XX/XXXX borrower is uncooperative and wants to dispute the amount due.

REASON FOR DEFAULT: X/XXXX XXXX. X/XXXX Illness of mortgagor. XX/XXXX Curtailment of income. X/XXXX Fixed income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431388964	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Account was brought contractually current at BK discharge and borrower has paid timely post-close with occasional contact for billing and escrow questions. Last contact XX/X/XXXX regarding IRS form for name change.

REASON FOR DEFAULT:

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed prior to review period, discharged Oct XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

431388967	9/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin July XXXX with borrower performing on a trial plan approved by prior servicer, hardship details unknown. Trial was paid timely and mod finalized effective Dec XXXX. Account is performing post-mod with no ongoing contact since X/XX/XXXX confirmation of biweekly ACH setup.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Referred to foreclosure prior to review period, first legal date unknown. Action dismissed after modification Dec XXXX.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431388975	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing with no loss mitigation activity or hardship noted in the last X years. There is occasional borrower contact for billing and account inquiries, last contact X/X/XXXX regarding insurance proceeds.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. loss draft received Jan XXXX for XXXX and XXXX, DOL Sep XXXX, endorsed and released with no further details regarding damages or repairs.

431388979	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call and the borrower's spouse agreed to make a payment by phone. The borrower and spouse had been in frequent contact at that time and appear to be cooperative. The loan has remained current since that time and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No indication of damage or ongoing repairs.
431388986	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Other - Servicing	BORROWER CONTACT: XxXX in Oct XXXX was due to servicing transfer, borrower advised he did not receive a statement so did not make his payment. Account is performing since then with occasional contact for account inquiry. Last contact X/XX/XXXX to follow up on claim documentation, borrower is since unresponsive to outbound attempts.

REASON FOR DEFAULT: Servicing transfer

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower inquired about process for accessing claim proceeds from XXXX XXXX loss, stated he is has a contractor and is ready to get the funds to repair the home. Servicer advised of required documentation, no details are noted regarding damages or claim amount, and no claim check or documentation has been submitted.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431388987	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer offered a disaster modification in X/XXXX. Borrower applied for auto-draft payments in X/XXXX when the executed modification was returned. Borrower confirmed mod completion in XX/XXXX, and setup of auto-draft payments. Borrower made a phone payment in XX/XXXX, and authorized her insurance company on the account in X/XXXX. Borrower confirmed policy coverage limits in X/XXXX. Borrower requested XXXX assistance in X/XXXX; servicer approved a two-month deferment beginning that month. In X/XXXX, borrower set up auto-draft payments to begin after the deferment was completed. Borrower asked about additional XXXX assistance in X/XXXX. Servicer offered a FB/repay plan, but borrower declined. No further contact.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Borrower confirmed owner occupancy in XX/XXXX and in X/XXXX
431388989	9/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: X/X/XXXX Borrower calls in to report their tenants work in the food industry and may no be able to pay due to XXXX. Fairly regular contact is recorded with borrower making payment arrangements. Borrower has been cooperative. The most recent contact was on X/XX/XXXX with late charges and payment arrangements being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431388991	9/1/2021	7/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called to make a payment over the phone. No further contact and the loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No indication of damage or ongoing repairs.
431388994	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Collection call completed X/X/XXXX. Borrower inquired about corporate advance fees X/XX/XXXX and again X/X/XXXX. Borrower called XX/X/XXXX to schedule payment. Last borrower contact X/X/XXXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes BKX discharge; details of filing not provided.

PROPERTY: No property damage noted.

431388995	10/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about escrow overage X/XX/XXXX. Servicer attempted contact XX/X/XXXX to advise of lender-placed insurance. Borrower disputed escrow balance XX/XX/XXXX. Borrower called to cancel payment X/X/XXXX; reverse principal balance payment to July payment.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: No property damage noted.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431388997	8/1/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower was having financial difficulties. XX/XX/XXXX property was owner occupied and borrower refused loss mitigation. X/XX/XXXX borrower called for assistance as hours cut due to XXXX. Two month deferral approved X/X/XXXX. Last contact was X/XX/XXXX, borrower called to advise payment made, provided RFD of income. Servicer advised loss mitigation may be available.

REASON FOR DEFAULT: Income impacted by XXXX, appears borrower may not be back to full income.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

431388998	9/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrowers divorced prior to review period. Primary borrower no longer occupies property, co-borrower has submitted documents for name change. Account was performing prior to request for XXXX assistance April XXXX due to work closure. FB approved through June XXXX; regular payments resumed in July and account remains current. Last contact X/X/XXXX regarding insurance proceeds.

REASON FOR DEFAULT: XXXX income curtailment due to work closure

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower has X claims filed for XXXX damage in XXXX and XXXX damage in XXXX. First draw released Jan XXXX for roof repairs. XXX% inspection report received and final draw approved X/XX/XXXX.

431389000	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer offered a deferral which borrower declined. Borrower on X/XX/XXXX called in to see if FB or deferral available servicer advised no and borrower will need to send in a workout packet. Borrower never sent in a workout packet. Last contact X/XX/XXXX borrower called in upset payment increased due to escrow increase. Borrower stated sent in shortage amount, servicer advised will review, as of X/X/XXXX appears servicer corrected issue.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431389002	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked if modification documents had been mailed in X/XXXX. Borrower scheduled a phone payment in X/XXXX and promised to return an executed mod agreement; the modification was booked that month. Borrower confirmed mod completion in X/XXXX; loan transferred servicing that month. Borrower made monthly phone payments between XX/XXXX and X/XXXX. Borrower requested a website password reset in X/XXXX and verified the due date. Borrower asked about double payments in X/XXXX and X/XXXX, claiming website error; servicer denied any issues with the website payments. Borrower requested a website password reset in X/XXXX, but made a phone payment later that day. Monthly phone payments continued between X/XXXX and XX/XXXX. Borrower requested XXXX assistance in X/XXXX. Servicer granted a two-month deferral that month. Borrower asked about the escrow balance in X/XXXX, and promised to pay the following month. Borrower asked about a pending service transfer in XX/XXXX, and verified the loan status in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX-Income curtailment. XXXXXX, borrower not working, then had reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Borrower confirmed owner occupancy in X/XXXX
431389003	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Skip trace efforts X/XX/XXXX. Borrower stated X/XX/XXXX is a teacher and does not get paid during summer. Borrower inquired about late fee/corp advance X/X/XXXX. Borrower inquired about hazard insurance coverage X/X/XXXX and X/XX/XXXX. Borrower called X/XX/XXXX to pay escrow shortage. Borrower inquired X/X/XXXX why payment wasn't reduced after escrow shortage being paid. Call escalated X/XX/XXXX. Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: No property damage noted.

431389005	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loss mitigation was in process as of first comments in X/XXXX. Borrower stayed in contact with servicer during trial plan. In order to qualify for the modification the servicer added oldest daughter to the loan, but daughter would not sign modification documents. Borrower then qualified on their own. Borrower returned signed documents on X/XX/XXXX. XX/XX/XXXX borrower called to discuss escrow account. Last contact was XX/XX/XXXX, cancelling ACH but making promise to pay, which appears to have been kept.

REASON FOR DEFAULT: RFD was divorce and reduction in income.

FORECLOSURE: Active foreclosure prior to modification. Foreclosure was at sale date. Foreclosure closed when modification boarded.

BANKRUPTCY: Comments reference a discharged BK, but no further details.

PROPERTY: No evidence of property damage.

431389014	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made payment via phone on XX/XXXX, XX/XXXX and XX/XXXX, Last contact on XX/XX/XXXX, borrower stated was trying to make a payment via the IVR phone pay system but wanted to know why payment increased. Servicer advised due to escrow shortage.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, income impacted by XXXX.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Subject vacant per notes on XX/XX/XXXX.

431389015	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact was with borrower's sister on X/X/XXXX, questioning increase in payment, which was due to increase in escrow. No RFD, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: Comment on X/XX/XXXX references BK discharged, no further information.

PROPERTY: No evidence of property damage.

431389026	10/10/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to confirm that the deferral was approved. Was advised the deferral was implemented and was for two months. The history shows the X month deferral was completed in X/XXXX. The loan as also modified in X/XXXX and has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX XXXX and borrower unemployment. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure until a modification was completed in X/XXXX. The foreclosure was dismissed and no further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No indication of damage or ongoing repairs.
431389027	10/1/2021	7/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested X/X/XXXX sending proof of insurance. Borrower inquired about payment increase XX/XX/XXXX; due to Step-Rate Mod. Borrower indicated XX/XX/XXXX escrow refund being sent to put in escrow account. Borrower again inquired about payment increase XX/X/XXXX due to escrow. Borrower requested copy of welcome letter X/XX/XXXX. Borrower again inquired about payment increase XX/XX/XXXX. Borrower stated XX/XX/XXXX on fixed income. Last contact X/XX/XXXX to request payoff.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Borrower stated X/XX/XXXX has pending hazard insurance claim; no further details provided. Borrower stated X/XX/XXXX all repairs completed. Borrower stated X/XX/XXXX has paid receipts for repairs.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431389028	10/1/2021	7/27/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: X/XXXX Borrower calls in to discuss a mod that took place in XXXX. X/XXXX Borrower reports they have been impacted by XXXX. X/XXXX Account is approved for a FB plan, however no notes found showing that the approved plan was implemented. The most recent contact was the previously mentioned contact on X/XX/XXXX.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: Notes in X/XXXX reference a final XXX% inspection and indicate that all claim funds IAO $XXX have been disbursed. No specifics are provided regarding the nature of the repairs/claim.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431389029	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in with questions about an escrow overage reimbursement. The borrower also called in on XX/XX/XXXX with questions about a deferral balance on the loan and if it was accruing interest. Was advised it was placed at the end of the loan. Most contacts with the borrower have been to discuss the escrow amounts and the borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431389033	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate prior servicer had agreed to a MOD, servicer was reviewing prior MOD details. As of X/XX/XXXX servicer approved a X month STIP plan starting X/XXXX. As of X/XX/XXXX STIP completed and loan modified, first payment due X/X/XXXX. Last contact was on X/X/XXXX when borrower and servicer discussed MOD details.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: When comments being X/X/XXXX comments indicate active FC unable to determine date referred to FC. FC dismissed X/XX/XXXX due to modification.

BANKRUPTCY: No BK activity found

PROPERTY: No property issue found.

431389034	8/1/2021	7/17/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Regular contact is recorded with borrower making payment arrangements. X/XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431389039	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Fairly regular contact is recorded with borrower making payment arrangements. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to set up a payment.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431389041	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Payment made via phone in XX/XXXX, and XX/XXXX. Borrower requested help with payments in XX/XXXX, X-month deferment was granted in XX/XX/XXXX. Last contact on XX/XX/XXXX, the borrower requested a payoff.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower unemployed due to XXXX. Borrower stated works on commission only.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per notes on XX/XX/XXXX.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431389049	8/1/2021	6/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the authorized third party called in to make the escrow shortage payment in order to lower the payments. The notes also show a deferral completed in May XXXX that deferred three payments. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX and unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. The notes reflect prior property damage and repairs to the roof. A claim was filed with insurance funds totaling $XX,XXX.XX. The claim appears to have been monitored. Repairs were completed and the final inspection and draw were completed in X/XXXX. No further indication of damage or ongoing repairs.
431389051	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower and the authorized third party called in to discuss the modification and the next payment due. Agreed to make a payment by phone and set up ACH payments. The loan modification was completed in X/XXXX after successfully completing a trial period plan and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes from early XXXX reflect property damage that was being repaired and an insurance that appeared to be monitored. An inspection completed in XX/XXXX confirmed repairs were completed and all insurance proceeds had been disbursed. No recent indication of damage or ongoing repairs.
431389052	10/1/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Other - Servicing	BORROWER CONTACT: Comments start in XX/XXXX with borrower requesting a modification. Mod approved and processed in XX/XXXX. Co-borrower stated they live in the home alone and plan to keep the property per notes on XX/XX/XXXX. Borrower requested they be set-up on bi-weekly payments; servicer advised that they could set it up but they must be paid a month ahead. Borrower upset that ACH payment not set-up on XX/XX/XXXX and requested a supervisor. Supervisor advised was set-up as of XX/XX/XXXX. Borrower requested loss mitigation on XX/XX/XXXX; servicer advised not an option due to mod in XXXX. Last contact on XX/XX/XXXX, borrower called in with their insurance representative to update information.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, servicer transfer. RFD per notes in XX/XXXX, property damage.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: Per notes on XX/XX/XXXX, the subject has roof damage and is leaking XXXX. Borrower stated was waiting on a claim to be approved. Borrower stated claim was denied on XX/XX/XXXX, insurance company did not believe the damage was due to XXXX as borrower stated. Notes in XX/XXXX indicate that the home is being repaired; appears funds received. Repairs completed in XX/XXXX with XX% inspection. Owner-occupied per notes on XX/XX/XXXX.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral. In addition, per notes on XX/XX/XXXX, the Note is missing. Servicer emailed prior servicer to see if they were in possession of the Note. Unable to determine if Note was found.
431389066	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said would be making a payment. The loan was fully reinstated in X/XXXX but had a brief period of delinquency since then within the past XX months. The loan is now current and the borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX and both the borrower and spouse were unemployed. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure until X/XXXX when the action was dismissed due to a full reinstatement. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. The notes reflect damage to the property due to collapse with a date of loss on X/X/XXXX. An insurance claim check totaling $X,XXX.XX was received on X/X/XXXX. The claim was considered non-monitored and the endorsed claim check was sent to the borrower on X/XX/XXXX. Unclear of the repairs have been completed.
431389067	8/1/2021	6/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to make payment XX/XX/XXXX. Borrower made promise-to-pay XX/XX/XXXX. Borrower stated X/XX/XXXX would call back to make payment. Borrower requested online assistance X/XX/XXXX. Borrower advised of LPI X/X/XXXX. Borrower requested tax form X/XX/XXXX. Borrower requested online reset X/X/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower request hazard claim X/X/XXXX; loss date X/XX/XXXX. Carrier denied claim X/XX/XXXX due to long term wear/tear. Extent of damage not provided.

431389073	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Co-borrower requested a website password reset in X/XXXX, and made a phone payment. Co-borrower also made a phone payment in X/XXXX and in X/XXXX. Co-borrower promised to make a payment through the website in XX/XXXX, but made another phone payment the following week. Phone payments continued through XX/XXXX. Co-borrower gave a promise to pay in X/XXXX, but scheduled a payment for the following month and fell delinquent. Co-borrower mentioned a XXXX hardship in X/XXXX and servicer offered a repay plan or a mod review. Co-borrower applied for XXXX disaster assistance that month, and servicer approved a X-month deferment. Co-borrower declined the deferment in X/XXXX, stating she could pay using unemployment funds. Co-borrower missed the X/XXXX after UE funds weren't received, and requested a FB plan for the following two months; servicer agreed to the FB plan. Co-borrower reinstated the account in X/XXXX, and made phone payments the next two months. Borrower confirmed hardship had been resolved in X/XXXX, and gave a promise to pay in X/XXXX. Last contact was in X/XXXX when borrower asked about late fees on the account and made a phone payment.

REASON FOR DEFAULT: Co-borrower illness, XXXX impact - co-borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupancy confirmed most months between X/XXXX and X/XXXX

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431389079	9/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to inquire about the status of a modification. Was advised it was terminated and would have to apply again. The notes show the modification was originally requested on XX/XX/XXXX. The borrower has been in frequent contact and appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income and unemployment. Unclear if hardship is still ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431389083	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX RFD was over extended. Loss mitigation discussed. X/XX/XXXX borrower inquired about XXXX relief, RFD was no income. X/XX/XXXX borrower was approved for X month deferment. X/XX/XXXX borrower called to extend deferment, which was not available. Borrower reinstated in X/XXXX and loan has been current since that time. Last contact was X/XX/XXXX, making payment.

REASON FOR DEFAULT: Borrower appears to be over extended and then income was impacted by XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: XX/XX/XXXX comment references property damage and waiting for insurance estimate and contractor bid. Damage was in X/XXXX and was due to XXXX. Settlement was in the amount of $XX,XXX.XX. No information on inspections or status of work.

431389084	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower request escrow be removed from the account. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. X/XXXX Additional XXXX assistance is requested, but borrower fails to submit the docs. Several notes follow with borrower disputing credit bureau reporting. Borrower has been cooperative with regular contact recorded. The most recent contact was on X/X/XXXX with late fees on the account being discussed.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431389086	8/1/2021	7/20/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX RFD was marital difficulties. X/XX/XXXX borrower's wife was unemployed due to XXXX. Borrower approved for X month deferral on X/XX/XXXX, but made the late payments in X/XXXX. Last contact with the borrower was XX/XX/XXXX, making payment.

REASON FOR DEFAULT: Wife was unemployed due to XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431389089	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower advised mod approved on XX/XX/XXXX and processed. Borrower requested online account password be reset on XX/XX/XXXX. As of XX/XX/XXXX, borrower requested information on escrow analysis, servicer notes that they would put in a request to have a representative call the borrower back. Written dispute sent in on XX/XX/XXXX regarding escrow shortage. Response sent out on XX/XX/XXXX but details of dispute resolution not noted. Borrower requested that ACH payments be set-up on XX/XX/XXXX. Servicer notes that payments were set-up. Co-borrower advised that the borrower lives in the property per notes on XX/XX/XXXX and that they planned on keeping the payments current. Last contact on XX/XX/XXXX, borrower wanted to know the difference between ending balance on XXXX and statement. Servicer notes providing information but did not note the answer given.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, curtailment of income. Specific details provided.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per notes on XX/XX/XXXX.
431389094	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate loan was modified, date modified and details of modification not noted. Comments on X/X/XXXX indicate borrower was impacted by XXXX, servicer went over options which borrower declined. No further assistance requested. Last contact X/X/XXXX borrower went over loan details.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431389097	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower advised of total amount due per notes on XX/XX/XXXX and servicer requested that the borrower fax in proof of insurance. Last contact on XX/XX/XXXX, borrower advised that they would need disbursement check in XX/XXXX reissued.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, excessive obligations. Specific details not noted.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: Notes on XX/XX/XXXX, subject sustained XXXX and XXXX damage. Claim filed and funds in the amount of $XXK received. Disbursement in the amount of $XX,XXX.XX was issued in XX/XXXX to the borrower. Current condition of the subject is unknown. Current occupancy not noted.
431389100	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX called in wanting to know why payment was not taken out of bank account, servicer advised payment was returned by bank. Borrower made a payment over the phone to replace the returned check.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

431389101	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes X/XX/XXXX final Mod workout approved. Mod workout booked XX/XX/XXXX. Borrower requested online access XX/XX/XXXX. Borrower stated XX/XX/XXXX wanting to make payment online. Borrower inquired about payment increase X/X/XXXX. Borrower confirmed payment X/XX/XXXX. Borrower stated X/X/XXXX would make payment online. Borrower confirmed payment X/XX/XXXX. Borrower stated X/XX/XXXX would schedule payment. Borrower stated XX/XX/XXXX would make payment online. Borrower provided Xrd party authorization XX/XX/XXXX. Borrower inquired about escrow analysis X/X/XXXX. Borrower inquired about mortgage insurance X/XX/XXXX. Borrower indicated hardship due to increased payment X/XX/XXXX. Borrower inquired about paying flood insurance X/XX/XXXX. Last contact X/XX/XXXX borrower inquired about X NSF payments.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431389103	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin July XXXX with final mod docs received, hardship and financials are not noted. Account is performing post-mod with occasional contact for escrow inquiries, new analysis requested Nov XXXX due to reduction in insurance premium. Last contact X/XX/XXXX to request help with website lockout.

REASON FOR DEFAULT:

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431389104	8/1/2021	7/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact noted as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
431389107	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX notes are referencing finalized mod docs. X/XXXX A mod is applied to the account. XX/XXXX Borrower calls in to make payment arrangements and discuss the RFD. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has been cooperative with fairly regular communication making payment arrangements. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income. XX/XXXX Car repairs. X/XXXX XXXX.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431389116	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: X/XXXX Borrower is working with loss mit for a mod. XX/XXXX The mod is completed and the account is brought current. Since the mod the account has been kept current with minimal significant activity recorded. X/X/XXXX borrower reports they have been impacted by XXXX, no assistance is requested. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Inability to work due to illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431389120	9/1/2021	7/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Borrower wanted to know why payment increased per notes on XX/XX/XXXX, servicer advised due to escrow analysis. Borrower approved for a stip to mod in XX/XXXX; plan completed and mod processed in XX/XXXX. Borrower requested assistance in XX/XX/XXXX; deferment was granted that same month. Borrower wanted to know if the servicer could refinance her loan on XX/XX/XXXX; servicer advised that they do not refinance loans. Borrower requested a payoff on XX/XX/XXXX. Per notes on XX/XX/XXXX, borrower was concerned that a tree hanging over her house could damage it. Nothing further noted. Last contact on XX/XX/XXXX, borrower advised of total amount due.. Borrower stated she would make the payment online later that day.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, illness of borrower; affected by XXXX. Borrower still ill in XX/XXXX.

FORECLOSURE: FC closed and billed in XX/XXXX due to reinstatement.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per notes on XX/XX/XXXX.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431389140	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was approved for a trial mod plan in X/XXXX, but borrower declined the plan and requested a deferment. Servicer approved a X-month deferment that month. Borrower gave a promise to mail a payment in X/XXXX. Loan transferred servicing in X/XXXX. Borrower was advised in XX/XXXX to have his attorney send a consent to discuss the account details with borrower. Borrower made a phone payment in X/XXXX and requested a billing statement. Borrower made a phone payment in X/XXXX, and asked about late fees on the account in XX/XXXX. Borrower requested a refinance referral in XX/XXXX; servicer advised borrower to contact a lender. Borrower requested his escrow analysis statement in X/XXXX after the payment increased. Last contact was in X/XXXX when borrower confirmed payment had been mailed.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX and was discharged in XXXX.

PROPERTY: Borrower verified owner occupancy in XX/XXXX and in X/XXXX
431389141	10/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: A modification was completed in X/XXXX. Borrower wanted to discuss account in X/XXXX, but still showed as represented by an attorney; borrower was advised to send a written request to remove counsel information. No further contact.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Referred X/XX/XXXX, further timeline not provided. Modification was completed in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431389144	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower offered a repayment plan in XX/XXXX. Borrower declined plan but brought loan current in the same month. Borrower requested assistance in XX/XXXX, one-month deferment granted. Notes in XX/XXXX indicate that the borrower was approved for a XXXX FB plan but based on pay history, borrower did not accept the plan. Last contact on XX/XX/XXXX, borrower wanted wiring instructions. Stated she was trying to get assistance but did not provide details.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, unemployment due to XXXX. Borrower still unemployed in XX/XXXX.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Tenant occupied per notes on XX/XX/XXXX.
431389149	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower advised of service transfer X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is non owner-occupied. No property damage noted.

431389150	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loan boarded July XXXX with a trial plan completed and final mod docs in process, hardship and financials are not noted. Account was performing post-mod with little contact until request for assistance May XXXX due to work shutdown. Payments resumed June XXXX and account remains current. Last contact X/XX/XXXX dispute about payment increase. New escrow analysis was pending since X/XX/XXXX, he advised will not make August payment until issue is resolved.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431389151	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to advise that the payment made on X/X/XXXX would be returned due to NSF and agreed to make a payment by phone that day to replace it. The history shows the payment was returned as indicated but the replacement payment has kept the loan current. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431389179	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loan boarded July XXXX with a trial plan approved by prior servicer Sep-Nov XXXX, hardship and financials are not noted. Trial was paid as agreed and account is current since Jan XXXX mod with little ongoing contact. Last contact X/X/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431389180	9/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Borrower requested assistance in XX/XXXX; X month deferment was granted. Notes on XX/XX/XXXX indicate that a XXXX FB was approved, $X.XX due from XX/XX/XXXX to XX/XX/XXXX, then X months of $XXXX.XX from XX/XX/XXXX to XX/X/XXXX. Last contact on XX/XX/XXX, borrower wanted to know why payment increased. Servicer advise due to escrow shortage.

REASON FOR DEFAULT: RFD as of XX/XX/XXXX, unemployment due to XXXX. RFD since XX/XXXX, impacted by XXXX.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per notes on XX/XX/XXXX.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431389209	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who agreed to make a payment over the phone. The borrower has been in regular contact due to often makes payments after the due date but before the grace period. The borrower appears to be cooperative during noted conversations. The borrower fully reinstated the loan in X/XXXX but has had brief periods of delinquency since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure but was dismissed in X/XXXX after a full reinstatement was received. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431389223	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower stated on trial plan with prior servicer. RFD was excessive obligations. XX/XX/XXXX borrower called, signing modification documents and would return them. Last contact with the borrower was X/XX/XXXX, having trouble accessing on line account.

REASON FOR DEFAULT: RFD prior to modification was excessive obligations, loan has been current since modification boarded.

FORECLOSURE: Loan was in foreclosure prior to modification. Foreclosure closed when modification was boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431389236	8/1/2021	7/17/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was denied modification in X/XXXX, RFD was unemployment. X/X/XXXX borrower called for reinstatement amount and requested loss mitigation package to apply for modification again, both borrowers working. Modification denied XX/XX/XXXX, insufficient income. Borrower called for reinstatement amount on XX/XX/XXXX and funds were received XX/XX/XXXX. Unable to determine source of funds. Last contact with borrower was XX/XX/XXXX making payment.

REASON FOR DEFAULT: RFD in XXXX was unemployment.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431389252	10/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: X/XX/XXXX borrower called for general information in order to set up online access. Last contact on X/XX/XXXX asking to have password reset. No RFD, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431389254	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to discuss the corporate advance fees and requested a breakdown. A conversation on XX/XX/XXXX also indicated the borrower questioned the corporate advance fees and said would contact their attorney. No further contact and the loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate a previously discharged chapter X bankruptcy. Unable to confirm the case number or dates.

PROPERTY: No indication of damage or ongoing repairs.
431389261	9/1/2021	7/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about repayment plan X/XX/XXXX. Borrower called X/XX/XXXX to make change to payment. Skip trace efforts noted X/XX/XXXX. Borrower indicated payment dispute X/XX/XXXX. Borrower called to review late fees XX/XX/XXXX. Borrower indicated hardship XX/XX/XXXX due to curtailment of income. Borrower illness noted XX/XX/XXXX. Borrower inquired about insurance check XX/XX/XXXX. Last contact X/XX/XXXX to setup payment.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted XX/XX/XXXX for $X,XXX.XX; endorsed and released.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431389262	8/17/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower applied for mod assistance in X/XXXX, but retention options were denied; denial reason was not provided. Borrower gave a promise to pay in X/XXXX, and reinstated the loan that month; source of funds is unknown. Borrower made a double payment by phone in XX/XXXX, but funds were NSF. Servicer offered a repay plan in XX/XXXX, but borrower declined and reinstated the account that month. Borrower requested a payoff quote in X/XXXX, and declined to give a promise to pay. Borrower made a phone payment in X/XXXX, in X/XXXX and in XX/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: Referral date and timeline were not provided. Loss mit hold started X/XX/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Borrower confirmed owner occupancy in XX/XXXX and in X/XXXX. A BPO in XX/XXXX noted subject as tenant occupied, and noted possible siding and roof repairs needed based on photos provided; unable to verify property condition. No claimable damage was listed on the BPO.
431389274	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, incoming call from the borrower but the notes are unclear about what was discussed. The conversation prior to that was from an inbound call on X/XX/XXXX when the borrower called in to ask about a name change. The loan was modified in X/XXXX after successfully completing a trial period plan and has had brief periods of delinquency since that time, but the loan has remained current throughout the past XX months. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD noted prior to the X/XXXX modification was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure but was dismissed in X/XXXX after a modification was completed. No further FC activity found.

BANKRUPTCY: The notes reflect a previous discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431389282	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Stip to mod approved in XX/XXXX, plan completed and mod processed in XX/XXXX. Borrower questioned why payment increased in XX/XX/XXXX, servicer advised due to escrow analysis. Borrower requested grace period information per notes on XX/XX/XXXX; servicer advised the borrower had XX days. Last contact on XX/XX/XXXX, borrower called to ask questions about late fees on the account. Servicer does note exact questions or answer to questions.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, servicing issues. Stated that they were approved for a mod at prior servicer. Mod found and servicer processed the same month.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per notes on XX/XX/XXXX.
431389293	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MT	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer approved a modification in X/XXXX, but the offer was closed in X/XXXX as borrower didn't return an executed mod agreement. Co-borrower applied for assistance in XX/XXXX, but was denied a mod in XX/XXXX, as borrower had failed a prior mod offer from X/XXXX, and as borrower was unable to afford a modified payment. Co-borrower appealed the denial, stating income had increased; servicer confirmed receipt of documentation in X/XXXX. That month, servicer agreed to move forward with settlement of a mod that had previously been approved in XXXX, and borrower agreed to send funds for the interim trial payments. Borrower submitted the funds in X/XXXX, and returned an executed modification in X/XXXX. Modification was booked in X/XXXX, and borrower set up auto-draft payments. Loan transferred servicing in X/XXXX. Borrower confirmed owner occupancy in XX/XXXX. The auto-draft information didn't transfer to the new servicer, and borrower made a phone payment in XX/XXXX, then set up auto-draft payments. Last contact was in X/XXXX, when borrower updated auto-draft account information.

REASON FOR DEFAULT: Co-borrower illness, excessive obligations, borrower on fixed income

FORECLOSURE: Referral date and timeline were not provided. Loss mit hold started X/X/XXXX, and was removed X/XX/XXXX. Demand letter expired XX/X/XXXX. Notice of sale was recorded XX/XX/XXXX, with sale set for X/XX/XXXX. A loss mit hold started in XX/XXXX, and a FC restart was approved X/XX/XXXX. Notice of sale sent for recording X/X/XXXX, with a sale set for X/XX/XXXX. A modification was completed in X/XXXX prior to sale.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupancy was confirmed in XX/XXXX
431389297	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower and an authorized third party called regarding a NSF fee. The customer disputed the NSF fee saying the check went through. The notes show the servicer requested documentation. No further notes about that dispute. The loan was modified in XX/XXXX after successfully completing a trial period plan that was set up with a previous servicer. The loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure but was dismissed after the modification was completed in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431389303	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was not eligible for retention options in XX/XXXX; borrower was not able to afford a modified payment. Notes don't show any email or dialer attempts made by prior servicer. BIPs were not sent due to a BK flag on the account; BK details were not provided. Borrower reinstated the account in X/XXXX; source of funds is unknown. Borrower made a payment through the website in X/XXXX. No phone contact with borrower since note start in X/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Referred XX/XX/XXXX. NOD posted X/XX/XXXX, expired X/XX/XXXX. Another NOD was posted and expired X/XX/XXXX. FC was placed on hold X/XX/XXXX for a service transfer on X/XX/XXXX. NOS was not posted prior to borrower reinstatement on X/XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Notes show original owner occupancy in XXXX
431389313	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX Borrower calls in to make account arrangements and give a RFD. The only other recorded contact with borrower was on XX/X/XXXX to set up a payment.

REASON FOR DEFAULT: X/XXXX Disability due to work injury and payment sent to incorrect servicer.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431389316	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Active loss mitigation as of start of comments in X/XXXX. RFD was unemployment but regained employment in X/XXXX. Borrower reinstated in X/XXXX and loan has been current since that time. Borrower does use the grace period and whenever the servicer reaches them, states that. Last contact was X/XX/XXXX, changing the date for the February payment.

REASON FOR DEFAULT: RFD in XXXX was unemployment.

FORECLOSURE: Loan in foreclosure in early XXXX, but little activity due to active loss mitigation. XX/XXXX borrower filed an answer, unable to determine basis. Judgment was entered X/XX/XXXX. Loan then reinstated and foreclosure closed.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431389318	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower advised sending final docs X/X/XXXX. Borrower called X/XX/XXXX to schedule payment; setup ACH. Borrower called XX/X/XXXX and XX/X/XXXX to make payment. Xrd party requested authorization X/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: No property damage noted.

431389320	8/1/2021	7/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower advised of the total amount due per notes on XX/XX/XXXX.Payment made via phone on XX/XX/XXXX. Borrower requested a copy of the deed per notes on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower requested a copy of the deed again. Servicer advised that they would request the document be sent to them but it would take time.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, curtailment of income. RFD per notes on XX/XX/XXXX, illness of the borrower.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per notes on XX/XX/XXXX.

431389322	9/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower applied for loss mit assistance in X/XXXX, and a trial mod plan was approved in X/XXXX. Loan transferred servicing in X/XXXX, and co-borrower authorized their attorney on the account. The attorney confirmed receipt of mod documents in XX/XXXX, and co-borrower confirmed the plan was still active that month. Borrower received the mod agreement in XX/XXXX; the agreement was completed and terms booked to the system in XX/XXXX. Co-borrower disputed a payment increase in X/XXXX; increase was due to an escrow analysis completed after modification. Co-borrower made a phone payment in X/XXXX. Servicer received a cease and desist notice in XX/XXXX. Last contact was in XX/XXXX when co-borrower called about a letter received, and gave a promise to pay.

REASON FOR DEFAULT: Both borrowers were self employed and lost a large contract; borrower became ill and is now disabled

FORECLOSURE: Referred X/XX/XXXX, complaint filed X/XX/XXXX, service completed X/X/XXXX. Judgment entered X/XX/XXXX. A FC sale was set for XX/XX/XXXX, but a modification was completed prior to the sale. Dismissal granted XX/XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower mentioned ongoing repairs from an insurance claim in XX/XXXX; details were not provided. Additional repairs to gutters and doors were mentioned in X/XXXX. Investor approved the closing of the claim file in XX/XXXX due to an active cease and desist on the account.
431389326	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Stip to mod approved in XX/XXXX; payment made and mod processed in XX/XX/XXXX. Borrower advised in XX/XXXX that mod docs were sent out for execution. Very little contact with the borrower once the loan was modified. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, illness of borrower.

FORECLOSURE: FC closed and billed in XX/XXXX due to reinstatement.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history.

TITLE: Per notes on XX/XX/XXXX, there is a utility lien recorded against the property recorded in XX/XXXX. Borrower stated in the process of clearing title. Owner-occupied per notes on XX/XX/XXXX.
431389327	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Indicates there are deceased borrowers. XX/XXXX Borrower is working with loss mit for a mod. XX/XXXX Mod is completed. Since the mod the account has been kept current with minimal activity. The most recent contact was on XX/XX/XXXX with borrower calling in to find out where payments should be sent.

REASON FOR DEFAULT: XX/XXXX Inability to rent.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE: X/XXXX Notes reference title issues (judgments/liens and a unreleased FC). Per notes on X/XX/XXXX No title issues exist.

431389329	10/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	36M PHCH	Other - Servicing	BORROWER CONTACT: Comments on X/XX/XXXX indicate borrower broke prior FB plan, details of the plan not noted. Comments on X/XX/XXXX indicate a new MOD was offered to borrower but declined as borrower could not afford payments. As of XX/X/XXXX servicer approved a STIP plan which was accepted by borrower, comments note first payment due XX/X/XXXX for $XXX.XX; no further details noted. Borrower completed the STIP plan and loan was modified in X/XXXX. Last contact XX/XX/XXXX when borrower and servicer discussed loan details.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: Comments on X/XX/XXXX indicate borrower has been discharged from a BK, details of BK not noted.

PROPERTY: NA

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431389332	8/1/2021	7/14/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Based on comment on X/XX/XXXX borrower is deceased and Matthew Ryan is successor in interest. No recent contact.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431389334	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested in XX/XXXX, servicer approved a stip to mod. Plan completed in XX/XXXX and mod processed. Borrower wanted to confirm that the mod was sent out in XX/XXXX, servicer advised that they did send it out on XX/XX/XXXX. Borrower stated that they had questions about the mod on XX/XX/XXXX, servicer notes answering the questions but specific questions not mentioned. On XX/XX/XXXX, borrower was upset that ACH payments were not set-up properly. Servicer advised that they would set-up. Last contact on XX/XX/XXXX, borrower stated they received a letter stating that ACH was cancelled and borrower was not trying to cancel the ACH. Servicer advised that it was not cancelled and confirmed information in the system.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, excessive obligations.

FORECLOSURE: FC started in XX/XXXX; closed and billed XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per notes on XX/XX/XXXX.

431389345	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes borrower kept Stip to Mod X/X/XXXX. Mod workout approved X/XX/XXXX which was booked X/X/XXXX. Borrower called X/XX/XXXX to make payment. Borrower inquired about service transfer XX/X/XXXX. Borrower called to schedule payment XX/X/XXXX. Skip trace efforts noted XX/XX/XXXX. Borrower called to confirm payment XX/XX/XXXX. Borrower stated X/XX/XXXX would make payment by EOM. Borrower called to schedule payment X/XX/XXXX. Borrower hardship noted X/X/XXXX due to death in family. Borrower stated X/XX/XXXX impacted by XXXX; unemployed. X-month special FB offered X/XX/XXXX from X/X/XXXX to X/X/XXXX; X month repayment plan offered X/X/XXXX to XX/X/XXXX for $X,XXX.XX. Borrower stated X/XX/XXXX had funds to bring current. Borrower stated X/X/XXXX had been furloughed. Borrower stated X/XX/XXXX still not XXX% back at work. Borrower requested X/XX/XXXX to make additional payment to escrow. Last contact X/X/XXXX to schedule payment.

REASON FOR DEFAULT: Excessive obligations. Family death. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431389348	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower trying to qualify for loss mitigation in X/XXXX, borrower self employed as health care provider. Modification was denied and short sale was recommended, borrower appealed. Appeal was denied due to lack of documentation to support income. Borrower reapplied in X/XXXX, RFD was divorce and making repairs from XXXX. Borrower continued to re-apply and provide additional sources of income until modification was approved X/XX/XXXX. Borrower made trial payments and modification was completed and boarded. Last contact with the borrower was X/XX/XXXX, calling about escrow account.

REASON FOR DEFAULT: Over extended. Borrower kept applying for loss mitigation, adding additional family member's income until they were able to qualify.

FORECLOSURE: Active foreclosure as of start of comments in X/XXXX. Borrower filed an answer after modification request was denied in X/XXXX. Foreclosure closed when modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431389370	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was active loss mitigation when loan boarded in X/XXXX. Documents for modification were sent to litigation team for processing, unable to determine basis of litigation. RFD was borrower was disabled. X/X/XXXX notes, which is when the loan was brought current with XX payments, which appear to have been made by the borrower under a loss mitigation plan, state that modification was effective X/XX/XXXX, but was not boarded until X/XXXX, effective as of X/XX/XXXX. X/X/XXXX borrower unable to make payment as bank account had been frozen for another matter. Little contact with the borrower since loan reinstated in X/XXXX and unable to determine how litigation was resolved, unless dealt with in modification documents.

 REASON FOR DEFAULT: Borrower disabled and litigation.

FORECLOSURE: Active foreclosure in X/XXXX. Foreclosure was closed X/XXXX.

BANKRUPTCY: Notes reference notices not set due to BK, but no details.

PROPERTY: No evidence of property damage.

LITIGATION: Loan was in litigation and borrower was seeking loss mitigation plan when comments start in X/XXXX. Modification was effective X/XX/XXXX, but was not boarded until X/XXXX when the last payment of the plan was posted and final mod docs received from borrower. Unable to determine how litigation was resolved, unless dealt with in modification documents.

431389379	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Co-borrower was on an active trial mod plan in X/XXXX, and confirmed plan terms that month. Loan transferred servicing in X/XXXX, and borrower requested a refinance referral. Borrower also sent the new servicer the trial plan terms that month. Co-borrower made the final trial plan payment in XX/XXXX, and the modification was completed in XX/XXXX. Co-borrower asked servicer to remove borrower name from account in XX/XXXX and in X/XXXX. Servicer advised co-borrower to refinance to remove borrower name from the account. No further contact.

REASON FOR DEFAULT: Divorce, QCD recorded X/X/XXXX awarding co-borrower the property

FORECLOSURE: Referred XX/XX/XXXX, timeline was not provided. Judgment had not been granted when a loss mit hold was entered in X/XXXX. Modification was completed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431389390	9/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Skip trace efforts noted X/XX/XXXX. Borrower called XX/XX/XXXX to inquire about Stip to Mod payments. Borrower inquired about total amount due XX/XX/XXXX; stating planning to reinstate by end of month. Borrower again requested reinstatement XX/X/XXXX. Borrower called XX/XX/XXXX to confirm reinstatement. Borrower confirmed billing statement X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX; self-employed. Servicer discussed X-month deferral X/XX/XXXX. Deferral approved X/XX/XXXX. Borrower called X/XX/XXXX to confirm due date. Borrower requested online access X/XX/XXXX and again X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: Loan referred for FC XX/XX/XXXX. FC closed/billed after reinstatement.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431389399	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower verified loan status in X/XXXX and confirmed she had found employment; a loss mit review was also in underwriting status. Servicer approved a trial mod plan in X/XXXX, and confirmed the payment amount in X/XXXX. Loan transferred servicing in X/XXXX. New servicer received the trial plan terms in XX/XXXX, and borrower made the final trial payment. The modification was completed in XX/XXXX. Borrower confirmed the next due date in XX/XXXX, and mailed a payment in X/XXXX. Borrower verified owner occupancy in X/XXXX, and requested XXXX assistance in X/XXXX. Borrower declined a deferral, but the following month accepted a two-month deferral. Borrower requested another deferral in X/XXXX, but servicer no longer offered that option. Borrower asked about loss mit options in X/XXXX, and applied for assistance. Servicer approved a FB/repay plan in X/XXXX. Last contact was in X/XXXX; borrower returned contact after receiving a voicemail, details regarding discussion were not provided. Borrower has remained current for the past year.

REASON FOR DEFAULT: XXXX-Temporary borrower unemployment. XXXXXX impact, borrower unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431389403	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes X/XX/XXXX borrower approved for Stip to Mod beginning X/X/XXXX. Borrower confirmed service transfer XX/X/XXXX. Borrower called to make payment XX/XX/XXXX. Mod workout approved XX/X/XXXX. Borrower inquired about Mod docs XX/XX/XXXX and X/X/XXXX. Mod workout booked X/XX/XXXX. Borrower inquired X/X/XXXX about payment discrepancy. Borrower inquired about payment increase X/XX/XXXX. Last contact X/X/XXXX stating unable to make payment online.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: Loan noted to be in FC at start of history; FC steps not provided. FC action closed/billed X/XX/XXXX after Mod workout completed. Cancellation of Lis Pendens sent to court X/XX/XXXX. Court delays noted (may take up to X-XX months).

BANKRUPTCY: BKX filed X/X/XXXX which was discharged XX/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

431389406	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower paid $XXK to reinstate account July XXXX, source of funds and hardship are not noted. Account remains current last X years with no contact since X/X/XXXX phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Referred to foreclosure prior to review period, dismissed due to reinstatement just prior to sale, judgment has been vacated.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431389411	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Payments are being made under a trial mod, no RFD is provided.. XX/XXXX Mod is denied (reasons unspecified) and the account is referred to FC. X/XX/XXXX Reinstatement funds IAO $XX,XXX are submitted and the account is brought current. Since the reinstatement, the account has been kept current with minimal contact. The most recent contact was on X/XX/XXXX with the escrow balance being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: XX/X/XXXX File is referred to FC, reinstated in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431389415	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested a modification in XX/XXXX, mod approved and processed in XX/XXXX. Loss mitigation requested in XX/XXXX, X-month deferment granted. Last contact on X/XX/XXXX, the borrower requested to have the January and February statements be emailed out.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, home repairs. RFD per notes on XX/XX/XXXX, spouse was laid off and not getting unemployment. Borrower stated that that they have been impacted by XXXX.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: Per notes on XX/XX/XXXX, the subject has structural damage. As of XX/XX/XXXX, stated the last of his repairs will be done by the end of the month. Borrower stated on XX/XX/XXXX, the subject is ready for the next inspection. Notes do not give update to repairs once the inspection was requested. Owner-occupied per notes on XX/XX/XXXX.

TITLE ISSUES: Per notes on XX/XX/XXXX, judgment found on title. Nothing further was mentioned about the judgment. Current title search does not reflect any judgments.
431389417	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: An authorized third party asked in X/XXXX why servicer had approved a cap mod instead of a flex mod. Servicer sent modification documents to the incorrect address, and the issue was corrected in X/XXXX. Loan transferred servicing in X/XXXX, and the modification was completed in XX/XXXX. Borrower confirmed mod application in XX/XXXX, and reviewed payment options. Borrower asked about having an insurance check endorsed in X/XXXX, and asked servicer to accept an insurance inspection as verification of completed repairs in X/XXXX. Last contact was in X/XXXX when servicer notified borrower insurance draw had been mailed.

REASON FOR DEFAULT: Borrower's mother passed away, borrower had surgery

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Borrower confirmed property as vacant in X/XXXX; current occupancy is unknown. Borrower submitted insurance funds for endorsement for XXXX/XXXX damage in X/XXXX. Servicer received the inspection report in X/XXXX verifying repairs had been completed, and funds were disbursed to borrower that month.
431389424	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes borrower on FB to Mod with payments from X/X/XXXX to X/X/XXXX; plan confirmed kept X/XX/XXXX. Mod workout approved X/XX/XXXX. Borrower advised X/XX/XXXX Mod workout signed. Borrower inquired about hazard insurance draw X/X/XXXX. Borrower requested tax form X/XX/XXXX and X/X/XXXX. Borrower inquired about payment increase X/X/XXXX. Borrower requested X/XX/XXXX escrow analysis/shortage be spread over X-years. Borrower inquired about corp advance fees X/XX/XXXX and X/XX/XXXX. Last borrower contact X/XX/XXXX to inquire about final draw on hazard insurance claim.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: Loan noted to be in FC at start of contact history; placed on loss mitigation hold X/XX/XXXX. Steps of FC action completed not provided. FC action closed/billed due to Mod workout booked.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Pending hazard insurance claim noted XX/XX/XXXX; details not provided. Repairs confirmed XX% completed X/XX/XXXX. XX% inspection completed in XX/XXXX, final draw sent X/XX/XXXX.

431389428	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower verified a trial mod plan payment amount in X/XXXX, and made the last trial payment that month. The modification was completed in X/XXXX, and the loan transferred servicing in X/XXXX. Borrower promised to pay through the website in X/XXXX, and confirmed payment receipt in X/XXXX. Borrower requested a website password reset in X/XXXX, and gave a promise to pay in X/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Referral date and timeline were not provided; foreclosure was closed after mod completion in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Servicing notes since X/XXXX state property is owner occupied
431389431	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Loan boarded July XXXX with completion of trial plan approved by prior servicer. Account is performing since mod Sep XXXX with little ongoing contact. Borrower advised Feb XXXX that he lost his job after hospitalization, but kept promise to pay by end of month and has remained current. Last contact X/XX/XXXX inquiry about payment increase, copy of escrow analysis requested.

REASON FOR DEFAULT: Income curtailment, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431389435	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called in to make a payment over the phone. The loan was modified in XX/XXXX after successfully completing a trial plan that began in X/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure prior to the modification in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431389444	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance July XXXX after loss of job. He then suffered a stroke and lost hearing and sight Mod was denied Aug XXXX due to X prior mods and a default on the most recent within XX months. Unemployment FB was denied due to borrower was seeking permanent disability rather than new employment. Borrower appealed denial but failed to provide updated documents, appeal denied Aug XXXX. New application submitted Jan XXXX for foreclosure mediation process, assistance denied Feb XXXX and again April XXXX for insufficient income as co-borrower is only income. Borrower's SSI benefits were approved in April XXXX and he reinstated with back pay plus assistance from a housing authority. Account remains current last X years, last contact X/X/XXXX for phone payment.

REASON FOR DEFAULT: Borrower unemployment and disability

FORECLOSURE: Referred to foreclosure Oct XXXX, first legal filed Nov XXXX. Released from mediation Feb XXXX, sale set for Jun XXXX canceled due to reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431389449	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and declined retention options. Borrower sent in one payment in X/XXXX that was returned as the loan had been referred to foreclosure. Servicer solicited a flex modification offer in X/XXXX, which borrower accepted. Borrower was advised of a title issue in X/XXXX that would affect the mod offer. Borrower completed the trial mod plan in XX/XXXX, and the mod offer was cancelled in XX/XXXX as the title issue was unresolved. Borrower appealed the denial in X/XXXX, which was approved; borrower had never actually deeded himself off of title, the vendor made an error due to the wording of the deed. Modification documents were sent to the borrower in X/XXXX, but the documents were incorrectly executed. Borrower continued to make trial plan payments, and the modification was booked in X/XXXX. No further contact with borrower. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower is self employed, had reduced income due to illness

FORECLOSURE: Referred X/X/XXXX, then placed on hold for loss mitigation.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, per servicing notes in X/XXXX

431389460	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower and servicer on X/XX/XXXX were discussing workout options. Servicer notes on X/XX/XXXX that FLEX MOD denied due to MOD limit reached. As of XX/XX/XXXX borrower sent in a new workout packet for review. Borrower called in XX/XX/XXXX for update on workout review, servicer advised still under review. As of X/X/XXXX servicer notes MOD approved with a trial payment plan, details of the plan not noted. Comments on X/XX/XXXX indicate trial payment plan completed. Servicer on X/XX/XXXX modified loan. Last contact X/XX/XXXX borrower and servicer went over payment amount, borrower made payment over the phone.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: As of X/XX/XXXX comments indicate active FC date referred unknown, first legal was amended and filed. FC was placed on loss mit hold X/XX/XXXX, at time of home judgment was being prepared for filing. Comments on XX/XX/XXXX indicate FC being delayed due to courts have not set a hearing date. FC dismissed X/XX/XXXX due to loan modified.

BANKRUPTCY: No BK activity found

PROPERTY: No property issue found

431389461	10/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Other - Servicing	BORROWER CONTACT: X/XXXX Borrower is working with loss mit for a mod. X/XXXX Mod is completed and the account is brought current. Since the mod the account has been kept current with occasional contact to make payment arrangements. The most recent contact was on X/XX/XXXX to set up a payment.

REASON FOR DEFAULT: X/XXXX Disability. XX/XXXX Unemployment and illness.

FORECLOSURE: Account is in FC when history starts in X/XXXX (referred X/XXXX), reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.
431389465	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower called for information on reinstatement. X/X/XXXX borrower called for assistance with online access. Last contact on X/XX/XXXX with third party to discuss escrow shortage.

REASON FOR DEFAULT: No RFD provided. Loan has been current since reinstatement in X/XXXX.

FORECLOSURE: Loan was in foreclosure prior to reinstatement in X/XXXX. Foreclosure was closed when reinstatement funds were received.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431389474	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower promised to mail a payment in X/XXXX, and made a phone payment in X/XXXX. Borrower requested XXXX assistance in XX/XXXX. Servicer offered to review account either a deferral plan or a FB/repay option. Borrower applied for assistance, package was complete XX/XX/XXXX. Servicer approved a X-month FB plan, followed by a X-month repay plan in X/XXXX. No contact with borrower during the FB plan, but borrower made monthly payments, and confirmed during a phone payment in X/XXXX she was working full time. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: XXXX impact - borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: Notes mention a prior BKX, details were not provided. No BK activity noted within review period.

PROPERTY: Borrower verified owner occupancy in XX/XXXX
431389476	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer offered a trial mod plan in X/XXXX, which borrower accepted. Borrower confirmed plan completion in X/XXXX, and the modification was completed in XX/XXXX. Borrower gave a promise to pay in XX/XXXX, but declined payment assistance. Borrower paid online in X/XXXX, and mentioned a XXXX hardship in X/XXXX. Servicer offered a one-month deferral in X/XXXX, but servicer had not made a decision two months later. Borrower reinstated in XX/XXXX. Borrower changed insurance carriers in X/XXXX, and sent the declaration page in X/XXXX. No further contact.

REASON FOR DEFAULT: Income curtailment, XXXX impact - borrower not working

FORECLOSURE: Referred X/X/XXXX, complaint filed X/XX/XXXX. Loss mit hold started in X/XXXX; modification was completed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Borrower confirmed owner occupancy in XX/XXXX
431487725	8/1/2021	7/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Payment made via phone on XX/XX/XXXX. Borrower advised of total amount due in XX/XXXX. Last contact on XX/XX/XXXX, the borrower stated that they plan on keeping the property even though the subject is vacant.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Subject vacant and secured per notes on XX/XX/XXXX.
431488000	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower stated subject was vacant.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488001	8/1/2021	7/5/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked about an escrow analysis in XX/XXXX; the monthly payment had decreased as taxes had gone down. Borrower verified payment receipt and loan status in X/XXXX, and updated the auto-draft information in X/XXXX. Borrower requested an escrow shortage spread in XX/XXXX; servicer agreed to a XX-month spread. Borrower verified insurance coverage in XX/XXXX. Borrower reported a XXXX hardship in X/XXXX, said spouse was not working, but didn't request assistance. Borrower verified the loan status in XX/XXXX and asked for the reason behind an escrow increase. Borrower wanted to begin shopping insurance carriers, and was also considering a move to a non-escrow status and paying insurance/taxes on her own. No further contact.

REASON FOR DEFAULT: Disabled and not employed; receives SSI and pension; spouse helps with bills. XXXX impact - spouse not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Borrower confirmed owner occupancy in XX/XXXX
431488290	12/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	36M PHCH	Other - Servicing	BORROWER CONTACT: Comments in X/XX/XXXX indicate borrower impacted by XXXX, company shut down. Servicer reviewed for options and on X/XX/XXXX notes borrower was approved for FB plan for X months or repayment plan for X months. Appears borrower did not accept offer.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431488291	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower stated wanted to set-up ACH payments per notes on XX/XX/XXXX. stated that the subject is vacant but that they planned on retaining the subject. Last contact on XX/XX/XXXX, Borrower stated they would check with the co-borrower about the payment stated they thought the payment was made. Co-borrower stated that they would send payment via overnight service.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Per notes on XX/XX/XXXX, subject is vacant.
431488317	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	24M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower's attorney indicated on XX/XX/XXX that mod docs were never received. Servicer resent mod on XX/XX/XXXX. Borrower and their attorney advised on XX/XX/XXXX that Stip to mod payments were due on the Xst of each month with no grace period. Borrower requested that statements be mailed out to her on XX/XX/XXXX; servicer advised since they are represented by an attorney that they would need permission from the attorney. Borrower disputed due ate on XX/XX/XXXX, stated that they should not be delinquent. Servicer advised that they have been XX days delinquent for the last few months and to send in a written dispute with proof of payments. Borrower still disputing due date in XX/XXXX and requested a deferment. Service denied the request on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to verify insurance information was updated. Servicer advised that it was.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, payment dispute.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner occupied per comments on XX/XX/XXXX.
431488398	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive to collection efforts until Oct XXXX request for assistance, hardship due to spouse unable to work due to illness and medical expenses, now collecting SSI. No package was submitted but verbal financials taken Jan XXXX and trial approved starting Feb XXXX, paid timely for X months. Account remains current post-mod with no contact since XX/X/XXXX phone payment.

REASON FOR DEFAULT: Co-borrower illness & unemployment

FORECLOSURE: Referred to foreclosure Aug XXXX, title is clear, first legal delayed by missing assignment, sent for recording Dec XXXX. Case closed due to modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488521	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Payment made via phone on XX/XX/XXXX. Borrower made a payment via phone on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower stated mailed a payment on XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, excessive obligations. Details not provided.

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property damage in contact history. Owner-occupied per notes on XX/XX/XXXX.
431488524	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about corporate advance fees XX/XX/XXXX. Borrower inquired about late fees XX/XX/XXXX. Borrower again inquired about breakdown of corp. advance fees XX/XX/XXXX. Borrower requested tax document X/XX/XXXX. Borrower inquired about tax form X/XX/XXXX. Borrower setup payment X/XX/XXXX. Last contact X/X/XXXX advised of delinquency; requested copy of Mod.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is non owner-occupied. No property damage noted.

431488732	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Account is performing last X years with occasional account inquiries, no hardship is noted. Last contact X/XX/XXXX request for XXXX XXXX form.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431488753	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower called in XX/X/XXXX and made payment over the phone, nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431488793	9/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XX/X/XXXX unable to make payment online; borrower advised of LPI. Borrower inquired XX/XX/XXXX on where to send proof of insurance. Borrower advised by servicer X/XX/XXXX hazard insurance required. Total amount due provided X/XX/XXXX. Borrower stated X/X/XXXX would make online payment. Borrower stated XX/XX/XXXX borrower didn't help schedule payment. Borrower requested online assistance X/X/XXXX. Borrower requested bi-weekly ACH X/XX/XXXX. Borrower requested billing statement XX/X/XXXX. Borrower requested verification of mortgage XX/XX/XXXX.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431488799	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to make payment X/XX/XXXX. Borrower requested online assistance X/XX/XXXX; again X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX; not working receiving unemployment benefits. Servicer notes X/XX/XXXX loan approved for X-month deferral. Borrower called to schedule payment X/XX/XXXX. Borrower inquired about insurance policy information X/XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: No property damage noted.

431488805	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX RFD was death of a family member. Very little contact with borrower until X/XX/XXXX, inquiring about XXXX assistance and RFD of unemployment due to XXXX. Two month deferral was approved X/XX/XXXX. After initial deferral an additional one was approved, but borrower resumed payments as was upset about credit reporting during deferral. Borrower declined any type of loss mitigation on X/X/XXXX.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431488996	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Numerous unsuccessful attempts at communication are recoded. No contact with borrower or significant activity is noted.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489034	8/1/2021	7/7/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	WA	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Per comment on X/XX/XXXX borrower is deceased. Estate was probated and property inherited by X children. One of the children, XXXX, interested in assuming the loan. Trial plan set up in XX/XXXX as part of mediation in the foreclosure action. XXXX made the payments under the trial plan and modification approved X/XX/XXXX. All three heirs executed the modification. Delays in getting all three parties' signatures and then issues with notary. Executed modification and assumption documents not received until X/XX/XXXX. Last contact was X/XX/XXXX, requesting documentation showing loan in XXXXs name so that she could get her mother's name removed from the county records. Unable to determine if heir is occupying the property now.

REASON FOR DEFAULT: Death of borrower and X heirs.

FORECLOSURE: Active foreclosure as of start of comments in X/XXXX. Foreclosure was closed when modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489214	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: No borrower contact, current loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489221	9/1/2021	7/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	36M PHCH	Other - Servicing	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted; borrower unresponsive to servicer collection attempts. No skip trace efforts noted.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431489264	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to inquire about XXXX payment relief options. Was advised of forbearance options and declined saying they would figure it out. No further contact since that time and the loan has remained current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX and tenants not paying. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No indication of damage or ongoing repairs.
431489265	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower having trouble making payment on line. Borrower stated that the subject is vacant land.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431489384	8/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to unlock their online account. The borrower also advised has not found an insurance policy to replace the lender placed insurance policy. No further contact and the loan has remained current since that time.. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. The notes show XXXX damage reported on XX/XX/XXXX with a date of loss on XX/X/XXXX. An insurance claim check for $XXX.XX was received on X/X/XXXX. The claim was considered non-monitored and funds were disbursed on X/XX/XXXX. No recent indication of damage or ongoing repairs.
431489385	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: Occasional contact is recorded with borrower making payment arrangements and discussing the account. Borrower has been cooperative. No loss mit activity noted. The most recent contact was on XX/X/XXXX to request a payoff quote.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489521	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, outbound call to the borrower who wouldn't verify information and complained about calls to work and said no need to call since payments are made on time. No further contact with the borrower and the loan has remained current since that time. The borrower has been cooperative during previously noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No indication of damage or ongoing repairs.
431489994	9/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	36M PHCH	Other - Servicing	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested online access XX/XX/XXXX. Borrower inquired about tax form X/XX/XXXX and again X/X/XXXX. Borrower inquired X/XX/XXXX about payment not being withdrawn from account.

REASON FOR DEFAULT: No hardship provided.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

OTHER SERVICING: Due date rolled two months with a single payment in X/XXXX. No indication in servicer contact history of a deferral.

431490177	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	24M PHCH	Reinstatement 2	BORROWER CONTACT: Account was performing with occasional account inquiries, no collection activity until request for XXXX assistance May XXXX due to workplace shutdown. FB approved from June-Aug with X payment deferred. Borrower returned to work full-time in Sep XXXX but was unable to reinstate and requested additional deferment. Account remains current since cured, last contact X/X/XXXX request for XXXX tax forms.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431490287	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	AZ	XXXX	36M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the authorized third party called in with questions about the amount due and how a recent payment was applied. The notes show the co-borrower is deceased. The loan has remained current and no further contact since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. The loan has remained current throughout the last XX months. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
432582095	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower submitted a hardship package in X/XXXX; package was incomplete. Loan transferred servicing in X/XXXX. Servicer sent a new hardship package in X/XXXX, but borrower declined the mod review in XX/XXXX. Borrower used IRA funds to reinstate the account in XX/XXXX. No further contact until. Borrower applied for XXXX assistance in X/XXXX (loan was current at the time), and servicer completed a X-month deferral. Timely payments resumed July XXXX with no further contact except for X/XX/XXXX welcome call..

REASON FOR DEFAULT: XXXX-borrower unemployment for several months. XXXXXX, furloughed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
432582131	7/1/2021	6/25/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower completed a repay plan Oct XXXX and remained current until missed payment July XXXX, reinstated Aug XXXX. Payments are made through web or IVR with no further contact or delinquency until missed payment July XXXX, current hardship unknown. Borrower is unresponsive to dialer attempts, last contact X/XX/XXXX to make a payment, servicer advised loan had not transferred yet.

REASON FOR DEFAULT: XXXX RFD: borrower illness and hospitalization. XXXX RFD: borrower gets paid at the end of the month.

FORECLOSURE: No foreclosure found.

BANKRUPTCY: No bankruptcy found.

PROPERTY: No property issues found.

432582181	8/1/2021	7/21/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Dispute about the due date has been noted since XX/XXXX, as of XX/XXXX servicer notes that the borrower was making payments short of full payment since XXXX. Notes on XX/XX/XXXX indicate that the borrower hired an attorney due to payment history. Servicer advised attorney of payment history and to send in a written dispute so that the pay history could be further investigated. Appears dispute received via email on XX/XX/XXXX. Nothing further mention about dispute until XX/XXXX when borrower stated she has sent in disputes several times but would fax in another. Comments on XX/XX/XXXX show that the pay history was reviewed but details of review not clearly noted. Last contact on X/XX/XXXX, discussed loan and interest rate increase.

REASON FOR DEFAULT: Per notes on XX/XX/XXXX, borrower is deceased. Borrower's spouse, has disagreed with due date since beginning of comments in XX/XXXX. Stated on XX/XX/XXXX that she is working with her attorney regarding the missing payment.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: Per notes on XX/XX/XXXX, insurance claim check in the amount of $XX,XXX.XX received due to loss in XX/XXXX due to XXXX damage. As of XX/XX/XXXX, roof was complete and ready for inspection and that attorney has all the information regarding damage and list of repairs. Inspection set for XX/XX/XXXX but as of XX/XX/XXXX XXXX stated that the inspector did not show up. New inspection date set for XX/XX/XXXX but notes do not show an inspection was completed. Per notes on XX/XX/XXXX, called for final draw of $XX,XXX and notes indicate that they would request disbursement but that it would take X days to send out. Notes on XX/XX/XXXX indicate that the final draw was approved but then indicates that an insurance estimate or settlement letter for two claim checks received was needed and final inspection. Notes on XX/XX/XXXX indicate that repairs are still on going but that due to XXXX repairs were previously halted. Notes on XX/XX/XXXX indicate that inspection was complete but no scope of work was attached just pictures. Owner occupied per data tape.

432582334	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower authorized spouse on the account in X/XXXX. Borrower requested a repay plan in X/XXXX. Servicer approved a X-month repay plan in X/XXXX. Borrower requested another repay plan in X/XXXX, but investor denied. Borrower reinstated in X/XXXX; source of funds is unknown. No further contact, borrower has since remained current. Last contact on XX/XX/XXXX, borrower called to discuss account but specific details not noted.

REASON FOR DEFAULT: Borrower illness (heart attack) caused him to miss X weeks of work. Lost work when truck was damaged (works as a truck driver)

FORECLOSURE: Referred X/XX/XXXX, but placed on a XXXX hold in X/XXXX; borrower reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied per notes on XX/XX/XXXX, Not able to verify current condition

432582472	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Account was chronic XX+ delinquent in XXXX, hardship caused by taxes and other bills. Borrower agreed to a verbal repay plan Sep XXXX, plan broken Nov XXXX. Borrower advised XXXX impacted income X/X/XXXX, no assistance requested until X/XX/XXXX. Forbearance approved for Aug-Oct payments, borrower was back to work in October and kept promise to cure by Dec XXXX. Borrower requested correction to credit reporting during forbearance period, completed X/XX/XXXX. No further contact except for X/X/XXXX phone payment.

REASON FOR DEFAULT: XXXX RFD: excessive obligations. XXXX RFD: income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582488	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower declined workout options in X/XXXX, and made phone payments when able. Servicer offered a repay plan in X/XXXX but borrower didn't respond. Borrower applied for XXXX assistance in X/XXXX, and servicer completed a two-month deferral. XX/XXXX Borrower made a double payment to reinstate a missed payment from the previous month. The most recent contact was on X/XX/XXXX, borrower calls in to get an update on the account status.

REASON FOR DEFAULT: XXXX-Unemployment, borrower illness. XXXX-death in the family, income reduction due to XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition

432582508	8/1/2021	7/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with borrower. REASON FOR DEFAULT: Unknown FORECLOSURE: No foreclosure found BANKRUPTCY: No bankruptcy found PROPERTY: No property issues found
432582551	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Repayment plan approved in XX/XXXX; plan completed in XX/XXXX. Borrower filed a credit reporting disputed in XX/XXXX; servicer advised in XX/XXXX that the reporting is correct and that they can do to correct the delinquent reporting. Minimal recent communication. The most recent contact was on X/X/XXXX with account details being discussed.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, martial difficulties. Borrower stated she was going to sell one of her properties. RFD as of XX/XX/XXXX, waiting on pay check.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.

432582553	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: No contact with the borrower, very limited payment with authorized Xrd party. Contact with Xrd party XX/XX/XXXX stated that they received a notice that they were past due. Xrd party stated X/X/XXXX has carried insurance coverage; requesting refund from LPI. Servicer stated X/XX/XXXX no refund if proof of coverage not received. Xrd party/agent confirmed all units covered under same policy X/XX/XXXX. Last contact X/XX/XXXX Xrd party stated escrow/payment are incorrect.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.
432582565	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, X month deferment granted. Contact on XX/XX/XXXXX, payment made via phone. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower has been unemployed for X months and still not working. Unable to determine borrower is back to work.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments.

432582573	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: X/XXXX Account was being reviewed for a mod by prior servicer. X/XXXX A payment plan is set up, but plan is broken in X/XXXX. X/XXXX Borrower reinstates the account without assistance. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. X/XXXX A XXXX deferment extension is requested. Borrower was cooperative on the plan, and reinstated in XX/XXXX. Borrower made payments through the website between X/XXXX and X/XXXX. Borrower asked about a late charge in X/XXXX, and servicer reviewed the available payment options. Borrower verified the XX-day grace period in X/XXXX, and set up auto-draft payments to begin the following month to avoid further late charges.

REASON FOR DEFAULT: X/XXXX Unemployment. X/XXXX XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. No property issues found
432582576	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment. The borrower has been in recent contact and appears to be cooperative. Often makes payments over the phone. No indication of hardship or active loss mitigation workout activity.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.

432582601	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: X/XXXX Notes show a repayment plan is kept. Borrower has not been very responsive with only minimal contact. No recent loss mit activity noted. Borrower called X/XX/XXXX to schedule a payment. Borrower called X/XX/XXXX to make payment; stated aware of late fees. Servicer advised on ACH X/XX/XXXX.

REASON FOR DEFAULT: X/XXXX death of a family member. XX/XXXX Work is slow. X/XXXX Car repairs. XX/XXXX Death of another family member. X/XXXX Taxes

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582604	7/1/2021	6/28/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Last contact on X/XX/XXXX, the borrower called in to discuss the recent servicing transfer. The borrower appears to be cooperative and the notes show the borrower usually makes payments online. No recent indication of hardship or active loss mitigation workout activity.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: Per notes on XX/XX/XXXX, borrower discharged from BKX. Details of BK are unknown.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.

432582628	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. Last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: X/XXXX Pay cycle issues. X/XXXX Delay of income. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied. No property issues found.

432582715	10/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: No contact until X/XXXX, when co-borrower asked about debt forgiveness from a modification in X/XXXX. Servicer mailed a copy of the modification. Loan transferred servicing in X/XXXX. No contact during default; borrower reinstated in X/XXXX. Co-borrower asked about funds in suspense in X/XXXX; funds were in suspense as the escrow payment was short. Spouse began paying by phone in X/XXXX, but requested assistance paying online in X/XXXX. Spouse verified payment receipt in XX/XXXX, and discussed the reason for prior delinquency on the account. Last contact on XX/XX/XXXX, borrower promised to make a payment on XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, not surrendered, details not provided

PROPERTY: Owner occupied, not able to verify current condition

OTHER: Unable to determine why current P&I doesn't match the modified P&I.

432582749	8/1/2021	7/20/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower applied for modification with prior servicer, completed in X/XXXX. Borrower paid monthly via web speedpay; no further contact with prior servicer. Loan transferred servicing in X/XXXX, and borrower authorized her spouse on the account. spouse requested XXXX assistance, and servicer approved a X-month deferral in X/XXXX. NSF payment in X/XXXX, spouse made a phone payment the following month. Last contact was with spouse in XX/XXXX when he made a double payment to reinstate the account. NSF was processed in X/XXXX however, borrower was able to replace the payment. Loan is current.

REASON FOR DEFAULT: XXXX-borrower illness. XXXXXX, income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition.

432582811	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower requested a deferment in XX/XXXX; servicer advised it was not an option but that they could offer a repayment plan. Borrower requested assistance in XX/XXXX; X month deferment granted. Borrower stated that he wanted to dispute late fees on XX/XX/XXXX; servicer advised to send in dispute. Borrower requested assistance in XX/XXXX, servicer advised borrower to send hardship application. Completed package received on XX/XX/XXXX. Per notes on XX/XX/XXXX, assistance accepted and servicer advised that they would send a letter with details of plan approved. Borrower stated on XX/XX/XXXX that they did not want a repayment plan but a deferment. Servicer advised that they could not approve a deferment but that the borrower could apply for a modification. Dispute regarding late fees received per notes on XX/XX/XXXX. Nothing further noted. XX/X/XXXX with authorized Xrd party, payoff statement requested and payment made via phone. X/XX/XXXX Borrower reports they have lost their job and are receiving unemployment. X/XX/XXXX Assistance request is withdrawn. The most recent contact was on X/XX/XXXX to discuss a statement.

REASON FOR DEFAULT: RFD as of XX/XX/XXXX, excessive obligation. As of XX/XXXX, borrower is unemployed. Borrower unemployed in XX/XXXX due to XXXX. X/XXXX Unemployment.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: Per notes on XX/XX/XXXX, subject sustained XXXX damage. Claim check filed and received on XX/XX/XXXX in the amount of $X,XXX.XX. Per notes on XX/XX/XXXX, borrower stated that the claim check was already cashed. Servicer requested a copy of the check as it was supposed to endorsed by servicer. Servicer closed out the claim. Unable to determine current condition of the subject. Owner occupied per data tape.

432582830	8/1/2021	7/12/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX, a FP plan is implemented. No other recent significant activity was found. The most recent contact was on X/XX/XXXX to make a payment. X/XX/XXXX comments references receipt of death certificate and divorce decree. There is a successor in interest. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT: X/XXXX XXXX. X/XXXX Unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/X/XXXX borrower called about a letter they received stating that final inspection had not been done. X/X/XXXX servicer called insurance company and X claims, one for $XX,XXX.XX and one for $XX,XXX.XX. X/XX/XXXX borrower mentioned a new claim for flooding. X/XX/XXXX new claim funds in the amount of $X,XXX.XX. Inspection report received X/XX/XXXX, showing all repairs completed. Funds released.

432582965	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower stated his wife makes the payments and that he was at work but would figure out where the payment was. Payments skipped in XX/XXXX, XX/XXXX and XX/XXXX, borrower unresponsive to contact attempts. Account is current since most recent reinstatement Sep XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, financial hardship. Details not provided.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.
432583001	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower filed BKXX in X/XXXX, discharged in X/XXXX. BK was 'trustee pay all' so slow pay prior to discharge may have been due to the trustee. Loan has been current since discharge. Loan transferred servicing in X/XXXX. Last contact was X/X/XX, borrower called to inquire about the acquisition.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX X/XX/XXXX , trustee pays both pre and post petition payments. BK discharged X/XX/XXXX.

PROPERTY: Owner occupied

432583054	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make payments on the loan, stating unemployed in X/XXXX. Demand letter was sent on XX/XX/XX. Loss mit review was initiated and a X month trial plan was approved effective XX/X/XX. Plan was not completed; broken plan in X/XXXX. Borrower called to schedule a payment on X/XX/XX and stated that she had just lost her job. A X month stip to mod plan was approved effective X/X/XX. Borrower completed the plan and received approval for a mod effective XX/X/XX. XX/X/XX, borrower called for general inquiry and was advised loan current due for the December payment. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX.

432583157	9/1/2021	7/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Account is chronic XX+. delinquent for the last X years, borrower unresponsive to collection efforts until request for XXXX assistance April XXXX, hardship details not provided. Deferral paid loan ahead to July XXXX, irregular payments resumed in July. Borrower advised XXX/XXXX that self-employed income reduction continues but failed to return loss mit application. Borrower reinstated X payment in XX/X/XXXX. Recent contact is limited to payment arrangements. The most recent contact was on X/XX/XXXX, borrower requests the servicer phone number.

REASON FOR DEFAULT: Excessive obligations, self-employed income curtailment.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432583174	8/1/2021	7/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower is unresponsive to collection efforts, no contact noted last X years. Payments are made through the web; account is XxXX in the last XX months. No recent contact noted with borrower.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

432583216	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Last contact with the borrower was X/XX/XXXX, needed help with online account.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No evidence of property damage.

432583236	7/1/2021	6/21/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: As of X/XX/XXXX comments indicate loan was approved for a MOD, unable to determine if borrower qualified. Loan was modified in X/XXXX. X/XX/XXXX borrower made a payment over the phone which posted same day. Recently borrower has not been responsive with several unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432583303	8/1/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate a payment plan was mailed to borrower, details of the plan not noted. Comments on X/XX/XXXX stating borrower inquired about XXXX options which servicer went over; no deferment completed. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Divorce

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Per data subject is owner occupied.

432583317	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower failed to make a payment in X/XXXX and called in on X/XX/XX to schedule X payments. Borrower fell behind on the loan after XX/XXXX. Borrower stated on X/XX/XX RFD due to excessive obligations and business was slow but starting to pick up; not interested in loss mit. Demand letter was sent on X/XX/XX; RFD due to curtailment of income. Xrd party, borrower's son XXXX called in on X/XX/XX to schedule X payment for the XXth and another one for the XXth. A repayment plan was approved in X/XXXX. Loan was brought current on X/X/XX. Loan was brought current on X/X/XX. Repayment plan was cancelled on X/X/XX. Borrower made monthly phone payments between X/XXXX and X/XXXX. Loan transferred servicing in X/XXXX, and spouse made a phone payment. No further contact. Borrower paid through the IVR system in X/XXXX.

REASON FOR DEFAULT: Curtailment of income and excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX
432583359	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: There is little borrower contact last X years, account XxXX in both XXXX and XXXX. Borrower declined to discuss account and advised he did not need assistance on X/XX/XXXX, hardship details are not provided for RFD codes. Last contact on XX/XX/XXXX, borrower stated he sent the last payment via express mail.

REASON FOR DEFAULT: XXXX RFD: ill father. XXXX RFD: income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner-occupied. No property issues noted.

432583370	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Last contact was X/XX/XXXX, making a payment and setting up ACH. The borrower was approved for a Trial Mod for X payments with the first payment due XX/XXXX. The borrower successfully completed the Trial and was approve for a Mod that was processed in XX/XXXX.

REASON FOR DEFAULT: The reason for default is excessive obligations.

FORECLOSURE: No active foreclosure found

BANKRUPTCY: No active bankruptcy found

PROPERTY: No property conditions were found

432583395	8/1/2021	7/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is dismissed from BK. Since the dismissal, borrower has not been responsive with only minimal contact recorded. Borrower does not respond to loss mit offers. The most recent contact was on XX/XX/XXXX to make payment arrangements. Last contact on XX/XX/XXXX, borrower wanted to verify UPB and rate; servicer provided information.

REASON FOR DEFAULT: X/XXXX Excessive obligations. XX/XXXX Car repairs

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK is active when the history starts in X/XXXX (filing date not provided). X/X/XXXX Case is dismissed.

PROPERTY: No property issues found. Owner-occupied per data tape.

432583413	8/1/2021	7/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower has not been very responsive with no recent significant communication. No loss mit activity noted. Borrower switched insurance carriers in X/XXXX, and called about a loan servicing transfer in X/XXXX. No further contact.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found
432583462	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower called in on X/X/XX to schedule a payment stating that he had a decrease in income, and traveling during the holidays; not interested in assistance. Borrower called in on XX/XX/XX to make a payment and expressed frustration with all the questions asked. Borrower called in X/XXXX wanting to apply for mod, transferred to loss mit. Taxes due iao $X,XXX as noted on X/X/XX, payment not made due to disbursement stop code on the loan. Loan transferred servicing in X/XXXX; borrower inquired about the acquisition on X/X/XX. Last contact was on X/XX/XX, borrower called in for web reset and schedule a payment.

REASON FOR DEFAULT: Curtailment of income, death in the family.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583515	8/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX; loan rolling XX days delinquent. Borrower stated on X/XX/XX that she needed to repair her vehicle and had death in the family; not interested in loss mit. Demand file was sent on XX/X/XX. Borrower was approved for a X month repayment plan in XX/XXXX effective XX/XX/XX. It does not appear that the borrower completed the repayment plan; stated on X/X/XX that she was not interested in any financial assistance. Borrower called in on X/XX/XX extremely concerned about a letter she received and wanted an explanation as to why the servicer sold her mortgage to a debt collector, no explanation provided. Loan was service released in X/XXXX. Borrower was offered a repayment plan in X/XXXX; plan kept. Loan brought current in X/XXXX. Borrower failed to make the XX/XXXX payment but was able to make X payments in X/XXXX bringing the loan current. Contact was on X/XX/XX, borrower called to schedule a payment. Last contact on XX/XX/XXXX, borrower stated would mail in payment because they did not want to pay the fee to make the payment over the phone.

REASON FOR DEFAULT: Bills due to death in the family and car repairs.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

432583520	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower partially reinstated X of X payments due May XXXX and remained chronic XX+ delinquent through partial reinstatement of X payments Jan XXXX. Borrower maintains regular contact for phone payments but declined to provide financials or discuss account until X/X/XXXX, hardship due to borrower illness. Last contact X/X/XXXX, borrower called back and returned a message, discussed website and mobile app. The borrower appears to be cooperative.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: N/A

BANKRUPTCY: BKX filed X/XX/XXXX discharged on unknown date.

PROPERTY: Property is owner occupied. No property issues noted.
432583553	9/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower will often skip payments but then make double payments in the next month. On XX/XX/XXXX, borrower wanted to know his options for making payments. Servicer advised of all options and borrower advised that he would be making payments via the website. Last contact on XX/XX/XXXX,borrower stated he would make payment online and hung up. Account remains current since reinstated Nov XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Second home per data tape.
432583574	8/1/2021	7/14/2021	BK7	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in XXXX and struggled to bring the loan current but was able to make additional payments a few times and was finally able to get caught up on the loan in XX/XXXX. Borrower not interested in loss mit. Demand letter was sent on XX/XX/XX. Borrower called in to schedule a payment on XX/XX/XX, intent is to keep the property. Borrower called in X/XXXX to discuss loss draft checks and was advised that the checks were mailed out on the Xrd. The borrower began requesting info on how to reaffirm the debt and reopened their previous chapter X bankruptcy in X/XXXX. The last contact was on X/XX/XXXX, the borrower's attorney called to discuss the reaffirmation. The BK remains active.

REASON FOR DEFAULT: Curtailment of income - reduction in work hours due to XXXX, also helps children pay their bills.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX/not surrendered. The case was discharged in XXXX but was not reaffirmed. The borrower called in X/XXXX wanting to reaffirm and said would be reopening the bankruptcy in order to do so. The bankruptcy was reopened in X/XXXX and remains active.

PROPERTY: Loss draft check iao $XX,XXX was received and endorsed in X/XXXX for the XXXX damage that occurred on X/XX/XXXX. Another loss draft check iao $XX,XXX was also received and endorsed in X/XXXX for XXXX damage that occurred on X/XX/XXXX. Another loss draft check iao $XX,XXX was received on X/XX/XXXX. That portion of the claim appears to be monitored as the servicer is following up on repairs and attempting to schedule inspections. The borrower indicated in X/XXXX that the repairs have not yet started and anticipates in the next X-X months.

432583621	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower reviewed for loss mit multiple times and denied due inability to afford modified payment, most recently denied on XX/XX/XXXX. Borrower offered repayment plan in XX/XXXX, borrower declined due to inability to afford repayment plan. Borrower approved for repayment plan as of XX/XX/XXXX, accepted on XX/XX/XXXX, completed as of XX/XX/XXXX. No other loss mit activity noted. Borrower inquired XX/XX/XXXX about letter stating payment was returned, advised the payment amount was short to complete full XX/XXXX payment, advised that it was his final payment of the repayment plan. Borrower authorized payment. Welcome call completed X/X/XXXX. Borrower called to schedule payment X/XX/XXXX. ACH setup X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness and excessive obligations.

FORECLOSURE: Loan placed on FC referral hold for service transfer as of XX/XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: Prior discharge BKX noted as of XX/XX/XXXX. Filing date, case number and discharge date not provided. No other BK activity noted.

PROPERTY: No property issues noted.
432583644	8/1/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Loan was modified Jan XXXX. Borrower advised hardship April XXXX is due to unemployment, he is on disability and not interested in loss mitigation. Account remained rolling XX-delinquent with regular ongoing contact for single payments, borrower continues to decline assistance until. Borrower advised he could make double payments Mar XXXX and reinstated account July XXXX, account is since XxXX due to NSF return Nov XXXX, cured Dec XXXX. Last contact X/XX/XXXX welcome all.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
432583725	8/1/2021	7/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. No recent loss mit activity noted. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX Believed they were on autopay. XX/XXXX Oversight.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583734	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was on a disaster plan when history began in X/XXXX. FB plan expired X/XXXX. Borrower advised X/XX/XX that repairs were completed but he was still having trouble with other financial obligations. A X month extension plan was approved effective X/X/XX but borrower declined the plan stating that he would bring the loan current on his own. Assistance requested Aug XXXX, X month trial plan was approved effective XX/X/XX. Plan was completed and account remains current post-mod with ongoing contact for phone payments. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Natural disaster, curtailment of income and excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower advised X/XXXX that storm damaged the sewer system in XXXX, trees needed to be cut down and moved, there was also carpet damage and damage to XXXXows. Borrower states that the repairs have been completed. There was no mention of an insurance claim being filed, unable to verify repair status. No loss drafts docs, BPO's or inspections found in file. Property verified as owner occupied on X/XX/XXXX.

432583771	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Account was rolling XX-delinquent prior to reinstatement Aug XXXX. Comments indicate servicer has offered assistance to borrower over the last XX months but they have declined. No ongoing contact since X/XX/XXXX request for assistance with online password reset.

REASON FOR DEFAULT: Illness of borrower.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied, no issues noted.
432583793	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers have missed several payments but able to bring the loan current. Borrower called in on XX/XX/XX to schedule a payment indicating RFD due to excessive obligations, also expressed concerned with not receiving notification regarding payment being returned. Borrower was advised that the check on XX/XX/XX iao $X,XXX came back as closed account and that the check was imaged and destroyed. Co-borrower called in on X/XX/XX to make the February payment and stated that RFD was due to injury. Repayment plan was approved in X/XXXX. Co-borrower called in X/XXXX indicating that they've had a reduction in income due to XXXX; deferral for X payment was processed. Co-borrower stated on X/X/XX that XXXX has affected their business. Loan transferred servicing in X/XXXX; co-borrower called to confirm UPB and set up a payment. Last contact was on X/XX/XX, co-borrower scheduled a payment.

REASON FOR DEFAULT: Income reduction due to XXXX, borrower illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

432583830	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower reinstated X-of-X payments due April XXXX, hardship due to self-employed income curtailment, assistance declined. Account remained chronic XX-delinquent with no contact until X/X/XXXX confirmation that reinstatement of X payments had posted, no updates provided regarding hardship or financials. No further contact; most recent reinstatement of X payments posted Dec XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
432583833	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Borrower called XX/XX/XXXX about new escrow analysis offer and to get billing statement. Borrower called X/XX/XXXX to make extra payment for principal curtailment. Welcome call completed X/X/XXXX. Borrower inquired X/X/XXXX about payment not being withdrawn; payment to prior servicer rejected. Last contact X/X/XXXX to make payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: Loan placed on FC referral hold for XXXX as of XX/XX/XXXX, released on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: BKXX filed on XX/XX/XXXX, dismissed on XX/XX/XXXX. No other BK activity noted.

PROPERTY: No property issues noted.

432583835	8/1/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is making payments under a trial mod. X/XXXX Borrower declines further loss mit assistance. X/XXXX Borrower reports they have been impacted by XXXX (furloughed), they will call back if they need a deferment. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. Borrower paid through the IVR system between X/XXXX and X/XXXX. Borrower requested a late fee waiver in X/XXXX due to an ongoing XXXX hardship. Last contact was in X/XXXX when borrower verified payment had been mailed.

REASON FOR DEFAULT: X/XXXX Death of a family member. X/XXXX Curtailment of income. X/XXXX Death of a family member. X/XXXX XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. No property issues found
432583871	8/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower promising to make a payment. The borrower was impacted by the XXXX XXXX resulting in the borrower being on a Forbearance Plan and Repayment Plan beginning XX/XXXX that was successful with the loan becoming current XX/XXXX. The most recent contact was on X/XX/XXXX with payment arrangements being made.

REASON FOR DEFAULT: The reason for default is excessive obligations.

FORECLOSURE: No active foreclosure found

BANKRUPTCY: No active bankruptcy found

PROPERTY: No property conditions were found

432583882	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower inquired about assistance on XX/XX/XXXX, servicer advised of XXXX FB and possible deferment. Servicer did advised that they would freeze late charge fees for the next X months and sent out letter regarding options. Four month repayment plan approved on XX/XX/XXXX. Contact on XX/XX/XXXX, payment made via phone and borrower stated XXXX related issues resolved. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, loss of income due to XXXX; details not noted.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.

432583908	8/1/2021	7/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Account was performing with no borrower contact prior to request for XXXX assistance X/XX/XXXX due to temporary unemployment. Forbearance was approved for May-July payments; borrower continued to pay timely except for missed payment Aug XXXX, cured Sep XXXX. There is no further contact since XX/X/XXXX request for biweekly payments, servicer advised that is not offered.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
432583940	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Loan was current until X/XXXX when borrower contacted servicer about XXXX impact. Says they are unable to travel, have excessive obligations, employment status isn't discussed but curtailment of income is noted. Borrower was approved for a FB plan suspending the monthly payments for X months beginning X/X/XX. FB plan was completed in XX/XXXX. Last contact was X/XX/XXXX, borrower called to schedule a payment. Loan is current.

REASON FOR DEFAULT: Income curtailment, excessive obligations

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied but is second home in the XXXX mountains.

432583941	8/1/2021	7/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower was current, but paid late often, most of the past XX months with a missed payment in X/XXXX and X/XXXX. X payment was returned in X/XXXX due to NSF, however, borrower was able to replace the payment. No contact with borrower so RFD unknown. Loan has been current since then.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

432583943	8/1/2021	7/17/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Account was performing prior to Mar XXXX with ongoing contact for payment and account inquiries. Borrower asked to add son to account Nov XXXX. ACH stopped Mar XXXX due to XXXX unemployment. Forbearance approved through July XXXX. Last contact X/XX/XXXX, promising payment for the next day.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432583957	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing with no borrower contact prior to request for XXXX assistance X/X/XXXX. Forbearance was approved April-June XXXX and extended through Sep XXXX. Regular payments resumed in June with full reinstatement of arrears paid Aug XXXX. Account remains current, last contact X/XX/XXXX to confirm ACH has resumed.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
432583963	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Comments begin Mar XXXX with borrower on a repay plan from prior servicer plan failed April XXXX. Hardship due to XX/XXXX work injury, borrower unemployed and no longer receiving benefits. Borrower accepted a pre-approved trial iao $XXX starting X/X/XXXX, trial paid timely. Borrower has returned to work, account reinstated X/XXXX. Last contact was X/XX/XXXX, called about escrow account and servicer paying taxes. Originated as Xnd home.

REASON FOR DEFAULT: XXXX RFD: unemployment. XXXX RFD: Excessive obligations

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432583974	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, a FB plan is implemented. X/XXXX Notes reference a FB extension. Most recent contact was X/X/XXXX setting up ACH starting in X/XXXX.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583987	8/1/2021	7/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX,a FB plan is implemented. XX/XXXX Borrower reports they are no longer in need of assistance. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584025	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower unresponsive last X years and was behind on the monthly payments until August XXXX, with payments made online. Loan was service released in X/XXXX; welcome email was sent on X/XX/XX. Last contact was on X/X/XX, borrower stated that he already mailed the payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

432584029	6/1/2021	5/24/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower's were divorced in XXXX, divorce decree doesn't provide any disposition for subject property. Husband has been residing in property according to wife. Borrower has paid sporadically and been delinquent over the past X years, XxXX and XXXX. No contact until X/XX/XXXX when borrower RFD was out of work, income curtailment. Didn't mention that XXXX was the cause. Put on X payment FB plan. Last contact was on X/XX/XXXX, borrower called to schedule a payment and was advised loan was just transferred on X/X/XXXX. NSF was processed in X/XXXX; loan is currently delinquent.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

432584046	9/1/2021	7/24/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout XxXX delinquency in XXXX, first contact X/X/XXXX to make a single payment, no hardship provided and borrower did not keep promise to cure by end of month. No further contact until request for web assistance XX/X/XXXX. Borrower reinstated account Oct XXXX and has remained current. The most recent contact was on X/XX/XXXX to request a password reset.

REASON FOR DEFAULT: Income curtailment, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584053	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing prior to Dec XXXX NSF with little borrower contact due to prior BK discharge. XXXX assistant requested X/XX/XXXX, hardship details not provided. Forbearance approved through Aug XXXX, borrower fully reinstated at expiration and remains current with no further contact since X/XX/XXXX except for welcome call with non-obligated spouse to confirm ACH setup.

REASON FOR DEFAULT: XXXX, details unknown

FORECLOSURE: N/A

BANKRUPTCY: BKX discharged prior to Mar XXXX, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

432584061	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower accepts the XXXX deferral on X/XX/XX. Other contact limited to PTPs, draft payments and checking on the escrow accounts. Last contact X/XX/XXXX, discussing transfer of loan and setting up payment for X/XXXX.

REASON FOR DEFAULT: Notes from XX/XX/XX shows the RFD to be that business is slow. On X/XX/XX the RFD is that the borrower has been out of work due to the XXXX issues. On XX/X/XX the RFD is that the borrower is in the restaurant business and the income is about half of what is used to be.

FORECLOSURE: No foreclosure found.

BANKRUPTCY: No bankruptcy found.

PROPERTY: No property issues found.

432584066	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called to make sure the account was set up no ACH. The borrower was contacted the day before for a welcome call but was not advised of the servicing transfer and wanted to confirm with the prior servicer. The borrower appears to be cooperative. A four month deferral was completed in X/XXXX and the loan has remained current since. No recent indication of active loss mitigation workout activity. Loan was service released in X/XXXX. Last contact was X/XX/XXXX, borrower called to request a copy of the XXXX year end statement and also stated that he did not have the information for the new servicer; phone number was provided and borrower was also advised to reach out to the new servicer for the June payment.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
432584067	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Last contact X/X/XXXX borrower made payment over the phone to cover the NSF payment from X/XX/XXXX. The borrower called on X/XX/XXXX to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower was offered a XXXX forbearance in X/XXXX and was extended in X/XXXX. The loan is now current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income and impact from the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.

432584075	9/1/2021	7/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout late XXXX delinquency, no hardship provided until request for XXXX assistance May XXXX. FB approved for X months, extended in X/XXXX and XX/XXXX. Borrower fully reinstated XX/X/XXXX and remains paid ahead since March XXXX with no further contact.

REASON FOR DEFAULT: XXXX impact, details not provided

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied. No indication of damage or ongoing repairs.
432584086	8/1/2021	7/16/2021	BKIT	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	MO	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Documents indicate the borrower deceased in XXXX. The co-borrower received a prior loan mod in XXXX due to income curtailment and excessive obligations. She filed CHXX BK in XXXX and case remains active. Limited servicer contact with the co-borrower due to the BK. XX/XX/XXXX regarding the servicing transfer. Several recent notes regarding the servicing transfer and payment arrangements. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: Active CHXX BK filed X/X/XXXX; XX month plan Trustee paid. No indication of BK dismissal as of X/XX/XXXX.

PROPERTY: Property is owner occupied with no issues noted

432584123	8/1/2021	7/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called to advise their XXXX hardship is resolved but won't be able to make payments until X/XX/XX. Discussed repayment plan or modification and was advised to call back if can't make payment to go over financials. The loan has remained current since that time. The borrower has been in frequent contact and appears to be cooperative during noted conversations. The borrower was offered a XXXX forbearance in X/XXXX and extended in X/XXXX, the details of the plan were not noted. No recent indication of active loss mitigation workout activity. No further contact with borrower as loan has been current.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being impacted by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.

432584127	8/1/2021	6/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: The borrower has been in frequent contact with the servicer and appears to be cooperative during noted conversations. The borrower has asked for workout assistance and the servicer is currently waiting on documentation. Borrower made a phone payment in X/XXXX, then paid through the IVR system over the next two months. Borrower asked about a pending loan transfer in X/XXXX, and set up auto-draft payments with the new servicer in X/XXXX.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness and out of work. Hardship appears to be ongoing

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs
432584164	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower inquired about monthly statements X/XX/XXXX. Xrd party requested repayment plan XX/XX/XXXX; servicer advised cannot setup until after BK discharged. Borrower again requested repayment plan X/XX/XXXX. Setup payments of $XXX.XX for X-months. Hardship noted X/XX/XXXX due to business being shut down. Borrower inquired about delinquency on statement X/XX/XXXX. Disaster FB setup X/XX/XXXX. Borrower called to confirm FB plan X/XX/XXXX. Plan confirmed completed X/X/XXXX. Xrd party inquired about workout options X/XX/XXXX. X-month repayment plan offered XX/XX/XXXX. Last contact X/XX/XXXX to make payment. Payment via website on XX/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes loan in BK at start of history; filed X/XX/XXXX. Chapter, case number and discharge date not provided.

PROPERTY: Property is owner-occupied. No property damage noted.
432584207	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: There is little borrower contact last X years due to BK. General account inquiry noted X/XXXX, and borrower asked about SCRA letter X/XX/XXXX. Borrower called X/X/XXXX regarding escrow refund, and made a phone payment in X/XXXX. Borrower set up auto-draft payments in X/XXXX, and asked about a pending loan transfer in X/XXXX. Loan transferred servicing that month, and servicer set up auto-draft payments in X/XXXX. Borrower verified payment receipt in X/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed X/XX/XXXX, XX-month plan confirmed X/XX/XXXX. Case discharged X/XX/XXXX, account brought current with final trustee disbursement.

PROPERTY: Property is owner occupied. No property issues noted.
432584241	7/1/2021	6/29/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: XxXX delinquency in Sep XXXX was due to borrower is paid at end of month, promise was kept to cure in October. XXXX assistance requested Mar XXXX, FB approved X/XXXX and was extended X/XXXX. Borrower fully reinstated XX/XXXX and declined further loss mitigation assistance. Account remained current until missed payment July XXXX. Incomplete package was submitted Mar XXXX, borrower unresponsive to request for missing docs. Last contact X/XX/XXXX to make June payment, no further discussion of hardship noted.

REASON FOR DEFAULT: XXXX RFD: XXXX income curtailment. XXXX RFD: business has declined by XX%

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied. No indication of damage or ongoing repairs.
432584247	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Account was performing with little borrower contact prior to missed payment May XXXX, delinquency caused by servicer did not receive money order mailed X/XX/XXXX, no hardship provided. Payment was never located and delinquency cured Nov XXXX, Recent contact with borrower to make phone payment. Borrower stated X/X/XXXX having issue making payment. Borrower inquired about new servicing company X/X/XXXX. Servicer discussed LPI with borrower X/XX/XXXX.

REASON FOR DEFAULT: US Mail

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
432584267	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Account was rolling XX-delinquent with occasional borrower contact for payment or account inquiry. Borrower declined assistance when contacted and confirmed that XXXX did not change circumstances. Borrower fully reinstated Oct XXXX and has since been XxXX delinquent. Borrower disputed credit reporting X/XX/XXXX from late X/XXXX. Last contact X/X/XXXX borrower requested online access.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKX discharged prior to Mar XXXX, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.
432584282	8/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Account is chronic XX+ delinquent last X years. Borrower completed a X-month repay plan May XXXX and defaulted again July XXXX. Borrower was unresponsive to collection efforts until web request for XXXX assistance X/XX/XXXX. Forbearance approved for X months, borrower advised X/XX/XXXX that she was recently back to work after March layoff. X-month repay plan approved X/XX/XXXX, paid as agreed with no further contact since X/X/XXXX. The last contact was on X/XX/XXXX, the borrower called in to make a payment by phone.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home per seller data; borrower lives in CA, occupancy not verified. No property issues noted.
432584290	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: The borrowers were offered a XXXX forbearance in X/XXXX and extended in X/XXXX. The borrower advised in XX/XXXX that loss mitigation workout assistance was no longer needed. The borrower has been in frequent contact and appears to be cooperative. No recent indication of active loss mitigation workout activity. Borrower advised of service transfer X/XX/XXXX. Borrower called to make payment X/XX/XXXX. ACH setup X/XX/XXXX.

REASON FOR DEFAULT: RFD was due to curtailment of income caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
432584302	8/1/2021	7/10/2021	BK13	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer is monitoring performing BK last X years with occasional inbound borrower contact for phone payment or balance inquiry, no hardship provided. Borrower called XX/XX/XXXX to confirm amount due and cure payment missed due to service transfer.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKX filed X/XX/XXXX was discharged X/X/XXXX. BKXX was filed XX/XX/XXXX, XX-month plan confirmed XX/X/XXXX, debtor makes payments and is post-petition and contractually current.

PROPERTY: Property is a second home. No property issues noted.
432584317	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance X/XX/XXXX, hardship details not provided, Forbearance was approved through June XXXX, borrower advised X/XX/XXXX that hardship was resolved. Disaster trial completed Aug-Oct XXXX and borrower has paid timely post mod, last contact XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY:BKXX discharged prior to Mar XXXX, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.
432584326	8/1/2021	7/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing prior to April XXXX with little borrower contact until web request for XXXX assistance X/XX/XXXX, no hardship details provided. Forbearance was approved through June and extended through September. Deferral cured arrears and timely payments resumed Sep XXXX. Borrower requested payoff X/XX/XXXX. ACH setup X/XX/XXXX. Borrower stated X/XX/XXXX never filed BK and is researching. Last contact X/XX/XXXX borrower inquired about credit reporting.

REASON FOR DEFAULT: XXXX, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
432584339	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Prior CHX BK discharged in XXXX. Prior loan mod noted in XXXX and a step rate XXXX loan mod executed in XXXX. Limited contact over the last XX months, borrower called in X/XX/XXXX regarding request for payment history. Borrower had previously inquired about refinancing and requested payoff statement as well. Loan has been up to XX days delinquent over the last year. Prior NSF noted in last XX months with no RFD provided in comments. Loan was service released in X/XXXX. Last contact was X/XX/XX, welcome call completed. Loan is current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: Prior CHX BK filed X/X/XXXX and discharged X/XX/XXXX with no debt reaffirmation noted.

PROPERTY: Property is owner occupied with no issues noted
432584347	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Prior XXXX loan modification noted in XXXX. Comments indicate the borrower received a X month XXXX forbearance deferral X/XXXX to X/XXXX due to husband's unemployment and income curtailment. The borrower was able to bring account current X/XXXX and has paid as agreed since that time. She has been cooperative with the servicer with last contact X/XX/XXXX regarding sending in authorization. The notes indicate the spouse usually handles the account and payments. The borrower's son has also been assisting with payments and they have inquired a few times regarding refinancing the loan.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to income reduction caused by the XXXX XXXX.

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted
432584369	9/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower notified servicer in X/XXXX that she was no longer represented by an attorney. No contact again for almost two years. Despite no contact with borrower, servicer set up a XXXX forbearance plan in X/XXXX, and sent an expiration letter in X/XXXX. Borrower reinstated in X/XXXX. Only recent contact was on X/XX/XXXX when borrower requested a payoff quote, and said she was considering selling the property.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details not provided

PROPERTY: Owner occupied, not able to verify current condition
432584372	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Account was rolling XX-XX delinquent throughout XXXX, both borrowers on SSI with excessive medical bills not covered by insurance for eye surgery. Borrower maintained contact through Feb XXXX reinstatement and was unresponsive through continued XxXX delinquency until fully cured Aug XXXX. Borrower has paid timely last X months with no contact until X/XX/XXXX inquiry regarding escrow increase.

REASON FOR DEFAULT: Illness, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied. No property issues noted.
432584416	8/1/2021	7/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower completed a X month trial plan and prior servicer granted a XXXX loan mod effective X/X/XXXX, RFD and financials unknown. Account was chronic XX-XX delinquent from Jan XXXX until cured Oct XXXX with little borrower contact, no hardship or loss mitigation activity is noted. Borrower has paid timely last XX months, last contact X/XX/XXXX welcome call and phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted
432584428	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Account is chronic XX+ delinquent for the last X years with little borrower contact prior to request for XXXX assistance Mar XXXX. Borrower is still working, but family income from mother for food and other bills is reduced. X-month forbearance was approved, account reinstated Aug XXXX and has since been XxXX delinquent, last contact XX/XX/XXXX. No further contact noted. Most recent reinstatement posted January XXXX.

REASON FOR DEFAULT: Income curtailment, excessive obligations

FORECLOSURE: N/A

BANKRUPTCY: BKXX discharged prior to March XXXX, case information unknown.

PROPERTY: Property is owner occupied. No property issues noted.

432584441	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Account was performing prior to missed payment May XXXX, borrower unresponsive until July XXXX, no hardship provided. Borrower reinstated Aug XXXX and remains current, last contact X/X/XXXX. Recent notes from X/XXXX show private hazard insurance reinstated but the insurance company was trying to contact the borrower to get the previous refund back.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKX filed in X/XXXX was discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied. No indication of damage or ongoing repairs.
432584457	8/1/2021	7/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout XxXX delinquency in XXXX. XXXX forbearance approved Mar XXXX and extended through Sep XXXX. Borrower confirmed hardship was a resolved X/XX/XXXX and she is again working X jobs. Timely payments resumed Oct XXXX with no further contact except for X/XX/XXXX welcome call, borrower declined to discuss account except to inquire about no-fee payment options.

REASON FOR DEFAULT: Income curtailment due to reduced work hours

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
432584461	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: The borrower appears to be cooperative during noted conversations. The borrower was offered a XXXX forbearance in X/XXXX and was extended in X/XXXX, the terms were not noted in the contact history. No recent indication of active loss mitigation workout activity. Recent contact with borrower to schedule payments. Borrower called to confirm service transfer X/X/XXXX. Borrower called to make payment X/XX/XXXX. ACH setup X/XX/XXXX.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations and impact from the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
432584479	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower other than making payments. Last contact X/X/XXXX setting up ACH.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584506	9/1/2021	7/30/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer sent multiple email attempts to contact borrower during default in mid-XXXX. No contact, loan reinstated in XX/XXXX. Servicer has made both phone and email attempts during default periods in XXXX; no contact with borrower. During skip tracing in X/XXXX, servicer located a death certificate for borrower; date of death was not provided. All payments in the last X months made via website.

REASON FOR DEFAULT: Borrower death

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify current occupancy and condition.

432584512	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer made several payment reversals in X/XXXX, as borrower's auto-draft payments were set up using a different borrower's bank account number; the unauthorized drafts were returned to the account holder in X/XXXX. Borrower sent the missing funds in X/XXXX; servicer verified accurate credit reporting during the payment issue. Borrower also authorized his spouse on the account in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition.
432584538	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Loss Mit was last active X/XX/XXXX when borrower was considering modifying loan. Comments on X/XX/XXXX showed borrower no longer interested in modification. Borrower made a phone payment in X/XXXX, then paid through the IVR system over the next few months. Borrower verified payment application in X/XXXX. Loan transferred servicing in X/XXXX and borrower made a phone payment. No further contact.

REASON FOR DEFAULT: Borrower illness caused curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, unable to verify current condition
432584558	9/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. Borrower on trial plan as of X/XXXX and borrower made the three payments. Borrower approved for modification in X/XXXX, but never returned documents so cancelled in X/XXXX. Borrower applied again in XX/XXXX and a new trial plan set up for X months, borrower made all payments and was again approved for modification. Appears documents were sent to borrower X/XXXX, unable to determine when returned, but appears to have been boarded in X/XXXX.

REASON FOR DEFAULT: No recent contact with borrower, loan has been current since X/XXXX.

FORECLOSURE: No active foreclosure found

BANKRUPTCY: The borrower had a previous Chapter X Bankruptcy that was discharged, no additional details available.

PROPERTY: No property conditions were found

432584578	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: The borrower was approved for a Flex Trial Mod for X payments and the borrower successfully completed the Trial and was approve for a Mod that was processed in X/XXXX. Little contact since modification. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT: The reason for default is illness of borrower.

FORECLOSURE: No active foreclosure found

BANKRUPTCY: No active bankruptcy found. The borrower filed a previous Bankruptcy XX/X/XXXX that was discharged XX/XX/XXXX.

PROPERTY: No property conditions were found
432584579	8/1/2021	7/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer approved a Flex MOD on XX/XX/XXXX with a FB plan from X/XXXX through X/XXXX; plan was completed. and loan modified in X/XXXX. Income documents were not required. Prior workout failed in X/XXXX due to FB plan broke. Last contact X/XX/XXXX borrower promised a payment by end of the week, appears payment was made X/XX/XXXX.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432584640	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower denied for loss mit in XX/XXXX due to modified payment being greater than P&I at the time. Borrower requested assistance in XX/XXXX, loan reviewed for loss mit, denied as of XX/XX/XXXX due to no response from borrower and X prior mods. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower accepted as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, final mod approved as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Repayment plan callback noted on XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on X/X/XXXX, the borrower called in and agreed to set up ACH payments.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, FC placed on state mandated multiple times, most recently on XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod, case dismissed as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Indemnified liens and second mortgage noted as of XX/XX/XXXX. Appears no action was necessary. No other title issues noted.
432584830	9/1/2021	7/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers struggled to make payments on the loan. Borrower stated on X/X/XX that her husband had been unemployed for almost a year and she couldn't catch up with her own income. Borrower approved for trial plan X/XX/XXXX, X payments. Modification approved in X/XXXX and boarded in X/XXXX, unable to determine terms. Last contact with the borrower was X/XX/XXXX, scheduling payment and asking to have MI cancelled, request cancelled on X/XX/XXXX as borrower had not sent paperwork and fees.

REASON FOR DEFAULT: Co-borrower unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
432584844	8/1/2021	7/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make payments on the loan after X/XXXX. Demand letter was sent on XX/X/XX. Borrower called in XX/XXXX to schedule a payment, declined loss mit. RFD is curtailment of income. Borrower was offered a X month trial plan in X/XXXX effective X/X/XX but decided to declined the plan. File was referred to FC on X/XX/XX. Loan was reinstated in X/XXXX; FC file closed. Borrower has remained current on the loan since X/XXXX. Welcome call was completed in X/XXXX after loan transferred servicing; borrower stated that he would make a payment online for February. Borrower made monthly phone payments between X/XXXX and X/XXXX. Another welcome call was completed in X/XXXX after another loan transfer. Borrower asked about contacting the insurance provider in X/XXXX during a phone payment. Last contact was in X/XXXX when borrower made a phone payment and set up auto-draft payments to begin the following month.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: File was referred to FC on X/XX/XXXX. FC file was closed in X/XXXX due to reinstatement

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX
432584867	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower was denied a workout in X/XXXX due to no response received. Borrower stated on X/XX/XX that she had some unexpected expenses and has been on disability for years, will be filing BK and will try to make the payments on time; declined loss mit. Borrower advised on X/XX/XX that she will be losing XX% of her income once she stops receiving her long term disability benefit in X/XXXX and also experiencing hardship due to back taxes owed for the past X years. A X month trial plan was approved effective X/XXXX. Borrower completed the trial plan and received approval for a mod effective X/X/XX. Last contact was on X/XX/XX, borrower requested payoff. A Xrd party from XXXX also called in on X/X/XX to request payoff; request completed. The last contact was on X/X/XXXX, the borrower asked if the loan was set up on ACH, the notes show ACH payments were set up on X/X/XXXX. Loan is current.

REASON FOR DEFAULT: Illness, borrower is permanently disabled and back taxes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: Liens/Judgments noted on X/XX/XXXX iao $X,XXX with XXXX. Lien is reflected on current title report.

432584878	8/1/2021	7/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower since X/X/XXXX has been requesting assistance, as of X/X/XXXX a trial FB plan was set up. As of X/X/XXXX comments indicate trial FB completed, loan modified in X/XXXX. Unable to determine if borrower qualified as income documents were not required. Last contact X/X/XXXX borrower at that time stated they are waiting for pay day on X/XX/XXXX to make payment. Borrower set up a phone payment which posted on X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, unable to verify current condition
432584896	8/1/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called to inquire about a refund requested due to accidentally submitting two payments in the same month. Recent notes indicate the request was denied on XX/XX/XXXX due to the refund would cause the loan to become delinquent. Borrower on trial plan as of X/XXXX, borrower made payments as agreed and approved for modification, which was boarded in X/XXXX. Loan has been current since that time. No recent contact with the borrower other than making payment.

REASON FOR DEFAULT: No recent contact with borrower. Loan has been current since modification in X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
432584905	8/1/2021	7/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make payments on the loan. Borrower was approved for a X month trial plan in X/XXXX, completed all the trial payments and was approved for a mod effective X/X/XXXX but did not return the signed mod. Borrower entered into another X month trial plan in XX/XXXX effective XX/X/XX, completed the plan and received approval for a mod effective X/X/XXXX. Last contact was X/XX/XXXX, making payment.

REASON FOR DEFAULT: Excessive obligations, borrower stated on X/XX/XX that he has to pay IRS, daughter also started college.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated on XX/XX/XXXX that he had XXXX damage to his house and has ongoing expenses from repairing the roof. It does not appear that a claim has been filed. Unknown if the repairs have been completed.

432584908	9/1/2021	6/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/X/XXXX due to family illness. Servicer confirmed receipt of borrower financials XX/XX/XXXX; however incomplete. Servicer approved Stip to Mod X/XXXXX with payments of $XXX.XX staring X/X/XXXX. Plan kept X/XX/XXXX. Mod workout approved X/XX/XXXX which was booked X/XX/XXXX. Borrower called to make payment by phone X/X/XXXX. No recent contact noted.

REASON FOR DEFAULT: Family illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
432584911	8/1/2021	7/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Skip trace efforts noted X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to curtailment of income. Review for workout denied X/XX/XXXX. Further details of hardship noted X/XX/XXXX; work is slow looking for second employment. Borrower requested review for Mod workout. Borrower financials confirmed received X/XX/XXXX, however incomplete. Servicer approved Stip to Mod XX/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Plan kept X/X/XXXX. Mod workout approved X/XX/XXXX which was booked X/XX/XXXX. Borrower inquired about status of loan X/XX/XXXX. The most recent contact was on X/XX/XXXX, a welcome call completed. Several recent unsuccessful attempts at contact.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

432584928	8/1/2021	7/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made a promise to pay in X/XXXX that was kept. No contact again until after a loan servicing transfer in X/XXXX. Borrower said payment had been mailed.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Comments on X/X/XXXX last indicated subject property was owner occupied. Servicer data shows as an investment property.
432584938	9/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Skip trace efforts noted X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to curtailment of income. Borrower stated XX/XX/XXXX out of work for X-year/business failure; requesting assistance. Servicer confirmed receipt of borrower financials XX/XX/XXXX; however incomplete. Stip to Mod approved XX/X/XXXX with payments of $X,XXX.XX starting XX/X/XXXX. Plan confirmed kept X/X/XXXX. Mod workout approved X/XX/XXXX which was booked X/X/XXXX. Last contact was on X/X/XXXX, the borrower called in while the loan was being boarded after a service transfer and was asked to call back in X-X days. No further contact and the loan has remained current since that time. Payments are usually paid online.

REASON FOR DEFAULT: Curtailment of income. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584956	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	WY	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was approved for a Trial Mod for X payments with the first payment due XX/XXXX. The borrower successfully completed the Trial and was approved for a Mod that was processed in XX/XXXX. The borrower’s husband passed away during the Mod Trial. Limited contact since the Mod was completed. The borrower pays by phone each month. Loan transferred servicing in X/XXXX; welcome call completed X/XX/XX (last contact), borrower called in for web assistance and also requested paperless communications.

REASON FOR DEFAULT: The reason for default was excessive obligations.

FORECLOSURE: No active foreclosure found

BANKRUPTCY: No active bankruptcy found.

PROPERTY: No property issues found.

432584964	8/1/2021	7/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	WI	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Co-borrower, XXXX stated on X/XX/XX that she stopped working to take care of the borrower because he was ill. The borrower passed away (as of X/XX/XX) and XXXX will not be eligible for social security and is no longer working and has no source of income. A trial plan was approved in X/XXXX for X payments effective X/X/XX. Borrower called in on X/XX/XX requesting FB extension and explained that she would not have steady income until X/XXXX. Borrower completed the X month trial plan in X/XXXX and was approved for a new FB plan effective X/XXXX, ending X/XXXX. Borrower stated on XX/X/XX that she started working part time but having difficulty working due to having to take care of her mother who's health is failing; requested to apply for a mod after completing FB. Demand letter was sent on X/X/XX. Borrower entered into a X month trial plan effective X/X/XX, completed the plan and received approval for a mod effective X/X/XX. Mod was processed in X/XXXX. Contact was on X/XX/XX, co-borrower scheduled a payment. Last contact on XX/XX/XXXX. borrower requested email address be removed from the loan.

REASON FOR DEFAULT: Primary borrower death, co-borrower unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/X/XXXX.

432584972	8/1/2021	5/31/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower called X/X/XXXX and agreed to pay $XXX every X weeks to bring current. Borrower hardship noted XX/XX/XXXX due to excessive obligations; inquired about escrow shortage. Borrower disputed payment XX/XX/XXXX; has proof of insurance. Servicer approved Stip to Mod XX/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Loan noted to be reinstated X/XX/XXXX. Borrower confirmed payment XX/XX/XXXX. Last contact X/XX/XXXX, the borrower called in for a payoff quote.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: BKX filed in XXXX and discharged in XXXX. The notes show the debt was reaffirmed.

PROPERTY: Property is owner-occupied. No property damage noted.

432584974	8/1/2021	7/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to curtailment of income; borrower out of work waiting on disability check. Borrower illness noted X/X/XXXX. Borrower stated X/XX/XXXX husband sick and cannot work. Servicer approved special X-month FB X/XX/XXXX with payments of $X starting XX/X/XXXX. Broken trial plan noted XX/XX/XXXX; servicer approved Stip to Mod XX/XX/XXXX with payments of $X,XXX.XX beginning X/X/XXXX. Plan confirmed completed X/XX/XXXX. Mod workout approved X/XX/XXXX which was booked X/XX/XXXX. Last contact was a welcome call completed X/X/XXXX; borrower verified payment options. Subsequent payments were made through the website.

REASON FOR DEFAULT: Curtailment of income. Borrower illness

FORECLOSURE: No prior FC action noted

BANKRUPTCY: No prior BK filing information noted

PROPERTY: Property is owner occupied. No property damage noted
432584975	9/1/2021	7/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked why servicer was not reporting loan on credit reporting in X/XXXX. Reporting was suppressed due to discharged BK; servicer removed reporting blocks in X/XXXX. Borrower called about an escrow shortage in X/XXXX. Loan transferred servicing in X/XXXX, and borrower verified payment options and requested a payment coupon book. The most recent contact was on X/XX/XXXX, borrower calls in to get the payment address.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/X/XXXX, chapter XX, discharged XX/XX/XXXX.

PROPERTY: Owner occupied, not able to verify current condition

432584980	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/X/XXXX due to excessive obligations. Marital problems noted X/XX/XXXX; finalizing divorce. Servicer approved Stip to Mod X/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Plan confirmed kept X/X/XXXX. Borrower confirmed divorce X/X/XXXX; awarded property. Plan kept XX/X/XXXX. Mod workout booked XX/X/XXXX. Borrower indicated excessive obligations X/XX/XXXX. Borrower inquired about payment increase X/X/XXXX due to escrow shortage. Borrower advised of payment X/XX/XXXX. Regular recent contact making payment arrangements. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: Excessive obligations. Divorce.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/X/XXXX. No property damage noted.

432584994	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Loan was rolling XX days delinquent when history began in X/XXXX, then rolling XX days delinquent due to a missed payment in X/XXXX. RFD was due to excessive obligations and curtailment of income. Borrower called in on X/XX/XX regarding assistance. Borrower was offered a X month trial plan in X/XXXX, effective X/X/XX, however, plan was deleted on X/X/XX due to no acceptable payment or acceptance received. Borrower stated on XX/X/XX that she never applied for a mod and that she did a refinance years ago for a XX year term and does not want to go back to a XX year. Borrower was offered another X month trial plan in X/XXXX effective X/X/XX. X payments were received in X/XXXX bringing the loan current. Trial plan was removed on X/X/XX. Last contact was on X/X/XX, borrower scheduled a payment. Loan transferred servicing in X/XXXX; welcome email sent X/XX/XX.

REASON FOR DEFAULT: Curtailment of income, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

432584998	8/1/2021	7/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact was X/XX/XXXX with the servicer going over the closing of the Mod with the servicer. The borrower was approved for a Flex Mod XX day Trial with the first payment due X/XX/XXXX. The Trial Mod was completed successfully with a Mod completed in X/XXXX with a new payment X/XX/XXXX. Borrower made payments through the website between X/XXXX and X/XXXX. Loan transferred servicing in X/XXXX, and borrower set up auto-draft payments through the website.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No active foreclosure found

BANKRUPTCY: No active bankruptcy found

PROPERTY: No property conditions were found
432584999	8/1/2021	7/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: As of X/XX/XXXX comments indicate a X month FB plan was set up, details of plan not noted. This was an extension of a prior X month FB plan. As of X/XX/XXXX servicer notes the XX month FB plan is completed. On X/XX/XXXX servicer notes a they recommend a Flex MOD. FB plan ran from X/XXXX through X/XXXX; plan was kept and loan modified in X/XXXX. Income documents not required. Borrower called X/XX/XXXX to discuss MOD details. Borrower called X/XX/XXXX to make payment for escrow shortage. Borrower inquired X/X/XXXX for payment not being withdrawn. ACH setup X/X/XXXX.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
432585001	7/1/2021	6/28/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower was on a flex mod trial plan in X/XXXX. Modification was completed in X/XXXX. Borrower had two XX-day delinquencies in XXXX; both were reinstated the month following the delinquency. The XX/XXXX delinquency was due to an NSF payment. Borrower set up auto-draft payments in X/XXXX, and has remained current the past year. Only other contact was in X/XXXX regarding a loan servicing transfer scheduled for X/XXXX. The most recent contact was on X/XX/XXXX, borrower responds to a welcome call, they state their payment amount differs from the prior servicer. Several unsuccessful attempts to contact borrower are recorded in X/XXXX.

REASON FOR DEFAULT: XXXX-excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details not provided

PROPERTY: Owner occupied, not able to verify current condition

432585024	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was approved for a Trial Mod for X payments with the first payment due XX/XXXX. The borrower successfully completed the trial and was approved for a Mod that was processed XX/XXXX. Limited contact since the Mod was completed. Last contact with the borrower was X/XX/XXXX, making payment and setting up ACH.

REASON FOR DEFAULT: The reason for default was excessive obligations.

FORECLOSURE: No active foreclosure found

BANKRUPTCY: Comment on X/XX/XXXX, BKX discharged, no further details.

PROPERTY: No property issues found.

432585036	8/1/2021	7/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Servicer offered a flex mod trial plan in XX/XXXX; no response from borrower. Borrower gave a promise to pay in X/XXXX; servicer didn't offer payment assistance. Loan transferred servicing in X/XXXX. Borrower sent the payment to the prior servicer, but cancelled the payment after a welcome call was completed. Borrower inquired about next due date X/XX/XXXX. No further contact noted with borrower.

REASON FOR DEFAULT: Payment adjustment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
432585061	8/1/2021	6/30/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	LA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Account defaulted Aug XXXX with NSF return, borrower unresponsive. Comments XX/XX/XXXX indicate both borrowers are deceased. Sister and potential SII made contact X/XX/XXXX in responsive to foreclosure action, wants to keep property and reinstated X payments Feb XXXX. Sister/SSI is has also passed away and left property to brother, who occupies property and requested assumption information June XXXX. Brother was confirmed SII on X/XX/XXXX and has paid timely last XX months. The most recent contact was on X/XX/XXXX, primary borrower is deceased, customer was working with prior servicer for a mod. Notes on X/XX/XXXX indicate prior servicer workout has been received.

REASON FOR DEFAULT: Both borrowers deceased

FORECLOSURE: Referred to foreclosure XX/X/XXXX, title is clear, complaint filed X/X/XXXX. Sale set X/XX/XXXX, case dismissed after reinstatement.

BANKRUPTCY: N/A

PROPERTY: No property issues noted. Current occupancy unknown.

432585062	9/1/2021	7/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Loan was rolling XX days delinquent when history began in XXXX. Loss mit review was initiated in X/XXXX but workout was denied on X/XX/XX due to no response from the borrowers. Borrower stated on X/X/XX that RFD is due to illness. Demand letter was sent on X/XX/XX. Co-borrower called in XX/XXXX wanting to apply for a mod. A X month trial plan was approved effective X/X/XX. Co-borrower called in on X/X/XX stating that she lost her job due to XXXX and was waiting on unemployment, co-borrower was advised of XXXX relief plan but stated that she wanted to stay on the plan they were currently on. Trial plan was completed and loan was modified effective X/X/XX. Contact was on X/XX/XX, borrower schedule a payment. Last contact on XX/XX/XXXX, borrower stated would be mailing in payment.

REASON FOR DEFAULT: Illness and unemployment of co-borrower due to XXXX,

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: An insurance claim was filed for XXXX damage that occurred on X/X/XXXX, claim amount $X,XXX. Claim was initially classified as monitored at the time the loss was reported due to delinquent loan status but was reclassified as non-monitored in X/XXXX. The claim check was released and endorsed on X/XX/XXXX. Co-borrower called in on XX/XX/XXXX advising that they were ready for the final inspection. Unknown if the repairs have been completed as the inspection ordered on X/XX/XXXX was canceled.

432585083	8/1/2021	7/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes review of borrower financials at start of history, however incomplete. Mod workout closed X/XX/XXXX due to insufficient information received. Borrower hardship noted X/XX/XXXX due to borrower unemployment since XX/XXXX. Servicer approved Stip to Mod X/XX/XXXX with payments of $X,XXX.XX starting XX/X/XXXX. Plan confirmed kept XX/X/XXXX. Mod workout approved XX/XX/XXXX which was booked X/X/XXXX. Borrower inquired about loan status in X/XXXX. Last contact was in X/XXXX after a loan servicing transfer; borrower made a phone payment and set up auto-draft payments to begin the following month.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: No prior FC action noted

BANKRUPTCY: No prior BK filing information noted

PROPERTY: Property is owner-occupied. No property damage noted
432585085	8/1/2021	7/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to curtailment of income due to change in careers. Servicer confirmed receipt of borrower financials X/XX/XXXX, however incomplete. Workout closed X/XX/XXXX due to borrower being unresponsive. Borrower again indicated hardship XX/XX/XXXX due to curtailment of income. Servicer approved Stip to Mod XX/X/XXXX with payments of $X,XXX.XX starting X/X/XXXX. Plan confirmed kept X/XX/XXXX. Borrower stated X/XX/XXXX not interested in XXXX assistance but wanted to pursue modification. Servicer approved Mod workout X/XX/XXXX which was booked X/XX/XXXX. Borrower inquired about loan status X/XX/XXXX. No further borrower contact noted as loan has been current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

432585103	8/1/2021	7/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted XX/X/XXXX due to curtailment of income; borrower on fixed income. Borrower stated unable to afford payment. Borrower illness noted XX/XX/XXXX. Servicer approved X-month Stip to Mod XX/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Borrower agreed to FB XX/X/XXXX. Plan confirmed kept X/X/XXXX. Mod workout approved X/XX/XXXX which was booked X/XX/XXXX. X/XX/XXXX borrower confirmed Mod booked. Last contact was in X/XXXX after loan transferred servicing. Borrower set up auto-draft payments through the website that month.

REASON FOR DEFAULT: Curtailment of income. Borrower illness

FORECLOSURE: No prior FC action noted

BANKRUPTCY: Servicer notes BKX discharge; details of filing not provided

PROPERTY: Property is owner occupied. No property damage noted.
432585186	8/1/2021	7/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower contact X/X/XXXX when modification was discussed with trial plan and terms. Loan was never modified due to incomplete package. Loss mit was last active X/XX/XXXX when borrower was last solicited for a trial Mod plan. Servicers latest attempt to contact borrower have been unsuccessful. Last contact on XX/XX/XXXX, borrower stated they had not received a statement for the last X months.

REASON FOR DEFAULT: Servicer comments on X/XX/XXXX indicated RFD as curtailment of income. RFD as of XX/XX/XXXX, borrower confused about service transfer.

FORECLOSURE: Borrower had prior active FC that was closed X/XXXX after borrower reinstated loan to current status.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XXXX starting X/XX/XXXX and expires X/XX/XXXX. Comments did not indicate subject property was affected by the XXXX. As of XX/XX/XXXX, subject located in a severe storm area as of XX/XX/XXXX does not appear subject sustained damage. Comments on X/XX/XXXX last indicated subject property was owner-occupied.

TITLE ISSUES: Comments in X/XXXX indicated there were municipal liens on Title. Issue was handled by XXXX who indicated on X/XX/XXXX the title was clear.

432585221	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers struggled to make payments on the loan. Demand letter was sent on X/XX/XX. Borrower stated on X/XX/XX that she was waiting for income taxes; RFD due to unforeseen expenses. Borrowers were denied a mod in X/XXXX because they did not meet the eligibility requirements and the payment would be increasing over the current payment. File was referred to FC in XX/XXXX. A X month trial plan was approved in X/XXXX effective X/X/XX. XX payments were received on X/XXXX reinstating the loan; FC file closed. Servicer discussed servicer transfer X/XX/XX. Welcome email was sent on X/X/XX. Borrower called to schedule payment X/XX/XXXX. ACH setup X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income, borrower illness.

FORECLOSURE: File appears to have been referred to FC on XX/X/XXXX. Loan reinstated in X/XXXX. FC file closed in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

TITLE ISSUES: Title issue noted in XX/XXXX. No details regarding the title issue provided. It appears that a title claim was filed; issue confirmed resolved on XX/XX/XXXX.
432585227	8/1/2021	6/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Account was chronic XX-delinquent throughout XXXX, borrower declined to provide details about income curtailment or discuss loss mitigation. Borrower lost job June XXXX and has been unresponsive since last contact X/XX/XXXX. Comments indicate borrower makes payments via website. Account is current since reinstatement March XXXX.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585283	8/1/2021	7/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made a payment by phone in XX/XXXX, and declined payment assistance in X/XXXX. The last contact was on X/XX/XXXX, the borrower called to make a payment by phone. The borrower has been in recent contact and appears to be cooperative. The loan has remained current since X/XXXX and no indication of hardship or active loss mitigation workout activity.

REASON FOR DEFAULT: Home repairs

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition.
432585285	8/1/2021	7/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/X/XXXX due to death in the family. Curtailment of income noted X/XX/XXXX. Borrower stated XX/XX/XXXX laid off until X/X/XXXX. Borrower stated XX/XX/XXXX would reinstatement with XXXk. Borrower requested a reissue of escrow refund check in X/XXXX, stating they never received the check; check reissued X/XX/XX. Last contact was X/X/XXXXX, borrower called in for general inquiry. Prior pay history shows MI disbursements until X/XXXX. Loan has qualified for MI removal; MI cancelled as noted on X/XX/XXXX.

REASON FOR DEFAULT: Family death. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BKXX at start of history; BKXX filed X/XX/XXXX. BK dismissed X/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

432585289	8/1/2021	7/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower asked about an escrow shortage in X/XXXX, and gave a promise to pay at a branch. Borrower authorized her grandson on the account in X/XXXX. The last contact was on X/X/XXXX, the borrower called to make a payment by phone and set up ACH payments. The borrower has been in recent contact and appears to be cooperative. No indication of hardship or active loss mitigation workout activity.

REASON FOR DEFAULT: Payment amount changed in X/XXXX, borrower wasn't aware

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition. Borrower filed a claim for XXXX damage on DOL X/X/XXXX. Claim was not monitored. Funds iao $XX,XXX.XX were endorsed and released to borrower in XX/XXXX.
432585295	9/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Xrd party ex-wife called in X/XXXX to schedule a payment and stated that the borrower is a painter, work slow during the winter. Mod review was initiated but the borrower did not meet the eligibility requirements. Demand letter sent X/XX/XX. Third party was advised of loss mit options in X/XXXX but not interested. She stated in X/XXXX that she was impacted by XXXX, not able to work as a contracted painter but not interested in loss mit as she may be going back to work in a week's time, also advised that she and the borrower are divorced and she was awarded the home. Account remains current with no further contact except for X/XX/XXXX welcome call, no ongoing hardship is noted.

REASON FOR DEFAULT: Income reduction due to XXXX, divorce, home repairs, car repairs.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes in X/XXXX states that the previous renters damaged the property and ex-wife has been having to pay to repair the property. Extent of the damage was not discussed, repair status and current occupancy not verified.
432585303	8/1/2021	7/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower was on an active repay plan in XXXX; terms of the plan were not provided. Borrower would pay via the IVR, but didn't have actual contact with servicer. Borrower verified the due date in XX/XXXX, and verified the payment would change after plan completion in X/XXXX. Borrower has since remained current. Borrower requested a XXXX statement in X/XXXX. No further contact with prior servicer; borrower continued to pay via the IVR. Loan transferred servicing in X/XXXX; welcome call completed. NSF was processed in X/XXXX, however, borrower was able to replace the payment. Taxes are paid current as noted on X/XX/XX. Loan was service released in X/XXXX. Borrower called in on X/X/XX (last contact) for payment inquiry and was advised payment was applied.

REASON FOR DEFAULT: Not provided; borrower is on pension income.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
432585329	8/1/2021	7/13/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower noted as impacted by XXXX financially in XX/XXXX, no property damage noted, approved for X month non-XXXX forbearance as of XX/XX/XXXX. Borrower requested assistance in XX/XXXX, approved for trial mod as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, final mod approved as of XX/XX/XXXX, mod noted as completed as of XX/XX/XXXX. No other loss mit activity noted. Contact on XX/XX/XXXX, borrower contacted for past due loan, borrower advised she made payment online that day. Last contact on XX/XX/XXXX, borrower stated would make a payment on the website.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: Loan placed on FC referral hold due to XXXX as of XX/XX/XXXX, hold released as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Ceiling and roof repairs (COL) noted in XX/XXXX and XX/XXXX. No other details regarding cause of damage or current status of repairs noted. No recent correspondence regarding other property issues noted or on going repairs. DOL is unknown.

432585337	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower notified servicer of a misapplication error in X/XXXX, and again in X/XXXX. Borrower notified servicer of a change in insurance carriers in XX/XXXX. XXXX curtailment applied in X/XXXX. XXXX recast completed in X/XXXX, and borrower asked servicer to refund a principal curtailment in X/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BK, details not provided

PROPERTY: Owner occupied, not able to verify current condition.

432585339	8/1/2021	7/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes review of borrower financials X/X/XXXX, however incomplete. Hardship not provided. Stip to Mod approved X/X/XXXX with payments of $XXX.XX starting X/X/XXXX. Plan confirmed kept X/X/XXXX. Skip trace efforts noted X/XX/XXXX. Mod workout approved X/XX/XXXX which was booked X/XX/XXXX. Borrower made payments through the website between X/XXXX and X/XXXX. Borrower verified a pending loan transfer after trying to pay online in X/XXXX. No further contact. Borrower set up auto-draft payments through the website in X/XXXX.

REASON FOR DEFAULT: No hardship noted

FORECLOSURE: No prior FC action noted

BANKRUPTCY: No prior BK filing information noted

PROPERTY: Property is owner-occupied. No property damage noted
432585362	8/1/2021	7/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate servicer spoke with borrower and borrower is disputing everything on the loan, appears servicer completed the dispute on X/XX/XXXX. Comments on X/XX/XXXX indicate servicer mailed copy of MOD from XX/XXXX to borrower will supporting documents, appears this was due to the dispute from borrower. Borrower on X/X/XXXX requested new loan number, reason for request not noted. Borrower also disputing escrow and is questioning why servicer paid hazard insurance XX days early. Unable to determine if servicer has responded to all the disputed items. On X/XX/XXXX borrower made a payment over the phone which posted same day. Last contact X/XX/XXXX borrower made payment over the phone which posted same day. Comments indicate loss mit was discussed over the last XX months but it appears servicer never received a workout packet.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: Borrower filed a BK X X/XX/XXXX which was discharged X/XX/XXXX, case number was not noted.

PROPERTY: Owner occupied.
432585484	9/1/2021	7/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	TX	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Account is current with little ongoing contact. Borrower notified servicer of co-borrower death in X/XXXX, and accepted a XXXX recast offer. Loan transferred servicing in X/XXXX, and borrower verified payment receipt. No further contact is noted.

REASON FOR DEFAULT: No default. Co-borrower is deceased, DOD X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
432585510	8/1/2021	7/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower made a large down payment in X/XXXX and completed a trial plan, modification completed in X/XXXX. Borrower has remained current since modification with little ongoing contact. Only post-mod contact was in X/XXXX regarding access to the online account and a billing statement and X/XX/XXXX for welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Owner occupied, no property issues noted.
432585549	8/1/2021	7/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	5M PHCH	Reinstatement 2	BORROWER CONTACT: Borrower contact X/XX/XXXX when borrower made a phone payment. As of XX/XX/XXXX, the borrower wanted late fee waived. Servicer advised that the loan was acquired with the late fee. On XX/XX/XXX, borrower stated he was unaware that the loan was transferred again, requested escrow analysis. Last contact on XX/XX/XXXX, borrower called in with spouse and requested, escrow disbursement history, payment history, and a statement from the prior servicer. Spouse stated escrow is incorrect. Stated that they have their own insurance and did not need lender placed insurance.

REASON FOR DEFAULT: No recent default noted. Comments on X/XX/XXXX, at time of modification, noted RFD as a curtailment of income.

FORECLOSURE: No recent FC activity found. However, loan was prior FC that closed X/XXXX after modification was completed.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX indicated there was a XXXX Disaster in subject area due to XXXX Isaias from XX/XX/XXXX to X/XX/XXXX. There were no other comments indicating subject property was affected by XXXX. Subject occupancy was last noted on XX/XX/XXXX as owner-occupied.

432585561	8/1/2021	7/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	5M PHCH	Reinstatement 1	BORROWER CONTACT: Borrower requested an electronic copy of a year-end statement in X/XXXX. Loan transferred servicing in X/XXXX, borrower activated e-statements. Borrower confirmed service transfer X/X/XXXX. ACH setup X/XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied, not able to verify current condition
433762318	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AK	XXXX	2M PHCH	Other	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is a discharged BKX, filing date, discharge date and case number not available. Co-borrower called on X/XX/XX stating ongoing circumstances for over a year now and that she has been trying to remove her name due to divorce and QCD and has sent documents but her name still on the account, co-borrower stated that she is not able to refinance or assume the loan, servicer advised the borrower would need to handle. Last contact was in X/XXXX, unauthorized Xrd party called to notify of insurance policy change. Loan is current.

OTHER: Unauthorized Xrd party called in on X/X/XXXX to inquire about options to take over the mortgage and removing the borrowers, stating that she recently acquired the property at a FC sale auction and wants to assume the mortgage. Call was referred to local county/Borough regarding the process of recording deed. Co-borrower called in on X/X/XXXX wanting the person who was awarded the home in the BK (possible that FC was a result of a prior BK MFR by another lender) to put the mortgage in her name and was advised that the person on the title right now is not related to either borrower and assumption is not an option. Call was transferred to the Refi/Purchase department. Unauthorized third party called again on X/XX/XXXX to notify of insurance policy change. The insurance agent called in on X/XX/XXXX stating unable to add the loan holders onto the policy and was advised that the servicer cannot accept the policy without the loan holders being listed as at least an additional insured. No additional details provided. Review of county records indicates that the recent FC is the second in four years by the same private lender (an unrelated family trust), and is jr in priority to the subject mortgage.
433757840	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Other	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.

OTHER: Comments refer to a settlement rejection due to not original signature. Borrower is unresponsive to resolution calls.
433762997	7/1/2021	6/1/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	GA	XXXX	2M PHCH	Other	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.

OTHER: SII review was denied X/X/XXXX due to no docs received, no details are provided about death of borrower or possible heirs. Comments mention a divorce decree and confusion about ownership of properties at XXX and XXX XXXX in XXXX, GA and state that mortgage is on XXX XXXX, but, neither of those addresses match the XXXX property address per seller data.
433760685	7/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower gave a promise to pay online in X/XXXX; borrower made a payment that day, and also paid online in X/XXXX.
433759939	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433758725	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called to change their mailing address and agreed to a payment over the phone, The borrower usually pays via the servicer's IVR. No indication of hardship or active loss mitigation workout activity.
433760078	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX to request suspension of auto payments for X months. Borrower continues to pay timely online.
433756410	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761714	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX to confirm change to flex pay setup. RFD code is income curtailment.
433763036	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433762720	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754302	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758316	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433757677	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753826	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/X/XXXX comments indicate borrower was not impacted by XXXX.
433754857	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, co-borrower scheduled a payment, also confirmed no XXXX impact.
433763990	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763633	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433758135	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764042	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting loan was released from FC referral hold and placed on special FB referral hold, no additional details. No contact with borrower noted in contact history. Loan is current.
433755659	8/1/2021	6/17/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments indicate there is an active BK XX, there are no further BK details noted in comments.
433763332	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433757264	9/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting escrow analysis was completed. No contact with borrower noted in contact history. Loan is paid ahead.
433761332	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433756983	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/X/XXXX, not impacted by XXXX.
433760521	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433757943	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433757074	9/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754187	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433759336	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433758433	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower verified auto-draft payments were active in X/XXXX. No further contact.
433757870	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer does not have a good mailing address for the borrower.
433764752	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433760196	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760039	7/1/2021	5/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with accounts made online, no contact with borrower noted.
433765651	8/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754348	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761282	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762161	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765059	7/15/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433764635	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753887	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per notes on XX/XX/XXXX, the borrower not affected by the XXXX.
433761519	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433758690	10/1/2021	5/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead. Borrower pays through the website.
433755700	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR payment system. Notes on XX/XX/XXXX indicate that the borrower has not been impacted by the XXXX.
433759106	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433764941	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433760780	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759591	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower verified escrow amounts for insurance and taxes in X/XXXX, and asked about an appraisal for a refinance; servicer referred borrower to an originator. Borrower also confirmed no impact from XXXX. Payment amount changed for the X/XXXX payment to P&I $X,XXX.XX
433753950	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433759797	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754605	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433765712	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763888	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433754075	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754268	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for past two months.
433756948	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433761291	8/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is paid ahead.
433757774	8/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763961	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756908	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756990	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433759252	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower has confirmed on multiple occasion, not impacted by XXXX, most recently on X/XX/XXXX.
433754262	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753832	8/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433755465	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764223	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756198	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757018	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is paid ahead.
433754499	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433764744	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by phone.
433757791	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account I performing, last contact X/XX/XXXX for phone payment.
433758115	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433759227	7/1/2021	6/15/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments indicate payments are being made to estate of XXXX, servicer does not show borrower is deceased.
433759335	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433765739	8/1/2021	5/26/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754259	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433765188	7/15/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX to request a payoff quote.
433755040	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433764915	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433765112	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759384	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433755251	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/X/XXXX, not impacted by XXXX.
433765087	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764126	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433762922	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433753859	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759275	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433759568	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433755153	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755887	8/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757971	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433761717	7/1/2021	5/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433763751	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting borrower changed insurance companies. Borrower called in for escrow inquiry on X/X/XX. Last contact was on X/X/XX, borrower scheduled a one time payment. Xrd party, an insurance representative called in on X/XX/XX for escrow inquiry and was transferred to customer service. Loan is current.
433765409	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as investment.
433754371	7/1/2021	5/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756343	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756562	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760126	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433758952	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433762271	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754269	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758219	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759387	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765693	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower stated that he needed to change the draft date for a week later and would make another payment or XXXXeven change to biweekly. Last contact was on X/XX/XX, borrower requested recurring payment withdrawal. Loan is current.
433754012	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755060	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433765851	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system.
433754690	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX Borrower calls in to discuss the terms of their modification, the borrower confirms they are not impacted by XXXX.
433758638	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433765168	7/15/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759152	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764753	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting insurance policy was received. It appears that insurance policy cancellation notice was received on X/XX/XX, no reason given, no recession notice on file; pending for call to agency. No contact with borrower noted in contact history. Loan is current.
433765234	8/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Flood insurance policy was received on X/XX/XX. No contact with borrower noted in contact history.
433759548	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759085	8/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764175	7/1/2021	1/1/1900	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758813	7/1/2021	6/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, authorized Xrd party inquired about claim check endorsement.

PROPERTY: A call was received from a branch office in reference to branch endorsement approval request for claim check iao $XX,XXX, issued on X/XX/XXXX for storm damage that occurred on XX/X/XXXX. It appears that the claim was initially classified as monitored - endorse and release funds with a follow up inspection. However, claim was re-classified as non-monitored on X/XX/XXXX noting loan is current and claim can be treated as current. It does not appear that the claim check has been endorsed/released to the borrower as of yet. No details regarding repairs provided.
433763570	7/1/2021	5/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower regarding NSF in X/XXXX. Originated as an investment.
433764243	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one borrower contact X/XX/XXXX with questions about payment of insurance policy premium.
433757614	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757098	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754312	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757316	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765928	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower changed mailing address, unable to determine if this is now an investment.
433757927	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting loan has been released from FC referral hold/special FB hold. Borrower stated on X/X/XX (last contact) that he can continue to make payments, no assistance needed at this time. Loan is current.
433765214	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433762690	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Borrower called X/XX/XXXX to make promise-to-pay.
433762131	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433765661	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761614	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, borrower stated she will always make the payment by the XXth. Payment made online per notes on XX/XX/XXXXX and XX/XX/XXXX.
433754603	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757843	7/1/2021	6/2/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, case details unknown. Payments are made online, no contact with borrower noted.
433760869	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR. Borrower requested removal of PMI X/XX/XXXX, denied X/XX/XXXX due to LTV of XX%.
433759712	7/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower verified payment receipt on X/XX/XXXX; servicer hadn't received a payment, so borrower paid online that day.
433754500	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764465	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as an investment.
433765109	7/15/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762650	10/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760881	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760053	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433758339	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower called in due to problems making the payment via the servicer's mobile app. The notes show the payment was made that day and has remained current. No indication of hardship or active loss mitigation workout activity.
433761202	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763477	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower scheduled a payment indicating not financially impacted by XXXX. Loan is current.
433754781	7/1/2021	6/9/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased; unable to verify current occupancy. Estate pays through the IVR system, and declined a FB plan through the IVR in X/XXXX and in X/XXXX.
433762344	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments on X/X/XXXX indicate borrower declined FB program. On X/XX/XXXX borrower and servicer discussed loan details, borrower requested that MI be removed from loan, comments do not indicate servicer reviewed loan to remove MI. As of X/XX/XXXX borrower sill declining FB program servicer was offering.
433764244	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433756551	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433763427	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755038	8/1/2021	6/7/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments indicate borrower active in BK, unable to determine details of the BK from comments. On X/X/XXXX comments also indicate borrower has been discharged form a BK X, no further details of this BK noted. Borrower on X/X/XXXX stated impacted by XXXX but declined workout options.
433761078	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead. Borrower pays through the website.
433756986	9/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759656	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765999	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764645	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758250	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433761767	7/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and again on X/XX/XXXX, not impacted by XXXX.
433765743	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, borrower called wanting to know why they received an email stating payment was due and was advised to disregard the email as the payment has posted; borrower also confirmed no XXXX impact.
433764502	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761219	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433758260	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433756887	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762602	9/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433753914	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754637	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433759175	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433756706	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754248	8/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765963	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433756767	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758483	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone payment system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433753924	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower inquired at branch about having her sister assume mortgage, was advised that new mortgage was needed due to remaining term.
433755017	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, not impacted by XXXX.
433763101	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact begins X/XXXX noting taxes are current. No contact with borrower noted in contact history. Loan is paid ahead.
433765094	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower confirmed not impacted by XXXX.
433761866	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes start in XX/XXXX with the borrower on a FB plan, details of the plan not noted. Borrower stated on XX/XX/XXXX that he was on a XXXX FB plan and that the servicer reported him as delinquent. Requested to speak to the executive office, stated it was against the law to report him as delinquent. Per notes on XX/XX/XXXX, servicer notes that they did not report the borrower delinquent. Servicer sent out a letter to the borrower on XX/XX/XXXX, advising of payment history and that no negative reporting was done, stated that the borrower was current and due for XX/XX/XXXX. Last contact on XX/XX/XXXX, the borrower called and requested a payment history. Pay off statement requested on XX/XX/XXXX via IVR phone payment system.
433762432	7/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757627	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as an investment.
433754051	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433757671	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online. Coborrower called X/X/XXXX to inquire if there is a federal lien against the property and to advise that she has an order of protection against primary borrower.
433754492	8/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756886	7/1/2021	5/19/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Borrower is deceased; unable to verify current occupancy.
433764527	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759205	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754235	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433753927	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757979	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763463	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Borrower called to make payment X/X/XXXX. Payments are being made by XXXX. Servicer notes X/X/XXXX, X/XX/XXXX. X/X/XXXX and X/XX/XXXX borrower is not impacted by XXXX.
433760526	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/X/XXXX, not impacted by XXXX. Originated as Xnd home.
433754305	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756580	8/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433754568	8/1/2021	6/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.

PROPERTY: Comments indicate messages have been left regarding claim check, borrower is unresponsive. Details are not provided regarding DOL, damages, or repairs.
433760309	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433757697	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761650	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758768	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website, and confirmed online in X/XXXX no impact from XXXX.
433761828	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761620	7/1/2021	6/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower inquired about insurance claim.

PROPERTY: Loss draft check iao $X,XXX was received in X/XXXX. A call was made to the insurance carrier claim's department on X/X/XXXX and X/XX/XXXX to obtain the adjuster's report. It does not appear that the claim check has been endorsed/released to the borrower; pending adjuster's report. Date of loss and cause of loss not available. No details regarding damage or repairs provided.
433765414	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761112	7/1/2021	6/2/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loaded data indicates borrower active in BK, there is no BK information in comments.
433759732	8/1/2021	6/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower changed mailing address on XX/XX/XXXX, unable to determine if property is now a rental.
433758415	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433756295	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433765052	8/13/2021	6/16/2021	BK	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer shows loan in BK status; chapter and filing date were not provided. Loan is contractually paid ahead.
433754242	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762041	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433759478	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as investment.
433759475	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759476	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433759477	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433759479	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433763455	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760208	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764225	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756614	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765613	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments as of X/X/XXXX indicate borrower was not impacted by XXXX.
433762987	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763163	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433757819	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759194	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone pay system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433754850	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone pay system.
433756849	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762795	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433761194	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760393	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757299	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called X/X/XXXX about the change in payment due to escrow analysis. Borrower called about it again on X/XX/XXXX, due to change in insurance.
433756900	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755695	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the co-borrower called in to follow up on the status of their insurance claim and requested the first draw. Was advised the draw would be sent and the requirement for an inspection after. The borrowers have been cooperative during noted conversations and the loan has remained current. No indication if hardship or active loss mitigation workout activity.

PROPERTY: The notes indicate damage to the property's roof and an insurance claim has been filed. Unable to determine the cause of the damage, date of loss, or amount of the insurance proceeds received. The claim appears to be monitored with the first draw having been disbursed. Repairs are currently underway.
433764826	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761968	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted. Comments X/X/XXXX sate that a delinquent tax payment plan has been approved for non-escrowed account, terms not provided.
433753879	7/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433753923	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760013	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433761904	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761207	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759769	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754564	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower had questions about a bankruptcy disclosure in X/XXXX. Loan is not currently in BK. No further contact. Borrower paid through the IVR system in X/XXXX.
433755877	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764658	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756304	7/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760510	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX. Loan is paid ahead.
433754107	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754290	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754776	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758847	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765555	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact history provided. Loan has been current for past two months.
433764904	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	RI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754631	7/1/2021	5/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433757960	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested payment assistance in X/XXXX. RFD borrower on fixed income, no impact from XXXX. Borrower also requested a hardship application. No further contact.
433755497	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed an ongoing income curtailment from XXXX in X/XXXX, but didn't request payment assistance. No further contact.
433765973	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764757	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone pay system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433762961	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system.
433760380	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762885	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754330	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756199	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX Borrower calls in to discuss a payment change. X/X/XXXX Borrower confirms they are not impacted by XXXX.
433764005	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757088	7/1/2021	6/11/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per data tape, loan is in BK. Details of BK are not noted.
433760292	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower called in to discuss insurance information, The borrower appears to be cooperative. No indication of hardship or active loss mitigation workout activity.
433765844	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761536	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759941	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called about an escrow analysis in X/XXXX. No other contact with borrower.
433754246	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by phone.
433758512	7/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433755703	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per notes on XX/XX/XXXX, borrower not impacted by XXXX. Payments made via IVR phone payment system.
433763147	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755980	9/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/X/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433763784	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX; borrower scheduled a payment, also confirmed no XXXX impact. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.
433762187	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/X/XXXX indicate borrower is not impacted by XXXX.
433754123	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433760776	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755394	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758373	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower declined loss mitigation on X/XX/XXXX and X/XX/XXXX.
433759764	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759284	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761825	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433763242	8/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763867	9/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone pay system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433759236	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765132	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested payoff on XX/XX/XXXX, sent out on XX/XX/XXXX.
433756092	7/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433756404	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758897	7/1/2021	5/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Escrow analysis completed in X/XXXX.
433764147	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433755633	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433759880	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower called for a copy of XXXX form, also confirmed no XXXX impact.
433763460	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765307	8/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761464	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754068	8/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753847	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433757858	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433759852	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower had a "separation of employment due to XXXX," and requested payment assistance in X/XXXX. Servicer informed borrower of the deferral option, and borrower requested an assistance review.
433754844	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX to make phone payment. Borrower advised payment was made after late charge date due to family illness.
433762233	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762406	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758087	7/1/2021	5/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762055	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764868	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758110	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, payment made via phone. Borrower confirmed that they were not impacted by XXXX.
433765379	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761989	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758227	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting insurance payment was mailed to carrier. No contact with borrower noted in contact history. Loan is current.
433754074	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755602	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433754839	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758942	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower disputed SSN and credit reporting in X/XXXX. Servicer corrected the reporting in X/XXXX.
433758213	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757998	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433765294	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/X/XXXX indicate borrower was not impacted by XXXX.
433761764	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762605	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762002	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower returned call to servicer that was made in error.
433756712	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433756587	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via phone payment system.
433756784	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower confirmed thru IVR system that they have not been impacted by XXXX on XX/XX/XXXX.
433758793	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, borrower called in to inquire about fees showing on the billing statement and stated that she will send a dispute for the late charge balance. Borrower was informed that the taxes and insurance increased causing the payment to go up. Loan is current.
433762536	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757834	9/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is paid ahead with payments made online, no contact with borrower noted.
433754624	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762577	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433764762	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759377	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754031	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433766030	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764503	8/1/2021	6/9/2021	BK	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer has loan in BK status; chapter and filing date were not provided.
433756967	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759530	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759057	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433761957	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower alerted servicer to a payment misapplication in X/XXXX; servicer had applied partial payment funds as a curtailment. Error was corrected in X/XXXX.
433756480	7/1/2021	6/2/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a phone payment in X/XXXX and in X/XXXX. Active BKXX noted.
433754461	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758718	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Payment made via phone on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower called to confirm that his payment went thru from the day before. Comments do not indicate servicer's response. Borrower confirmed that they were not impacted by XXXX.
433754048	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754071	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433764605	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433757167	9/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433754724	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753928	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757399	7/1/2021	6/3/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower is deceased. Unable to verify current occupancy.
433761017	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761216	8/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755063	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433760090	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Assumption package sent out on XX/XX/XXXX. Notes on XX/XX/XXXX indicate that the loan is being reviewed for an assumption. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433765974	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433762031	8/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759637	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, co-borrower scheduled a payment, also confirmed no XXXX impact.
433763576	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, indicating payment delay due to curtailment of income; borrower also confirmed no XXXX impact.
433755253	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433756278	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433756361	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754433	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower called wanting to know the principal balance and last payment made. The loan has remained current and the borrower appears to be cooperative. No indication of hardship or active loss mitigation workout activity.
433765253	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764547	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433762172	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763730	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754641	8/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753979	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/X/XXXX Borrower confirms they are not impacted by XXXX.
433761788	7/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX borrower called about loss mitigation offer she received. X/XX/XXXX borrower called about payment made in the branch.
433759091	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433753834	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757884	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433754958	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756247	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764668	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763495	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765430	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762951	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433763538	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433761446	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761845	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for past two months.
433764881	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433764023	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433753885	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433753851	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754399	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX. Insurance premium was mailed to carrier in X/XXXX.
433760202	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433756673	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, co-borrower scheduled a payment, also confirmed no XXXX impact.
433755172	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments, where borrower confirmed they were not impacted by XXXX. Loan has been current.
433760044	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759784	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433763782	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact via email on XX/XX/XXXX, borrower advised that the payment was returned due to incorrect account number being used. Borrower confirmed not impacted by XXXX.
433757044	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for past two months.
433758879	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433757893	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765696	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754219	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is paid ahead.
433759061	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower had NSF in May, replaced the payment in the same month. No mention of NSF in comments. XXXX payment was made on time. No contact attempt and no borrower contact is noted in the comments.
433756240	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754271	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433759534	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433760863	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX for phone payment. Borrower advised of income curtailment but is not sure that assistance is needed.
433764761	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762362	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433756508	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756745	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433756740	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433754419	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433758035	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765510	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on multiple occasions, most recently X/XX/XXXX, not impacted by XXXX. Requested to be contacted by email only on X/X/XXXX.
433765366	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower wanted to know if the previous FB would impact her ability to apply for a new loan and was advised that while on FB loan was reported as current to credit agencies with a special comment of FB that should not impact the credit and to speak with a loan officer.
433755239	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433756663	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758438	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for past two months.
433765644	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765867	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763402	7/1/2021	6/2/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, payment made via phone. Borrower confirmed that they have not been impacted by the XXXX. Per data tape, borrower in BK. Details of BK not noted.
433763473	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower filed complaint X/X/XXXX, alleging information in servicer's system is incorrect. Appears servicer verified information. Loan originated as investment.
433753913	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762043	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested a payoff quote through the IVR system in X/XXXX, and confirmed no impact from XXXX. Borrower asked whether the deferral amount would affect a refinance, as he was looking for a better interest rate and shorter amortization period. No contact in X/XXXX.
433755225	8/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433762228	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755175	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757383	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753874	8/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433761082	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755045	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761971	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757578	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433764485	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433758491	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433759566	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433754592	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433758797	7/1/2021	6/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower called in on X/XX/XX to request copies of documents from insurance claim and was advised to send in a letter of request for the documents. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.

PROPERTY: Notes in X/XXXX indicates that an insurance claim was filed for XXXX damage that occurred on XX/XX/XXXX and that the claim was re-classified as non-monitored, hence closing the claim. No details regarding claim amount or endorsement/release of funds and no details regarding repairs provided.
433755962	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433756539	9/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764940	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763338	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754817	8/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754443	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433764054	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756042	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays at the end of each month.
433758055	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764214	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX. Borrower does not want calls prior to end of grace period.
433756502	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payment made online.
433765405	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433753860	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761094	7/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Since X/X/XXXX comments indicate borrower not impacted by XXXX.
433759560	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758146	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online and confirmation of no XXXX impact, no contact with borrower noted.
433754838	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX to suspend recurring withdrawals, no hardship provided.
433765148	7/15/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760940	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757777	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433757618	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764662	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764379	9/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433760937	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX.
433755817	10/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No history provided. Loan has been current for past two months.
433765595	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433759854	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower paid through the IVR system in X/XXXX, and paid by phone payment in X/XXXX.
433754257	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: One contact X/XX/XXXX, borrower confirmed he is on ACH and there is no storm damage..
433764518	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433759885	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758728	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433756465	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower scheduled and payment, also confirmed no XXXX impact. Loan is paid ahead.
433756321	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433761445	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. BKX discharged X/XXXX.
433763140	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761676	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433755491	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433763634	9/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	ID	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, co-borrower called stating that the bank had informed them that the funds were processed from incorrect bank account for XXXXand was advised that there is $XXX in suspense, co- borrower requested to apply the funds to principal balance; also confirmed no XXXX impact. Loan is paid ahead.
433754412	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757007	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433765244	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower wanted to be set-up on automatic payments per notes on XX/XX/XXXX. Borrower requested a modification on XX/XX/XXXX, wanted to reduce the interest rate X%. As of XX/XX/XXXX, borrower stated she received a letter stating auto-payments were canceled. Last contact on XX/XX/XXXX, payoff requested. Borrower confirmed not impacted by XXXX.
433763926	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760968	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758828	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433764299	7/1/2021	6/16/2021	BK	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer shows loan in active BK status; chapter was not provided, filed in XXXX.
433763903	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763857	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754082	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762705	7/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760455	7/1/2021	6/10/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date. Account is performing, no contact noted.
433757628	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754365	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759399	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760077	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761570	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754036	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756345	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as an investment.
433761447	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765216	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754523	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765198	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764316	7/1/2021	6/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX regarding XXXX payment, promise kept to pay by end of month, no hardship noted.
433760673	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433765165	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765339	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433757339	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433766006	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433764855	8/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760183	8/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757622	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, borrower advised that payment increased due to rate increase. Payments made via online phone payment system.
433757255	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX, borrower stated on repayment plan, but servicer advised no and offered flex payment. Appears borrower made X partial payments in XXXX that were in suspense and they requested they be applied as payment for XXXXon X/XX/XXXX.
433760123	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764084	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payment made via IVR phone payment system on XX/XX/XXXX.
433754482	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting demand not sent due to loan on hold file, no details provided. No contact with borrower noted in contact history. Loan is current.
433762976	7/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753984	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754054	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433755794	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone payment system.
433765817	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763240	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762465	9/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762804	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433760357	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via Xrd party payment system.
433758448	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433762256	9/1/2021	5/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759440	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762038	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting an insurance return check was received from the insurance company for payment not due, funds sent to escrow.. Last contact was on X/XX/XX, borrower called stating that he received a prohibited title transfer letter because he sold some of his land to his brother but that parcel is not even included with the mortgage. Borrower was advised that this is an allowable transfer and a work order was submitted for the prohibited title transfer review to stop; noting even if the portion of the land was not part of the mortgage, since they are brothers, this is an allowable title transfer. Loan is current.
433761958	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764979	8/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764250	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as Xnd home.
433764124	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756403	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called in and requested a copy of the payment history for the past two years. Also indicated they are no longer impacted by the XXXX XXXX. The borrower appears to be cooperative. No recent indication of hardship or active loss mitigation workout activity.
433756826	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761992	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755432	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765929	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762393	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756310	8/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433756153	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754807	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower disabled autopay on X/XX/XXXX, no hardship provided. Borrower confirmed there is no ongoing XXXX impact, no further contact noted.
433764901	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting insurance renewal policy was received. No contact with borrower noted in contact history. Loan is current.
433761010	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759499	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754636	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called to get payoff on X/XX/XXXX.
433764689	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755745	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758894	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761222	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754920	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756534	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754561	9/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433759427	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433762591	9/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as an investment.
433756971	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433761281	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433762042	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433753977	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764412	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759780	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/X/XXXX indicate borrower not impacted by XXXX.
433762589	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763586	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Complaint was received on X/XX/XX, borrower had concerns with mini miranda and saved payment information, no additional details provided. Last contact was on X/XX/XX, borrower scheduled a payment.
433754608	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755652	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower called to confirm the XXXXpayment was received. The loan has remained current and the borrower appears to be cooperative. No indication of hardship or active loss mitigation workout activity.
433755585	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755055	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757575	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433761983	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433758736	7/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX borrower called about insurance claim. Comments end X/XX/XXXX.

PROPERTY: Authorized Xrd party called on X/X/XXXX, requesting final draw. Appears XXXX damage on X/X/XXXX and servicer does not have the funds, Xrd party was instructed to contact the insurance company. Unable to determine amount of damage or if repairs have been made as no inspection.
433759995	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433757537	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759383	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, payment made via phone.
433754350	8/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer corrected mailing address in X/XXXX.
433761913	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower's are divorced. Borrower's ex-wife was awarded the property in the settlement, and applied to assume the loan in X/XXXX. The application was denied due to insufficient/missing documentation showing legal transfer of the property to the ex-wife, and as a modification would also need to be approved. Ex-wife applied for modification in X/XXXX, RFD XXXX impact; she has also completed a BKX, filed in XXXX. Application was moved to underwriting on X/XX/XXXX.
433754554	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759586	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762115	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759500	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765877	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763238	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758401	7/1/2021	6/16/2021	BK	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, payment made via phone, and borrower confirmed not impacted by XXXX. Last contact on XX/XX/XXXX, payment made via phone and borrower confirmed that they represented by counsel. Per data tape, the borrower in BK. Notes on XX/XX/XXXX mention Trustee's Motion to Dismiss case but nothing further noted.
433761060	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Since X/XX/XXXX comments indicate borrower not impacted by XXXX.
433759224	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Borrower requested payoff X/XX/XXXX.
433757212	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for past two months.
433757828	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433758322	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761564	7/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433761592	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433762442	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754422	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759942	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433758088	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754886	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433756302	8/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments as of X/XX/XXXX indicate borrower has not been impacted by XXXX.
433765930	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX to request a payoff quote, no hardship is noted.
433757691	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, last contact X/XX/XXXX to change ACH withdrawal date.
433755726	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. No contact with borrower noted in contact history.
433754395	8/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757782	9/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762945	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Co-borrower made a phone payment in X/XXXX, and requested general loan information in X/XXXX.
433754633	8/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760656	8/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433758151	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments through IVR, no contact with borrower noted. Deferral partial claim process completed X/X/XXXX.
433755302	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433764706	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433754569	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433755074	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433758731	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762781	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759598	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one borrower contact on X/XX/XXXX for phone payment.
433754546	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433754571	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756025	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments through IVR, no contact with borrower noted.
433759833	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759701	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433758704	8/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758776	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433754953	7/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called in XX/XX/XXXX for the status of when loss draft funds would be mailed out. Servicer advised funds sent out on XX/XX/XXXX and that they would need to wait XX business days before they could place a stop payment on the check. Last contact on XX/XX/XXXX, payment made via phone and RFD provided as illness of borrower. However, illness not related to XXXX.

PROPERTY: Comments start on XX/XX/XXXX with servicer approving final draw, XXX% inspection noted as completed and final draw of $XXK mailed to borrower on XX/XX/XXXX. No details regarding DOL, COL or total claim amount provided.
433765266	7/1/2021	6/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower promised to pay online on X/XX/XXXX, and paid the following week. Borrower was waiting on a payday.
433754191	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765363	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765126	7/15/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433754105	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761265	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting loan was released from FC referral/special FB hold, no additional details provided. No contact with borrower noted in contact history. Loan is current.
433754381	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by phone.
433764679	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754100	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759117	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756686	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433760517	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755425	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting insurance policy reinstatement was received with no lapse in coverage. No contact with borrower noted in contact history. Loan is current.
433762170	7/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a payment in X/XXXX, but servicer applied funds as a curtailment, as amount was a partial (half) payment. Borrower asked servicer to reverse funds on X/XX/XXXX after she made another partial payment; servicer agreed.
433753891	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower paid XXXX payment after the late charge date, contact X/XX/XXXX to pay by phone. Borrower usually pays before late charge date and loan has been current for past two months.
433756229	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433765935	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761396	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433763399	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433766027	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755072	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted other than online payments. Loan has been current for past two months.
433765507	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433759562	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760398	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757658	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/X/XXXX, not impacted by XXXX.
433762499	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower called to verify the applied interest on X/X/XX and was advised that it was moved from suspense to principal; borrower also confirmed no XXXX impact.
433759503	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755322	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753846	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757276	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted. Loan has been current for past two months.
433754598	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755327	8/1/2021	5/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX. Originated as investment.
433755750	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753900	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760437	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763425	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760098	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763249	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. No contact with borrower noted in contact history.
433763026	9/1/2021	6/2/2021	BK	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments indicate loan is active in BK, details of the BK not noted.
433763854	8/1/2021	6/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433760058	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764377	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433754165	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.

PROPERTY: X/XX/XXXX Borrower requests at a branch to have a claim check endorsed for XXXX damages, DOL XX/XX/XXXX. No amounts or specifics are provided. No notes found indicating if/when all repairs were started/completed. X/XX/XXXX A claim report is pending.
433758040	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433756555	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433753842	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758155	7/1/2021	6/1/2021	BK	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed the due date on the account in X/XXXX; no other contact. Servicer shows loan in BK status; chapter and filing date were not provided.
433758495	7/1/2021	5/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX, loan is current. Last contact was on X/X/XX, borrower called in for deferral information, also confirmed no XXXX impact.
433753833	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX noting escrow analysis was completed. No contact with borrower noted in contact history. Loan is current.
433765683	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759602	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, the borrower called in but details of the call were not noted.
433763217	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433756097	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433765438	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765637	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757972	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made by phone, no contact with borrower noted.
433754552	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called to advise of getting a new debit card due to fraud and set up ach payments with new bank account info. The borrower appears to be cooperative. No indication of hardship or active loss mitigation workout activity.
433761311	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Coborrower inquired about assumption process to remove primary borrower from account, but would need assistance with closing costs. Servicer advised her to refinance, but she is unable to afford a payment increase.
433758697	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764027	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX for phone payment.
433755964	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754252	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754621	8/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is paid ahead.
433758974	8/1/2021	6/24/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments indicate borrower filed a BK XX, details of the BK not noted in comments. As of X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433761860	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756875	12/1/2022	6/11/2021	BKIT	XXXX	XXXX			Yes	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Active BKXX, filed in XXXX, as of start of comments in X/XXXX, this is a trustee pays all. Based on name on loan borrower is deceased.
433758290	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower called to schedule a payment. Loan is current.
433759382	7/1/2021	6/8/2021	BK	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted. Per seller data loan is active BK, unable to confirm case details.
433756952	7/8/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, not impacted by XXXX.
433762785	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433764650	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No history is included. Loan has been current for past two months.
433760093	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761449	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761966	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433760142	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754452	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Borrower requested payoff X/XX/XXXX. Servicer notes borrower not impacted by XXXX.
433757815	8/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433758248	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower makes bi-monthly partial payments.
433758379	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433760003	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433754253	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433755181	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759758	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754696	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433754077	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/X/XXXX indicate borrower was not impacted by XXXX.
433754047	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433763418	9/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433765429	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764186	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754132	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433760248	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760541	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433765338	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per notes on XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX, borrower declined repayment plan via IVR system.
433753911	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433757829	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a phone payment in X/XXXX. No further contact.
433761369	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433762716	8/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754773	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433758655	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757429	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761205	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting borrower scheduled a payment and felt disrespected with the treatment she received by a customer servicer representative. The phone conversation was reviewed and it was determined that the borrower was not disrespected; apologized for borrower's frustration. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.
433754296	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433761766	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX. Originated as Xnd home.
433758878	8/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757513	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763528	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762457	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433763013	8/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760154	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754476	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760190	8/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763160	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: XXXX pmt was NSF on X/X/XXXX was made up the same day. XXXXand XXXX pmts were both made on the last day of the month. Contact with borrower on X/XX/XXXX to discuss NSF pmt but no RFD captured. System does note that borrower has not been impacted by XXXX. Loan is now due X/X/XXXX.
433762815	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called in to make a one time payment by phone. No further details noted. The borrower appears to be cooperative. No indication of hardship or active loss mitigation workout activity.
433755010	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments as of X/XX/XXXX indicate borrower not impacted by XXXX.
433754275	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757994	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754336	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759028	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758262	10/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, not impacted by XXXX.
433758325	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433762840	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433763827	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/X/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433761503	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756333	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX to confirm homeowner policy changes were completed.
433763383	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762889	7/1/2021	6/9/2021	BK	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer shows loan in BK status; chapter and filing date were not provided.
433761640	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755309	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433755859	7/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower called in regarding ach cancellation and renewed auto pay. The borrower appears to be cooperative. No indication of hardship or active loss mitigation workout activity.
433760117	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433754685	8/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756597	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433765898	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754307	8/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX borrower called for payoff statement.
433764582	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one borrower contact X/X/XXXX for phone payment.
433759338	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Payment made via phone on XX/XX/XXXX. Notes on XX/XX/XXXX indicate that the borrower has not been impacted by XXXX. Payment made via phone on XX/XX/XXXX. Borrower disputing a $XXXX fee per notes on XX/XX/XXXX.Notes on XX/XX/XXXX, servicer indicates that the fee was due to a prior FC and publication of sale. No further details were provided.
433765348	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower wanted to add her son to the account in X/XXXX; servicer advised borrower to refinance, or complete an assumption package. Borrower has confirmed no impact from XXXX.
433762341	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. Last contact was on X/XX/XX,co- borrower scheduled a payment. Loan is current.
433761090	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a phone payment in X/XXXX. Dialer attempts started in mid-XXXX; no contact until borrower called on X/XX/XXXX to schedule another phone payment for the last day of the month.
433754093	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754039	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433758624	8/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761434	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757999	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433757058	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433761373	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. Last contact was on X/X/XX, borrower scheduled a payment. Loan is current.
433763607	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the phone pay system.
433761652	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759589	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower not impacted by XXXX.
433757067	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433763087	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757571	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759750	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756884	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433762152	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754848	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760604	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower noted on XX/XX/XXXX as not impacted by XXXX. Last contact on XX/XX/XXXX, borrower called for update on status of claim check, was advised check noted as received but will take XX-XX days to be processed.

PROPERTY: Borrower submitted an insurance check for endorsement in X/XXXX, iao $XX,XXX for water damages on unknown DOL. Servicer confirmed receipt of the check on X/XX/XXXX. Condition of property is unknown.
433757613	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433762243	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system.
433764697	8/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755212	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433758825	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ID	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX inquiry about insurance premium, borrower is contemplating a change in carriers.
433763373	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Third-party called in on XX/XX/XXXX to get fax number to send in authorization from the borrower so she could get information on the loan. Payoff request also sent in on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower advised that he got a bill for hazard premium; servicer provided fax number to fax in bill. Borrower verified not impacted by XXXX.
433757345	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested paperless statements on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower advised that request for paperless statements was submitted.
433763589	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759196	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also opted out of FB/no longer interested.
433759437	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757645	8/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755265	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762184	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759650	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754028	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433763551	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764803	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower making payments by phone.
433755764	9/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433765676	7/1/2021	5/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756963	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764033	9/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower called to confirm that loan was set up for autopay on the first of each month.
433764110	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754216	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760026	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755367	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765018	8/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made two separate phone payments in X/XXXX. The X/XXXX payment was made through the IVR system. Loan is paid ahead.
433756907	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, payoff figures viewed/spoken, no statement generated (inquiry only).
433758538	9/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757707	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760177	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754818	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433758297	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433765845	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754087	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753929	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756876	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433763194	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433753867	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433760934	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433765143	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765830	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760883	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757672	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower promised payment, which was kept and stated RFD was curtailment of income.
433761099	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760412	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433755323	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433764130	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755246	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765101	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower pays near the last day of the month but loan is now next due X/X/XXXX. Despite efforts, no contact with borrower is noted. RFD unknown.
433760561	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764824	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433763435	7/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760469	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX. Loan is paid ahead.
433760480	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433764949	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, borrower requested information on the loan. Servicer advised that she was on a FB plan and that per notes in XX/XXXX she called in advising that she would like help making payments. Borrower stated she was in the hospital and never spoke to anyone this year at the servicer. Stated someone was impersonating her. Servicer notes opening a fraud claim. Borrower did state she need assistance. As of XX/XX/XXXX, borrower stated she was a victim of identity theft and she never requested a FB plan. Stated she is unemployed but has been making payments. Requested that any and all plans be canceled. Nothing further mentioned about identity theft or fraud claim.
433763075	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, the credit dispute reviewed. Exact details of dispute not noted. Only contact on XX/XX/XXXX, payment made via phone. RFD provided as excessive obligations.
433755034	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433764966	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone payment.
433757411	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Several unsuccessful attempts to contact borrower are recorded. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433760601	8/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763960	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433756462	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758505	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759593	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433765966	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758840	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757935	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759429	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755107	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761500	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Minimal contact is noted; it appears that the borrower requested payoff on X/XX/XX, payoff figures viewed/spoken, no statement generated; also discussed refinancing with another lender. No further details.
433760790	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: BKXX was discharged when history began in X/XXXX; filing date not available. File appears to have been in FC when BK was filed as file was released to FC after BK was discharged. Borrower called in on X/X/XX (last contact) to make a payment and was very dissatisfied about the loan being in FC, stating that she paid off her debt and is up to date with her payments. FC file was closed/removed on X/X/XX. Loan is current.
433754406	8/1/2021	6/23/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower XXXXbe deceased as loan is being referred to as the estate of borrower, executor of the estate is unknown. Last contact was on X/XX/XX, customer scheduled a payment, also confirmed no XXXX impact. Loan is paid ahead.
433761548	7/1/2021	6/24/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Several notes are recorded showing wire payments being made from the estate of XXXX. No contact with borrower noted in contact history.
433758723	7/1/2021	6/2/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower was not impacted by XXXX.
433755581	7/1/2021	6/15/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Borrower is deceased. Unable to verify current occupancy.
433754979	7/1/2021	6/14/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased. No contact with any third party. Unable to verify current occupancy.
433755160	8/1/2021	6/24/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate customer not impacted by XXXX. Comments starting X/XX/XXXX indicate borrower is deceased, date of death not noted.
433763925	9/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765072	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764655	7/1/2021	6/14/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments indicate borrower is deceased, date of death unknown.
433754543	7/1/2021	6/16/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	DC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased. No contact with any third party. Unable to verify current occupancy.
433764701	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per notes on XX/XX/XXXX, borrower not impacted by the XXXX.
433762214	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433759376	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754732	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is paid ahead.
433757367	8/1/2021	6/14/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased, DOD in XXXX, personal representative deed was filed in X/XXXX. On X/X/XXXX SII confirmed no XXXX impact. Loan is now current.
433764553	8/1/2021	6/1/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Borrower is deceased; unable to verify current occupancy. Loan is paid ahead.
433756560	9/1/2021	6/15/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Based on the name on the loan the borrower is deceased.
433757839	8/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433753925	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756044	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758255	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764176	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755685	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765926	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763468	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433756748	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433759666	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called about an insurance discrepancy letter he received in X/XXXX. Servicer requested a copy of the policy, borrower would ask carrier to send the XXXXpage. Borrower pays through the IVR system, and confirmed no impact from XXXX.
433765636	8/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764498	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765556	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433756628	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payment made online.
433754714	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759636	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433758405	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433766024	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754044	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433758598	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433755123	7/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments through IVR, no contact with borrower noted.
433761887	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433760230	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	RI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433760618	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755896	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433761000	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower stated that they've been affected by XXXX but able to make the monthly payments and declined FB. Last contact was on X/XX/XX, borrower stated that they do not want to add the FB program to their account. Loan is current.
433759590	7/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower stated does not get paid until the Xrd of the month. X/XX/XXXX borrower did not get paid until the Xth and thought his daughter had set up the payment for the XXth, was received on the XXth.
433760831	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433763258	7/1/2021	5/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758313	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433758965	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756904	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433756726	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754715	8/1/2021	5/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a double payment by phone in X/XXXX, and confirmed no impact from XXXX. Loan is paid ahead.
433760000	7/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433765886	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX, borrower hung up prior to interpreter joining the call, no other call details noted.
433762822	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765980	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761691	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX, mail being returned. No contact with borrower noted in contact history.
433756175	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower was not impacted by XXXX.
433763290	7/1/2021	5/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433760567	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433756187	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433763487	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433764187	8/1/2021	6/21/2021	BK	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Authorized Xrd party called in on XX/XX/XXXX to make a payment with a credit card, servicer advised that they do not accept credit cards. Last contact on XX/XX/XXXX, authorized Xrd party called to make a payment via phone. Third party confirmed that the borrower was not impacted by the XXXX. Per data tape, borrower is in BK. Details of BK are not noted.
433760319	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX with inquiry about insurance renewal premium.
433765940	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433753916	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755692	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting assistance options not solicited due to BK status. Borrower called on X/XX/XX (last contact) wanting to know about the BK disclaimer and was advised due to having this loan included in the BKX she filed; also wanted to discuss refinancing and was advised will transfer to Resolution department. No further details. Loan is current.
433762334	7/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, payment made via phone. Borrower confirmed that they were not impacted by XXXX.
433754517	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested to speak with a representative on XX/XX/XXXX to get basic account information. Borrower advised they were not impacted by XXXX. Third-party requested a payoff on XX/XX/XXXX.
433765415	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, confirmed no XXXX impact and appears to also have requested a payoff. Payoff statement was faxed to a Xrd party on X/XX/XX, no additional details provided.
433765034	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and confirmed no impact from XXXX in X/XXXX and in X/XXXX.
433759112	7/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system.
433763346	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761734	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765475	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433763732	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758734	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with borrower was in X/XXXX regarding HOI payment, borrower thought servicer had overpaid the insurance company but it was paid correctly. Borrower called in X/X/XXXX to schedule a payment for X/XX/XXXX and was advised about the late fee but told not reported to CBR as late. Borrower called again X/XX/XXXX to ask about ACH and refinancing. Loan has been paid ahead or current for past two months.
433763695	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764568	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433765496	7/5/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX to request suspense funds applied to escrow.
433763442	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433759328	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763270	8/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as an investment.
433760497	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower scheduled a phone payment in X/XXXX. No other contact.
433753935	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433753942	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433764513	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757530	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763153	7/1/2021	6/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called in on XX/XX/XXXX to make sure payment was set-up to draft on XX/XX/XXXX. Servicer confirmed payment was set-up. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.

PROPERTY: Per notes on XX/XX/XXXX, an insurance claim check was received in the amount of $X,XXX.XX, due to a broken pipe in the basement which caused sewage back-up. Check received on XX/XX/XXXX for endorsement. Current status of claim and home are not noted.
433758937	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as Xnd home.
433757555	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763714	8/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759294	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower had problem making payment on line, payment was returned as incorrect bank information.
433760187	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433760696	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757484	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433759600	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762202	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433754640	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433759147	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755915	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762817	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762179	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433761527	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754695	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433761321	8/1/2021	6/23/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is active BK per seller data, chapter and case details unknown. No contact with borrower noted.
433758947	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/X/XXXX, not impacted by XXXX.
433764821	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765976	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765975	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764416	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower submitted a written request to remove the PMI on the account in X/XXXX; request was denied, as borrower had late payments between X/XXXX and X/XXXX. Borrower was advised to reapply after making the X/XXXX payment. Borrower verified auto-draft payments were active in X/XXXX.
433755800	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759567	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760687	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower inquired on having one late fee waived on the loan; fee waived.
433758569	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments as of X/X/XXXX indicate borrower is not impacted by XXXX.
433763227	7/1/2021	5/26/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Active BKXX as of start of comments in X/XXXX. No borrower contact.
433761653	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761384	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433764256	7/1/2021	6/7/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments indicate there is an active BK XX, no further details noted.
433757053	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433754278	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433756870	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the authorized party called to set up a payment over the phone but the account information was not saved. Said would call back with the information. The notes show the borrower usually pays via the servicer's IVR The borrower has been in frequent contact and appears to be cooperative. No indication of hardship or active loss mitigation workout activity.
433763822	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with monthly contact for phone payments, last contact X/XX/XXXX.
433755223	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower making payments by XXXX.
433754202	7/1/2021	6/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.

PROPERTY: The notes indicate the property's garage has been condemned and declared a public nuisance. The inspection occurred on X/XX/XXXX. The disrepair has resulted in a violation and the county has filed a nuisance lawsuit due to the condemned garage. The notes indicate a joint stipulation is being filed and the borrower has provided a letter that indicated intent to repair the garage, but has been unable due to spouses poor health. However they intend to make the repairs and the servicer is monitoring for repairs and further updates. No indication of an insurance claim being filed.
433755846	8/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754971	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on multiple occasions, not impacted by XXXX, most recently on X/X/XXXX. X/X/XXXX borrower was having trouble making on-line payment.
433755056	9/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755466	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433760268	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753998	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for past two months.
433761083	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755642	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757582	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433762826	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754020	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433758722	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433762299	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757298	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433757418	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433754119	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433760682	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754516	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433763572	9/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433763710	8/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433755509	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433757051	8/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758186	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact history provided. Loan has been current for past two months.
433756668	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760121	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433766018	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758095	7/1/2021	6/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Co-borrower confirmed both borrowers are unemployed in X/XXXX. Co-borrower asked servicer to accept unemployment debit cards as payment tender; servicer response is unknown. Borrower made a phone payment in late X/XXXX.
433754007	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756803	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755856	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764888	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761785	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX borrower called for payoff statement and then on X/XX/XXXX cancelled auto draft payments.
433755658	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per notes on XX/XX/XXXX and XX/XX/XXXX, borrower not impacted by XXXX. Payments made via online payment system.
433761912	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756895	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759497	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433757311	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762638	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765169	7/15/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763441	8/1/2021	6/29/2021	BK	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per data tape and notes on XX/XX/XXXX borrower is in BK. Details of BK not noted.
433755891	8/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761442	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, borrower called in wanting to know why they received an email stating payment was due and was advised to disregard the email as payment posted; borrower also confirmed no XXXX impact.
433755338	8/1/2021	6/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.

PROPERTY: The notes indicate the servicer has been following up on repairs and checking on when the borrower would be ready for an inspection. It appears an insurance claim was previously filed and repairs are in progress. Unable to determine details of the damage, cause, insurance proceeds, or date of loss.
433755824	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current.
433754158	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower paid through the IVR system in X/XXXX, and made a phone payment in X/XXXX. No further contact.
433760383	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433763848	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Appears borrower was on deferral FB as claim funds were processed on X/X/XXXX. No contact with borrower noted in contact history.
433765997	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765758	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433762766	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.

PROPERTY: Insurance proceeds iao $XXXX were endorsed and released X/XX/XXXX for XXXX damage DOL X/X/XXXX, claim is non-monitored, repair status unknown.
433759704	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757616	10/1/2021	6/1/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date, occupancy unknown. Account is performing, no contact noted.
433760101	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755312	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433763979	7/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a website payment in X/XXXX that was NSF, unable to locate account. Borrower reinstated the payment the following week. No further contact. Borrower also paid through the website in X/XXXX, and confirmed no impact from XXXX.
433759317	8/1/2021	6/9/2021	BKIT	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, reconciliation completed X/X/XXXX after Trustee filed a Notice of Final Cure. Answer period expired X/XX/XXXX, discharge order is pending. No contact with borrower noted.
433757909	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761323	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted. Loan has been current for past two months.
433757142	8/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433754590	9/1/2021	6/29/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower is contractually paid ahead. Servicer has loan in BK status; chapter and filing date were not provided.
433753869	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765128	7/15/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433760005	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758621	8/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433763293	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433758251	10/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754829	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762752	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower scheduled a payment, also confirmed no XXXX impact. Loan is current.
433762400	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433762212	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754339	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754386	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765759	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower requested a password reset through the website in X/XXXX.
433759183	7/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a phone payment in X/XXXX; borrower paid at the end of the month due to a family member illness.
433759110	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone pay system.
433758197	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765918	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433755832	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433765695	7/1/2021	6/20/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760152	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762295	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	ND	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433761389	7/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433763977	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756218	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XXXX, borrower scheduled a payment.
433763164	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759594	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762674	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower called on X/X/XX for payment inquiry and was advised payment was applied to the principal, borrower requested for the payment to be applied towards the XXXXpayment and process the additional to escrow since payment went up due to escrow shortage, also confirmed no XXXX impact. Misapplication reversal was completed on X/X/XX. Borrower also called on X/X/XX to check status of email sent regarding escrow, call appears to have been transferred to the escrow department. Last contact was on X/XX/XX. borrower scheduled a payment. Loan is paid ahead.
433754335	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433759470	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433756488	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/X/XXXX indicate borrower was not impacted by XXXX.
433757420	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433754504	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower makes payments via Xrd party phone payment system.
433756288	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433756331	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760459	7/1/2021	6/7/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower XXXXbe deceased, loan is being referenced as the estate of borrower, no additional details provided. No contact with borrower noted in contact history. Loan is current.
433758378	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on numerous occasions not impacted by XXXX, most recently on X/XX/XXXX.
433755184	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433757512	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433764953	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, borrower called to set-up recurring payments.
433763615	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762292	8/1/2021	6/28/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead, in active BKXX; filing date not available. Minimal contact is noted; borrower called on X/XX/XX to schedule a payment.
433761053	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433754126	7/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755990	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759098	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433764486	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761752	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764835	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762346	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433757771	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761789	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757997	7/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Co-borrower called in for payment inquiry on X/XX/XX and again on X/XX/XX (last contact) expressing dissatisfaction due to the collection calls they receive on a monthly basis, stating that calls should only be made after the end of the month and was advised that a call was made early in the month and throughout to make sure that the customers don't incur late fees and also to avoid their credits to be impacted. Loan is current.
433760540	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433762414	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower called about increase in payment, which was due to escrow.
433757090	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754780	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted. Property is non-owner occupied per mailing address.
433759609	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756664	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760906	7/1/2021	5/26/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761350	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by phone.
433761208	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754237	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758179	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761086	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested a new assumption packet X/XX/XXXX to have ex-spouse removed from loan. Missing docs letter sent X/XX/XXXX, borrower called X/XX/XXXX for clarification of items needed.
433766010	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759782	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433764441	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763531	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764317	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758751	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	HI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. During an IVR payment, borrower confirmed no impact from XXXX.
433756143	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756088	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433754065	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764599	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760838	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower declined automated loss mitigation offer on X/X/XXXX.
433761300	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, co-borrower scheduled a payment, also confirmed no XXXX impact.
433764974	7/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact with authorized third party X/XX/XXXX to request a principal curtailment of $XXXX moved to suspense, no hardship is noted.
433765286	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433757963	7/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433756815	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754266	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754988	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower on X/XX/XXXX confirms borrower hasn't been impacted by XXXX. Borrower applied for an assumption on X/X/XXXX but it isn't apparent if any decision has been documented. Borrower stated property is non owner occupied. Loan is current.
433760847	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433758730	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made by phone, no contact with borrower noted.
433764646	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433759802	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433754042	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755334	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762827	8/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433760352	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763165	7/1/2021	5/28/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current in active BKXX (filed in XXXX). In response to the XXXX, (per XXXX), loan has been placed on XXXX hold for FC related activities as of X/XXXX. No contact with borrower noted in contact history.
433763145	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433764972	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754083	8/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower called to inquire about escrow, call was transferred to customer service. No further details.

PROPERTY: The borrower spoke with the insurance processing center on X/XX/XXXX stating that he was calling to file a claim because the roof is leaking and there is mold in the room. COL, claim amount and status of repairs not specified.
433758057	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted. Deferral partial claim process was completed X/X/XXXX, terms unknown.
433754053	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757598	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. Last contact was on X/X/XX, borrower scheduled a payment. Loan is current.
433754160	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764707	7/1/2021	6/10/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments indicate borrower is deceased, date of death not noted.
433755841	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payment made via IVR phone pay system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433757390	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764671	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756272	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754718	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764983	8/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761730	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762729	8/1/2021	6/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the phone pay system.
433760272	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764434	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433755471	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763065	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/X/XXXX Borrower confirms they are not impacted by XXXX.
433761131	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made the XXXX payment after the late charge date. Didn't respond to servicer efforts to reach them, RFD unknown. Loan is now current.
433758925	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is paid ahead.
433754779	7/1/2021	5/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760849	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433762116	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan modified in X/XXXX, X payments since boarded. No contact with borrower noted in contact history.
433758606	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online. Borrower called X/X/XXXX to confirm X/X/XXXX withdrawal was changed to X/XX/XXXX, no hardship noted.
433759229	8/1/2021	1/1/1900	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is a paid ahead BKXX, case details unknown. No contact with borrower noted.
433761893	7/1/2021	5/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment. Insurance policy was received on X/XX/XX, payment will be made through the daily wire process.
433758583	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759931	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower verified the payment of taxes in X/XXXX, and set up a phone payment in X/XXXX. Borrower also asked if servicer insured title of the property in X/XXXX; servicer advised borrower to contact the local county.
433761972	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower declined auto-draft payments in X/XXXX. Borrower pays through the IVR system.
433761481	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758881	1/1/2022	6/1/2021	BK	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BK per seller data, chapter and case details unknown. No contact with borrower noted.
433759365	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has declined adding a FB program to the account. Loan is paid ahead.
433759050	7/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433760016	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761141	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433756549	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758667	9/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433763323	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433755884	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761507	7/1/2021	5/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/X/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433762646	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764681	7/1/2021	6/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact with borrower related to possible property damage.

PROPERTY: X/X/XXXX borrower called for insurance information, stated XXXXbe damage to roof. No information as to DOL, COL or amount of damage.
433764691	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433764975	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756443	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433757547	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757922	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765691	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted. Tax sale was redeemed X/XX/XXXX for XXXX delinquent taxes iao $XXX.
433763839	8/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting insurance payment was mailed to confirmed carrier. No contact with borrower noted in contact history. Loan is paid ahead.
433753843	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762787	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433765553	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433755021	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433758778	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759902	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower declined automated loss mitigation offer on X/XX/XXXX and X/XX/XXXX.
433765028	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Claim filed with XXXX and funds posted in X/XXXX. No contact with borrower noted in contact history.
433757115	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433757353	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, last contact X/X/XXXX for phone payment.
433757359	8/1/2021	6/30/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX An unauthorized party reports the borrower is deceased, they report they are not affected by XXXX. X/XX/XXXX A death certificate is received. X/XX/XXXX A refund is being discussed with the EOE.
433754704	7/1/2021	5/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764906	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433763214	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Servicer notes X/XX/XXXX borrower not impacted by XXXX. Borrower requested copy of note X/XX/XXXX.
433762444	7/1/2021	5/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760333	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433753902	8/1/2021	5/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current.
433759343	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761411	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761272	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762396	7/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, borrower called to set-up autopay to draft on the XXth of each month. Borrower wanted to know why the payment was not drafted per notes on XX/XX/XXXX; servicer response not noted but payment made via phone. RFD provided as excessive obligations.
433761430	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765119	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765017	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761136	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762777	10/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755728	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433761348	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX for assistance with phone payment due to system difficulties.
433762776	9/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758509	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765006	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the authorized third party called in with concerns that she made a double payment on the account. Was advised to send in a bank statement showing the double payment and wiring instructions. The notes show the requested information was not provided and the case was closed. The loan has remained current. No indication of hardship or active loss mitigation workout activity.
433762144	8/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.

PROPERTY: Property loss notes in X/XXXX noting per pended claim review: closing monitored pended claim, once claim funds are received, claim will reopen. Date of loss and cause of loss not available. No details regarding damage or repairs provided.
433762183	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757110	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757381	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No history provided. Loan has been current for past two months.
433754006	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Borrower inquired about possible refinance X/XX/XXXX.
433754705	9/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760279	7/1/2021	6/10/2021	BK	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan in active BK, filing date, chapter and case # not available. Borrower scheduled a payment on X/X/XX and confirmed no XXXX impact. Last contact was on X/X/XX, borrower scheduled a payment, also requested UPB amount which was provided; borrower was advised that the UPB is not the payoff and would need to request payoff in writing, borrower declined payoff request.
433760088	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759533	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433759866	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXXX and X/XX/XXXX borrower is not impacted by XXXX.
433763629	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Most comments are regarding online payments. On X/X/XXXX borrower called in and natural disaster is noted but that homeowner was not affected. Loan has been current.
433764845	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Minimal contact is noted; borrower scheduled a payment on X/X/XX. Loan is paid ahead.
433754782	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Insurance premium was mailed to the carrier in X/XXXX.
433762418	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433765082	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753844	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761797	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765856	7/1/2021	6/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX to acknowledge receipt of payment.
433757069	10/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433760049	7/1/2021	5/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting insurance policy was received; insurance payment was mailed to confirmed carrier on X/X/XX. No contact with borrower noted in contact history. Loan is current.
433758503	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433765998	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433756737	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754142	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761761	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756642	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433759373	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433755386	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754384	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760644	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762886	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755771	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433764375	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433758953	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX A payoff quote is requested. No other contact with borrower noted in contact history.
433755286	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755594	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764907	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX.
433761162	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433758231	7/1/2021	5/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX. Insurance premium was mailed to carrier in X/XXXX.
433755247	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433754845	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757933	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower reported an additional claim check for property loss. Loan is paid ahead.

PROPERTY: Notes in X/XXXX indicates that a claim was filed for sewer back up that occurred on X/XX/XXXX and the borrower called to report that they received additional claim funds iao $X,XXX. The claim check was received on X/XX/XXXX and has been endorsed and released to the borrowers as of X/XX/XXXX. No details regarding repairs provided.
433757498	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433757932	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757371	8/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755761	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower declined loss mitigation via on line.
433762194	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433760951	9/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753957	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433761739	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761969	8/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting borrower called questioning the lack of reporting to the credit bureaus following his BK and was advised unable to report on the loan due to no reaffirmation. Loan is paid ahead.
433765196	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by XXXX.
433754298	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433754572	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760304	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761266	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764654	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765673	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting that the borrowers son called to make a payment with debit card belonging to borrowers and was advised of the process and procedures relating to payments, was also advised of other options available and if he will be handling the account going forward that he will need to be obtain a form of authorization. Last contact was on X/XX/XX, borrower called to scheduled a payment, also enrolled in recurring withdrawal. Loan is current.
433765989	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433757310	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called to see if could help with a different account and was advised they could only help with their website, The loan has remained current, no indication of hardship or active loss mitigation workout activity.
433762064	7/1/2021	6/1/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: BKXX was filed X/X/XXXX. Account is performing, last contact X/X/XXXX for phone payment.
433764673	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433754937	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433765449	7/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433763853	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762227	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755207	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763254	7/1/2021	5/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the unauthorized third party called to make sure the payment was received. The notes indicate the borrowers are deceased and the unauthorized third party is an unconfirmed successor in interest appointed as executor of the estate. The loan has remained current and no further contact noted. No indication of active loss mitigation workout activity.
433764019	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433761576	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755907	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760979	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower on X/X/XXXX inquired about another possible MOD, servicer advised need a workout packet. Unable to determine date of prior MOD. Servicer received workout packet on X/XX/XXXX, as of X/XX/XXXX MOD denied as borrower can afford payments. Last contact X/XX/XXXX borrower was advised of MOD denial. No RFD noted.
433756351	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower has not been impacted by XXXX.
433757688	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756063	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433761736	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761429	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756915	8/1/2021	5/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Co-borrower asked about refinancing in X/XXXX; servicer advised her to contact an originator. In X/XXXX, co-borrower asked servicer to remove borrower's name from the account. Borrowers are divorced, co-borrower was awarded property. Servicer advised borrower to complete an assumption, and borrower confirmed no impact from XXXX. Servicer mailed an assumption package to the property address. Loan is paid ahead.
433762097	9/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower makes bi-monthly payments, and one of the partial payments was NSF in X/XXXX; however, loan is paid ahead.
433756492	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and again on X/XX/XXXX, not impacted by XXXX.
433763956	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756824	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764889	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433755578	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764618	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433758570	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433760678	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764185	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as an investment.
433760531	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. No contact with borrower noted in contact history.
433765174	8/15/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764409	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759235	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754182	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, payment made via phone, and borrower not impacted by XXXX. RFD provided as excessive obligations. Last contact on XX/XX/XXXX, payment made via phone and provided RFD as had to have dental procedures.
433755182	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment; declined to add FB to their account, no additional details provided.
433758458	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759480	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433765499	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759209	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761210	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763544	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433759023	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.

PROPERTY: Claim check received X/XX/XXXX iao $X,XXX for XXXX damage, released immediately and non-monitored claim is closed. Supplemental claim proceeds of $X,XXX and $XX were authorized for direct payment to borrower. Status of damages or repairs is unknown.
433760987	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433759013	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433761513	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758399	8/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433758528	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433755615	7/1/2021	5/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower scheduled payment, also confirmed no XXXX impact. Loan is current.
433763535	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433758752	7/1/2021	5/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and again on X/XX/XXXX that they were not impacted by XXXX.
433758371	7/1/2021	6/17/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan is active BK per seller data, chapter and case details unknown. Account is performing, no contact with borrower noted.
433760263	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763467	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments on X/X/XXXX indicate servicer received a written dispute over payments applied in XXXX. Appears issue was resolved same day. No borrower contact noted.
433755388	7/1/2021	5/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comment on X/XX/XXXX reference prior BK. Per Seller data, BKX was filed on XX/XX/XXXX, discharged on XXXX/XXXX, case number was not provided.
433762818	8/1/2021	6/30/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Payment made via phone on XX/XX/XXXX and XX/XX/XXXX. Per data tape, borrower in BK. Details of BK not noted.
433754403	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754089	8/1/2021	5/19/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755088	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433761794	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433764261	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765100	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759626	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757443	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759726	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764376	7/1/2021	6/17/2021	BK	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current in active BK; filing date, chapter and case number not available. Investor requested XXXX hold to suspend FC related activities per XXXX, in response to the XXXX. Last contact was on X/XX/XX, borrower scheduled a payment.
433756972	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759051	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433762373	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764968	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433763949	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433762273	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimal contact with borrower. No FC, BK or loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment, no other details provided.
433757250	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433754890	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433760251	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762688	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761514	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753947	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433756226	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as a Xnd home.
433754893	7/1/2021	5/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761738	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Appears borrower was on FB plan, partial claim processed on X/XX/XXXX. No contact with borrower noted in contact history.
433760280	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433759724	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX for phone payment.
433765257	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone pay system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433755082	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433758351	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made XXXXand XXXX payments online. Loan is current, no contact with borrower is noted in the comments. Investment property.
433761377	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757477	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433754501	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is paid ahead.
433765079	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433757079	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433754355	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755753	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/XX/XXXX, not impacted by XXXX.
433762029	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765486	7/14/2021	6/14/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made X payments in X/XXXX to bring loan current. Active BKXX filed in XXXX. No borrower contact.
433762229	9/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754033	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX to confirm flex pay setup.
433761986	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764957	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433764071	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system.
433760527	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433757448	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762163	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758281	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754670	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date. Account is performing with payments made online, no contact with co-borrower noted.
433764633	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433756756	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754279	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765609	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433760399	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755350	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760792	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756188	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/X/XXXX borrower not impacted by XXXX.
433757361	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765272	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755094	7/1/2021	5/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Primary borrower is deceased on unknown date. Account is performing, one contact X/X/XXXX to request payment reversed and applied to curtailment and set up flex pay for X/X/XXXX.
433758439	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754726	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433765592	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via online payment system.
433764849	7/15/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433754478	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as a Xnd home.
433754743	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433764815	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755662	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/X/XXXX indicate borrower was not impacted by XXXX.
433754270	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755634	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433755867	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433760075	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764656	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433757822	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called to make a payment over the phone. The borrower appears to be cooperative and the loan has remained current since that time. No indication of hardship or active loss mitigation workout activity.
433756811	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755344	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433754541	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower not impacted by XXXX.
433761802	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433755447	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759540	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433760810	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754615	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755721	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765946	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called and agreed to make a payment over the phone. Provided a RFD due to excessive obligations, Also requested an escrow analysis. The borrower appears to be cooperative. No indication of active loss mitigation workout activity.
433765654	9/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762977	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754274	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower called to schedule a payment. Loan is current.
433758019	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765362	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763546	7/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433754387	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433757542	7/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, last contact X/XX/XXXX for phone payment.
433763569	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759069	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433757978	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762162	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760096	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. NSF was processed on X/X/XX. Borrower called in on X/X/XX wanting to know about a letter she received stating her auto pay was stopped and was advised that she would need to speak with the bank on why the payment was returned. Borrower confirmed no XXXX impact on X/XX/XX. Last contact was on X/XX/XX, borrower stated that she is on auto pay and is getting calls to pay, borrower was advised of late fees on the loan. Loan is current.
433760083	10/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is paid ahead, no contact with borrower noted.
433756374	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, last contact X/XX/XXXX for phone payment.
433765921	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764660	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761647	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755567	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433760956	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433760834	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765968	9/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759182	8/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762306	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433755698	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433756075	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763021	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755755	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756407	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762509	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased; unable to verify current occupancy. Estate pays through the IVR system, and has confirmed no impact from XXXX.
433755665	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763698	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting insurance group policy was received and payment will be made through daily wire process. No contact with borrower noted in contact history. Loan is paid ahead.
433756082	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755994	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called about LPI flood coverage in X/XXXX; the HOI included XXXX, XXXX and XXXX. Borrower changed insurance coverage in X/XXXX, and included flood in the HOI coverage. Loan is paid ahead.
433754359	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower declined automated loss mitigation offer on X/X/XXXX and X/XX/XXXX.
433763472	7/1/2021	6/23/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Active BKXX filed in XXXX. X/XX/XXXX, borrower called as payment had not been adjusted after escrow shortage had been paid.
433764051	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact is noted other than online payment activity. Loan is current.
433765843	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433755731	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762325	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433764350	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: In X/X/XXXX comments a PS Deed that needed to be executed, but appears to be resolved as of X/XX/XXXX. No details provided and no contact with borrower. Originated as Xnd home.
433759396	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433762023	8/1/2021	6/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower sent in a payment iao $XXXK in XXXX thinking that it would lower the monthly payment by $XK but then requested a refund once he found out that was not the case. The borrower was offered a recast agreement to lower the monthly payment but declined the plan. The borrower became frustrated due to the delay in the reversal of funds and stated on X/XX/XX that it was impacting his health and expressed that the delay may have been due to his race and that he did not appreciate how he was treated; also confirmed no XXXX impact. It was explained to the borrower that the refund was pending management approval. Last contact was on X/XX/XX, borrower called in to say thank you, and that he received the refund. Loan is paid ahead.

433761745	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower making payments by phone.
433754728	8/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758842	7/1/2021	6/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower called to schedule a payment. Loan is current.

PROPERTY: Notes in X/XXXX indicates that an insurance claim was filed and was approved to be closed with XX% inspection. Final draw iao $XX,XXX payable to borrower was mailed on X/X/XXXX. Date of loss and cause of loss not available. No details regarding damage.
433761169	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433754238	8/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760710	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called requested payoff statement X/XX/XXXX. Originated as investment.
433753884	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758954	8/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761615	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760229	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433757134	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower gave a promise to pay in X/XXXX, and made a phone payment in X/XXXX.
433754491	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765152	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760800	8/1/2021	6/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower.

PROPERTY: Borrower filed an insurance claim for unknown DOL and damages. Claim is not monitored. Funds iao $X,XXX were received in X/XXXX; check was endorsed and released to borrower on X/XX/XXXX. Unable to verify current property condition.
433763129	7/1/2021	6/9/2021	BK	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer shows loan in BK status; chapter and filing date were not provided.
433760917	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755791	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as an investment.
433755124	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact history provided. Loan has been current for past two months.
433762487	7/1/2021	5/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433762404	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761195	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763947	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433757534	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758318	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757495	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755620	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433765402	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433764085	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763024	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for past two months.
433755502	9/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	ID	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760185	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433759775	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754593	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754611	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower requested payoff through website and the payoff statement was faxed to the borrower; no additional details provided. Loan is current.
433755373	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433756429	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756497	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan originated as an investment.
433764764	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and had confirmed no impact from XXXX.
433761007	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763660	8/1/2021	6/30/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with any party noted in contact history. Borrower is deceased. Unable to verify current occupancy.
433762833	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765959	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759798	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754057	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754220	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758956	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754037	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433763288	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763943	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and confirmed no impact from XXXX.
433763474	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762534	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Co-borrower made a phone payment in X/XXXX. No other contact.
433764938	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433754002	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, payment made via phone.
433757084	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757531	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433757516	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433761385	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433762225	8/1/2021	6/10/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date. Last contact X/XX/XXXX from potential SII with questions regarding probate process and request for balance due. Property is occupied, SII intends to assume loan.
433754629	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754106	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754380	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755534	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Insurance premium was mailed to carrier in X/XXXX.
433755549	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756151	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758477	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761489	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on multiple occasions not impacted by XXXX, most recently on X/XX/XXXX.
433764063	7/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR. One contact X/X/XXXX with inquiry about loan investor.
433764012	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763731	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433763733	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762239	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as an investment.
433755845	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754660	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433754906	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433759574	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760802	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433758958	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433756185	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433763938	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433755035	7/1/2021	5/26/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433759258	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, not impacted by XXXX.
433755310	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, not impacted by XXXX.
433754473	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755044	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764865	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433762983	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755115	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. No contact with borrower noted in contact history.
433760072	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754657	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433757968	8/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433759901	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755676	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments via online payment system on XX/XX/XXXX and XX/XX/XXXX.
433759357	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/X/XXXX comments indicate borrower was not impacted by XXXX.
433754349	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760140	7/1/2021	6/2/2021	BKIT	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Active BKXX as of start of comments in X/XXXX. Trustee was filing motion regarding wage attachment at that time. Trustee filed motion to deem current X/XX/XXXX. BK still active.
433763049	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. No contact with borrower noted in contact history.
433760672	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762611	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments are made via IVR phone payment system. Per notes on XX/XX/XXXX, the borrower not impacted by XXXX.
433757596	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433756309	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762427	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764198	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762096	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433762849	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756131	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762518	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757638	7/1/2021	5/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/X/XXXX indicate borrower was not impacted by XXXX..
433763025	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX Borrower confirms they are not impacted by XXXX. No other contact with borrower is noted.
433764893	7/15/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower set up recurring withdrawal.
433764898	7/15/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower had an NSF payment in X/XXXX, but borrower reinstated the payment two days later. The following week, borrower set up auto-draft payments, beginning with the X/XXXX payment.
433764914	7/15/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, NSF was processed however, borrower was able to replace the payment. Last contact was on X/XX/XX, borrower enrolled in monthly recurring withdrawal.
433764892	7/15/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower had an NSF payment in X/XXXX, but reinstated the payment two days later, then set up auto-draft payments to begin with the X/XXXX payment.
433764894	8/15/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower has recently set up automatic payments.
433757553	8/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433764724	7/15/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759738	7/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433761255	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760298	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower gave a promise to pay at a branch in X/XXXX. No further contact.
433759425	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX.
433765459	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed not impacted by XXXX on X/XX/XXXX and X/XX/XXXX.
433761351	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433759569	8/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760536	8/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762386	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433753968	7/1/2021	6/23/2021	BK	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Active BK as of start of comments in X/XXXX, no details provided. No borrower contact.
433761028	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by phone.
433762838	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754261	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759388	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758065	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433757533	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757410	7/1/2021	1/1/1900	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761872	9/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755623	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762996	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756785	9/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754379	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753976	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759957	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762095	8/1/2021	6/20/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765572	7/1/2021	6/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX, loan is current. Last contact was on X/XX/XX, borrower confirmed no XXXX impact.

PROPERTY: Borrower's spouse stated in X/XXXX that their insurance was cancelled due to Roof, and advised there is nothing wrong with the roof and currently shopping for a new insurance and will forward the declaration page once available.
433754741	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763146	8/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX payoff was requested. Last contact was on X/XX/XX, noting payoff figures viewed/spoken, no statement generated, borrower keeping the property. Loan is paid ahead.
433761019	8/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433766029	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX with questions about a tax bill.
433760668	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760692	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted. Loan has been current for past two months.
433757772	8/1/2021	6/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower requested loan documents on X/XX/XX. Last contact was on X/XX/XX, borrower called for credit reporting inquiry. Loan is paid ahead. The borrower called on X/XX/XXXX to discuss a balance iao $XXX showing on her credit report stating that the Lien is from the servicer the loan was acquired from. The borrower further explained that she has been dealing with this issue for years and that there was a dispute she made when the loan transferred to the servicer. A resolution was confirmed on X/XX/XXXX, noting that the credit reporting team advised a zero balance was correctly reported for the prior servicer after the servicer transfer, and the borrower was advised that a courtesy correction was sent to the credit reporting agencies and will reflect a $X balance.

433754559	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760116	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX
433763522	7/1/2021	6/9/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments indicate there is an active BK XX, details of the BK are not noted in comments.
433762265	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433759839	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764885	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764275	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760218	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433759937	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower has confirmed on multiple times not impacted by XXXX, most recently on X/X/XXXX.
433755189	7/1/2021	6/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.

PROPERTY: Building code compliance letter received dated X/XX/XXXX for trimming, amount due $XXX.XX. Inspection X/XX/XXXX confirmed property is occupied. Violation notes fine, utd if fine has been paid.

433760348	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433755218	8/1/2021	6/18/2021	BK13	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a phone payment in X/XXXX, and confirmed no impact from XXXX. No further contact, loan is contractually paid ahead. Active chapter XX case, filing date and case number was not provided

433754209	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756105	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764725	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754764	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758090	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433761245	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754223	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX to cancel ACH, borrower will be paying by mail and had questions about CBR reporting.
433759256	7/1/2021	6/2/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is BK per seller data, chapter and case details unknown. No contact with borrower noted.
433764699	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower asked about a payment increase in X/XXXX; increase was due to an escrow analysis. Notes also mention a prior discharged BKX without reaffirmation, but don't provide details. Borrower also confirmed no impact from XXXX.
433756225	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757467	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower scheduled a payment, also confirmed no XXXX impact. Loan is current.
433760596	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760955	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433761654	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753886	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754303	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433756622	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with borrower on X/X/XXXX was administrative. Borrower has indicated they have note been impacted by XXXX. Loan is current.
433755763	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433764698	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX. Loan is paid ahead.
433758713	8/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, co-borrower called in to request the XXXX billing statement, also called in on X/XX/XX requesting the XXXX, XXXXand XXXX billing statements and requested for the billing statements to be send by mail to the mailing address on a monthly basis. Last contact was on X/XX/XX, Xrd party called in to make a payment and requested for the additional funds to go towards the principal; also confirmed no XXXX impact. Loan is paid ahead.
433759575	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433763701	7/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower has confirmed on multiple occasions not impacted by XXXX. Most recently on X/XX/XXXX. Borrower requested payoff statement on X/XX/XXXX.
433754060	7/1/2021	5/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761905	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763773	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433762443	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758461	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765515	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433756130	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited borrower contact noted. Borrower called to make payment X/XX/XXXX and X/XX/XXXX. Borrower is making payments by XXXX. Servicer notes X/XX/XXXX and X/XX/XXXX borrower is not impacted by XXXX.
433762891	8/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.

PROPERTY: XXXX damage on X/XX/XXXX, check in the amount of $X,XXX.XX received by servicer. Check endorsed and returned by borrower. Unable to determine if work completed or if this was the full amount of the claim.
433764723	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX.
433759616	8/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759932	7/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Since X/XX/XXXX comments indicate borrower not impacted by XXXX.
433755314	10/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by XXXX.
433757456	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433764057	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756239	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754338	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433757126	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a phone payment in X/XXXX, and confirmed no impact from XXXX in X/XXXX. Loan is paid ahead.
433761599	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433762079	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757275	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762062	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433758347	7/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755979	7/1/2021	6/7/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, case details unknown. No contact with borrower noted.
433755777	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as an investment.
433762737	8/1/2021	6/9/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, case details unknown. No contact with borrower noted.
433765681	7/1/2021	5/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX.
433762268	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433757720	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757881	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX noting insurance payment was mailed to confirmed carrier. No contact with borrower noted in contact history. Loan is current.
433760658	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761842	8/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433760250	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/X/XXXX, not impacted by XXXX.
433756537	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433757132	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as a Xnd home.
433757430	8/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765879	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757538	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted other than online payments. Loan has been current for past two months.
433765033	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758899	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one borrower contact X/X/XXXX. Borrower is upset to get collection calls prior to end of grace period, no hardship noted.
433758712	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433758702	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757837	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433763010	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, borrower called to verify payment amount and added she XXXXpay extra to the principal. Borrower also confirmed that she was not impacted by the XXXX.
433760414	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758352	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757163	7/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433754772	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested modification to reduce the interest rate and stated that they were not impacted by XXXX. Last contact on XX/XX/XXXX, the borrower requested help resetting the online password.
433761873	7/1/2021	5/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Active BKXX as of start of comments in X/XXXX. Trustee was filing completion of plan and BK was discharged X/XX/XXXX. X/XX/XXXX borrower confirmed not impacted by XXXX. Confirmed again on X/XX/XXXX.
433762022	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433766000	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754747	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by XXXX. Servicer notes X/XX/XXXX and X/XX/XXXX borrower no impacted by XXXX.
433762173	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433755177	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted. Loan has been current for past two months.
433762821	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762033	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765491	6/13/2021	5/10/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date. One contact noted X/XX/XXXX, SII confirmed property is owner occupied. Promise was not kept to make payment on X/XX/XXXX, no hardship provided.
433761596	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX regarding delinquent property taxes for non-escrowed account. Borrower stated she will pay them on X/X/XXXX.
433766008	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, Xrd party scheduled a payment.
433753953	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754936	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761302	8/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762547	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433762403	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting insurance policy was received and premium will be made through daily wire process. Last contact was on X/XX/XX, borrower scheduled a payment.
433760488	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758447	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433760290	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759820	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433761188	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433758209	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760942	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer updated mailing address in X/XXXX.
433757341	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX to request XXXX XXXX form.
433758574	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called regarding a name change and requested copy of the marriage certificate in order to change the name, The borrower appears to be cooperative and the loan has remained current. No indication of hardship or active loss mitigation workout activity.
433760532	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433757173	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower making payments by XXXX.
433761814	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433756080	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762843	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754332	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by phone.
433763273	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433763349	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433765118	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765467	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433754864	7/1/2021	6/22/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Active BKXX filed in XXXX. No contact with borrower noted in contact history.
433762180	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433754580	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on multiple occasions, not impacted by XXXX, most recently on X/XX/XXXX.
433754494	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759192	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433760157	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760015	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433764719	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: In X/XXXX, borrower said his son lives in the property and makes the monthly payments. Borrower's son wanted auto-draft payments, but servicer declined as the son wasn't a borrower on the loan. Servicer recommended a bill pay option through the son's bank.
433756022	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower confirmed no XXXX impact. No contact with borrower noted in contact history. Loan is current.
433758174	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433758963	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433760462	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764388	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower verified a scheduled payment in X/XXXX. No further contact.
433760097	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, the borrower not impacted by the XXXX. Payment made via phone on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower promised to make a payment by end of grace period. Payment made online on XX/XX/XXXX.
433758267	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762596	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Primary borrower is deceased on unknown date. Account is performing, no contact with coborrower noted.
433754389	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433759071	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757931	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433764065	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Co-borrower requested a verbal payoff figure in X/XXXX; no other contact.
433765965	8/1/2021	6/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765577	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433754092	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755121	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433762630	9/1/2021	6/30/2021	BK	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is contractually paid ahead. Servicer shows loan in BK status; chapter and filing date were not provided.
433763311	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754297	9/1/2021	5/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760247	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433765780	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763786	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433763305	8/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756234	8/1/2021	6/24/2021	BK	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made two separate phone payments in X/XXXX, and verified the mailing address. Loan is paid ahead. Servicer shows account in active BK, chapter, case number and filing date were not provided.

433754489	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433758000	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765605	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/X/XXXX Borrower confirms they are not impacted by XXXX.
433761597	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433763141	8/1/2021	6/3/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, case details unknown. Amended plan has been filed, confirmation hearing X/XX/XXXX. No contact with borrower noted.
433758738	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433761780	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower has not been impacted by XXXX.
433760436	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755381	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756885	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765485	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765202	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower has been noted other than online payments. Loan has been current for past two months.
433764686	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact history provided. Loan has been current for the past two months.
433754078	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755501	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758098	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758854	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433757780	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756922	7/1/2021	6/9/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased. Servicer attempts to call the successor-in-interest in X/XXXX, but was unable to reach any party. Payments were made through the IVR system. Unable to verify current occupancy.
433762839	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/X/XXXX comments indicate borrower not impacted by XXXX.
433764378	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762936	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757104	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765000	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759699	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765249	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for past two months.
433761144	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD borrower illness, but no impact from XXXX. Borrower paid by phone in X/XXXX and in X/XXXX.
433762794	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact with borrower on X/XX/XXXX with questions about her statement.
433755690	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433755400	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753901	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761577	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433760300	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765953	9/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754518	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760578	8/1/2021	6/21/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased; unable to verify current occupancy. Payments are made through the website.
433754212	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. A third party requested a payoff quote in X/XXXX.
433760465	7/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR.
433757296	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758117	9/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433763974	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower has confirmed on multiple occasions not impacted by XXXX, most recently on X/XX/XXXX.

PROPERTY: X/XX/XXXX Insurance claim funds in the amount of $XX,XXX, which comments state are supplemental funds. Unable to determine date of claim, type or amount of damage. Also appears there was litigation to settle the insurance claim. Unable to determine any details or if work has been completed.
433765672	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759278	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754285	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433765751	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433754676	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760328	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755850	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting insurance payment was mailed to confirmed carrier. No contact with borrower noted in contact history. Loan is current.
433760646	7/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759445	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433756233	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Notes on XX/XX/XXXX indicate that the borrower was not impacted by XXXX.
433757716	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761200	8/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433765838	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759624	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower making payments by phone.
433756365	7/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762773	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower called on X/XX/XX stating that he received a tax bill and was advised taxes have been paid as of X/XX/XX. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact. Loan is current.
433759129	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433762663	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755838	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower has confirmed on multiple occasions not impacted by XXXX, most recently on X/XX/XXXX. X/XX/XXXX borrower called with general questions about balance owing.
433753893	7/1/2021	6/1/2021	BK7	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current in active BKX, filing date and case # not available. BK appears to be in the process of being discharged as it was noted on X/XX/XX that the trustee has reviewed the final account and distribution report certification and the estate has been fully administered and application to be discharged; and the trustee does not object to the relief requested. No contact with borrower noted in contact history.
433756307	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	RI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as Xnd home.
433756057	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments through IVR, no contact with borrower noted.
433753946	7/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755560	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757073	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433757992	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754166	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433760162	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760989	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433762519	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433763919	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433764034	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762474	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763617	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a payment via phone per notes on XX/XX/XXXX and confirmed that they were not impacted by the XXXX. Last contact on XX/XX/XXXX, payment made via phone.
433755112	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433757878	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433760806	7/1/2021	5/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760492	7/1/2021	6/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.

PROPERTY: X/XX/XXXX Notes reference a claim check IAO $X,XXX for a non-monitored claim. No specifics are provided. No notes found indicating if/when all repairs were started/completed.
433762121	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433759585	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756078	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments through IVR, no contact with borrower noted.
433765983	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763524	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX
433764677	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Co-borrower requested a hardship letter to be sent via email in X/XXXX; reason for request is unknown. Servicer emailed both a hardship letter and a pension letter. No further contact.
433756786	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/X/XXXX, not impacted by XXXX.
433761080	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433754553	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758287	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759306	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX to request a payoff quote..
433759208	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764389	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433759048	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433764260	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433762594	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact with borrower was to make payment by phone, last contact X/X/XXXX. Borrower confirmed no XXXX impact. Loan has been current.
433761400	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. No significant notes on the loan. No contact with borrower noted in contact history.
433757168	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754062	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433756319	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759638	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757559	7/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764211	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762352	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433762824	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765725	8/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754081	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761238	7/1/2021	5/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433757403	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	RI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433760736	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433754798	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433764828	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433763005	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433754851	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433754120	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX Borrower calls in to pay a late fee, they confirm they are not impacted by XXXX.
433755420	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433762964	7/1/2021	6/21/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed payment receipt in X/XXXX, and also confirmed no impact from XXXX. Active BKXX noted, filing date and case number not provided.
433764537	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765927	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761353	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765961	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.

PROPERTY: Claim proceeds iao $X,XXX.XX were released to borrower X/XX/XXXX and non-monitored claim was closed. No further details provided about damages or repairs.
433765367	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762419	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761029	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760761	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433753972	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754435	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433756087	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower not impacted by XXXX.
433761746	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433760533	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760901	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755852	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments through IVR, no contact with borrower noted.
433756161	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433757764	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower pays each month through phone pay. Co-borrower cancelled a scheduled payment in X/XXXX, but then called two days later to reinstate the payment for the same day, on X/XX/XXXX.
433761178	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed no impact from XXXX in X/XXXX.
433764462	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756031	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433755064	7/1/2021	5/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433762568	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, borrower called in to inquire about the billing statement, also confirmed no XXXX impact. Misapplication reversal was completed on X/X/XX. Loan is current.
433755523	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433763327	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433757490	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765111	8/15/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting loan has been released from FC referral, special FB referral hold. No contact with borrower noted in contact history. Loan is paid ahead.
433765323	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433761962	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead. Borrower pays through the website.
433754017	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765243	9/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756705	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759549	9/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759332	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433756592	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764588	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433759413	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755723	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762966	7/1/2021	6/3/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Authorized spouse made a phone payment in X/XXXX and in X/XXXX, and confirmed no impact from XXXX. Active BKXX noted, filing date and case number was not provided
433764552	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433754737	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433758047	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756503	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as investment.
433758430	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764714	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757733	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower called in on X/XX/XX to check the status of the document she send and was advised that the insurance cancellation notice was dated X/XX/XX and a document is needed dated after the cancellation; insurance agent advised that the policy has been reinstated and was also advised to provide the document needed to update the account. Insurance fax was received on X/X/XX. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.
433761682	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754441	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757921	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761517	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433754806	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433759623	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762112	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433765044	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754612	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433754789	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted other than online payments. Loan has been current for past two months.
433759621	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433765364	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763635	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by XXXX.
433762508	7/1/2021	5/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756835	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762261	8/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761530	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754630	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755116	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX for phone payment.
433758886	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on multiple occasion not impacted by XXXX, most recently on X/XX/XXXX.
433763396	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759341	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756829	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/X/XXXX not impacted by XXXX.
433760256	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a payment X/XX/XXXX (eff date) that was NSF on X/X/XXXX. No contact attempts are documented in X/XXXX when XXXXpayment was missed. When payment was NSF borrower called in X/X/XXXX to schedule another payment on X/X/XXXX and again X/XX/XXXX, no RFD was captured but borrower confirmed they are not impacted by XXXX. No further contact with borrower re XXXX payment which was paid X/XX/XXXX as scheduled.
433759481	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433758356	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756523	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433759867	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower inquired about the increase in payment and was advised insurance and taxes went up (escrow shortage), borrower also confirmed no XXXX impact. Loan is current.
433755516	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754019	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433755758	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763331	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433763340	7/1/2021	6/2/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer has loan in BK status; unable to verify chapter and filing date.
433753878	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433756759	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760641	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433764572	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759381	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433758206	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower called in response to a follow up letter he received in regard to insurance claim; also advised that the co-borrower is deceased (date of death is unknown).

PROPERTY: Loss draft check iao $XX,XXX was received in X/XXXX for damage that occurred in XXXX. Borrower stated that the repairs have been completed for a year at this point and that he did some of the repairs himself and agreed to an inspection. The Inspection was cancelled as it was determined that the loan was current at the time the loss was reported. It appears that the claim check was endorsed and mailed to the borrower via UPS on X/XX/XXXX.
433759406	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756486	7/1/2021	5/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Unauthorized daughter called on behalf of mother X/XX/XXXX with questions about filing a claim for roof issues, no further contact is noted.

PROPERTY: Claim has been filed for XXXX damage DOL X/XX/XXXX, claim total $XX,XXX.XX. First draw iao $XX,XXX sent to borrower X/X/XXXX, status of repairs unknown.
433760321	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764294	7/1/2021	6/16/2021	BK	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loaded data indicates loan active in BK, comments provide no details of the BK.
433755684	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761859	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763231	9/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758207	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762835	9/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433760474	7/1/2021	6/2/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the authorized third party called to inquire about an assumption and what XXXXbe needed for that. Said had already sent in the probate documents. The loan has remained current with payments usually paid via the servicer's IVR. No indication of active loss mitigation workout activity.
433759489	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433761692	7/1/2021	5/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433758118	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761061	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433765588	9/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754190	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755551	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ID	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Appears servicer does not have a good number for the borrower.
433758028	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764858	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment a payment, also confirmed no XXXX impact.
433755743	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759151	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Xrd party requested copy of Mod agreement X/X/XXXX. Xrd party requested copy of insurance X/X/XXXX. Borrower requested billing statement X/XX/XXXX; requested online access. Servicer notes X/X/XXXX, X/X/XXXX, X/XX/XXXX, X/X/XXXX and X/XX/XXXX borrower is not impacted by XXXX.
433761672	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433757634	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the phone pay system. Loan is paid ahead.
433756840	8/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, borrower provided best contact phone number.

PROPERTY: Per notes on XX/XX/XXXX, draw check in the amount of $XXX,XXX.XX sent to the borrower. Unable to determine the current condition of the subject or type of damage that occurred.
433754720	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755739	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433757866	8/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765354	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764192	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757404	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is paid ahead.
433759222	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433757413	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756571	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765056	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX. Insurance premium was mailed to carrier in X/XXXX.
433759359	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower has not been impacted by XXXX.
433758966	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754447	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433764987	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759875	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764785	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757775	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX regarding escrow change.
433763611	7/1/2021	5/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payment made IVR phone payment system on XX/XX/XXXX.
433755537	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower asked servicer to remove the escrow line in X/XXXX; line was removed two weeks later. No further contact.
433764018	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested payoff or financing information in X/XXXX; call details were not provided.
433760041	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765252	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433758169	7/1/2021	6/2/2021	CURR	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, X/X/XXXX and X/XX/XXXX, not impacted by XXXX. Based on comment on X/X/XXXX the borrower is deceased.

PROPERTY: X/X/XXXX email with borrower regarding documentation relating to loss draft. No information as to amount, DOL, COL repair status or date of claim.
433765590	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765899	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted. Mail has been returned since X/X/XXXX for bad address, no update to occupancy or mailing address are noted.
433754032	11/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid several months ahead.
433759529	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761641	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756313	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765394	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower has not been impacted by XXXX.
433758355	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX comments reference BK, which does not appear to be active. No contact with borrower noted in contact history.
433757355	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764663	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433756232	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757518	7/1/2021	6/15/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower passed away in X/XXXX, borrower's wife is the potential successor in interest; stated on X/XX/XX that she would send in the death certificate and that her intention is to assume to the loan. Borrower's wife also advised that she has a will that shows her ownership interest in the property. Intent is to keep the property as a primary residence.
433760487	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433763911	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX noting insurance payment was mailed to confirmed carrier. No contact with borrower noted in contact history. Loan is current.
433761760	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. A third party requested a payoff quote in X/XXXX.
433756384	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758586	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433765092	7/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433758805	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: XXXX incentive applied in X/XXXX. Authorized spouse asked about an escrow refund in X/XXXX.
433765770	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433756754	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433757821	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433756169	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433755022	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact history provided. Loan has been current for two months.
433756406	8/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433761147	7/5/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX for phone payment.
433756958	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433761341	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433758136	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted. Borrower confirmed online X/X/XXXX that there is no ongoing XXXX impact.
433763044	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433764345	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per notes on XX/XX/XXXX, borrower not impacted by XXXX. Payments made via phone payment system.
433760144	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761678	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/X/XXXX. Borrower refused to discuss account and disconnected call.
433755499	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/X/XXXX Borrower confirms they are not impacted by XXXX.
433754503	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760598	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433761907	7/1/2021	5/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/X/XXXX indicate borrower not impacted by XXXX.
433764425	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763300	7/1/2021	5/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433761604	9/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753876	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower tried to pay with a debit card in X/XXXX, then called back later the same day and paid through the IVR system. No further contact.
433754539	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone pay system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433763552	9/1/2021	6/9/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with borrower contact regarding insurance proceeds, last contact X/X/XXXX. Per seller data loan is active BK, unable to confirm case details.

PROPERTY: Claim was filed for XXXX damage to roof, DOL X/XXXXXX. Servicer endorsed and released check iao $XX,XXX on X/XX/XXXX for unmonitored claim, status of repairs unknown.
433754221	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759550	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756160	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764798	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755648	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, not impacted by XXXX.
433765040	7/1/2021	6/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting loan was released from FC referral hold and placed on special FB referral hold, no additional details. No contact with borrower noted in contact history. Loan is current.

433758456	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433758340	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433758628	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested general account information in X/XXXX. Loan is paid ahead.
433757787	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433760178	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, outbound call to the borrower who agreed to make a payment by phone. The borrower appears to be cooperative and usually pays via the servicer's website. No indication of hardship or active loss mitigation workout activity.
433755511	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757923	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754148	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763588	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433758996	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433760476	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433756891	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755353	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754923	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower paid near the end of the month for XXXXand XXXX. No contact with borrower until X/XX/XXXX when they paid XXXX by phone but no RFD captured. Borrower confirmed not impacted by XXXX. Loan is now current.
433765500	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433756814	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433762681	7/1/2021	6/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760384	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433760789	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called about a delinquent school tax payment in X/XXXX; servicer verified the taxes were sent, and ordered a new escrow analysis that month after adding the school taxes to the escrow line.
433761439	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433758443	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433757070	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for past two months.
433765377	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433762461	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765221	8/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760845	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433760446	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower called to request information about the lender placed insurance policy. No further details were noted and the loan has remained current. No indication of hardship or active loss mitigation workout activity.
433761820	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765734	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433763358	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762011	9/1/2021	6/25/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a payment made on XX/XX/XXXX and confirmed that they were not impacted by the XXXX. Last contact on XX/XX/XXXX, payment made via phone by borrower's attorney. Per notes on XX/XX/XXXX and data tape, borrower is in BK. No further details of BK noted.
433765360	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760778	8/1/2021	6/11/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, the borrower is in BK. Details of BK not provided. Only contact on XX/XX/XXXX, to make a payment to pay the escrow shortage.
433765587	9/1/2021	6/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower confirmed not impacted by XXXX.

PROPERTY: Comment on X/XX/XXXX references reaching out to carrier to determine status of claim check, unable to determine if this relates to property damage. No further information.
433762066	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757087	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX for phone payment.
433764455	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762743	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764024	8/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX state borrower not impacted by XXXX.
433764247	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759777	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Several unsuccessful attempts to contact borrower are recorded. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433763575	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX.
433761333	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments through IVR, no contact with borrower noted.
433755306	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756744	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765798	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433753951	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR or online, no contact with borrower noted.
433765108	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754232	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756472	8/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763669	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433765633	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763747	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, not impacted by XXXX.
433761719	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762040	9/1/2021	6/30/2021	BK	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called to make a payment by phone. No further details noted. The borrower appears to be cooperative, No indication of hardship or active loss mitigation workout activity. The notes show the loan is active in bankruptcy. Unable to determine the chapter filed, case #, or dates.
433759924	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755321	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433757441	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761967	8/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754410	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: As of X/XX/XXXX servicer did not have a good mailing address for the borrower.
433760001	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761502	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433753830	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753949	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759340	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761901	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433762090	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433755911	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762837	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433765820	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433755498	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433764195	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/X/XXXX comments indicate borrower was not impacted by XXXX.
433761632	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system.
433762550	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757886	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower called in for payment inquiry. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.
433762424	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763837	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433764675	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756866	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756834	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761187	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is paid ahead.
433765035	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433754783	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754109	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting borrower called to schedule a one time payment. Loan is current.
433765938	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as Xnd home.
433764770	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755603	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower wanted to know why servicer has not paid the homeowner's insurance. Servicer advised that they did pay it but did not note the details. Borrower confirmed that they were not impacted by XXXX. However, notes on XX/XX/XXXX show that the prior insurance payment was canceled and reissued. Last contact on XX/XX/XXXX, borrower called to pay escrow shortage via phone.
433763893	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760713	9/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762437	8/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755710	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower makes payments via IVR phone payment system. Per notes on XX/XX/XXXX, borrower not impacted by the XXXX.
433765480	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The loan is current and the notes indicate payments are usually paid via the servicer's IVR.
433755154	8/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754162	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759976	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433761227	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755294	8/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Borrower is deceased (pay history notes as "estate.") Co-borrower remains on the account.
433754927	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764857	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433758745	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower called stating that the insurance policy is still active and payment is needed and was advised that insurance was updated and payment was made in XXXX; borrower also confirmed no XXXX impact. Insurance cancellation was received on X/XX/XX and reinstatement was received X/X/XX. Loan is current.
433755680	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763623	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXXX and X/X/XXXX borrower not impacted by XXXX.
433754654	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower verified payment receipt in X/XXXX, and set up a flex payment for the following month. Borrower also confirmed no impact from XXXX.
433754008	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764586	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754902	7/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower confirmed via IVR that they have not been impacted by XXXX on XX/XX/XXXX.
433756134	8/1/2021	6/30/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting all mortgagors required for breach were validated, no additional details provided. Data indicates loan is in active BK, filing date, chapter and case number not available. No contact with borrower noted in contact history. Loan is paid ahead.
433757360	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/X/XXXX comments indicate borrower not impacted by XXXX.
433764787	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433759442	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433764367	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as an investment.
433757038	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759552	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed no impact from XXXX in X/XXXX, and pays through the IVR system.
433755326	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested escrow information in X/XXXX. No further contact.
433756629	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted. Borrower made the last two payments almost XX days late but there has been no attempt to contact the borrower documented.
433757695	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758148	8/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755711	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433763672	9/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754969	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX; borrower scheduled a payment on X/XX/XX. Last contact was on X/X/XX, it appears that the borrower is wanting to refinance with the servicer noting payoff figures viewed/spoken, no statement generated, no further details. Loan is current.
433754108	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433762772	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433760076	7/1/2021	6/8/2021	BK	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current, in active BK; filing date, chapter and case number not available. No contact with borrower noted in contact history.

PROPERTY: A call was received from a branch office on X/X/XXXX in reference to branch endorsement approval request for claim checks iao $XX,XXX and $XX,XXX for XXXX damage that occurred on XX/X/XXXX. Claim was initially classified as monitored but was re-classified as non-monitored. It appears that the claim funds were endorsed and released to the borrower. No details regarding repairs provided.
433765022	7/15/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433758472	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754604	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower set up auto-draft payments in X/XXXX, but a payment was returned NSF due to an error with XXXX removing account numbers. Servicer corrected the error in the same month. Borrower confirmed no impact from XXXX. No further contact.
433761840	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433763798	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758540	8/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761673	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433762039	8/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764667	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762848	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758489	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as an investment.
433759826	9/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower has confirmed on numerous occasions not impacted by XXXX, most recently on X/XX/XXXX. Originated as investment.
433762761	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433759421	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433765076	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXXX and X/XX/XXXX borrower is not impacted by XXXX.
433754819	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Despite efforts no contact with borrower, RFD unknown. The XXXXpayment was made X/XX/XXXX (effective dated from X/X/XXXX). Borrower paid XXXX online before LC date and advised online that they are not impacted by XXXX. Loan is now current.
433763842	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762937	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX borrower called about removing MI. Comments end on X/X/XXXX.
433761864	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755104	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756631	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower not impacted by XXXX.
433759719	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765978	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433755342	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753912	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower making payments by phone.
433757926	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is paid ahead.
433760470	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433757944	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower pays timely but after late charge date and is unhappy with collection calls, last contact X/XX/XXXX. No hardship noted.
433755524	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted. Property is non-owner occupied per mailing address.
433763643	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433754418	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433763923	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433764863	7/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting that per the addendum to the note, a reduction in the margin would be applied if certain conditions were met. The loan boarded with the reduction margin but it was changed in error; an adjustment has been made to correct the error. Minimal contact is noted; borrower called for loan information on X/XX/XX. Loan is current.
433761025	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762333	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433764315	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764431	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761744	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, payment made via phone.
433756158	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759342	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761512	7/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX for phone payment. Borrower advised payment was made after late charge date due to paying other bills.
433759315	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433756669	7/1/2021	6/1/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments indicate there is an active BK, comments do not provide any details of the BK.
433764182	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763628	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763224	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762200	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433755675	9/1/2021	6/9/2021	BK	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is in BK per seller data, no case information provided, chapter unknown. Borrower pays timely, no contact noted.
433755127	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, co-borrower requested that the borrower's name be removed from the loan due to divorce. Stated he is no longer on the deed. Servicer advised that she would to fill out an assumption package. Nothing further mentioned.
433758350	8/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765585	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754458	7/1/2021	6/1/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Both borrowers are deceased. A potential successor-in-interest (not authorized on the account) has made monthly phone payments. The third party applied for successor-in-interest approval in X/XXXX. Unable to verify current occupancy.
433758129	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763900	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	HI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764795	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757594	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764254	11/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761829	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761033	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756678	7/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433753850	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765250	8/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765186	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted other than online payments. Loan has been current for the past two months.
433765952	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433760069	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a payment through the website in X/XXXX, and confirmed no impact from XXXX. In X/XXXX, borrower requested a copy of the pay history and a past modification from XXXX.
433755507	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ID	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact history provided. Loan has been current for the past two months.
433754352	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433755437	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website, and has confirmed no impact from XXXX. Loan is paid ahead.
433762148	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433760109	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called about LPI flood coverage in X/XXXX, and said he would beginning shopping for HOI coverage. No further contact.
433765563	7/1/2021	5/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757327	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757249	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433758910	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761725	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763142	7/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a one time payment.
433763077	7/1/2021	5/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Borrower stated X/XX/XXXX mother had medical issues; having difficulties with finances. Borrower not impacted by XXXX.
433755540	7/1/2021	5/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan originated as investment.
433758147	7/1/2021	6/29/2021	BK13	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, case details unknown, no contact with borrower noted.
433764457	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower wanted to set up auto-draft payments in X/XXXX. Borrower is on fixed income, Servicer declined the request, which was made on X/XX/XXXX, stating loan was past due for the X/XXXX payment. Borrower then asked servicer to change the due date on the account, but servicer declined. Borrower made the X/XXXX payment, and then applied for bi-monthly auto-draft payments, which servicer approved to start in X/XXXX. Borrower made a phone payment in X/XXXX.
433765795	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757809	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433757417	8/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as an investment.
433755929	8/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762632	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759267	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763410	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765723	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762279	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764912	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433756960	7/1/2021	5/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments in X/XXXX indicate loan was modified in X/XXXX details of the MOD not noted.
433757366	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763466	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764629	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433757075	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	RI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, last contact X/X/XXXX for phone payment. Borrower confirmed no ongoing financial impact for XXXX.
433761070	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756753	7/1/2021	5/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower schedule a payment, also confirmed no XXXX impact. Loan is current.
433761327	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX for phone payment.
433755968	9/1/2021	6/25/2021	BK	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes show the loan is in an active bankruptcy. Unable to confirm the chapter, case #, or filing date.
433753961	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XXXX, borrower scheduled a payment.
433757995	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433765261	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433757692	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753990	8/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765872	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764632	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755610	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759649	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called in to request statement copies and for help logging in to the website to obtain them. Also provide proof of insurance, The borrower appears to be cooperative. No indication of hardship or active loss mitigation workout activity.
433759184	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759779	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433761408	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762585	8/1/2021	6/29/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, case details unknown. No contact with borrower noted.
433758861	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433765781	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761793	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called regarding a discrepancy and requested a copy of the loan modification that was completed earlier in the year, No further contact since that time and the loan has remained current. No indication of hardship or active loss mitigation workout activity.
433759796	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754328	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433759715	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433759122	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754766	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433765205	8/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765692	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755254	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact is noted other than online payments. Loan has been current.
433759804	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433761975	7/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759698	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433755871	8/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762644	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755784	7/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433754345	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754710	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433758705	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for the past two months.
433758126	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433759974	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754240	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433755687	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757993	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758978	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757974	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761071	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Last contact was on X/XX/XX, borrower scheduled a payment.
433759945	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433761696	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called in on XX/XX/XXXX, stating that he could not sign into online account and wanted to make a payment via the phone. Borrower confirmed that they were not impacted by the XXXX. Last contact on XX/XX/XXXX, borrower upset that he still could not make payments online. Servicer advised that since he was receiving funds from the state, he could not make payments online. Payment made via phone.
433754050	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764496	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754021	8/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433754945	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted other than online payments. Loan has been current for past two months.
433764354	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433754960	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754952	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754649	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: In X/XXXX, co-borrower asked whether a third party could make a payment; servicer confirmed a payment could be made if the third party had the loan information. No further contact.
433753828	7/1/2021	6/20/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Borrower requested stop payment X/XX/XXXX. Borrower requested payoff quote X/XX/XXXX. Borrower had concern with billing statement X/XX/XXXX.
433762323	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759850	7/1/2021	6/27/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting loan has been released from FC referral/special FB referral hold. Co-borrower called in on X/X/XX to inquire about applying for equity line of credit; call was transferred to refinance department, no details provided. Assistance options not solicited due to BK status; BK filing, chapter and case number not available, loan not in active BK. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.
433765008	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433765091	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762639	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Coborrower advised X/XX/XXXX that primary borrower is deceased XX/XX/XXXX. Account remains current, no request for assistance is noted.
433753920	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763081	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764763	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by XXXX.
433756425	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763079	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757063	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting assistance options not solicited due to BK status; BK filing, chapter, case number not available, loan not in active BK. Last contact was on X/XX/XX, co-borrower called to scheduled a payment. Loan is current.
433758050	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761622	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, an authorized third party called to get the fax number to send probate documents. The notes indicate the primary borrower XXXXbe deceased. The loan has remained current and no indication of hardship or active loss mitigation workout activity.
433761358	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757755	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762731	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433757308	8/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756371	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754793	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433762668	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433760612	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757889	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758388	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX Borrower calls in to set up a payment, they report they are in the hospital and are currently unemployed. X/XX/XXXX Borrower confirms they are not impacted by XXXX.

433760926	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756452	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as an investment.
433762050	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759172	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made by phone, no contact with borrower noted.
433761242	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754990	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757178	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower called in to discuss the escrow analysis. No further details noted. No indication of hardship or active loss mitigation workout activity.
433759929	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761743	7/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433763315	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Payments made via phone on XX/XX/XXXX and XX/XX/XXXX made via phone. Borrower confirmed on XX/XX/XXXX that they are not impacted by XXXX.
433755150	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433757330	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433759968	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433760353	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759792	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761004	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754634	8/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753838	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762953	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758293	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763089	7/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764777	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Payment made via phone per notes on XX/XX/XXXX. Borrower confirmed that they were not impacted by XXXX. Last contact on XX/XX/XXXX, payment made via phone.
433754327	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764443	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765147	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433758518	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	RI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/X/XXXX comments indicate borrower was not impacted by XXXX.
433760322	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX to suspend auto payments, no reason or hardship is noted.
433760099	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765481	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760199	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433754688	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433758394	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757977	8/1/2021	6/23/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date. Account is performing, one contact with SII X/XX/XXXX to request late fee waived. Occupancy was not verified.
433765542	7/15/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433756798	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757230	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX noting invalid account number, no details provided. No contact with borrower noted in contact history. Loan is paid ahead.
433754085	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as investment.
433758970	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758424	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764747	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower paying payments by phone.
433762965	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758309	7/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433761670	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433754508	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755093	10/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755508	9/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761100	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433760286	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433761357	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Insurance premium was mailed to carrier in X/XXXX.
433758099	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755090	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/X/XXXX, not impacted by XXXX. Originated as an investment.
433754254	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433757741	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763597	8/1/2021	6/30/2021	BK	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current, in active BK; filing date, chapter, and case # not available. No contact with borrower noted in contact history.
433755694	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763007	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433757570	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760260	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433762969	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433762433	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754289	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755144	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433755412	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by XXXX.
433759371	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754982	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower confirmed no impact from XXXX during an IVR payment in X/XXXX.
433759483	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX borrower called for status of loan, appears the loan had been recently modified.
433755461	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759490	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433757648	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433763709	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759363	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433757776	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764834	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as a Xnd home.
433764871	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754661	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Borrower is deceased; co-borrower remains on account.
433760433	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754628	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433763712	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower called in to follow up on an escrow analysis and was advised it did not have an impact on the payments. No further contact since that time. The borrower was denied for a requested modification on X/X/XXXX. RFD at that time was due to an income reduction. The loan has remained current since that time. Unclear if hardship is ongoing but no indication of active loss mitigation workout activity.
433764156	8/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755772	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payment made via IVR phone payment system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433760392	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761578	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765375	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764347	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower called in on X/XX/XX to scheduled a payment, also called to check status of insurance premium payment and was advised that the payment was sent on X/XX/XX. Last contact was on X/X/XX, borrower scheduled a one time payment. Loan is current.
433765376	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting dispute correspondence was received, borrower disputing account history/status/ratings. Loan information was verified and it appears that the dispute has been resolved; a letter of response was sent on X/XX/XX. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is paid ahead.
433765862	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754578	9/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX. Originated as Xnd home.
433755600	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765832	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the phone pay system.
433758543	7/1/2021	6/7/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments indicate payments being made to estate of T Price but servicer does not indicate borrower is deceased.
433758819	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433756125	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: In X/XXXX, borrower asked servicer to remove a lock on a back door that was added two years prior during a foreclosure. Servicer response was not provided. Borrower has confirmed no impact from XXXX. Loan is paid ahead.
433754377	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX regarding status of claim check. .

PROPERTY: Claim funds iao $X,XXX were released to borrower X/X/XXXX for non-monitored XXXX claim, no information provided regarding DOL, damages or repairs.
433766025	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762665	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433760777	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433760801	7/1/2021	6/17/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting the last billing statement was sent to the mailing address. No contact with borrower noted in contact history. Loan is current.

433758563	7/1/2021	6/9/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Insurance premium was mailed to carrier in X/XXXX. Servicer has loan in BK status; chapter and filing date were not provided.
433753937	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755081	8/1/2021	5/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758565	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759188	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758659	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as investment.
433764320	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone pay system.
433756929	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433754241	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433756538	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower verified the total amount due and asked about an escrow shortage in X/XXXX.
433756457	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433757719	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433764134	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433757823	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a phone payment in X/XXXX, and declined auto-draft payments.
433761394	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433757083	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower made a payment when contacted by servicer, payment after grace period.
433757025	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759909	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754094	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755228	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Insurance premium mailed to carrier in X/XXXX.
433757930	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758404	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759918	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433756411	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433764203	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX borrower called as unable to make payment on line.
433760168	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754647	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759831	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755405	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXXX and X/X/XXXX borrower not impacted by XXXX.
433765428	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, co-borrower scheduled a payment, also confirmed no XXXX impact.
433763508	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754560	7/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone pay system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433759350	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433765225	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762728	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763019	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433766003	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Appears borrower was on a deferral plan, as partial claim funds were processed on X/X/XXXX. No contact with borrower noted in contact history.
433760027	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756089	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower not impacted by XXXX.
433764690	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by XXXX. Servicer notes X/XX/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433757875	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759714	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/X/XXXX, not impacted by XXXX.
433758331	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755193	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433756197	8/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760095	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower made a phone payment in X/XXXX, then made an additional curtailment. The X/XXXX payment was also made through phone pay.
433756896	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764181	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433757739	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764393	7/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called for payoff stated X/XX/XXXX. Borrower has confirmed not impacted by XXXX on multiple occasions, most recently X/XX/XXXX.
433763274	7/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756341	7/1/2021	5/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments ma\de online, no contact with borrower noted.
433764157	7/1/2021	5/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433762464	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754490	7/1/2021	6/7/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX third party called, borrower is deceased, property is occupied and intend to continue making payment. X/X/XXXX comment referencing prior BK.
433755505	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755433	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762226	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757141	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759059	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact is noted other than online payments. Loan is current.
433758992	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761290	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761387	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433755989	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433754229	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765230	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762342	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433765910	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764585	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757369	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759653	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. No significant notes on the loan. No contact with borrower noted in contact history.
433765742	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754121	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433763411	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755738	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, borrower stated impacted by XXXX but could still make her monthly payment. Payment via phone. Specific details of how borrower was impacted by XXXX not noted.
433765135	9/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762294	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756863	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower disputing loan history, which servicer confirmed as correct. Originated as Xnd home.
433760102	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759882	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433754993	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower declined automated loss mitigation offer on X/X/XXXX and X/XX/XXXX.
433762755	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760031	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754709	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433763578	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower set up auto-draft payments in X/XXXX, and confirmed no impact from XXXX. Co-borrower later confirmed the payment of insurance premiums in X/XXXX. No further contact.
433755922	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments starting X/XX/XXXX indicate borrower is declining servicers FB plan as they do not need.
433764628	7/1/2021	5/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763765	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433760711	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer does not have a good mailing address for the borrower.
433758864	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433764321	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755844	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758242	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764638	8/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with ongoing borrower contact for questions regarding ACH, prior check return fees, total due. Last contact X/X/XXXX with questions regarding billing statement.
433755496	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755624	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433758218	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called to make a payment on XX/XX/XXXX. Borrower wanted to check status of loan; servicer advised of due date and then advised that the borrower opted out of XXXX FC on XX/XX/XXXX. Borrower advised that they were affected by the XXXX but that impact should be temporary. Last contact on XX/XX/XXXX, payment made via phone. Borrower once again expressed RFD as temporarily impacted by XXXX. Specific details not noted.
433758555	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by phone.
433764731	7/1/2021	6/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower was advised that the payment on X/X/XX did not go through due to insufficient funds and borrower scheduled a payment.
433760793	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755237	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764887	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433761236	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING:X/X/XXXX Borrower calls in to confirm auto pay amount, they confirm they are not impacted by XXXX. No other contact was noted.
433756838	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower had an NSF payment in X/XXXX that was reinstated in the same month. No contact with borrower.
433760871	9/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433757262	8/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting funds received from XXXX were applied. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is paid ahead.
433757679	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760283	8/1/2021	6/29/2021	BK	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, borrower note impacted by XXXX. Last contact on XX/XX/XXXX, payment made via phone. Per data tape and comments on XX/XX/XXXX, borrower in BK. Details of BK are not noted.
433756021	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments through IVR, no contact with borrower noted.
433756956	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433765686	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765897	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762660	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433760496	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757654	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755391	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755557	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/X/XXXX and X/X/XXXX borrower not impacted by XXXX.
433758703	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762682	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower verified the amount due in X/XXXX, and made a phone payment.
433756716	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Authorized spouse called about an escrow concern with property taxes in X/XXXX; details were not provided.
433754702	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761235	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765131	8/15/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762224	8/1/2021	5/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760935	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments on X/XX/XXXX indicate borrower declined servicers FB offer. Borrower again declined servicers FB program on X/XX/XXXX.
433764950	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759986	8/1/2021	6/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is paid ahead.
433755079	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754287	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, not impacted by XXXX.
433765316	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with one contact X/XX/XXXX for phone payment, no hardship noted.
433766019	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764965	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433765992	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762089	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756697	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433764779	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764461	7/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754372	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760712	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433754566	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758741	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting assistance options not solicited due to BK status; filing date, chapter and case number not available; loan is not in active BK. Borrower called on X/XX/XX stating that she received a letter regarding the XXXX Recast incentive iao $X,XXX that she needed to sign and date and was advised that the letter was mailed on X/X/XX; call was transferred to BK customer service. Last contact was on X/XX/XX, borrower called with more question regarding the XXXX Recast incentive and was advised that if the loan did qualify or was going to qualify, past payments of $XK would have been applied and the final installment would be made close to the Xth anniversary of the mod and will have the XXXX team review the loan for eligibility; borrower requested to be transferred to Home Preservation department. Loan is current.
433763176	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Notes on XX/XX/XXXX indicate that the borrower has not been impacted by XXXX.
433758560	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755661	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. No contact with borrower noted in contact history.
433755243	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433763022	7/1/2021	6/15/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased; unable to verify current occupancy. No contact with any party. Servicer paid delinquent taxes in X/XXXX and added an escrow line to the account.
433762672	8/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433756000	7/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433756640	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower attempted to make a payment via the IVR but was transferred to an agent. Set up a payment by phone. The notes show the borrower usually pays via the IVR. No indication of hardship or active loss mitigation workout activity.
433761942	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754519	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763154	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting MI termination letter was sent. No contact with borrower noted in contact history. Loan is current.
433764561	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754639	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755886	9/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759072	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, co-borrower scheduled a payment, also confirmed no XXXX impact.
433755606	7/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754918	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433758125	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433754112	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759237	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting borrower called requesting inspection. Last contact was on X/X/XX, borrower scheduled a payment.

PROPERTY: Notes in X/XXXX indicate that an insurance claim was filed for damage caused by XXXX that occurred on X/XX/XXXX. Additional claim funds iao $XX,XXX were received and applied to restricted escrow, total claim amount not available. Claim funds were disbursed on X/X/XX and mailed to the insurance processing center. Repairs were monitored and final inspection (XXX%) was completed on X/XX/XXXX. Next action: claim sent to final review.
433760432	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765864	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765019	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Appears borrower was on FB plan as partial claim funds were processed on X/X/XXXX. No contact with borrower noted in contact history.
433765010	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765529	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754035	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. No contact with borrower noted in contact history.
433761084	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433765987	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755558	9/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753863	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX A potential successor in interest makes contact to report that the borrower is deceased, they wish to retain the property. X/XX/XXXX SOE agrees to continue making payments.

433758192	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433753952	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower called to see if there are any liens on the property and with questions about insurance.
433762366	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762186	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754341	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760715	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756535	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, borrower wanted to discuss modification. Stated they were not impacted by XXXX. Nothing further mentioned.
433754506	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763693	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact history provided. Loan has been current for the past two months.
433761523	7/10/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762355	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433757788	8/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762597	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is contacted monthly and keeps promises to pay during grace period, last contact X/XX/XXXX.
433756512	9/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433763994	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764300	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433765819	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762551	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759422	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has declined adding a FB program to the account.
433763852	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764899	7/15/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759951	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755111	7/1/2021	6/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. No contact with borrower noted in contact history.

TITLE ISSUE: Tax lien noted in X/XXXX iao $X,XXX. Tax lien issue confirmed resolved on X/XX/XXXX noting payment was made.
433764812	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762336	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433758729	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756546	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754010	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433764639	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433757898	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764520	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759970	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433758217	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758587	7/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system.
433763890	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Co-borrower reported an incorrect escrow amount in X/XXXX, and requested a new escrow analysis. In X/XXXX, co-borrower requested a late fee waiver in X/XXXX, servicer waived the fee. Co-borrower has also confirmed no impact from XXXX.
433764932	7/1/2021	5/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765599	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761123	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433757029	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764417	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower opted for paperless statements through the website in X/XXXX.
433759735	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433754206	8/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760787	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755430	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433755992	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761406	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754337	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/X/XXXX comments indicate borrower was not impacted by XXXX.
433755650	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433755746	8/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762063	9/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754734	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower, who pays through the website.
433756851	8/1/2021	5/19/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, payment made via phone. Borrower not impacted by XXXX. Per data tape, borrower is in BK status. Details of BK are not noted.
433766022	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759889	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762510	8/1/2021	6/20/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765698	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757803	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756563	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called X/X/XXXX, concerned that Forbearance status on CBR is delaying a credit application she submitted. Servicer advised status cannot be changed unless inaccurate. Account was removed from FB XXXXXXXX and cured by deferral. Dispute continued due to borrower's refinance was denied for late payments in XXXX, servicer confirmed at last contact X/XX/XXXX that payments were made late and provided loan history.
433756804	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757986	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758188	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757210	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433760949	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433765993	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762786	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433757238	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower scheduled a payment. Loan is current.
433757263	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433758779	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761448	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764217	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Borrower has indicated they have not been impacted by XXXX. Loan is now current.
433760655	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764139	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764730	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758478	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433759899	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760156	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433756903	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433758275	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757956	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433758709	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433757444	7/1/2021	6/17/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX.

PROPERTY: Notes in X/XXXX indicate that an insurance claim was filed, classified as non-monitored. Claim check iao $X,XXX payable to borrower was mailed on X/XX/XXXX; claim file closed X/XX/XXXX. Date of loss and cause of loss not available. No details regarding repairs provided.
433759887	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758559	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761407	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762595	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761554	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, outbound call to the borrower who said they mailed the payment and would check back in a few days if not received. The payment was received and the loan is current. No indication of hardship or active loss mitigation workout activity.
433764154	7/1/2021	5/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762607	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433758400	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX with questions about escrow increase. Borrower paid the $XXXX escrow shortage to prevent a payment increase.
433761537	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433760585	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756194	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting bulk recovery check was received from the insurance company and was sent to be shredded, and a replacement check was requested. No contact with borrower noted in contact history. Loan is current.
433755320	8/1/2021	5/26/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433756390	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower asked about corporate advance fees in X/XXXX, and confirmed no impact from XXXX. No further contact.
433764204	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower called in to inquire about the insurance policy stating that they are receiving notices that the payment is late and wanted to know why the premium had not been paid, borrower was advised that the payment was sent in XXXX and to check with the insurance company to find out if the payment was received. Borrower also requested a breakdown of the recoverable fees on the loan. Last contact was on X/XX/XX, borrower confirmed no XXXX impact.
433756147	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433765125	7/1/2021	6/3/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, case details unknown. No contact with borrower noted.
433756098	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. No contact with borrower noted in contact history.
433753848	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754984	7/1/2021	6/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX, last payment on X/X/XXXX was returned, and servicer was going to resubmit. Comments end on X/X/XXXX, unable to determine if payment cleared. No contact with borrower.

433758898	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called in X/XX/XXXX to discuss the MOD that was completed in X/XXXX, servicer went over details. Comments do not indicate any MOD details.
433765302	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact with borrower other than pay by phone pmt scheduling, last call X/XX/XXXX. Loan has been current for the past two months.
433765155	7/15/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower verified insurance policy information in X/XXXX; no other contact.
433760120	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433765361	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762648	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754994	7/1/2021	5/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758747	8/1/2021	6/7/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan in active BK, filing date, chapter and case # not available. Minimal contact is noted; co-borrower called in on X/X/XX to inquire about refinancing and was advised servicer does not provide the service; borrower also confirmed no XXXX impact. Loan is paid ahead.
433763941	8/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433766007	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761270	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762149	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755147	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower pays through the website, and confirmed payment receipt in X/XXXX. Borrower also confirmed no impact from XXXX. Loan is paid ahead.
433765582	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754694	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763494	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower called in for information or maintenance of recurring payments. Loan is paid ahead.
433762185	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757280	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763995	9/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762061	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760428	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753836	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764665	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755245	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433760722	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433758631	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via IVR phone pay system. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433765388	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755622	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433756959	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754382	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759765	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765852	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758214	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764408	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755938	9/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754265	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Co-borrower asked about an escrow shortage due to an escrow analysis in X/XXXX. Borrower also confirmed no impact from XXXX. No further contact.
433755779	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433759153	7/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754803	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING:
433763783	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765156	7/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761124	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764227	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433762298	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762934	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX. Borrower advised on X/XX/XXXX that she had been awarded the property in divorce and servicer sent assumption documents.
433754150	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755014	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763170	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433765870	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757747	8/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765533	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX; borrower requested cancellation of insurance policy. New insurance policy was received in X/XXXX. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.
433760916	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758787	8/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433764902	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433759102	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759657	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433757786	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed not impacted by XXXX on X/XX/XXXX and X/XX/XXXX.
433760821	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433755584	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754024	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433756418	7/1/2021	6/29/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD per notes on XX/XX/XXXX are XXXX related, but specific details not provided. Borrower requested to change the mailing address on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

PROPERTY: The borrower stated that she had an insurance claim check in the amount of $X,XXX.XX that she needed to mail in on XX/XX/XXXX for damage to the roof. Check endorsed and sent back to the borrower on XX/XX/XXXX. The endorsed check was sent to the wrong address and as of XX/XX/XXXX a replacement check was received and sent for endorsement. Endorsed check sent to the borrower on XX/XX/XXXX. Current condition of the subject is unknown.
433765635	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX borrower called to advised granted senior exemptions for taxes.
433759696	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761937	7/1/2021	5/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Misapplication reversal was processed on X/X/XX. Minimal contact is noted; borrower confirmed no XXXX impact on X/XX/XX. Loan is current.
433764626	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757191	7/1/2021	6/22/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433758568	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765041	7/15/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757975	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761283	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753944	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755468	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Notes on XX/XX/XXXX indicate that the borrower was not impacted by XXXX.
433762059	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756177	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433753954	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433753940	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433759691	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433760198	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765295	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted other than online payments. Loan has been current for past two months.
433759141	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760388	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower scheduled a payment, also confirmed no XXXX-impact. Loan is current.
433762093	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433754903	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763423	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, an unauthorized third party called about a notice of missing payment. The borrower was there but wouldn't get on the phone to provide authorization. The loan has remained current and no indication of hardship or active loss mitigation workout activity.
433764342	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433765457	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433754140	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433756458	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	RI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower confirmed no XXXX impact. Loan is current.
433762831	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754582	9/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761330	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payment made on online.
433762176	7/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower pays after late charge date. Borrower advised X/XX/XXXX that hardship is due to marital difficulties, coborrower makes the payments through IVR.
433760366	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower asked servicer for the insurance carrier contact information in X/XXXX, and asked about how to file a claim. No mention of DOL or reason for damages.

PROPERTY: Unable to verify current condition. Borrower mentions a possible insurance claim in X/XXXX, no mention of DOL or damages.
433754753	8/1/2021	5/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433766026	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762730	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754722	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755894	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764020	7/1/2021	6/3/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Based on name on the loan the borrower is deceased.
433756760	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by phone.
433754716	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754749	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759670	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433765178	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Several unsuccessful attempts to contact borrower are recorded. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433764977	6/26/2021	6/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower on X/XX/XXXX stated they would make a payment by X/XX/XXXX. Comments indicate borrower did make a payment via phone pay on X/XX/XXXX.
433758753	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757877	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755770	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/X/XXXX, not impacted by XXXX.
433756747	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433760008	7/1/2021	5/26/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Insurance premium was mailed to carrier in X/XXXX.
433761146	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755444	9/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757391	7/1/2021	5/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758235	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower called for general information on X/XX/XXXX.
433765431	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764647	7/1/2021	6/8/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with borrower on X/X/XXXX to make the XXXXpayment. Notes indicate subject in natural disaster area but no indication subject was impacted and notes homeowner can afford contractual payments. Loan remains current. Per seller data, loan is in active BK, no details regarding filing date, chapter or case number provided.
433762217	8/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting insurance payment was mailed to confirmed carrier. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.
433754804	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754677	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and X/X/XXXX, not impacted by XXXX.
433754638	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755053	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/X/XXXX comments indicate borrower not impacted by XXXX.
433754947	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754069	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XXXX, borrower scheduled a payment.
433763345	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763952	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763976	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online.
433758831	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758552	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX Notes reference an escrow analysis request. No contact with borrower noted in contact history.
433759206	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted in the comments other than online payments. Borrower has indicated they have not been impacted by XXXX. Loan is now current.
433755051	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433764817	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower is currently set up on ACH payments.
433763048	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433763083	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762157	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755730	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with monthly contact for phone payments, no hardship noted. Last contact X/XX/XXXX.
433754562	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX Borrower calls in to discuss payoff and financing. No other contact with borrower noted in contact history.
433754475	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433760411	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760703	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: It appears that the last payment made on X/XX/XXXX my be NSF. Servicer presented on X/XX/XXXX and again on X/XX/XXXX, results of last presentment is unknown. Payment in X/XXXX also had to be presented more than once. No contact with borrower noted in contact history.
433759849	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758796	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759531	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753930	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755096	7/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754586	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761605	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762032	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759983	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754203	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754073	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433760163	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761436	8/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754313	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433759858	8/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755825	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via phone pay system. Per notes on XX/XX/XXXX, the borrower not impacted by XXXX.
433756975	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763085	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754924	8/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No history provided. Loan has been current for past two months.
433757424	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Borrower inquired about suspense funds X/XX/XXXX.
433756504	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX Notes reference a change in insurance policies. X/XX/XXXX Borrower calls in to request an escrow analysis.
433760355	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The loan is current and the notes indicate payments are usually paid via the servicer's IVR.
433759339	7/1/2021	5/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756101	7/1/2021	6/7/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, can details unknown. No contact with borrower noted.
433753839	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433760873	9/1/2021	6/28/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	HI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, noting the XXXX policy expired, however, it was determined that the insurance policy does not include XXXX policy and has been removed. It appears that the borrower is deceased, Xrd party sated on X/XX/XX (last contact) that an overage check was sent to the estate but they don't have a way to cash it and was advised that the executor or the name of the person on the will is needed; Xrd party stated that they would do some digging and follow up, also confirmed no XXXX impact. Loan is paid ahead.
433756730	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759103	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765775	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764265	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753975	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759919	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per notes on XX/XX/XXXX, borrower not impacted by XXXX. Per notes on XX/XX/XXXX, home phone disconnected. Payment made via IVR phone payment system.
433757626	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754264	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting bad mailing address, received returned mail statement. Loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433763796	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764419	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433759584	7/1/2021	6/20/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762955	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757847	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761313	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower has been impacted by XXXX and was approved for a X month XXXX FB extension ending X/X/XX. Last contact was on X/XX/XX, borrower called in to schedule a payment, indicating RFD is due to curtailment of income. Loan is current.
433755617	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments through IVR, no contact with borrower noted.
433765368	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755616	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433764833	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754873	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Per notes on XX/XX/XXXX, borrower not impacted by XXXX.
433754748	9/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via phone payment system. Per notes on XX/XX/XXXX, the borrower not affected by XXXX.
433757773	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754383	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757155	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433754595	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754277	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments on XX/XX/XXXX indicate that the borrower called in but details of call not noted.
433756800	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754090	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756647	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433764682	7/15/2021	6/20/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments indicate a delinquent tax plan was approved for non-escrowed loan, terms unknown. Account is performing, no contact with borrower noted.
433755948	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact with borrower was on X/XX/XXXX to request a copy of the mod agreement. Loan has been current for the past two months.
433761644	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758557	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756421	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments starting X/XX/XXXX indicate borrower not impacted by XXXX.
433754360	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower making payments by phone.
433754122	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758393	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754173	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755155	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760739	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433756203	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433764380	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761006	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762494	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433756550	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Since X/XX/XXXX comments indicate borrower was not impacted by XXXX.
433761043	8/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Borrower called X/XX/XXXX to make payment by phone. Servicer notes X/XX/XXXX and X/XX/XXXX borrower not impacted by XXXX. Payments being made by XXXX. Last contact X/XX/XXXX borrower made payment.
433764738	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower called to make a payment - still within grace days, was offered assistance but declined. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.
433762683	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761509	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754547	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433755077	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755130	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762828	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755392	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433753883	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763843	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763380	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433753829	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by phone.
433760014	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted. Statements are being returned since X/X/XXXX due to bad address, no update provided, occupancy unverified.
433759706	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758183	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX for phone payment.
433765730	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433758232	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433753967	7/1/2021	6/2/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower (with a different name than the one listed in the system) XXXXbe deceased, loan is being referred to as the estate of borrower, no additional details provided. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact. Loan is current.
433754061	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433757863	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433764709	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756746	8/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payment by XXXX.
433763090	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system.
433756235	9/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is paid ahead.
433761610	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433765640	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760570	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755918	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757920	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433765939	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with one contact X/X/XXXX to confirm payment setup, no hardship is noted.
433756347	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. P&I amount changed after the X/XXXX payment to $X,XXX.XX, interest rate remained the same.
433765345	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762525	7/1/2021	1/1/1900	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433761626	8/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764241	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758238	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756665	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting loan has been released from FC referral/Special FB hold; also funds received from XXXX has been applied. No contact with borrower noted in contact history. Loan is paid ahead.
433765069	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765293	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system/
433753982	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433760401	10/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Loan is paid ahead.
433754011	8/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXXX and X/X/XXXX borrower not impacted by XXXX.
433758342	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754868	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764507	8/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433764237	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX for an escrow inquiry, no hardship noted.
433763478	8/1/2021	6/22/2021	BKIT	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, case details unknown. Trustee has filed Motion to Deem Current, debtor filed Motion for Entry of Discharge, objections due X/XX/XXXX. No contact with borrower noted.
433760153	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754243	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755842	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/X/XXXX comments indicate borrower not impacted by XXXX.
433764489	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433762830	8/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	UT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759664	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760227	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761050	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: An authorized third party made a phone payment in X/XXXX and in X/XXXX, and confirmed no impact from XXXX.
433762995	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761783	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762768	7/1/2021	5/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758506	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment.
433754483	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765306	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433754009	8/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Co-borrower requested property tax information in X/XXXX. No further contact. Loan is paid ahead.
433758501	9/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757130	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433757781	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754635	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433761631	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower pays before late charge date. On X/XX/XXXX borrower contacted servicer to cancel auto pay that day due to death in the family, was not able to cancel it in time. Also noted that she expected to find employment soon although she noted she was not impacted by XXXX. She was trying to refinance, payoff quote requested X/XX/XXXX. That was the last contact and the loan remains current.
433763458	7/1/2021	6/14/2021	BK	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX, borrower made payment and stated not impacted by XXXX. X/XX/XXXX states payment posted by BK group, no further information.
433754055	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.

PROPERTY: A branch endorsement was authorized for a claim check iao $X,XXX for damage caused tornadoes that occurred on X/XX/XXXX. Claim classified as non-monitored. No details regarding repairs provided.
433761542	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755463	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764183	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759538	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX with questions about interest charges.
433753858	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758119	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762686	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759640	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765325	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764098	7/1/2021	5/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower asked about the escrow balance in X/XXXX, and confirmed no impact from XXXX. Borrower changed insurance carriers in X/XXXX, and notified servicer of the change. Borrower pays through the website.

433762237	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433763058	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759679	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433761779	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, borrower requested help with getting online and getting set-up with paperless statements. Borrower advised that she was not impacted by the XXXX.
433763469	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755574	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted. Loan has been current for past two months.
433759582	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765967	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as an investment.
433756342	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762141	9/1/2021	6/29/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date. Son advised X/XX/XXXX that his mother who was estate administrator and SII also passed away in XXXX. He has been appointed administrator and confirmed SII. Last contact X/XX/XXXX for phone payment.
433758173	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759146	7/1/2021	5/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756436	8/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762627	8/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754309	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, the borrower is deceased. The exact date of death is unknown. Last contact on XX/XX/XXXX, successor in interest called in to advise that probate was starting.
433756327	8/1/2021	6/23/2021	BK	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is contractually paid ahead. Servicer has loan in BK status; unable to verify chapter and filing date.
433765658	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.

TITLE ISSUE: X/XX/XXXX Attorney for the school on the adjacent parcel called. There is an issue with the legal description relating to an agreement that was recorded on XX/XX/XXXX. There was basically a swap of some land between the borrower and the school. Mortgage for this loan did not reference this swap.
433763167	7/1/2021	6/9/2021	BK	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan in active BK; filing date, chapter and case # not available. Minimal contact is noted; borrower called in on X/XX/XX stating that she is selling the home and requested a bridge loan letter and was advised the servicer does not issue those letters but can issue a payoff letter stating what is owed to pay the loan in full. Borrower was not impacted by XXXX. Loan is current.
433764125	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. No contact with borrower noted in contact history.
433756100	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754247	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payment made online.
433763806	10/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760239	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433759770	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433760114	8/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433755681	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX and again on X/XX/XXXX not impacted by XXXX.
433761064	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower notified servicer of a change in insurance carriers in X/XXXX. No further contact.
433765649	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as a Xnd home.
433760525	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761801	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763264	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758912	7/1/2021	5/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433754161	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433755916	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761479	10/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting insurance payment was mailed to confirmed carrier. No contact with borrower noted in contact history. Loan is paid ahead.
433758202	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760129	7/1/2021	6/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX Borrower opts out of a FB program due to lack of interest, RFD is curtailment of income. X/X/XXXX A payment is being set up, borrower confirms they are not impacted by XXXX.

433761452	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as investment.
433755985	8/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX.
433759220	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/X/XXXX indicate borrower not impacted by XXXX.
433754301	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763253	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755469	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760481	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764853	8/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433766005	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as Xnd home.
433760350	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754876	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761867	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758321	7/1/2021	6/21/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, with monthly contact for phone payments, last contact X/XX/XXXX.
433764622	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764623	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433758304	7/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with monthly contact for phone payments, last contact X/X/XXXX.
433762156	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754417	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433762927	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433763953	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757579	8/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762320	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755631	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755839	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759186	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact X/XX/XXXX re: XXXX payment. Borrower paid by phone when contacted, late payment due to oversight.
433764678	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758319	7/1/2021	6/14/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. It appears that the borrower is deceased; successor in interest (SII) called in on X/XX/XX for payment information; billing statement was sent via email.
433765885	7/1/2021	5/28/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date. Third party Trustee made payment X/XX/XXXX, intention is to pay off loan. Occupancy was not verified, account remains current.
433755134	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757085	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as investment property.
433763781	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower, who pays through the website. Loan is paid ahead.
433763866	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759911	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433761586	7/1/2021	6/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Borrower called on X/XX/XX expressing concerns with his branch and how busy it was and that he sent a payment X days ago in the mail. Cancellation was received from the insurance company on X/XX/XX due to underwriting reasons. Last contact was on X/XX/XX, borrower called to verify insurance information.

PROPERTY: Property loss notes in X/XXXX noting borrower called with insurance related questions and was provided the claims website information, and the call was transferred to insurance department for further assistance. No details regarding DOL, COL, damage or repairs provided.
433761693	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755960	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested a payoff per notes on XX/XX/XXXX.
433755448	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756102	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current; minimal contact is noted, borrower scheduled a payment.
433760012	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764830	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for past two months.
433761352	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756961	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments since X/XX/XXXX indicate borrower not impacted by XXXX.
433765175	7/1/2021	6/1/2021	BK7	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower is active in a BK X, date filed not noted in comments.
433757211	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761469	7/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760509	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765971	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments through IVR, no contact with borrower noted.
433762770	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made via phone payment system.
433764847	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433757172	7/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754046	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764612	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759630	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757453	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting insurance payment was mailed to confirmed carrier. Loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433760362	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433760406	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759027	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758784	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433753960	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Co-borrower stated on X/XX/XX co-borrower scheduled a payment
433756973	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761453	9/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433760104	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting borrower called in and made a deposit for escrow surplus check and authorized the servicer to cut the funds from escrow and reimburse vendor for taxes they paid in error. Loan is current.
433757046	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756162	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757929	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754199	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765501	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/X/XXXX borrower not impacted by XXXX.
433754437	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758268	7/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433760080	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433758580	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate borrower has not been impacted by XXXX.
433757546	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AZ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758666	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762884	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764064	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754170	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433756408	7/1/2021	5/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower suspended auto-draft payments in X/XXXX; reason for suspension was not provided, no other contact with borrower.
433755966	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764926	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757543	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting borrower was advised of disaster FB and that the loan is under protection until XXXX. Last contact was on X/XX/XX, borrower stated that he did not need anymore XXXX assistance; loan was removed from loss mit workflow. Loan is current.
433759783	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433764297	7/1/2021	6/9/2021	BK	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX indicating borrower XXXXhave been impacted by XXXX, reviewing investor guidelines for disaster payment relief options; no additional details provided. No contact with borrower noted in contact history. Loan is current, in active BK; filing date and chapter not available.
433758904	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764799	7/15/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762718	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No history provided. Loan has been current for past two months.
433762034	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755789	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433764875	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433758184	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765911	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.

PROPERTY: Borrower filed an insurance claim for water damages, DOL X/XX/XXXX. Claim was not monitored. Servicer branch received an endorsement request, and servicer approved branch to endorse check iao $X,XXX on X/XX/XXXX. Current property condition is unknown.
433765951	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower called in to schedule a one time payment. Loan is current.
433762549	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433763769	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower removed a phone number from the servicer system, and tried to pay using debit cards in X/XXXX, but servicer didn't accept that form of tender. Borrower then paid by speedpay.
433758571	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website. Insurance premium was mailed to the carrier in X/XXXX.
433763929	9/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757004	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765768	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763859	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755108	7/1/2021	6/15/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date and Estate mailing address is not the property address, occupancy unknown. Account is performing with payments made online, no contact noted.
433763169	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433761598	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433758740	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760169	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764910	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756191	9/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the authorized third party called in to request a payoff quote. The loan has remained current. Payments are usually made via the servicer's IVR. No indication of hardship or active loss mitigation workout activity.
433754617	9/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763326	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433757133	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	HI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754831	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting renewal request for condo flood policy for property was faxed. No contact with borrower noted in contact history. Loan is current.
433762142	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763754	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower called to discuss a claim and was provided the insurance contact information, borrower also confirmed no XXXX impact. Last contact was on X/XX/XX, borrower requested draw of funds which was sent to QC for approval. No further details. Loan is current.

PROPERTY: Notes in X/XXXX indicates that an insurance claim was filed and the borrower requested a draw of funds iao $X,XXX which was sent to QC for approval. Date of loss and cause of loss not available. No details regarding damage or repairs provided.
433756417	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764726	7/15/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433760964	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757887	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433760784	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433759231	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754599	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433764400	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759067	8/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755317	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted other than administrative. Loan has been current for past two months.
433756690	7/1/2021	6/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX borrower called to discuss XXXX recast options, which expired on X/X/XXXX. Borrower accepted recast which as of X/XX/XXXX had not been boarded, unable to determine what changes will be made to the terms of the loan. Originated as Xnd home.

433756590	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763409	8/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433758280	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755950	8/1/2021	6/15/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX servicer notes borrower not impacted by XXXX. Comments starting X/XX/XXXX indicate borrower is active in a BK, details of the BK are not noted in comments.
433755377	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comment on X/XX/XXXX references a BK, but does not appear to be active. X/XX/XXXX borrower called for status and made a payment
433758449	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758877	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433754086	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754673	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765914	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763962	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763379	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.
433762146	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433758981	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433762036	8/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756468	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433765639	7/1/2021	6/22/2021	BK	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current, in active BK, filing date, chapter and case # not available. No contact with borrower noted in contact history.
433765490	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payment via online system on XX/XX/XXXX.
433754210	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763987	7/1/2021	5/10/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing BKXX, cased details unknown. No contact with borrower noted.
433754038	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433761280	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433758270	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433757149	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759046	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765538	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. X/XX/XXXX Borrower confirms they are not impacted by XXXX.
433760176	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433755526	9/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead. Borrower pays through the website. Insurance premium was mailed to carrier in X/XXXX.
433760145	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758254	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756048	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765134	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted other than online payments. Loan has been current for past two months.
433756252	8/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433754118	8/1/2021	6/23/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/XX/XXX, X/XX/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433755275	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Servicer notes X/X/XXXX, X/XX/XXXX, X/XX/XXXX, X/X/XXXX and X/XX/XXXX borrower not impacted by XXXX.
433756322	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433765095	11/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760907	8/1/2021	6/28/2021	BK	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting pre-referral FC documents were uploaded. Data indicates loan is in active BK, filing date, chapter and case number not available. No contact with borrower noted in contact history. Loan is paid ahead.
433764720	9/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment.
433754557	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754282	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758660	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433764233	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433759143	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the IVR system, and has confirmed no impact from XXXX.
433761658	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433763257	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX.
433757647	9/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757844	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433763092	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757386	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759982	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433756012	8/1/2021	6/30/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is contractually paid ahead. Servicer has loan in BK status; unable to verify chapter or filing date.
433761671	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433756017	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759428	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted. Comment X/XX/XXXX indicates assumption review was closed due to documents not received, no details provided regarding loan circumstances.
433758284	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761438	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/X/XXXX indicate borrower was not impacted by XXXX.
433756181	8/1/2021	6/24/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754218	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting insurance policy was received and premium payment will be made through daily wire process. No contact with borrower noted in contact history. Loan is current.
433757851	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762317	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead. Originated as a Xnd home.
433754538	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760705	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433764791	7/1/2021	6/4/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date. Account is performing with payments made through IVR, no contact with representative or relative is noted, occupancy unknown. Estate mailing address is not c/o the property address.
433762767	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765581	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754324	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting payoff figures viewed/spoken, no statement generated, inquiry only, no additional details provided. Loan is current.
433761562	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433754840	7/1/2021	5/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is current.
433757990	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758763	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: XXXXpayment posted the last day of the month although no LC was assessed. Despite attempts, no contact was made about the late XXXXpayment, RFD unknown. Borrower made payment online and it is noted that the borrower has not been impacted by XXXX. XXXX payment made on time. Loan is now current.
433755369	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433764676	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payment s made through IVR, no contact with borrower noted.
433754555	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433765513	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower called in due to was attempting to make a payment via the IVR but it didn't complete and transferred her to an agent. Said RFD was due to curtailment of income and said would make the payment later that day. Unclear if hardship is continuing but the loan has remained current. No indication of active loss mitigation workout activity.
433755409	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted. Borrower has made the last two payments almost XX days late but there has been no attempt to contact the borrower.
433754668	8/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756123	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757711	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower is noted. Loan has been current for past two months.
433754950	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433756593	7/1/2021	5/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.
433761485	8/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433755363	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433762189	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761642	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Loan is paid ahead.
433765750	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763829	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan has been current, borrower pays early. No contact with borrower is noted in comments.
433760512	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX Borrower confirms they are not impacted by XXXX. No other contact with borrower noted in contact history.
433761646	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower called as believed loan was set up on auto pay.
433755385	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754244	7/1/2021	5/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, loan is current. Last contact was on X/XX/XX, Xrd party scheduled a payment.
433754515	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. As of X/XX/XXXX comments indicate borrower not impacted by XXXX.
433760785	8/1/2021	6/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is paid ahead. Last contact was on X/XX/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433757789	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764322	7/1/2021	6/22/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower is deceased on unknown date. Potential SII resides in CA and intends to pay off loan, property is occupied. Account is performing, last contact X/XX/XXXX for phone payment.
433760794	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760723	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433761472	9/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757869	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower declined unsolicited loss mitigation on X/XX/XXXX and X/XX/XXXX. Loan originated as Xnd home.
433757767	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757550	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact history provided. Loan has been current for past two months.
433756862	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758691	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's website.
433758665	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757328	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759992	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759669	8/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759493	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX, borrower called in for general inquiry. Last contact was on X/X/XX, borrower appears to have expressed wanting to refi with another lender and requested payoff. Payoff statement was sent on X/XX/XX. No further details.
433760458	7/1/2021	6/16/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, borrower wanted to know if the servicer refinanced loans. Servicer advised that they did not refinance loans. Borrower also made a payment via phone and confirmed that they have not been impacted by XXXX.
433757445	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment.

PROPERTY: Notes in X/XXXX indicates that an insurance claim was filed, classified as non-monitored. Two claim checks totaling $X,XXX were sent to the borrower in X/XXXX. Claim file closed on X/XX/XXXX. Date of loss and cause of loss not available. No details regarding damage or repairs provided.
433761161	7/1/2021	6/14/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433763863	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764721	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433760019	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433756781	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758411	7/1/2021	6/13/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by phone.
433765013	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762319	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757394	9/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759729	7/1/2021	6/6/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755378	8/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758374	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433765061	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower asked servicer to remove LPI in X/XXXX, and sent in proof of HOI coverage. The following week, borrower asked servicer to close the insurance line on the escrow account. No further contact. Borrower made two payments in X/XXXX, and confirmed no impact from XXXX; loan is paid ahead.
433756867	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433756805	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/X/XXXX Notes reference a payoff quote. No contact with borrower noted in contact history.
433755565	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No notes on the account. No contact with borrower noted in contact history. Loan is current.
433765583	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759010	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided.
433760336	7/1/2021	6/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762680	8/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Originated as investment.
433757491	7/1/2021	6/7/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764850	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/X/XX, borrower scheduled a payment, also confirmed no XXXX impact.
433762564	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433761606	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433764438	8/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759302	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754102	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757873	7/1/2021	6/10/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433762309	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: An unauthorized third party made a phone payment in X/XXXX, and confirmed no impact from XXXX. The same unauthorized party made a phone payment in X/XXXX as well.
433758291	8/1/2021	5/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower paying by phone.
433763280	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made through IVR, no contact with borrower noted.
433761879	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433761040	7/1/2021	5/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433755188	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433754717	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763875	8/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	ME	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760514	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764810	7/15/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762326	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with the borrower has been documented. Loan has been current for past two months.
433761349	7/1/2021	5/29/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. No contact with borrower noted in contact history.
433755970	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting borrower scheduled a payment, also confirmed no XXXX impact. Loan is current.
433759331	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower verified payment receipt in X/XXXX, and confirmed no impact from XXXX. Borrower paid online in X/XXXX, then called servicer to verify receipt.
433755831	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower is noted other than online payments. Loan has been current for the past two months.
433759094	7/1/2021	6/27/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765487	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759459	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Payments made online per notes on XX/XX/XXXX.
433761316	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433755426	7/1/2021	6/14/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433764856	7/15/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754883	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433762652	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, one contact with borrower on X/XX/XXXX to request a payoff quote.
433757109	8/1/2021	6/25/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760244	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433755530	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757006	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433763716	10/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760709	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433760210	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760947	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757914	7/1/2021	6/6/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433758432	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757080	7/1/2021	6/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758676	7/1/2021	6/13/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760529	8/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764877	7/15/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433756985	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765880	8/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433764840	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433759903	9/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433754098	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754239	7/1/2021	6/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758851	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433762570	8/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433759993	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing, no contact with borrower noted.
433754291	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765326	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433765772	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Contact with the borrower is limited to payments by phone. No other significant activity was noted.
433765159	7/15/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower pays each month through phone pay. No contact beyond payments made.
433759403	7/1/2021	6/2/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NE	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing with payments made online, no contact with borrower noted.
433758441	7/1/2021	6/17/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763035	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower confirmed on multiple occasions, not impacted by XXXX, most recently on X/XX/XXXX.
433758724	8/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762008	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower pays each month through phone pay. Last contact was during the X/X/XXXX payment.
433757846	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433759163	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 1	CONTACT HISTORY AND SERVICING: No CH provided. Loan is paid ahead.
433762982	7/1/2021	6/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. RFD is unknown. Payments made online.
433762764	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, not impacted by XXXX. Appears that borrower makes X/X payment every two weeks.
433754913	7/1/2021	6/7/2021	CURR	XXXX	XXXX			Yes	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Loan modified in X/XXXX, only X payment since modification. X/X/XXXX Xrd party called to advised borrower is deceased. Loan originated as Xnd home.
433757879	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Limited contact noted with borrower. Borrower stated X/XX/XXXX was sick and unable to make payment.
433758944	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX noting to review loan for annual escrow analysis shortage/surpluses/escrow header taxes/insurance/MI; no further details. Borrower failed to make a payment in XXXXbut was able to make X payments in XXXX; RFD is unknown. No contact with borrower noted in contact history. Loan is current.
433760689	6/1/2021	5/24/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is Xxdo due to no payment made in XXXX XXXX, borrower unresponsive to collection calls.
433756799	6/1/2021	5/2/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	RI	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762401	6/1/2021	5/26/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower promised payment, which was kept. On X/XX/XXXX borrower promised payment on X/XX/XXXX, which was not received. No RFD. Servicing comment end X/XX/XXXX.
433759176	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower inquired about increase in payment and was advised of the escrow shortage; borrower also confirmed no XXXX impact. Loan is current.
433762981	5/1/2021	1/1/1900	DELQ	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower approved for a X-month repayment plan on XX/XX/XXXX, last payment due per plan on XX/XX/XXXX. No other details noted but appears plan was broken due to non-payment per pay history. No other contact noted. RFD is unknown.
433760479	6/1/2021	5/2/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765227	6/1/2021	5/27/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: XXXX payment was returned NSF on X/XX/XXXX, no contact with borrower noted.
433764696	6/1/2021	5/21/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The borrower has not been responsive to recent attempts. The notes indicate the borrower usually makes payments via the servicer's website.

433762642	6/1/2021	5/10/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer made several dialer attempts after an NSF payment in X/XXXX.
433759014	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433761735	6/1/2021	5/28/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No CH provided. Unable to determine if servicer has attempted to contact borrower.
433759896	7/1/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Misapplication reversal was processed on X/XX/XX due to invalid account number, borrower advised RFD was due to curtailment of income. Last contact was on X/XX/XX, borrower called in to make a change to auto pay, also confirmed no XXXX impact. Loan is current.
433761922	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is XxXX in the last XX days, RFD unknown. No contact with borrower noted.
433758934	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins and ends in X/XXXX. No significant notes on the loan. Borrower failed to make a payment in XXXXbut was able to make X payments in XXXX; RFD is unknown. No contact with borrower noted in contact history. Loan is current.
433765335	6/1/2021	6/8/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: X/XX/XXXX borrower advised that payment was pulled early in X/XXXX, which resulted in the NSF and bank should have made the check, good, was to check and call back, but has not. Borrower has stated on multiple occasions not impacted by XXXX. Most recently on X/XX/XXXX.
433763266	6/1/2021	6/3/2021	BK13	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The loan is in an active chapter XX bankruptcy. Unable to determine the filing date or case number. Unable to determine a hardship and no indication of active loss mitigation workout activity.

433755142	6/1/2021	5/10/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan is current. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is currently rolling XX days delinquent; RFD is unknown.
433765187	6/15/2021	5/21/2021	FB	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower requested a XXXX FB plan X/XX/XXXX due to wife and all his kids lost their jobs and he is the only one working. FB approved through Aug XXXX. No further contact since X/XX/XXXX confirmation of plan end date.
433757526	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757529	7/1/2021	6/30/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX and X/XX/XXXX, not impacted by XXXX. Borrower made the XXXXpayment on X/XX based on comments, but did not post until the Xst. XXXX payment was made on the XXth of XXXX. No contact other than online to determine RFD.

433758259	6/1/2021	5/28/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower confirmed no impact from XXXX in X/XXXX during an IVR payment. No email or dialer attempts in X/XXXX.
433762178	6/1/2021	5/18/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. No history provided for X/XXXX; UTD whether servicer made dialer and/or email attempts.
433754703	6/1/2021	5/23/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758817	6/1/2021	6/23/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is rolling XX-delinquent. Borrower requested insurance contact information X/XX/XXXX, paid $XXX to suspense and advised she would make payment X/XX/XXXX, RFD code is income curtailment. Single payment was scheduled online for X/XX/XXXX and borrower indicated online X/XX/XXXX that she is not impacted by XXXX, no commitment to cure is noted.
433755084	6/1/2021	6/1/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is currently rolling XX days delinquent; RFD is unknown.
433757395	6/1/2021	6/18/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX, payment made via phone. All attempts to contact the borrower have been unsuccessful.
433759033	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is XxXX in the last XX days, RFD unknown. No contact with borrower noted.
433755900	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. RFD is unknown.
433764861	6/1/2021	1/1/1900	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: One contact X/XX/XXXX, borrower did not keep promise to make a single payment at the branch next day, no hardship provided.
433758933	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. RFD is unknown.
433754759	6/1/2021	5/4/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer made two dialer attempts in X/XXXX after an NSF payment.
433765320	6/1/2021	5/10/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/X/XXXX, not impacted by XXXX. No attempt to contact borrower about delinquency.
433759083	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OK	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower called to inquire about interest paid in XXXX and XXXX, also confirmed no XXXX impact. Borrower failed to make a payment in XXXXbut was able to make X payments in XXXX. RFD is unknown. Loan is current.
433756279	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. No dialer or email attempts.
433756263	6/1/2021	6/4/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	WA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Comments on X/XX/XXXX indicate borrower has been discharged from a BK, there are no further BK details provided. Comments on X/X/XXXX indicate borrower has not been impacted by XXXX. On X/XX/XXXX borrower requested copy of pay history form X/XXXX to present; servicer advised will take X-XX days to mail out. Comments do not indicate pay history has been sent to borrower. Borrower on X/XX also was advised that they would need to completed a workout packet for review since servicer does not offer refinancing. RFD divorce.
433756248	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	OR	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins and ends X/XXXX. Borrower failed to make a payment in XXXXbut was able to make X payments in XXXX; RFD is unknown. No contact with borrower noted in contact history. Loan is current.
433762529	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No borrower contact noted. Borrower is making payments by XXXX. Servicer notes X/X/XXXX and X/XX/XXXX borrower is not impacted by XXXX.
433754805	6/1/2021	6/1/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower pays through the website.
433754139	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. No RFD is provided.
433758938	6/1/2021	6/3/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433765937	6/1/2021	5/14/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account XxXX due to borrower did not keep promise to make XXXX payment on X/XX/XXXX. Last contact X/XX/XXXX, hardship due to excessive obligations and borrower declined assistance.
433763661	7/1/2021	6/30/2021	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is performing BKXX, case details. unknown. RFD is unknown; no contact with borrower noted.
433755431	7/1/2021	6/9/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	DE	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower not returning calls.
433755969	7/1/2021	6/29/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CO	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower failed to make a payment in May; RFD is unknown. Last contact was on X/XX/XX, borrower scheduled a payment.
433764026	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Comments on X/X/XXXX indicate borrower note impacted by XXXX. Comments on X/X/XXXX indicate borrower is deceased per co-borrower but servicer is not able to verify death. Servicer offered a FB plan on X/X/XXXX which was declined.
433756072	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Loan reinstated in X/XXXX, X payment since reinstatement. No contact with borrower noted in contact history.
433761784	7/1/2021	6/18/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	MN	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The borrower has not been responsive to attempts to contact.
433761077	6/1/2021	5/28/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758815	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower made X payments in X/XXXX to bring loan current. No servicing comments for X/XXXX to determine if servicer contacted borrower about delinquency.
433764146	6/1/2021	5/27/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history, despite monthly dialer attempts.
433761862	6/1/2021	5/14/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Servicer received a written complaint on X/X/XXXX details of complaint not fully noted. As of X/XX/XXXX issue still outstanding. Last contact X/XX/XXXX servicer spoke with authorized Xrd party who made a payment over the phone which was to post X/X/XXXX.
433754762	6/1/2021	5/13/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	KS	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called in to make a payment by phone. Said RFD was due to curtailment of income, The borrower appears to be cooperative. The loan is delinquent indicating hardship XXXXbe ongoing. No indication of active loss mitigation workout activity.
433762562	7/1/2021	6/11/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is XxXX in the last XX days with payments made through IVR and no contact with borrower, RFD is unknown. Borrower indicates through system that they are not impacted by the XXXX.
433761853	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Notes show payments from XXXX posting to the account. Several unsuccessful attempts to contact borrower are recorded. No contact with borrower noted.
433763516	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is XxXX in the last XX days, RFD unknown. No contact with borrower noted.
433763210	6/1/2021	6/21/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Attempts to contact the borrower have been unsuccessful. RFD is unknown.
433759218	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	CT	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No borrower contact noted.
433759210	7/1/2021	6/28/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	KY	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The borrower has not been responsive to attempts to contact. The notes indicate the borrower usually makes payments via the servicer's website.
433759561	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433757738	6/1/2021	5/19/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NM	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Last contact with borrower was X/XX/XXXX, made payment and then hung up on servicer. No RFD.
433757852	6/1/2021	5/13/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: X/X/XXXX borrower advised do not call during grace period and hung up.
433760475	6/1/2021	5/5/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower not returning calls.
433754204	6/1/2021	5/26/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The borrower has not been responsive to attempts to contact.
433756801	6/1/2021	6/30/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	MO	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The borrower has not been responsive to recent attempts to contact.
433756381	6/1/2021	5/28/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower not returning servicers calls.
433759817	6/1/2021	5/13/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No CH provided.
433762943	6/1/2021	5/11/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower requested to be escrowed for insurance X/X/XXXX. Borrower did not keep promise to make XXXX payment by X/XX/XXXX and has been unresponsive since last contact X/XX/XXXX. Hardship due to expenses for assisting granddaughter, loss mitigation declined.
433763746	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower made X payments in X/XXXX to bring loan current. No servicing comments in X/XXXX to determine if servicer attempted to contact borrower about delinquency.
433756202	6/1/2021	5/29/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower confirmed on X/XX/XXXX, not impacted by XXXX.
433760636	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	LA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. RFD is unknown.
433762599	6/1/2021	5/20/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	NY	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower's authorized daughter filed complaint alleging city of NY asked for escrows but borrower does not approve of them, demanding return of escrow funds. Servicer reviewed security instrument with her to show that they are entitle to collect and advance them and declined to refund the escrow deficit that was on account when escrows were removed in XXXX, resulting from payment of delinquent taxes X/XX/XXXX. Daughter then contested late fees and payment application, system corrections processed in XXXXto remove inspection fees. Account remains delinquent for XXXX payment, last contact X/XX/XXXX borrower advised servicer has to speak with his daughter and hung up. RFD code is excessive obligations, no details provided about income or employment.
433765183	6/15/2021	6/1/2021	FB	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Borrower called in on X/XX/XX requesting FB extension and was approved for another X months of FB. RFD - borrower has been impacted by XXXX and unable to make payments due to curtailment of income. Special FB plan was set up on X/XX/XX, ending X/XX/XX.
433761203	6/1/2021	6/7/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower not returning calls.
433756112	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NC	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433758037	7/1/2021	6/8/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Loan modified in X/XXXX, X payment since modification. No contact with borrower noted in contact history.
433764969	6/1/2021	1/1/1900	DELQ	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754651	9/1/2021	6/21/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower missed the X/XXXX pmt but there was no contact until X/X/XXXX when borrower called to make X payments. On X/XX/XXXX it is noted that a X/XX/XXXX payment of $XXXX had been misapplied to the wrong loan and was correctly applied to this loan with effective date to X/XX/XXXX. Borrower made additional pmt on X/XX/XXXX and loan is now paid ahead.

433757193	6/1/2021	5/27/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting borrower called stating there was death in the family and that she would go to the bank the next day to review refinancing options and will call to go over options for assistance. Last contact was on X/XX/XX, borrower responded to a collection call stating that the air condition went out and had to make a large down payment and will try to make a payment when she gets paid; borrower was advised that deferments are only available if she has been affected by XXXX. No further details. Loan is currently rolling XX days delinquent.
433757055	6/1/2021	6/1/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433764193	6/1/2021	5/28/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The borrower has not been responsive to recent attempts. The notes indicate the borrower usually makes payments via the servicer's IVR.
433755221	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433754964	6/1/2021	5/7/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	NV	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: X/X/XXXX comments reference BK discharged, no details. X/X/XXXX borrower requested loss mitigation, unable to determine what was discussed or why servicer took payment for only $X,XXX.XX. Borrower has stated not impacted by XXXX.
433758233	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MS	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. RFD is unknown. Payments made online.
433756615	6/1/2021	5/4/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower not returning calls.
433753919	7/1/2021	6/28/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called to make a payment over the phone, The borrower appears to be cooperative and the loan is now current. No indication of hardship or active loss mitigation workout activity.
433758843	7/1/2021	5/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433760981	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history; no dialer or email attempts. RFD unknown.
433756251	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: The last contact was on X/X/XXXX, the borrower called in to make a payment by phone and agreed to set up automatic payments. The borrower appears to be cooperative. The notes also indicate the borrower XXXXhave been on a forbearance previously but that the borrower is able to afford the monthly payments. The loan is now current. No indication of hardship or active loss mitigation workout activity.
433756294	6/1/2021	6/21/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433763272	6/1/2021	5/27/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Online payment made on XX/XX/XXXX. Attempts by servicer to contact the borrower have been unsuccessful. RFD is unknown.
433759062	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The notes indicate the borrower usually makes payments via the servicer's IVR.
433758360	7/1/2021	6/21/2021	FB	XXXX	XXXX			No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: The last contact was on X/XX/XXXX, the borrower called in to follow up on the XXXX forbearance and asked for an extension. Said they are still experiencing hardship due to XXXX. The notes show a XX month extension was approved on X/XX/XXXX with an end date of XX/XX/XXXX, no other terms were noted. The borrower has also expressed concerns about the escrow shortage, the notes do not show a response to the request for escrow information. The hardship is ongoing and active loss mitigation workout is active.
433765317	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Per notes on XX/XX/XXXX, the borrower's daughter stated that the borrower should be exempt from paying taxes. Servicer advised to have borrower to fax in information. Last contact on XX/XX/XXXX, borrower advised that she faxed in information. Notes indicate that the servicer notes receiving the information for tax exemption. RFD is unknown.
433754870	7/1/2021	6/15/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower had an NSF payment in X/XXXX. RFD unknown. Borrower confirmed no impact from XXXX in X/XXXX, and made two separate phone payments to reinstate the account.
433759107	6/1/2021	5/16/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower requested X/XX/XXXX to change ACH to biweekly starting X/XX/XXXX, with XXXX payment scheduled for X/XX/XXXX. Borrower called X/XX/XXXX to cancel the X/XX/XXXX payment and promised to pay by X/XX/XXXX, promise not kept. No hardship was provided.
433755521	6/1/2021	5/21/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is XxXX due to missed payment XXXX XXXX. Borrower reported online X/XX/XXXX that they are not impacted by XXXX. Home phone is disconnected, borrower is unresponsive to messages left on mobile.
433764955	7/1/2021	6/4/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower missed the X/XXXX payment, had been current for the four prior payments. After numerous attempts during May, borrower called in on X/XX/XXXX borrower claimed her payment amount was less than it was (pmt amount hasn't changed in XXXX), said she had a XXXX related hardship but no details, RFD was excessive obligations and income curtailment. Assistance was offered. XXXXpayment was posted X/X/XXXX and XXXX payment X/X/XXXX. Loss mitigation notes begin X/X/XXXX and notes that borrower is on disability, gets disability income, and caring for her daughter who has special needs since XXXX. Workout is pending and as of X/XX/XXXX no decision is noted. Loan is current.
433756067	6/1/2021	5/2/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	AR	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Auto-draft payment was NSF in X/XXXX, as bank account was frozen. Co-borrower made a payment in X/XXXX through phone payment to reinstate the NSF, but that payment was also NSF.
433765565	8/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX		XXXX	SC	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower is deceased. Estate representative was authorized on the account in X/XXXX. Unable to verify current occupancy.
433757988	6/1/2021	5/16/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Dialer attempts and text messages sent in X/XXXX.
433755943	6/1/2021	5/3/2021	DELQ	XXXX	XXXX			Yes	XXXX		XXXX	MA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Only contact on XX/XX/XXXX with an unauthorized Xrd party, stating that she is representing the estate. Servicer advised the Xrd party to send in paperwork in so that they could release information. No details of when the borrower passed away.
433762670	6/1/2021	6/7/2021	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, loan in active BK, filing date, chapter and case # not available. Borrower confirmed no XXXX impact on X/X/XX. Last contact was on X/XX/XX, borrower scheduled a payment noting RFD due to curtailment of income. NSF was processed in X/XXXX and X/XXXX. Loan is currently rolling XX days delinquent.
433762598	6/1/2021	5/14/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is XxXX in the last XX days due to missed payment in XXXX XXXX. No outbound attempt or contact is noted, RFD and occupancy unknown.
433759025	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Borrower made a partial payment in X/XXXX, and made three partial payments in X/XXXX to reinstate the account. No dialer attempts to contact borrower; one email attempt in X/XXXX.
433765200	6/1/2021	5/29/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MD	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. The borrower has not been responsive to attempts to contact. The notes indicate the borrower usually makes payments via the servicer's website.
433755480	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. No record of attempts made.
433754080	6/1/2021	5/10/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	MI	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer made several dialer attempts in X/XXXX.
433755011	6/1/2021	1/1/1900	DELQ	XXXX	XXXX			No	XXXX		XXXX	GA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower is unresponsive to contact attempts, RFD is unknown.
433764860	6/1/2021	5/21/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Servicer started skip tracing on X/XX/XXXX, but notes don't show any dialer attempts in X/XXXX. On X/XX/XXXX, borrower scheduled a payment to draft on X/X/XXXX.

PROPERTY: Borrower filed an insurance claim for XXXX damage, DOL X/XX/XXXX. Claim was not monitored. Local branch requested approval to endorse the check in X/XXXX; servicer response was not provided. Unable to verify property condition.

433754310	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX, borrower confirmed no XXXX impact. Borrower missed a payment in May; RFD is unknown. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.
433759109	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting borrower confirmed no XXXX impact. Borrower failed to make a payment in XXXXbut was able to make X payments in XXXX; RFD is unknown. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.
433756742	7/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	TN	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Co-borrower stated on X/XX/XX that the bank was under investigation for fraud and would not be able to make a payment until it was cleared up; also confirmed no XXXX impact. Last contact was on X/XX/XX, co-borrower scheduled X payments for the XXth. Loan is current.
433756241	6/1/2021	5/3/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	CA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is XxXX in the last XX days due to missed payment XXXX XXXX. Borrower makes payments made online with no contact noted, RFD unknown. Borrower has scheduled XXXX and XXXX payments for X/X/XXXX.
433757793	6/1/2021	5/23/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	TX	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX noting general tax line maintenance was completed. No contact with borrower noted in contact history. Loan is currently rolling XX days delinquent; RFD is unknown.
433761524	6/21/2021	6/24/2021	FB	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history. Comments on X/XX/XXXX indicate servicer set up a XXXX FB plan for X months starting X/XX/XXXX to X/XX/XXXX. No further details.
433757830	7/1/2021	6/30/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history.
433762171	6/1/2021	5/16/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: X/X/XXXX RFD was illness of co-borrower, made promised to pay, which was kept. X/X/XXXX borrower called with questions about the loan, no commitment to pay. X/XX/XXXX borrower promised payment on X/XX/XXXX, which was not kept and borrower has not responded to any collection efforts since that time.

433756749	7/1/2021	6/25/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX		XXXX	IN	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No borrower contact noted. Payments are being made by XXXX. Contact with Xrd party noted X/XX/XXXX to confirm attorney still representing borrower.
433760660	7/1/2021	6/3/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	FL	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Borrower has confirmed on multiple occasions not impacted by XXXX. Most recently on X/XX/XXXX. X/XX/XXXX borrower requested payoff statement, but did not provide RFD. Last contact on X/XX/XXXX regarding not receiving payoff statement.
433758646	6/1/2021	5/20/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	VA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. Minimal contact is noted; borrower scheduled a payment on X/XXXX, also confirmed no XXXX impact. Loan is currently rolling XX days delinquent; RFD is unknown.
433756490	6/1/2021	5/18/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	OH	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Account is XxXX in the last XX days due to missed payment XXXX XXXX. Borrower reported online X/XX/XXXX that there is no ongoing XXXX impact, but has been unresponsive to collection calls, RFD unknown.
433762552	6/1/2021	5/28/2021	DELQ	XXXX	XXXX			No	XXXX		XXXX	NJ	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: Contact history begins X/XXXX. No contact with borrower noted in contact history. Loan is currently rolling XX days delinquent; RFD is unknown.
433755049	7/1/2021	6/30/2021	CURR	XXXX	XXXX			No	XXXX		XXXX	PA	XXXX	2M PHCH	Reinstatement 2	CONTACT HISTORY AND SERVICING: No contact with borrower noted in contact history, despite multiple dialer attempts. Borrower pays through the website.